AUGUST 31, 2025 (Unaudited) :: SHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBX
::
Investments
Principal
Amount Value
Short-Term Investments — 88 .4%
Repurchase Agreements (a) — 88 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $11,838,774
(Cost $11,833,113) $ 11,833,113
$ 11,833,113
Total Investments — 88.4%
(Cost $11,833,113) 11,833,113
Other assets less liabilities — 11.6% 1,556,418
Net Assets — 100.0% $ 13,389,531
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 3 12/19/2025 U.S. Dollar $ 337,594 $ (943)
Swap Agreements
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,070,904) 11/6/2025 Bank of America NA (3.84)%
ICE U.S. Treasury 7-10 Year
Bond Index (2,032)
(7,106,231) 1/13/2026 Citibank NA (3.86)%
ICE U.S. Treasury 7-10 Year
Bond Index 40,486
(3,920,711) 11/6/2025 Goldman Sachs International (4.11)%
ICE U.S. Treasury 7-10 Year
Bond Index (4,998)
(13,097,846) 33,456
Total Unrealized
Appreciation
40,486
Total Unrealized
Depreciation
(7,030)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT 20+ YEAR TREASURY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
Investments
Principal
Amount Value
Short-Term Investments — 89 .4%
Repurchase Agreements (a) — 20 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $14,589,700
(Cost $14,582,725) $ 14,582,725
$ 14,582,725
U.S. Treasury Obligations — 69 .1%
U.S. Treasury Bills
4.27%, 10/28/2025 (b)
(Cost $49,665,917) 50,000,000 49,678,389
Total Short-Term Investments
(Cost $64,248,642) 64,261,114
Total Investments — 89.4%
(Cost $64,248,642) 64,261,114
Other assets less liabilities — 10.6% 7,612,445
Net Assets — 100.0% $ 71,873,559
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 20 12/19/2025 U.S. Dollar $ 2,285,000 $ (2,538)
Swap Agreements
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(7,981,343) 12/8/2025 Bank of America NA (4.03)%
ICE U.S. Treasury 20+ Year
Bond Index 372,253
(5,211,915) 12/11/2025 Barclays Bank PLC (4.11)%
ICE U.S. Treasury 20+ Year
Bond Index 223,805
(18,081,301) 12/11/2025 Citibank NA (3.88)%
ICE U.S. Treasury 20+ Year
Bond Index 130,416
(13,059,746) 12/8/2025 Goldman Sachs International (3.91)%
ICE U.S. Treasury 20+ Year
Bond Index 568,592
(19,627,625) 11/6/2025
Morgan Stanley & Co.
International plc (4.16)%
ICE U.S. Treasury 20+ Year
Bond Index 783,118
(5,639,340) 11/6/2025 Societe Generale (4.01)%
ICE U.S. Treasury 20+ Year
Bond Index 209,447
(69,601,270) 2,287,631
Total Unrealized
Appreciation
2,287,631
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Investments
Principal
Amount Value
Short-Term Investments — 93 .6%
Repurchase Agreements (a) — 52 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $63,679,757
(Cost $63,649,312) $ 63,649,312
$ 63,649,312
U.S. Treasury Obligations — 41 .1%
U.S. Treasury Bills
4.27%, 9/23/2025 (b)
(Cost $49,869,833) 50,000,000 49,876,159
Total Short-Term Investments
(Cost $113,519,145) 113,525,471
Total Investments — 93.6%
(Cost $113,519,145) 113,525,471
Other assets less liabilities — 6.4% 7,747,144
Net Assets — 100.0% $ 121,272,615
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 102 9/19/2025 U.S. Dollar $ 23,256,510 $ (925,376)

SHORT DOW30
~
SM
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Swap Agreements
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(13,253,560) 3/8/2027 Bank of America NA (5.23)%
Dow Jones Industrial
Average
SM
(1,594,294)
(9,382,245) 11/6/2025 Barclays Bank PLC (4.88)%
Dow Jones Industrial
Average
SM
(5,016,220)
(16,988,240) 1/12/2027 BNP Paribas (4.93)%
Dow Jones Industrial
Average
SM
(1,698,200)
(11,067,406) 3/8/2027 Citibank NA (5.08)%
Dow Jones Industrial
Average
SM
(1,208,554)
(11,112,951) 11/6/2026 Goldman Sachs International (4.83)%
Dow Jones Industrial
Average
SM
(170,910)
(21,542,728) 11/6/2026 Societe Generale (4.93)%
Dow Jones Industrial
Average
SM
(229,321)
(14,615,443) 11/6/2026 UBS AG (4.73)%
Dow Jones Industrial
Average
SM
(238,234)
(97,962,573) (10,155,733)
Total Unrealized
Depreciation
(10,155,733)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: SHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SEF
::
Investments
Principal
Amount Value
Short-Term Investments — 104 .3%
Repurchase Agreements (a) — 104 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $8,012,341
(Cost $8,008,510) $ 8,008,510
$ 8,008,510
Total Investments — 104.3%
(Cost $8,008,510) 8,008,510
Liabilities in excess of other assets — (4.3%) (331,614)
Net Assets — 100.0% $ 7,676,896
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(889,154) 3/8/2027 Bank of America NA (4.78)%
S&P Financial Select Sector
Index
c
(95,634)
(1,181,552) 3/6/2026 Barclays Bank PLC (4.98)%
S&P Financial Select Sector
Index
c
(556,267)
(911,749) 3/6/2026 BNP Paribas (4.83)%
S&P Financial Select Sector
Index
c
(453,774)
(1,160,287) 4/15/2027 Citibank NA (4.73)%
S&P Financial Select Sector
Index
c
(186,923)
(845,295) 3/8/2027 Goldman Sachs International (4.58)%
S&P Financial Select Sector
Index
c
(191,822)
(1,243,354) 3/6/2026 J.P. Morgan Securities, LLC (4.98)%
S&P Financial Select Sector
Index
c
(200,948)
(575,492) 3/6/2026 Societe Generale (4.63)%
S&P Financial Select Sector
Index
c
(322,576)
(865,896) 1/26/2026 UBS AG (4.63)%
S&P Financial Select Sector
Index
c
(542,718)
(7,672,779) (2,550,662)
Total Unrealized
Depreciation
(2,550,662)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

SHORT FTSE CHINA 50 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

YXI
::
Investments
Principal
Amount Value
Short-Term Investments — 90 .1%
Repurchase Agreements (a) — 90 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,773,724
(Cost $2,772,398) $ 2,772,398
$ 2,772,398
Total Investments — 90.1%
(Cost $2,772,398) 2,772,398
Other assets less liabilities — 9.9% 303,194
Net Assets — 100.0% $ 3,075,592
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(606,121) 11/13/2025 Bank of America NA (3.63)% iShares
®
China Large-Cap ETF
c
(253,220)
(916,116) 11/13/2025 Citibank NA (1.78)% iShares
®
China Large-Cap ETF
c
(186,904)
(67,827) 11/6/2026 Goldman Sachs International (3.83)% iShares
®
China Large-Cap ETF
c
84,551
(765,993) 11/6/2026 Societe Generale (4.18)% iShares
®
China Large-Cap ETF
c
(230,585)
(715,349) 11/4/2025 UBS AG (4.43)% iShares
®
China Large-Cap ETF
c
(284,959)
(3,071,406) (871,117)
Total Unrealized
Appreciation
84,551
Total Unrealized
Depreciation
(955,668)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2025 (Unaudited) :: SHORT HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SJB
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .0%
Repurchase Agreements (a) — 40 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $31,780,647
(Cost $31,765,454) $ 31,765,454
$ 31,765,454
U.S. Treasury Obligations — 50 .7%
U.S. Treasury Bills
4.27%, 9/23/2025 (b)
(Cost $39,895,867) 40,000,000 39,900,927
Total Short-Term Investments
(Cost $71,661,321) 71,666,381
Total Investments — 91.0%
(Cost $71,661,321) 71,666,381
Other assets less liabilities — 9.0% 7,090,543
Net Assets — 100.0% $ 78,756,924
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2025.
Swap Agreements
Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(6,237,368) 3/6/2026 BNP Paribas (2.33)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(1,177,750)
(4,714,473) 3/8/2027 Citibank NA (1.78)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(174,088)
(5,368,550) 11/6/2026 Goldman Sachs International (1.33)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(366,030)
(62,409,145) 1/26/2026 UBS AG (4.63)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(4,257,820)
(78,729,536) (5,975,688)
Total Unrealized
Depreciation
(5,975,688)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT MIDCAP400 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MYY
::
Investments
Principal
Amount Value
Short-Term Investments — 101 .4%
Repurchase Agreements (a) — 101 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $3,543,430
(Cost $3,541,736) $ 3,541,736
$ 3,541,736
Total Investments — 101.4%
(Cost $3,541,736) 3,541,736
Liabilities in excess of other assets — (1.4%) (50,573)
Net Assets — 100.0% $ 3,491,163
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 1 9/19/2025 U.S. Dollar $ 325,850 $ (22,772)
Swap Agreements
Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(374,220) 1/12/2027 Bank of America NA (5.08)% S&P MidCap 400
®
(54,053)
(1,073,850) 4/6/2027 BNP Paribas (4.78)% S&P MidCap 400
®
(368,181)
(566,211) 3/8/2027 Citibank NA (4.68)% S&P MidCap 400
®
(203,827)
(1,148,694) 11/6/2026 Societe Generale (4.56)% S&P MidCap 400
®
(108,282)
(3,162,975) (734,343)
Total Unrealized
Depreciation
(734,343)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: SHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFZ
::
Investments
Principal
Amount Value
Short-Term Investments — 92 .8%
Repurchase Agreements (a) — 92 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $7,397,961
(Cost $7,394,423) $ 7,394,423
$ 7,394,423
Total Investments — 92.8%
(Cost $7,394,423) 7,394,423
Other assets less liabilities — 7.2% 575,915
Net Assets — 100.0% $ 7,970,338
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(256,118) 11/13/2025 Citibank NA (4.13)% iShares
®
MSCI EAFE ETF
c
(151,440)
(1,500,661) 11/6/2026 Goldman Sachs International (4.18)% iShares
®
MSCI EAFE ETF
c
(482,857)
(1,202,806) 11/6/2026 Societe Generale (3.78)% iShares
®
MSCI EAFE ETF
c
(516,401)
(4,997,146) 11/6/2026 UBS AG (4.23)% iShares
®
MSCI EAFE ETF
c
(793,741)
(7,956,731) (1,944,439)
Total Unrealized
Depreciation
(1,944,439)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT MSCI EMERGING MARKETS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUM
::
Investments
Principal
Amount Value
Short-Term Investments — 87 .5%
Repurchase Agreements (a) — 87 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $8,564,686
(Cost $8,560,592) $ 8,560,592
$ 8,560,592
Total Investments — 87.5%
(Cost $8,560,592) 8,560,592
Other assets less liabilities — 12.5% 1,219,589
Net Assets — 100.0% $ 9,780,181
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(6,708,500) 11/6/2026 Bank of America NA (4.28)%
iShares
®
MSCI Emerging
Markets ETF
c
(708,094)
(1,588,573) 11/13/2025 Citibank NA (3.98)%
iShares
®
MSCI Emerging
Markets ETF
c
(442,428)
(186,496) 11/6/2026 Goldman Sachs International (3.98)%
iShares
®
MSCI Emerging
Markets ETF
c
(69,746)
(725,860) 11/6/2026 Societe Generale (4.13)%
iShares
®
MSCI Emerging
Markets ETF
c
(461,802)
(568,881) 11/6/2026 UBS AG (4.23)%
iShares
®
MSCI Emerging
Markets ETF
c
(197,138)
(9,778,310) (1,879,208)
Total Unrealized
Depreciation
(1,879,208)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2025 (Unaudited) :: SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Investments
Principal
Amount Value
Short-Term Investments — 133 .0%
Repurchase Agreements (a) — 61 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $314,595,088
(Cost $314,444,682) $ 314,444,682
$ 314,444,682
U.S. Treasury Obligations (b) — 71 .7%
U.S. Treasury Bills
4.27%, 10/2/2025 (c) 180,000,000 179,368,096
4.28%, 11/18/2025 (c) 190,000,000 188,368,213
Total U.S. Treasury Obligations
(Cost $367,605,930) 367,736,309
Total Short-Term Investments
(Cost $682,050,612) 682,180,991
Total Investments — 133.0%
(Cost $682,050,612) 682,180,991
Liabilities in excess of other assets — (33.0%) (169,298,065)
Net Assets — 100.0% $ 512,882,926
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $209,262,470.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
Short QQQ had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 112 9/19/2025 U.S. Dollar $ 52,554,320 $ (2,066,245)

SHORT QQQ :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Swap Agreements
Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(52,146,140) 3/8/2027 Bank of America NA (5.18)% Nasdaq-100 Index
®
(1,989,409)
(74,109,804) 11/6/2025 Barclays Bank PLC (4.88)% Nasdaq-100 Index
®
(63,185,658)
(48,165,519) 11/6/2025 BNP Paribas (5.03)% Nasdaq-100 Index
®
(42,918,563)
(59,053,689) 11/6/2025 Citibank NA (4.98)% Nasdaq-100 Index
®
(25,420,404)
(36,645,132) 11/6/2026 Goldman Sachs International (4.83)% Nasdaq-100 Index
®
(6,228,296)
(37,511,503) 4/6/2027 J.P. Morgan Securities, LLC (4.88)% Nasdaq-100 Index
®
(12,207,088)
(31,212,755) 1/12/2027
Morgan Stanley & Co.
International plc (4.68)% Nasdaq-100 Index
®
(3,448,492)
(52,216,387) 4/6/2027
Nomura Global Financial
Products Inc. (5.03)% Nasdaq-100 Index
®
(12,177,414)
(19,270,891) 11/6/2026 Societe Generale (4.98)% Nasdaq-100 Index
®
2,325,930
(49,681,152) 11/6/2026 UBS AG (4.85)% Nasdaq-100 Index
®
(9,863,044)
(460,012,972) (175,112,438)
Total Unrealized
Appreciation
2,325,930
Total Unrealized
Depreciation
(177,438,368)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: SHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REK
::
Investments
Principal
Amount Value
Short-Term Investments — 90 .8%
Repurchase Agreements (a) — 90 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $10,239,053
(Cost $10,234,158) $ 10,234,158
$ 10,234,158
Total Investments — 90.8%
(Cost $10,234,158) 10,234,158
Other assets less liabilities — 9.2% 1,034,999
Net Assets — 100.0% $ 11,269,157
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,107,269) 3/8/2027 Bank of America NA (4.83)%
S&P Real Estate Select Sector
Index
c
(35,893)
(1,215,476) 3/6/2026 BNP Paribas (4.83)%
S&P Real Estate Select Sector
Index
c
(249,172)
(1,613,235) 4/15/2027 Citibank NA (4.78)%
S&P Real Estate Select Sector
index
c
(139,798)
(1,125,633) 3/8/2027 Goldman Sachs International (4.58)%
S&P Real Estate Select Sector
Index
c
27,988
(2,050,209) 3/8/2027 Societe Generale (4.63)%
S&P Real Estate Select Sector
Index
c
(42,584)
(3,153,848) 3/8/2027 UBS AG (4.63)%
S&P Real Estate Select Sector
Index
c
(148,830)
(11,265,670) (588,289)
Total Unrealized
Appreciation
27,988
Total Unrealized
Depreciation
(616,277)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

SHORT RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RWM
::
Investments
Principal
Amount Value
Short-Term Investments — 93 .2%
Repurchase Agreements (a) — 34 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $43,847,275
(Cost $43,826,311) $ 43,826,311
$ 43,826,311
U.S. Treasury Obligations — 58 .7%
U.S. Treasury Bills
4.27%, 10/2/2025 (b)
(Cost $74,726,490) 75,000,000 74,736,707
Total Short-Term Investments
(Cost $118,552,801) 118,563,018
Total Investments — 93.2%
(Cost $118,552,801) 118,563,018
Other assets less liabilities — 6.8% 8,591,591
Net Assets — 100.0% $ 127,154,609
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 144 9/19/2025 U.S. Dollar $ 17,062,560 $ (1,039,418)
Swap Agreements
Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(17,371,889) 11/6/2025 Bank of America NA (4.73)% Russell 2000
®
Index (3,592,867)
(16,046,694) 11/6/2025 Barclays Bank PLC (4.78)% Russell 2000
®
Index (12,509,673)
(15,133,256) 1/12/2027 BNP Paribas (4.73)% Russell 2000
®
Index (1,417,806)
(9,782,780) 3/8/2027 Citibank NA (4.58)% Russell 2000
®
Index (2,260,303)
(11,260,449) 11/6/2026 Goldman Sachs International (4.48)% Russell 2000
®
Index (171,006)
(22,909,312) 11/6/2026 Societe Generale (4.63)% Russell 2000
®
Index (5,341,739)
(17,581,698) 11/6/2026 UBS AG (4.63)% Russell 2000
®
Index (978,106)
(110,086,078) (26,271,500)
Total Unrealized
Depreciation
(26,271,500)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Investments
Principal
Amount Value
Short-Term Investments — 118 .6%
Repurchase Agreements (a) — 14 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $146,895,941
(Cost $146,825,711) $ 146,825,711
$ 146,825,711
U.S. Treasury Obligations (b) — 104 .3%
U.S. Treasury Bills
4.29%, 9/16/2025 (c) 400,000,000 399,337,256
4.27%, 9/23/2025 (c) 150,000,000 149,628,476
4.23%, 10/9/2025 (c) 250,000,000 248,923,402
4.27%, 10/21/2025 (c) 200,000,000 198,871,638
4.27%, 10/28/2025 (c) 75,000,000 74,517,584
Total U.S. Treasury Obligations
(Cost $1,071,116,243) 1,071,278,356
Total Short-Term Investments
(Cost $1,217,941,954) 1,218,104,067
Total Investments — 118.6%
(Cost $1,217,941,954) 1,218,104,067
Liabilities in excess of other assets — (18.6%) (190,720,743)
Net Assets — 100.0% $ 1,027,383,324
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $265,244,072.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 361 9/19/2025 U.S. Dollar $ 116,833,138 $ (7,260,555)

SHORT S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Swap Agreements
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(90,637,448) 3/8/2027 Bank of America NA (5.03)% S&P 500
®
(32,132,598)
(115,709,717) 3/6/2026 Barclays Bank PLC (4.88)% S&P 500
®
(19,202,309)
(76,056,641) 1/12/2027 BNP Paribas (4.93)% S&P 500
®
(21,657,009)
(98,945,342) 3/6/2026 Citibank NA (4.83)% S&P 500
®
(30,910,686)
(94,093,687) 11/6/2026 Goldman Sachs International (4.83)% S&P 500
®
(23,966,584)
(133,165,339) 4/6/2027 J.P. Morgan Securities, LLC (4.78)% S&P 500
®
(35,068,717)
(46,630,157) 1/12/2027
Morgan Stanley & Co.
International plc (4.68)% S&P 500
®
(5,962,849)
(145,433,373) 11/6/2026 Societe Generale (4.93)% S&P 500
®
(9,427,454)
(109,809,613) 4/7/2026 UBS AG (4.85)% S&P 500
®
(16,177,345)
(910,481,317) (194,505,551)
Total Unrealized
Depreciation
(194,505,551)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: SHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBB
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .5%
Repurchase Agreements (a) — 91 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $4,429,109
(Cost $4,426,990) $ 4,426,990
$ 4,426,990
Total Investments — 91.5%
(Cost $4,426,990) 4,426,990
Other assets less liabilities — 8.5% 410,255
Net Assets — 100.0% $ 4,837,245
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,528,350) 11/6/2025 Bank of America NA (4.83)% S&P SmallCap 600
®
(298,854)
(1,315,560) 3/8/2027 Citibank NA (4.68)% S&P SmallCap 600
®
(97,621)
(842,533) 11/6/2026 Societe Generale (4.38)% S&P SmallCap 600
®
(53,006)
(1,148,778) 1/26/2026 UBS AG (4.63)% S&P SmallCap 600
®
(252,473)
(4,835,221) (701,954)
Total Unrealized
Depreciation
(701,954)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA 7-10 YEAR TREASURY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
Investments
Principal
Amount Value
Short-Term Investments — 96 .7%
Repurchase Agreements (a) — 96 .7%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $18,486,795
(Cost $18,477,958) $ 18,477,958
$ 18,477,958
Total Investments — 96.7%
(Cost $18,477,958) 18,477,958
Other assets less liabilities — 3.3% 633,645
Net Assets — 100.0% $ 19,111,603
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury 10 Year Note 6 12/19/2025 U.S. Dollar $ 675,188 $ 1,864
Swap Agreements
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
12,061,549 12/8/2025 Bank of America NA 3.84%
ICE U.S. Treasury 7-10 Year
Bond Index 28,020
8,354,611 12/11/2025 Citibank NA 4.18%
ICE U.S. Treasury 7-10 Year
Bond Index (371,675)
17,131,923 11/6/2025 Goldman Sachs International 4.11%
ICE U.S. Treasury 7-10 Year
Bond Index (50,263)
37,548,083 (393,918)
Total Unrealized
Appreciation
28,020
Total Unrealized
Depreciation
(421,938)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRA 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
Investments
Principal
Amount Value
Short-Term Investments — 119 .1%
Repurchase Agreements (a) — 37 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $38,607,546
(Cost $38,589,091) $ 38,589,091
$ 38,589,091
U.S. Treasury Obligations (b) — 81 .8%
U.S. Treasury Bills
4.27%, 9/23/2025 (c) 10,000,000 9,975,232
4.27%, 10/28/2025 (c) 75,000,000 74,517,583
Total U.S. Treasury Obligations
(Cost $84,472,842) 84,492,815
Total Short-Term Investments
(Cost $123,061,933) 123,081,906
Total Investments — 119.1%
(Cost $123,061,933) 123,081,906
Liabilities in excess of other assets — (19.1%) (19,725,692)
Net Assets — 100.0% $ 103,356,214
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,851,982.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 35 12/19/2025 U.S. Dollar $ 3,998,750 $ 3,215
Swap Agreements
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
35,583,241 12/8/2025 Bank of America NA 4.03%
ICE U.S. Treasury 20+ Year
Bond Index (4,519,339)
39,784,276 12/11/2025 Barclays Bank PLC 4.55%
ICE U.S. Treasury 20+ Year
Bond Index (3,018,965)
39,840,938 12/11/2025 Citibank NA 4.25%
ICE U.S. Treasury 20+ Year
Bond Index (3,959,673)
50,609,201 11/6/2025 Goldman Sachs International 3.91%
ICE U.S. Treasury 20+ Year
Bond Index (1,348,020)
38,846,247 11/6/2025 Societe Generale 4.58%
ICE U.S. Treasury 20+ Year
Bond Index (1,787,033)
204,663,903 (14,633,030)
Total Unrealized
Depreciation
(14,633,030)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA COMMUNICATION SERVICES :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Investments
Shares Value
Common Stocks (a) — 76 .3%
Diversified Telecommunication Services — 6.6%
AT&T, Inc. 17,581 $ 514,948
Verizon Communications, Inc. 11,391 503,824
1,018,772
Entertainment — 23.0%
Electronic Arts, Inc. 3,374 580,159
Live Nation Entertainment, Inc.* 2,592 431,542
Netflix, Inc.* 754 911,021
Take-Two Interactive Software,
Inc.* 2,123 495,232
TKO Group Holdings, Inc.,
Class
a
A 1,102 208,895
Walt Disney Co. (The) 4,169 493,526
Warner Bros Discovery, Inc.* 37,028 431,006
3,551,381
Interactive Media & Services — 30.7%
Alphabet, Inc., Class
a
A 6,316 1,344,740
Alphabet, Inc., Class
a
C 5,095 1,087,935
Match Group, Inc. 4,033 150,592
Meta Platforms, Inc., Class
a
A 2,926 2,161,436
4,744,703
Media — 12.5%
Charter Communications, Inc.,
Class
a
A* 1,246 330,913
Comcast Corp., Class
a
A 14,163 481,117
Fox Corp., Class
a
A 3,520 210,144
Fox Corp., Class
a
B 2,170 118,373
Interpublic Group of Cos., Inc.
(The) 6,081 163,214
News Corp., Class
a
A 6,204 182,460
News Corp., Class
a
B 1,833 62,084
Omnicom Group, Inc. 3,209 251,361
Paramount Skydance Corp.,
Class
a
B* 5,099 74,955
Trade Desk, Inc. (The), Class
a
A* 996 54,441
1,929,062
Wireless Telecommunication Services — 3.5%
T-Mobile US, Inc. 2,157 543,543
Total Common Stocks
(Cost $10,021,180)
11,787,461
Investments
Principal
Amount Value
Short-Term Investments — 9 .4%
Repurchase Agreements (b) — 9 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,458,494
(Cost $1,457,796) $ 1,457,796
$ 1,457,796
Total Investments — 85.7%
(Cost $11,478,976) 13,245,257
Other assets less liabilities — 14.3% 2,214,559
Net Assets — 100.0% $ 15,459,816
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $185,414.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2025 (Unaudited) :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Swap Agreements
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
2,169,736 11/6/2026 Bank of America NA 5.33%
S&P Communication Services
Select Sector Index
c
(90,396)
6,702,655 11/6/2026 BNP Paribas 5.23%
S&P Communication Services
Select Sector Index
c
110,714
426,396 11/6/2026 Goldman Sachs International 5.08%
S&P Communication Services
Select Sector Index
c
(310,267)
2,293,472 11/6/2026 Societe Generale 5.18%
S&P Communication Services
Select Sector Index
c
90,145
7,521,752 11/6/2026 UBS AG 5.13%
S&P Communication Services
Select Sector Index
c
276,381
19,114,011 76,577
Total Unrealized
Appreciation
477,240
Total Unrealized
Depreciation
(400,663)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER DISCRETIONARY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Investments
Shares Value
Common Stocks (a) — 68 .3%
Automobile Components — 0.3%
Aptiv plc* 649 $ 51,615
Automobiles — 12.7%
Ford Motor Co. 11,647 137,085
General Motors Co. 2,868 168,036
Tesla, Inc.* 5,920 1,976,511
2,281,632
Broadline Retail — 16.3%
Amazon.com, Inc.* 12,226 2,799,754
eBay, Inc. 1,376 124,679
2,924,433
Distributors — 0.7%
Genuine Parts Co. 413 57,543
LKQ Corp. 771 25,150
Pool Corp. 113 35,110
117,803
Hotels, Restaurants & Leisure — 17.7%
Airbnb, Inc., Class
a
A* 1,287 167,992
Booking Holdings, Inc. 92 515,113
Caesars Entertainment, Inc.* 619 16,571
Carnival Corp.* 3,132 99,879
Chipotle Mexican Grill, Inc.,
Class
a
A* 4,018 169,319
Darden Restaurants, Inc. 350 72,429
Domino's Pizza, Inc. 102 46,747
DoorDash, Inc., Class
a
A* 1,022 250,645
Expedia Group, Inc. 362 77,758
Hilton Worldwide Holdings, Inc. 709 195,727
Las Vegas Sands Corp. 1,010 58,206
Marriott International, Inc.,
Class
a
A 677 181,341
McDonald's Corp. 1,692 530,510
MGM Resorts International* 615 24,409
Norwegian Cruise Line Holdings
Ltd.* 1,332 33,087
Royal Caribbean Cruises Ltd. 746 270,962
Starbucks Corp. 3,389 298,876
Wynn Resorts Ltd. 262 33,208
Yum! Brands, Inc. 828 121,691
3,164,470
Household Durables — 2.9%
DR Horton, Inc. 826 139,990
Garmin Ltd. 458 110,754
Lennar Corp., Class
a
A 694 92,399
Mohawk Industries, Inc.* 154 20,434
NVR, Inc.* 10 81,177
PulteGroup, Inc. 597 78,816
523,570
Leisure Products — 0.2%
Hasbro, Inc. 393 31,900
Investments
Shares Value
Common Stocks (a) (continued)
Specialty Retail — 14.8%
AutoZone, Inc.* 50 $ 209,927
Best Buy Co., Inc. 574 42,269
CarMax, Inc.* 455 27,914
Home Depot, Inc. (The) 2,100 854,217
Lowe's Cos., Inc. 1,668 430,444
O'Reilly Automotive, Inc.* 2,550 264,384
Ross Stores, Inc. 982 144,511
TJX Cos., Inc. (The) 3,329 454,775
Tractor Supply Co. 1,582 97,704
Ulta Beauty, Inc.* 135 66,519
Williams-Sonoma, Inc. 367 69,066
2,661,730
Textiles, Apparel & Luxury Goods — 2.7%
Deckers Outdoor Corp.* 453 54,192
Lululemon Athletica, Inc.* 328 66,321
NIKE, Inc., Class
a
B 3,513 271,801
Ralph Lauren Corp., Class
a
A 118 35,038
Tapestry, Inc. 618 62,925
490,277
Total Common Stocks
(Cost $11,284,690)
12,247,430
Principal
Amount
Short-Term Investments — 21 .5%
Repurchase Agreements (b) — 21 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $3,854,781
(Cost $3,852,937) $ 3,852,937
3,852,937
Total Investments — 89.8%
(Cost $15,137,627) 16,100,367
Other assets less liabilities — 10.2% 1,834,570
Net Assets — 100.0% $ 17,934,937
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,339,879.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2025 (Unaudited) :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Swap Agreements
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
3,207,006 11/6/2026 BNP Paribas 5.23%
S&P Consumer Discretionary
Select Sector Index
c
(883,528)
9,398,633 11/6/2026 Goldman Sachs International 5.08%
S&P Consumer Discretionary
Select Sector Index
c
(459,475)
5,344,229 11/6/2026 Societe Generale 5.28%
S&P Consumer Discretionary
Select Sector Index
c
(734,195)
5,587,680 11/6/2026 UBS AG 5.13%
S&P Consumer Discretionary
Select Sector Index
c
(55,046)
23,537,548 (2,132,244)
Total Unrealized
Depreciation
(2,132,244)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER STAPLES :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Investments
Shares Value
Common Stocks (a) — 69 .3%
Beverages — 13.3%
Brown-Forman Corp., Class
a
B 631 $ 18,892
Coca-Cola Co. (The) 4,840 333,912
Constellation Brands, Inc.,
Class
a
A 526 85,180
Keurig Dr Pepper, Inc. 4,687 136,345
Molson Coors Beverage Co.,
Class
a
B 590 29,789
Monster Beverage Corp.* 2,420 151,032
PepsiCo, Inc. 1,909 283,773
1,038,923
Consumer Staples Distribution & Retail — 20.8%
Costco Wholesale Corp. 552 520,713
Dollar General Corp. 754 82,005
Dollar Tree, Inc.* 681 74,345
Kroger Co. (The) 2,117 143,617
Sysco Corp. 1,666 134,063
Target Corp. 1,566 150,305
Walmart, Inc. 5,397 523,401
1,628,449
Food Products — 12.5%
Archer-Daniels-Midland Co. 1,657 103,794
Bunge Global SA 460 38,741
Campbell's Co. (The) 678 21,649
Conagra Brands, Inc. 1,642 31,411
General Mills, Inc. 1,886 93,036
Hershey Co. (The) 513 94,264
Hormel Foods Corp. 1,005 25,567
J M Smucker Co. (The) 371 40,999
Kellanova 931 74,015
Kraft Heinz Co. (The) 2,976 83,239
Lamb Weston Holdings, Inc. 492 28,305
McCormick & Co., Inc.
(Non-Voting) 876 61,644
Mondelez International, Inc.,
Class
a
A 3,695 227,021
Tyson Foods, Inc., Class
a
A 991 56,269
979,954
Household Products — 12.3%
Church & Dwight Co., Inc. 846 78,813
Clorox Co. (The) 429 50,708
Colgate-Palmolive Co. 2,684 225,644
Kimberly-Clark Corp. 1,141 147,349
Procter & Gamble Co. (The) 2,932 460,441
962,955
Personal Care Products — 2.7%
Estee Lauder Cos., Inc. (The),
Class
a
A 811 74,393
Kenvue, Inc. 6,618 137,059
211,452
Tobacco — 7.7%
Altria Group, Inc. 4,125 277,241
Investments
Shares Value
Common Stocks (a) (continued)
Philip Morris International, Inc. 1,944 $ 324,901
602,142
Total Common Stocks
(Cost $6,152,604)
5,423,875
Principal
Amount
Short-Term Investments — 15 .5%
Repurchase Agreements (b) — 15 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,218,124
(Cost $1,217,541) $ 1,217,541
1,217,541
Total Investments — 84.8%
(Cost $7,370,145) 6,641,416
Other assets less liabilities — 15.2% 1,189,369
Net Assets — 100.0% $ 7,830,785
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $113,467.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2025 (Unaudited) :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Swap Agreements
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
3,092,369 3/8/2027 Bank of America NA 5.33%
S&P Consumer Staples Select
Sector Index
c
(208,838)
3,042,703 3/8/2027 Goldman Sachs International 5.08%
S&P Consumer Staples Select
Sector Index
c
(110,028)
1,208,288 3/8/2027 Societe Generale 5.28%
S&P Consumer Staples Select
Sector Index
c
(45,651)
2,896,959 3/8/2027 UBS AG 5.13%
S&P Consumer Staples Select
Sector Index
c
(112,940)
10,240,319 (477,457)
Total Unrealized
Depreciation
(477,457)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA DOW30
~
SM
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Shares Value
Common Stocks (a) — 73 .6%
Aerospace & Defense — 2.3%
Boeing Co. (The)* 43,878 $ 10,297,289
Banks — 3.0%
JPMorgan Chase & Co. 43,877 13,225,405
Beverages — 0.7%
Coca-Cola Co. (The) 43,875 3,026,936
Biotechnology — 2.8%
Amgen, Inc. 43,876 12,623,564
Broadline Retail — 2.3%
Amazon.com, Inc.* 43,880 10,048,520
Capital Markets — 7.4%
Goldman Sachs Group, Inc.
(The) 43,876 32,698,589
Chemicals — 3.6%
Sherwin-Williams Co. (The) 43,876 16,051,157
Communications Equipment — 0.7%
Cisco Systems, Inc. 43,880 3,031,669
Consumer Finance — 3.3%
American Express Co. 43,876 14,535,241
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc. 43,877 4,255,192
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 43,878 1,940,724
Entertainment — 1.2%
Walt Disney Co. (The) 43,877 5,194,159
Financial Services — 3.5%
Visa, Inc., Class
a
A 43,876 15,434,699
Health Care Providers & Services — 3.1%
UnitedHealth Group, Inc. 43,876 13,595,856
Hotels, Restaurants & Leisure — 3.1%
McDonald's Corp. 43,876 13,756,881
Household Products — 1.6%
Procter & Gamble Co. (The) 43,881 6,891,072
Industrial Conglomerates — 3.7%
3M Co. 43,878 6,824,346
Honeywell International, Inc. 43,882 9,632,099
16,456,445
Insurance — 2.7%
Travelers Cos., Inc. (The) 43,877 11,913,044
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 2.4%
International Business
Machines Corp. 43,879 $ 10,684,098
Machinery — 4.2%
Caterpillar, Inc. 43,876 18,385,799
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. 43,881 7,047,289
Pharmaceuticals — 2.6%
Johnson & Johnson 43,880 7,774,220
Merck & Co., Inc. 43,878 3,691,017
11,465,237
Semiconductors & Semiconductor Equipment — 1.7%
NVIDIA Corp. 43,879 7,642,844
Software — 7.6%
Microsoft Corp. 43,876 22,231,531
Salesforce, Inc. 43,877 11,243,481
33,475,012
Specialty Retail — 4.0%
Home Depot, Inc. (The) 43,876 17,847,441
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc. 43,881 10,186,535
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class
a
B 43,877 3,394,764
Total Common Stocks
(Cost $317,619,485)
325,105,461
Principal
Amount
Short-Term Investments — 16 .3%
Repurchase Agreements (b) — 7 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $32,380,981
(Cost $32,365,501) $ 32,365,501
32,365,501
U.S. Treasury Obligations (a) — 9 .0%
U.S. Treasury Bills
4.21%, 10/7/2025 (c)
(Cost $39,832,500) 40,000,000 39,836,861
Total Short-Term Investments
(Cost $72,198,001) 72,202,362
Total Investments — 89.9%
(Cost $389,817,486) 397,307,823
Other assets less liabilities — 10.1% 44,434,815
Net Assets — 100.0% $ 441,742,638

AUGUST 31, 2025 (Unaudited) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $50,541,253.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 251 9/19/2025 U.S. Dollar $ 57,229,255 $ 3,347,135
Swap Agreements
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
58,752,895 3/6/2026 Bank of America NA 5.43%
Dow Jones Industrial
Average
SM
(6,050,562)
53,059,785 11/6/2025 Barclays Bank PLC 5.28%
Dow Jones Industrial
Average
SM
12,744,265
78,473,828 4/7/2026 BNP Paribas 5.23%
Dow Jones Industrial
Average
SM
(2,661,080)
66,950,974 11/6/2025 Citibank NA 5.28%
Dow Jones Industrial
Average
SM
6,603,035
123,127,758 11/6/2025
Morgan Stanley & Co.
International plc 5.73%
SPDR
®
Dow Jones Industrial
Average
SM
ETF Trust 22,778,825
53,879,593 11/6/2026 Societe Generale 5.23%
Dow Jones Industrial
Average
SM
1,036,794
66,905,429 1/26/2026 UBS AG 5.13%
Dow Jones Industrial
Average
SM
4,687,786
501,150,262 39,139,063
Total Unrealized
Appreciation
47,850,705
Total Unrealized
Depreciation
(8,711,642)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ENERGY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Investments
Shares Value
Common Stocks (a) — 72 .8%
Energy Equipment & Services — 6.2%
Baker Hughes Co., Class
a
A 38,090 $ 1,729,286
Halliburton Co. 33,052 751,272
Schlumberger NV 57,701 2,125,705
4,606,263
Oil, Gas & Consumable Fuels — 66.6%
APA Corp. 13,873 322,131
Chevron Corp. 63,016 10,120,370
ConocoPhillips 41,481 4,105,375
Coterra Energy, Inc. 29,344 717,167
Devon Energy Corp. 24,685 891,128
Diamondback Energy, Inc. 7,189 1,069,436
EOG Resources, Inc. 19,444 2,427,000
EQT Corp. 23,015 1,193,098
Expand Energy Corp. 8,325 805,693
Exxon Mobil Corp. 109,025 12,460,467
Kinder Morgan, Inc. 74,322 2,005,208
Marathon Petroleum Corp. 11,811 2,122,555
Occidental Petroleum Corp. 27,241 1,296,944
ONEOK, Inc. 24,014 1,834,189
Phillips 66 15,664 2,092,397
Targa Resources Corp. 8,340 1,399,118
Texas Pacific Land Corp. 724 675,840
Valero Energy Corp. 12,041 1,830,352
Williams Cos., Inc. (The) 39,241 2,271,269
49,639,737
Total Common Stocks
(Cost $54,371,876)
54,246,000
Principal
Amount
Short-Term Investments — 13 .8%
Repurchase Agreements (b) — 13 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $10,269,757
(Cost $10,264,846) $ 10,264,846
10,264,846
Total Investments — 86.6%
(Cost $64,636,722) 64,510,846
Other assets less liabilities — 13.4% 9,991,622
Net Assets — 100.0% $ 74,502,468
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,793,413.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2025 (Unaudited) :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Swap Agreements
Ultra Energy had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
13,679,425 11/6/2025 Bank of America NA 5.33%
S&P Energy Select Sector
Index
c
(3,660,087)
20,209,443 3/8/2027 BNP Paribas 5.23%
S&P Energy Select Sector
Index
c
385,679
3,518,052 4/15/2027 Citibank NA 5.23%
S&P Energy Select Sector
Index
c
423,681
36,665,730 3/8/2027 Goldman Sachs International 5.08%
S&P Energy Select Sector
Index
c
1,513,969
9,659,064 4/15/2027 Societe Generale 5.28%
S&P Energy Select Sector
Index
c
684,712
10,876,124 4/15/2027 UBS AG 5.13%
S&P Energy Select Sector
Index
c
1,446,171
94,607,838 794,125
Total Unrealized
Appreciation
4,454,212
Total Unrealized
Depreciation
(3,660,087)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FINANCIALS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Shares Value
Common Stocks — 23 .1%
Banks — 6.0%
Bank of America Corp. 177,459 $ 9,004,270
Citigroup, Inc. 50,576 4,884,124
Citizens Financial Group, Inc. 11,744 613,976
Fifth Third Bancorp 18,079 827,476
Huntington Bancshares, Inc. 39,453 702,658
JPMorgan Chase & Co. 75,263 22,685,773
KeyCorp 26,712 517,144
M&T Bank Corp. 4,347 876,616
PNC Financial Services Group,
Inc. (The) 10,713 2,222,305
Regions Financial Corp. 24,345 666,810
Truist Financial Corp. 35,465 1,660,471
US Bancorp 42,194 2,060,333
Wells Fargo & Co. 88,107 7,240,633
53,962,589
Capital Markets — 5.7%
Ameriprise Financial, Inc. 2,579 1,327,695
Bank of New York Mellon Corp.
(The) 19,375 2,046,000
Blackrock, Inc. 3,944 4,445,440
Blackstone, Inc. 19,760 3,386,864
Cboe Global Markets, Inc. 2,836 669,154
Charles Schwab Corp. (The) 46,254 4,432,983
CME Group, Inc. 9,759 2,600,871
Coinbase Global, Inc., Class
a
A* 5,725 1,743,492
FactSet Research Systems, Inc. 1,028 383,773
Franklin Resources, Inc. 8,397 215,467
Goldman Sachs Group, Inc.
(The) 8,310 6,193,028
Interactive Brokers Group, Inc.,
Class
a
A 11,803 734,619
Intercontinental Exchange, Inc. 15,535 2,743,481
Invesco Ltd. 12,121 265,329
KKR & Co., Inc. 18,331 2,556,991
MarketAxess Holdings, Inc. 1,016 186,782
Moody's Corp. 4,190 2,135,894
Morgan Stanley 33,455 5,034,308
MSCI, Inc., Class
a
A 2,095 1,189,373
Nasdaq, Inc. 11,195 1,060,614
Northern Trust Corp. 5,268 691,583
Raymond James Financial, Inc. 4,917 833,137
S&P Global, Inc. 8,501 4,662,288
State Street Corp. 7,723 887,913
T. Rowe Price Group, Inc. 5,967 642,169
51,069,248
Consumer Finance — 1.1%
American Express Co. 14,989 4,965,556
Capital One Financial Corp. 17,322 3,935,905
Synchrony Financial 10,309 786,989
9,688,450
Financial Services — 7.1%
Apollo Global Management, Inc. 12,294 1,674,812
Berkshire Hathaway, Inc.,
Class
a
B* 49,661 24,978,490
Block, Inc., Class
a
A* 15,046 1,198,263
Investments
Shares Value
Common Stocks (continued)
Corpay, Inc.* 1,909 $ 621,704
Fidelity National Information
Services, Inc. 14,229 993,327
Fiserv, Inc.* 15,016 2,074,911
Global Payments, Inc. 6,605 586,656
Jack Henry & Associates, Inc. 1,972 321,949
Mastercard, Inc., Class
a
A 21,967 13,076,735
PayPal Holdings, Inc.* 26,338 1,848,664
Visa, Inc., Class
a
A 46,336 16,300,078
63,675,589
Insurance — 3.2%
Aflac, Inc. 13,179 1,408,308
Allstate Corp. (The) 7,172 1,459,143
American International Group,
Inc. 15,608 1,269,243
Aon plc, Class
a
A 5,848 2,146,216
Arch Capital Group Ltd. 10,108 925,185
Arthur J Gallagher & Co. 6,936 2,099,874
Assurant, Inc. 1,373 296,033
Brown & Brown, Inc. 7,590 735,850
Chubb Ltd. 10,093 2,776,282
Cincinnati Financial Corp. 4,233 650,189
Erie Indemnity Co., Class
a
A 675 239,206
Everest Group Ltd. 1,152 393,846
Globe Life, Inc. 2,235 312,788
Hartford Insurance Group, Inc.
(The) 7,694 1,017,993
Loews Corp. 4,714 456,315
Marsh & McLennan Cos., Inc. 13,344 2,746,329
MetLife, Inc. 15,271 1,242,449
Principal Financial Group, Inc. 5,586 449,729
Progressive Corp. (The) 15,876 3,922,325
Prudential Financial, Inc. 9,587 1,051,310
Travelers Cos., Inc. (The) 6,136 1,665,985
W R Berkley Corp. 8,116 581,836
Willis Towers Watson plc 2,685 877,431
28,723,865
Total Common Stocks
(Cost $178,912,438)
207,119,741
Principal
Amount
Short-Term Investments — 53 .3%
Repurchase Agreements (a) — 17 .2%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $154,157,411
(Cost $154,083,709) $ 154,083,709
154,083,709

AUGUST 31, 2025 (Unaudited) :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (b) — 36 .1%
U.S. Treasury Bills
4.27%, 9/23/2025 (c) $ 100,000,000 $ 99,752,317
4.26%, 9/30/2025 (c) 125,000,000 124,587,778
4.27%, 10/28/2025 (c) 100,000,000 99,356,778
Total U.S. Treasury Obligations
(Cost $323,646,569) 323,696,873
Total Short-Term Investments
(Cost $477,730,278) 477,780,582
Total Investments — 76.4%
(Cost $656,642,716) 684,900,323
Other assets less liabilities — 23.6% 211,178,742
Net Assets — 100.0% $ 896,079,065
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $71,567,929.
(c) The rate shown was the current yield as of August 31, 2025.
Swap Agreements
Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
482,812,233 4/15/2027 Bank of America NA 5.43%
S&P Financial Select Sector
Index
c
32,421,256
59,304,879 3/6/2026 Barclays Bank PLC 5.28%
S&P Financial Select Sector
Index
c
25,924,932
485,817,283 4/15/2027 BNP Paribas 5.23%
S&P Financial Select Sector
Index
c
22,082,817
51,837,443 4/15/2027 Citibank NA 5.33%
S&P Financial Select Sector
Index
c
12,675,148
52,279,362 4/15/2027 Goldman Sachs International 5.08%
S&P Financial Select Sector
Index
c
15,085,909
56,297,171 4/15/2027 J.P. Morgan Securities, LLC 5.18%
S&P Financial Select Sector
Index
c
36,748,019
355,618,613 3/8/2027 Societe Generale 5.28%
S&P Financial Select Sector
Index
c
29,324,349
38,889,545 4/15/2027 UBS AG 5.13%
S&P Financial Select Sector
Index
c
37,512,529
1,582,856,529 211,774,959
Total Unrealized
Appreciation
211,774,959
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FTSE CHINA 50 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

XPP
::
Investments
Principal
Amount Value
Short-Term Investments — 40 .2%
Repurchase Agreements (a) — 40 .2%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $7,513,035
(Cost $7,509,443) $ 7,509,443
$ 7,509,443
Total Investments — 40.2%
(Cost $7,509,443) 7,509,443
Other assets less liabilities — 59.8% 11,149,799
Net Assets — 100.0% $ 18,659,242
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
7,530,463 11/6/2026 Bank of America NA 5.33% iShares
®
China Large-Cap ETF
c
1,134,614
6,518,627 11/13/2025 Citibank NA 3.78% iShares
®
China Large-Cap ETF
c
1,861,515
11,814,549 11/6/2026 Goldman Sachs International 4.63% iShares
®
China Large-Cap ETF
c
353,449
1,091,563 11/6/2026 Societe Generale 5.28% iShares
®
China Large-Cap ETF
c
931,716
10,391,096 11/4/2025 UBS AG 4.93% iShares
®
China Large-Cap ETF
c
(1,077,351)
37,346,298 3,203,943
Total Unrealized
Appreciation
4,281,294
Total Unrealized
Depreciation
(1,077,351)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2025 (Unaudited) :: ULTRA FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPV
::
Investments
Principal
Amount Value
Short-Term Investments — 51 .9%
Repurchase Agreements (a) — 51 .9%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $4,807,406
(Cost $4,805,109) $ 4,805,109
$ 4,805,109
Total Investments — 51.9%
(Cost $4,805,109) 4,805,109
Other assets less liabilities — 48.1% 4,444,730
Net Assets — 100.0% $ 9,249,839
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
783,288 11/6/2026 Bank of America NA 5.33%
Vanguard
®
FTSE Europe ETF
Shares
c
115,301
7,456,559 3/6/2026 Citibank NA 4.73%
Vanguard
®
FTSE Europe ETF
Shares
c
679,396
2,428,448 3/6/2026 Goldman Sachs International 4.83%
Vanguard
®
FTSE Europe ETF
Shares
c
171,260
3,312,473 11/6/2026 Societe Generale 4.68%
Vanguard
®
FTSE Europe ETF
Shares
c
517,644
4,524,950 3/6/2026 UBS AG 3.83%
Vanguard
®
FTSE Europe ETF
Shares
c
347,649
18,505,718 1,831,250
Total Unrealized
Appreciation
1,831,250
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA HEALTH CARE :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
Investments
Shares Value
Common Stocks (a) — 78 .8%
Biotechnology — 13.8%
AbbVie, Inc. 18,632 $ 3,920,173
Amgen, Inc. 5,672 1,631,891
Biogen, Inc.* 1,546 204,412
Gilead Sciences, Inc. 13,121 1,482,279
Incyte Corp.* 1,695 143,414
Moderna, Inc.* 3,590 86,483
Regeneron Pharmaceuticals,
Inc. 1,095 635,867
Vertex Pharmaceuticals, Inc.* 2,709 1,059,273
9,163,792
Health Care Equipment & Supplies — 19.0%
Abbott Laboratories 18,352 2,434,576
Align Technology, Inc.* 718 101,927
Baxter International, Inc. 5,415 133,696
Becton Dickinson & Co. 3,024 583,572
Boston Scientific Corp.* 15,606 1,646,433
Cooper Cos., Inc. (The)* 2,110 142,203
Dexcom, Inc.* 4,135 311,531
Edwards Lifesciences Corp.* 6,188 503,332
GE HealthCare Technologies,
Inc. 4,829 356,042
Hologic, Inc.* 2,351 157,799
IDEXX Laboratories, Inc.* 848 548,732
Insulet Corp.* 742 252,191
Intuitive Surgical, Inc.* 3,781 1,789,528
Medtronic plc 13,528 1,255,534
ResMed, Inc. 1,547 424,667
Solventum Corp.* 1,551 113,363
STERIS plc 1,036 253,882
Stryker Corp. 3,628 1,420,036
Zimmer Biomet Holdings, Inc. 2,087 221,431
12,650,475
Health Care Providers & Services — 14.2%
Cardinal Health, Inc. 2,517 374,479
Cencora, Inc. 1,820 530,730
Centene Corp.* 5,249 152,431
Cigna Group (The) 2,818 847,852
CVS Health Corp. 13,343 976,040
DaVita, Inc.* 438 60,339
Elevance Health, Inc. 2,383 759,343
HCA Healthcare, Inc. 1,827 738,035
Henry Schein, Inc.* 1,284 89,341
Humana, Inc. 1,273 386,559
Labcorp Holdings, Inc. 882 245,187
McKesson Corp. 1,320 906,365
Molina Healthcare, Inc.* 572 103,435
Quest Diagnostics, Inc. 1,178 213,972
UnitedHealth Group, Inc. 9,570 2,965,456
Universal Health Services, Inc.,
Class
a
B 603 109,493
9,459,057
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 7.5%
Agilent Technologies, Inc. 3,008 $ 377,985
Bio-Techne Corp. 1,653 90,303
Charles River Laboratories
International, Inc.* 518 84,595
Danaher Corp. 6,719 1,382,905
IQVIA Holdings, Inc.* 1,734 330,864
Mettler-Toledo International,
Inc.* 219 284,928
Revvity, Inc. 1,243 112,007
Thermo Fisher Scientific, Inc. 3,982 1,962,011
Waters Corp.* 628 189,530
West Pharmaceutical Services,
Inc. 758 187,188
5,002,316
Pharmaceuticals — 24.3%
Bristol-Myers Squibb Co. 21,466 1,012,766
Eli Lilly & Co. 8,298 6,078,949
Johnson & Johnson 25,380 4,496,574
Merck & Co., Inc. 26,481 2,227,582
Pfizer, Inc. 59,970 1,484,857
Viatris, Inc. 12,380 130,609
Zoetis, Inc., Class
a
A 4,697 734,611
16,165,948
Total Common Stocks
(Cost $52,576,441)
52,441,588
Principal
Amount
Short-Term Investments — 13 .6%
Repurchase Agreements (b) — 13 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $9,016,131
(Cost $9,011,821) $ 9,011,821
9,011,821
Total Investments — 92.4%
(Cost $61,588,262) 61,453,409
Other assets less liabilities — 7.6% 5,032,133
Net Assets — 100.0% $ 66,485,542
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,063,706.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements

AUGUST 31, 2025 (Unaudited) :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
13,085,260 3/8/2027 Bank of America NA 5.38%
S&P Health Care Select Sector
Index
c
(3,710,356)
9,780,895 3/8/2027 BNP Paribas 5.23%
S&P Health Care Select Sector
Index
c
(955,276)
9,884,269 4/15/2027 Citibank NA 5.28%
S&P Health Care Select Sector
Index
c
(42,209)
16,598,034 3/8/2027 Goldman Sachs International 5.08%
S&P Health Care Select Sector
Index
c
(1,471,782)
11,828,421 3/8/2027 Societe Generale 5.28%
S&P Health Care Select Sector
Index
c
(968,750)
19,136,655 3/8/2027 UBS AG 4.83%
S&P Health Care Select Sector
Index
c
(3,861,368)
80,313,534 (11,009,741)
Total Unrealized
Depreciation
(11,009,741)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA HIGH YIELD :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UJB
::
Investments
Principal
Amount Value
Short-Term Investments — 81 .1%
Repurchase Agreements (a) — 81 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $19,596,085
(Cost $19,586,716) $ 19,586,716
$ 19,586,716
Total Investments — 81.1%
(Cost $19,586,716) 19,586,716
Other assets less liabilities — 18.9% 4,577,294
Net Assets — 100.0% $ 24,164,010
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,515,015 3/6/2026 BNP Paribas 4.33%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
245,963
11,235,537 3/8/2027 Citibank NA 4.28%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(40,033)
33,677,060 11/6/2026 Goldman Sachs International 3.33%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
105,461
2,017,393 1/26/2026 UBS AG 5.13%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
154,778
48,445,005 466,169
Total Unrealized
Appreciation
506,202
Total Unrealized
Depreciation
(40,033)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2025 (Unaudited) :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks — 68 .0%
Aerospace & Defense — 17.9%
Axon Enterprise, Inc.* 274 $ 204,757
Boeing Co. (The)* 2,794 655,696
General Dynamics Corp. 934 303,148
General Electric Co. 3,952 1,087,590
Howmet Aerospace, Inc. 1,496 260,454
Huntington Ingalls Industries,
Inc. 145 39,265
L3Harris Technologies, Inc. 693 192,391
Lockheed Martin Corp. 773 352,202
Northrop Grumman Corp. 501 295,610
RTX Corp. 4,950 785,070
Textron, Inc. 669 53,627
TransDigm Group, Inc. 208 290,967
4,520,777
Air Freight & Logistics — 2.2%
CH Robinson Worldwide, Inc. 440 56,628
Expeditors International of
Washington, Inc. 508 61,234
FedEx Corp. 817 188,784
United Parcel Service, Inc.,
Class
a
B 2,719 237,750
544,396
Building Products — 4.2%
A O Smith Corp. 431 30,726
Allegion plc 319 54,166
Builders FirstSource, Inc.* 410 56,859
Carrier Global Corp. 2,955 192,666
Johnson Controls International
plc 2,439 260,705
Lennox International, Inc. 118 65,827
Masco Corp. 782 57,391
Trane Technologies plc 826 343,286
1,061,626
Commercial Services & Supplies — 4.2%
Cintas Corp. 1,272 267,158
Copart, Inc.* 3,258 159,023
Republic Services, Inc., Class
a
A 753 176,179
Rollins, Inc. 1,042 58,915
Veralto Corp. 919 97,589
Waste Management, Inc. 1,357 307,211
1,066,075
Construction & Engineering — 0.8%
Quanta Services, Inc. 549 207,500
Electrical Equipment — 7.3%
AMETEK, Inc. 856 158,189
Eaton Corp. plc 1,450 506,253
Emerson Electric Co. 2,085 275,220
GE Vernova, Inc. 1,011 619,712
Generac Holdings, Inc.* 219 40,570
Hubbell, Inc., Class
a
B 198 85,336
Rockwell Automation, Inc. 418 143,554
1,828,834
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.0%(a)
Ralliant Corp.* 1 $ 42
Ground Transportation — 7.2%
CSX Corp. 6,962 226,335
JB Hunt Transport Services,
Inc. 290 42,047
Norfolk Southern Corp. 835 233,783
Old Dominion Freight Line, Inc. 689 104,018
Uber Technologies, Inc.* 7,752 726,750
Union Pacific Corp. 2,214 494,984
1,827,917
Industrial Conglomerates — 3.3%
3M Co. 1,994 310,127
Honeywell International, Inc. 2,382 522,849
832,976
Machinery — 12.3%
Caterpillar, Inc. 1,743 730,387
Cummins, Inc. 510 203,204
Deere & Co. 935 447,528
Dover Corp. 508 90,861
Fortive Corp. 1,260 60,304
IDEX Corp. 280 46,060
Illinois Tool Works, Inc. 988 261,474
Ingersoll Rand, Inc. 1,495 118,748
Nordson Corp. 200 45,018
Otis Worldwide Corp. 1,463 126,374
PACCAR, Inc. 1,945 194,461
Parker-Hannifin Corp. 474 359,932
Pentair plc 610 65,593
Snap-on, Inc. 194 63,097
Stanley Black & Decker, Inc. 573 42,568
Westinghouse Air Brake
Technologies Corp. 634 122,679
Xylem, Inc. 902 127,687
3,105,975
Passenger Airlines — 1.4%
Delta Air Lines, Inc. 2,420 149,507
Southwest Airlines Co. 2,112 69,485
United Airlines Holdings, Inc.* 1,210 127,050
346,042
Professional Services — 4.8%
Automatic Data Processing, Inc. 1,504 457,291
Broadridge Financial Solutions,
Inc. 435 111,195
Dayforce, Inc.* 592 41,304
Equifax, Inc. 460 113,298
Jacobs Solutions, Inc. 445 65,072
Leidos Holdings, Inc. 477 86,299
Paychex, Inc. 1,188 165,673
Paycom Software, Inc. 181 41,114
Verisk Analytics, Inc., Class
a
A 518 138,886
1,220,132

ULTRA INDUSTRIALS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 2.4%
Fastenal Co. 4,254 $ 211,254
United Rentals, Inc. 241 230,478
WW Grainger, Inc. 162 164,187
605,919
Total Common Stocks
(Cost $14,789,265)
17,168,211
Principal
Amount
Short-Term Investments — 11 .0%
Repurchase Agreements (b) — 11 .0%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,793,097
(Cost $2,791,761) $ 2,791,761
2,791,761
Total Investments — 79.0%
(Cost $17,581,026) 19,959,972
Other assets less liabilities — 21.0% 5,313,378
Net Assets — 100.0% $ 25,273,350
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
4,337,975 11/6/2026 Bank of America NA 5.38%
S&P Industrials Select Sector
Index
c
183,624
6,718,889 11/6/2026 BNP Paribas 5.23%
S&P Industrials Select Sector
Index
c
378,913
7,877,212 3/8/2027 Goldman Sachs International 5.08%
S&P Industrials Select Sector
Index
c
361,681
5,242,294 3/8/2027 Societe Generale 5.28%
S&P Industrials Select Sector
Index
c
595,616
9,235,985 11/6/2026 UBS AG 5.13%
S&P Industrials Select Sector
Index
c
384,689
33,412,355 1,904,523
Total Unrealized
Appreciation
1,904,523
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2025 (Unaudited) :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Investments
Shares Value
Common Stocks (a) — 69.7%
Chemicals — 39.4%
Air Products and Chemicals,
Inc. 3,978 $ 1,169,970
Albemarle Corp. 4,028 342,058
CF Industries Holdings, Inc. 5,545 480,363
Corteva, Inc. 14,900 1,105,431
Dow, Inc. 24,189 595,775
DuPont de Nemours, Inc. 14,319 1,101,417
Eastman Chemical Co. 3,948 277,702
Ecolab, Inc. 4,512 1,250,004
International Flavors &
Fragrances, Inc. 8,749 590,645
Linde plc 8,418 4,026,245
LyondellBasell Industries NV,
Class
a
A 8,796 495,655
Mosaic Co. (The) 10,855 362,557
PPG Industries, Inc. 7,764 863,590
Sherwin-Williams Co. (The) 4,123 1,508,317
14,169,729
Construction Materials — 6.7%
Martin Marietta Materials, Inc. 1,969 1,213,692
Vulcan Materials Co. 4,114 1,197,832
2,411,524
Containers & Packaging — 11.2%
Amcor plc 78,408 676,661
Avery Dennison Corp. 2,676 459,335
Ball Corp. 9,491 499,606
International Paper Co. 18,067 897,569
Packaging Corp. of America 3,056 666,086
Smurfit WestRock plc 16,964 803,415
4,002,672
Metals & Mining — 12.4%
Freeport-McMoRan, Inc. 26,189 1,162,792
Newmont Corp. 20,146 1,498,862
Nucor Corp. 7,897 1,174,521
Steel Dynamics, Inc. 4,725 618,597
4,454,772
Total Common Stocks
(Cost $23,980,314)
25,038,697
Principal
Amount
Short-Term Investments — 15.1%
Repurchase Agreements (b) — 15.1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $5,430,154
(Cost $5,427,559) $ 5,427,559
5,427,559
Total Investments — 84.8%
(Cost $29,407,873) 30,466,256
Other assets less liabilities — 15.2% 5,480,893
Net Assets — 100.0% $ 35,947,149
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $478,871.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA MATERIALS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Swap Agreements
Ultra Materials had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
6,464,672 3/8/2027 Bank of America NA 5.38%
S&P Materials Select Sector
Index
c
(581,481)
7,603,425 3/8/2027 BNP Paribas 5.23%
S&P Materials Select Sector
Index
c
234,929
14,058,315 3/8/2027 Goldman Sachs International 5.08%
S&P Materials Select Sector
Index
c
573,849
6,299,338 3/8/2027 Societe Generale 5.28%
S&P Materials Select Sector
Index
c
123,363
12,359,969 3/8/2027 UBS AG 5.13%
S&P Materials Select Sector
Index
c
544,414
46,785,719 895,074
Total Unrealized
Appreciation
1,476,555
Total Unrealized
Depreciation
(581,481)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2025 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) — 78 .0%
Aerospace & Defense — 1.8%
AeroVironment, Inc.* 1,217 $ 293,723
ATI, Inc.* 5,392 418,096
BWX Technologies, Inc. 3,494 566,168
Curtiss-Wright Corp. 1,441 689,014
Hexcel Corp. 3,073 194,060
Woodward, Inc. 2,275 561,515
2,722,576
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.* 4,373 230,238
Automobile Components — 0.7%
Autoliv, Inc. 2,718 337,222
Gentex Corp. 8,593 240,690
Goodyear Tire & Rubber Co.
(The)* 10,921 92,610
Lear Corp. 2,044 224,840
Visteon Corp. 1,042 129,167
1,024,529
Automobiles — 0.2%
Harley-Davidson, Inc. 4,179 121,692
Thor Industries, Inc. 2,033 222,817
344,509
Banks — 5.4%
Associated Banc-Corp. 6,243 168,374
Bank OZK 4,038 211,874
Cadence Bank 7,124 268,147
Columbia Banking System, Inc. 11,429 305,954
Comerica, Inc. 5,024 354,594
Commerce Bancshares, Inc. 4,641 287,463
Cullen/Frost Bankers, Inc. 2,458 317,156
East West Bancorp, Inc. 5,268 553,877
First Financial Bankshares, Inc. 4,921 182,914
First Horizon Corp. 19,389 438,191
Flagstar Financial, Inc. 11,584 148,507
FNB Corp. 13,754 229,554
Glacier Bancorp, Inc. 4,525 222,404
Hancock Whitney Corp. 3,273 205,937
Home BancShares, Inc. 7,020 208,915
International Bancshares Corp. 2,043 146,156
Old National Bancorp 12,444 284,843
Pinnacle Financial Partners, Inc. 2,939 285,730
Prosperity Bancshares, Inc. 3,643 251,841
SouthState Corp. 3,763 384,052
Synovus Financial Corp. 5,314 274,256
Texas Capital Bancshares, Inc.* 1,754 151,844
UMB Financial Corp. 2,727 332,421
United Bankshares, Inc. 5,417 207,688
Valley National Bancorp 18,206 190,435
Webster Financial Corp. 6,431 400,137
Western Alliance Bancorp 4,166 373,065
Wintrust Financial Corp. 2,558 351,188
Zions Bancorp NA 5,641 327,234
8,064,751
Investments
Shares Value
Common Stocks (a) (continued)
Beverages — 0.5%
Boston Beer Co., Inc. (The),
Class
a
A* 315 $ 69,643
Celsius Holdings, Inc.* 6,008 377,783
Coca-Cola Consolidated, Inc. 2,240 262,618
710,044
Biotechnology — 1.7%
BioMarin Pharmaceutical, Inc.* 7,331 427,177
Cytokinetics, Inc.* 4,565 161,281
Exelixis, Inc.* 10,425 390,104
Halozyme Therapeutics, Inc.* 4,710 344,537
Neurocrine Biosciences, Inc.* 3,783 528,107
Roivant Sciences Ltd.* 16,093 191,989
United Therapeutics Corp.* 1,724 525,406
2,568,601
Broadline Retail — 0.3%
Macy's, Inc. 10,649 140,886
Ollie's Bargain Outlet Holdings,
Inc.* 2,347 297,694
438,580
Building Products — 1.9%
AAON, Inc. 2,581 214,094
Advanced Drainage Systems,
Inc. 2,699 388,575
Carlisle Cos., Inc. 1,650 636,718
Fortune Brands Innovations,
Inc. 4,597 269,016
Owens Corning 3,251 488,203
Simpson Manufacturing Co.,
Inc. 1,599 305,601
Trex Co., Inc.* 4,098 252,560
UFP Industries, Inc. 2,308 233,039
2,787,806
Capital Markets — 2.4%
Affiliated Managers Group, Inc. 1,087 244,379
Carlyle Group, Inc. (The) 8,145 525,841
Evercore, Inc., Class
a
A 1,374 441,810
Federated Hermes, Inc.,
Class
a
B 2,885 153,194
Hamilton Lane, Inc., Class
a
A 1,657 255,741
Houlihan Lokey, Inc., Class
a
A 2,056 409,658
Janus Henderson Group plc 4,818 213,534
Jefferies Financial Group, Inc. 6,228 403,886
Morningstar, Inc. 1,018 267,144
SEI Investments Co. 3,616 319,220
Stifel Financial Corp. 3,927 452,744
3,687,151
Chemicals — 1.2%
Ashland, Inc. 1,746 98,038
Avient Corp. 3,499 130,863
Axalta Coating Systems Ltd.* 8,355 261,177
Cabot Corp. 2,054 167,524
NewMarket Corp. 288 238,164
Olin Corp. 4,401 104,128

ULTRA MIDCAP400 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
RPM International, Inc. 4,909 $ 615,147
Scotts Miracle-Gro Co. (The) 1,655 101,319
Westlake Corp. 1,274 111,883
1,828,243
Commercial Services & Supplies — 1.4%
Brink's Co. (The) 1,605 179,824
Clean Harbors, Inc.* 1,925 466,254
MSA Safety, Inc. 1,503 256,412
RB Global, Inc. 7,079 810,829
Tetra Tech, Inc. 10,073 366,859
2,080,178
Communications Equipment — 0.6%
Ciena Corp.* 5,434 510,633
Lumentum Holdings, Inc.* 2,652 352,212
862,845
Construction & Engineering — 2.7%
AECOM 5,057 631,569
API Group Corp.* 13,969 498,414
Comfort Systems USA, Inc. 1,345 946,046
EMCOR Group, Inc. 1,711 1,060,820
Fluor Corp.* 6,294 258,180
MasTec, Inc.* 2,344 425,881
Valmont Industries, Inc. 767 281,581
4,102,491
Construction Materials — 0.3%
Eagle Materials, Inc. 1,272 293,705
Knife River Corp.* 2,165 175,365
469,070
Consumer Finance — 0.6%
Ally Financial, Inc. 10,568 433,817
FirstCash Holdings, Inc. 1,475 217,223
SLM Corp. 8,022 250,928
901,968
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class
a
A 15,406 299,801
BJ's Wholesale Club Holdings,
Inc.* 5,048 493,089
Casey's General Stores, Inc. 1,419 701,724
Maplebear, Inc.* 6,279 272,320
Performance Food Group Co.* 5,966 604,952
Sprouts Farmers Market, Inc.* 3,741 525,760
US Foods Holding Corp.* 8,843 686,217
3,583,863
Containers & Packaging — 1.0%
AptarGroup, Inc. 2,525 351,657
Crown Holdings, Inc. 4,399 437,173
Graphic Packaging Holding Co. 11,535 256,884
Greif, Inc., Class
a
A 997 65,114
Silgan Holdings, Inc. 3,108 145,827
Sonoco Products Co. 3,771 178,180
1,434,835
Investments
Shares Value
Common Stocks (a) (continued)
Diversified Consumer Services — 1.0%
Duolingo, Inc., Class
a
A* 1,501 $ 447,088
Graham Holdings Co., Class
a
B 130 141,187
Grand Canyon Education, Inc.* 1,069 215,478
H&R Block, Inc. 5,118 257,691
Service Corp. International 5,442 431,278
1,492,722
Diversified REITs — 0.4%
WP Carey, Inc., REIT 8,370 561,627
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 8,513 315,662
Iridium Communications, Inc. 4,135 102,920
418,582
Electric Utilities — 0.7%
ALLETE, Inc. 2,213 141,964
IDACORP, Inc. 2,066 258,457
OGE Energy Corp. 7,696 343,703
Portland General Electric Co. 4,187 179,120
TXNM Energy, Inc. 3,542 200,619
1,123,863
Electrical Equipment — 1.4%
Acuity, Inc. 1,170 381,970
EnerSys 1,507 154,693
NEXTracker, Inc., Class
a
A* 5,493 369,459
nVent Electric plc 6,293 568,824
Regal Rexnord Corp. 2,536 378,701
Sensata Technologies Holding
plc 5,592 181,964
2,035,611
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc.* 1,983 250,512
Avnet, Inc. 3,205 174,897
Belden, Inc. 1,510 196,602
Cognex Corp. 6,417 281,963
Coherent Corp.* 5,944 537,754
Crane NXT Co. 1,886 112,651
Fabrinet* 1,370 453,867
Flex Ltd.* 14,644 785,211
IPG Photonics Corp.* 1,008 82,475
Littelfuse, Inc. 945 245,539
Novanta, Inc.* 1,375 160,064
TD SYNNEX Corp. 2,856 422,888
Vontier Corp. 5,654 242,613
3,947,036
Energy Equipment & Services — 0.3%
NOV, Inc. 14,363 190,884
Valaris Ltd.* 2,499 124,126
Weatherford International plc 2,773 176,654
491,664

AUGUST 31, 2025 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 5,577 $ 185,993
Financial Services — 1.4%
Equitable Holdings, Inc. 11,616 618,668
Essent Group Ltd. 3,876 243,180
Euronet Worldwide, Inc.* 1,553 144,724
MGIC Investment Corp. 9,076 252,585
Shift4 Payments, Inc.,
Class
a
A*(b) 2,578 233,129
Voya Financial, Inc. 3,681 276,406
Western Union Co. (The) 12,635 109,546
WEX, Inc.* 1,309 224,297
2,102,535
Food Products — 0.7%
Darling Ingredients, Inc.* 6,045 205,288
Flowers Foods, Inc. 7,506 112,890
Ingredion, Inc. 2,459 318,539
Marzetti Co. (The) 738 134,759
Pilgrim's Pride Corp. 1,541 68,497
Post Holdings, Inc.* 1,725 195,184
1,035,157
Gas Utilities — 0.9%
National Fuel Gas Co. 3,455 299,687
New Jersey Resources Corp. 3,836 181,404
ONE Gas, Inc. 2,291 175,262
Southwest Gas Holdings, Inc. 2,309 184,443
Spire, Inc. 2,257 172,886
UGI Corp. 8,197 283,944
1,297,626
Ground Transportation — 1.1%
Avis Budget Group, Inc.* 645 102,058
Knight-Swift Transportation
Holdings, Inc., Class
a
A 6,195 271,960
Landstar System, Inc. 1,335 176,661
Ryder System, Inc. 1,580 296,282
Saia, Inc.* 1,018 301,796
XPO, Inc.* 4,503 584,039
1,732,796
Health Care Equipment & Supplies — 1.0%
DENTSPLY SIRONA, Inc. 7,618 108,938
Envista Holdings Corp.* 6,479 137,225
Globus Medical, Inc., Class
a
A* 4,317 264,503
Haemonetics Corp.* 1,921 104,771
Lantheus Holdings, Inc.* 2,644 145,156
LivaNova plc* 2,084 117,475
Masimo Corp.*(b) 1,720 240,301
Penumbra, Inc.* 1,480 403,507
1,521,876
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.* 3,521 80,842
Chemed Corp. 559 255,994
Investments
Shares Value
Common Stocks (a) (continued)
Encompass Health Corp. 3,853 $ 469,141
Ensign Group, Inc. (The) 2,182 374,824
HealthEquity, Inc.* 3,312 295,861
Hims & Hers Health, Inc.* 7,494 317,371
Option Care Health, Inc.* 6,260 179,537
Tenet Healthcare Corp.* 3,550 654,372
2,627,942
Health Care REITs — 0.6%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 13,433 233,465
Omega Healthcare Investors,
Inc., REIT 11,062 470,909
Sabra Health Care REIT, Inc. 9,096 173,825
878,199
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 5,103 346,698
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 7,641 89,858
Hotels, Restaurants & Leisure — 2.5%
Aramark 10,018 391,804
Boyd Gaming Corp. 2,334 200,397
Cava Group, Inc.* 3,139 212,040
Choice Hotels International,
Inc.*(b) 845 101,045
Churchill Downs, Inc. 2,761 286,399
Hilton Grand Vacations, Inc.* 2,428 115,379
Hyatt Hotels Corp., Class
a
A 1,603 231,281
Light & Wonder, Inc.* 3,226 298,308
Marriott Vacations Worldwide
Corp. 1,215 94,952
Planet Fitness, Inc., Class
a
A* 3,205 335,884
Texas Roadhouse, Inc., Class
a
A 2,536 437,587
Travel + Leisure Co. 2,539 160,490
Vail Resorts, Inc. 1,428 233,906
Wendy's Co. (The) 6,171 65,474
Wingstop, Inc. 1,066 349,776
Wyndham Hotels & Resorts,
Inc. 2,944 254,980
3,769,702
Household Durables — 1.5%
KB Home 2,742 174,254
Somnigroup International, Inc. 7,893 662,618
Taylor Morrison Home Corp.,
Class
a
A* 3,836 258,431
Toll Brothers, Inc. 3,801 528,339
TopBuild Corp.* 1,087 457,366
Whirlpool Corp.*(b) 2,126 198,037
2,279,045
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc. 2,203 202,434
Talen Energy Corp.* 1,746 661,594
864,028

ULTRA MIDCAP400 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Industrial REITs — 0.8%
EastGroup Properties, Inc.,
REIT 2,005 $ 339,968
First Industrial Realty Trust, Inc.,
REIT 5,061 266,208
Rexford Industrial Realty, Inc.,
REIT 9,026 373,767
STAG Industrial, Inc., REIT 7,133 262,851
1,242,794
Insurance — 3.3%
American Financial Group, Inc. 2,746 373,072
Brighthouse Financial, Inc.* 2,195 103,736
CNO Financial Group, Inc. 3,790 149,591
Fidelity National Financial, Inc. 9,973 597,084
First American Financial Corp. 3,933 259,578
Hanover Insurance Group, Inc.
(The) 1,373 238,188
Kemper Corp. 2,299 123,341
Kinsale Capital Group, Inc. 846 387,003
Old Republic International
Corp. 8,692 347,419
Primerica, Inc. 1,256 338,291
Reinsurance Group of America,
Inc. 2,527 492,234
RenaissanceRe Holdings Ltd. 1,860 451,961
RLI Corp. 3,192 216,194
Ryan Specialty Holdings, Inc.,
Class
a
A 4,113 232,508
Selective Insurance Group, Inc. 2,323 181,728
Unum Group 6,132 428,382
4,920,310
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 9,933 108,270
IT Services — 1.0%
ASGN, Inc.* 1,674 90,814
Kyndryl Holdings, Inc.* 8,895 282,772
Okta, Inc., Class
a
A* 6,389 592,708
Twilio, Inc., Class
a
A* 5,836 616,340
1,582,634
Leisure Products — 0.4%
Brunswick Corp. 2,510 159,611
Mattel, Inc.* 12,343 225,877
Polaris, Inc. 2,019 114,235
YETI Holdings, Inc.* 3,166 111,316
611,039
Life Sciences Tools & Services — 1.4%
Avantor, Inc.* 26,048 350,867
Bio-Rad Laboratories, Inc.,
Class
a
A* 711 211,793
Bruker Corp. 4,227 143,633
Illumina, Inc.* 6,052 604,958
Medpace Holdings, Inc.* 901 428,434
Repligen Corp.* 1,997 244,273
Investments
Shares Value
Common Stocks (a) (continued)
Sotera Health Co.* 5,859 $ 95,912
2,079,870
Machinery — 4.1%
AGCO Corp. 2,366 255,978
Chart Industries, Inc.* 1,718 342,501
CNH Industrial NV 33,432 382,796
Crane Co. 1,868 346,140
Donaldson Co., Inc. 4,569 364,012
Esab Corp. 2,179 251,391
Flowserve Corp. 4,997 268,139
Graco, Inc. 6,388 545,471
ITT, Inc. 3,009 512,282
Lincoln Electric Holdings, Inc. 2,134 517,773
Middleby Corp. (The)* 2,045 279,858
Mueller Industries, Inc. 4,229 405,730
Oshkosh Corp. 2,461 342,990
RBC Bearings, Inc.* 1,198 467,172
Terex Corp. 2,507 125,200
Timken Co. (The) 2,433 187,901
Toro Co. (The) 3,815 309,244
Watts Water Technologies, Inc.,
Class
a
A 1,048 290,191
6,194,769
Marine Transportation — 0.1%
Kirby Corp.* 2,144 208,397
Media — 0.6%
EchoStar Corp., Class
a
A* 5,129 316,921
New York Times Co. (The),
Class
a
A 6,202 371,128
Nexstar Media Group, Inc.,
Class
a
A 1,084 221,710
909,759
Metals & Mining — 1.5%
Alcoa Corp. 9,896 318,552
Carpenter Technology Corp. 1,903 458,395
Cleveland-Cliffs, Inc.* 18,530 199,197
Commercial Metals Co. 4,319 249,077
Reliance, Inc. 2,010 594,276
Royal Gold, Inc. 2,515 451,644
2,271,141
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 23,130 490,125
Starwood Property Trust, Inc. 13,253 268,638
758,763
Multi-Utilities — 0.2%
Black Hills Corp. 2,772 165,793
Northwestern Energy Group,
Inc. 2,347 134,976
300,769
Office REITs — 0.5%
COPT Defense Properties, REIT 4,306 123,927

AUGUST 31, 2025 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Cousins Properties, Inc., REIT 6,419 $ 189,296
Kilroy Realty Corp., REIT 4,069 169,230
Vornado Realty Trust, REIT 6,383 242,745
725,198
Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp. 12,822 228,103
Antero Resources Corp.* 11,157 356,132
Chord Energy Corp. 2,208 242,637
Civitas Resources, Inc. 3,256 119,756
CNX Resources Corp.* 5,532 161,534
DT Midstream, Inc. 3,885 404,739
HF Sinclair Corp. 6,122 311,487
Matador Resources Co. 4,451 224,152
Murphy Oil Corp. 5,128 127,482
Ovintiv, Inc. 9,938 418,589
PBF Energy, Inc., Class
a
A 3,757 102,641
Permian Resources Corp.,
Class
a
A 24,378 348,362
Range Resources Corp. 9,135 313,057
Viper Energy, Inc., Class
a
A 6,449 256,960
3,615,631
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 2,367 225,125
Passenger Airlines — 0.4%
Alaska Air Group, Inc.* 4,640 291,299
American Airlines Group, Inc.* 25,210 337,058
628,357
Personal Care Products — 0.3%
BellRing Brands, Inc.* 4,854 199,257
Coty, Inc., Class
a
A* 14,005 59,941
elf Beauty, Inc.* 2,154 269,250
528,448
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.* 18,943 347,604
Jazz Pharmaceuticals plc* 2,353 300,596
Perrigo Co. plc 5,255 124,754
772,954
Professional Services — 1.8%
CACI International, Inc.,
Class
a
A* 840 402,965
Concentrix Corp. 1,758 92,752
ExlService Holdings, Inc.* 6,219 272,268
Exponent, Inc. 1,940 138,477
FTI Consulting, Inc.* 1,288 217,208
Genpact Ltd. 6,150 278,841
Insperity, Inc. 1,367 75,486
KBR, Inc. 4,959 250,231
ManpowerGroup, Inc. 1,770 75,048
Maximus, Inc. 2,154 189,380
Parsons Corp.* 1,798 144,020
Paylocity Holding Corp.* 1,647 295,192
Investments
Shares Value
Common Stocks (a) (continued)
Science Applications
International Corp. 1,803 $ 212,213
2,644,081
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.* 1,814 554,304
Residential REITs — 0.7%
American Homes 4 Rent,
Class
a
A, REIT 12,148 435,141
Equity LifeStyle Properties, Inc.,
REIT 7,309 440,660
Independence Realty Trust,
Inc., REIT 8,921 161,559
1,037,360
Retail REITs — 0.8%
Agree Realty Corp., REIT 4,198 305,363
Brixmor Property Group, Inc.,
REIT 11,699 327,455
Kite Realty Group Trust, REIT 8,403 191,756
NNN REIT, Inc. 7,185 308,308
1,132,882
Semiconductors & Semiconductor Equipment — 2.0%
Allegro MicroSystems, Inc.* 4,997 154,157
Amkor Technology, Inc. 4,344 105,081
Cirrus Logic, Inc.* 2,030 231,806
Entegris, Inc. 5,788 484,687
Lattice Semiconductor Corp.* 5,256 348,893
MACOM Technology Solutions
Holdings, Inc.* 2,275 291,541
MKS, Inc. 2,564 264,964
Onto Innovation, Inc.* 1,868 198,008
Power Integrations, Inc. 2,152 97,055
Rambus, Inc.* 4,105 302,826
Silicon Laboratories, Inc.* 1,245 167,266
Synaptics, Inc.* 1,473 102,904
Universal Display Corp. 1,689 234,079
2,983,267
Software — 2.6%
Appfolio, Inc., Class
a
A* 881 244,372
BILL Holdings, Inc.* 3,623 168,180
Blackbaud, Inc.* 1,441 96,129
Commvault Systems, Inc.* 1,686 314,684
Docusign, Inc., Class
a
A* 7,741 593,425
Dolby Laboratories, Inc.,
Class
a
A 2,347 168,233
Dropbox, Inc., Class
a
A* 7,500 217,950
Dynatrace, Inc.* 11,461 579,927
Guidewire Software, Inc.* 3,206 695,766
Manhattan Associates, Inc.* 2,321 500,036
Pegasystems, Inc. 3,402 184,422
Qualys, Inc.* 1,388 188,504
3,951,628
Specialized REITs — 1.2%
CubeSmart, REIT 8,714 356,577
EPR Properties, REIT 2,908 157,759

ULTRA MIDCAP400 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Gaming and Leisure Properties,
Inc., REIT 10,506 $ 504,393
Lamar Advertising Co., Class
a
A,
REIT 3,363 427,942
National Storage Affiliates Trust,
REIT 2,689 86,666
PotlatchDeltic Corp., REIT 2,734 114,910
Rayonier, Inc., REIT 5,360 140,861
1,789,108
Specialty Retail — 2.9%
Abercrombie & Fitch Co.,
Class
a
A* 1,821 170,318
AutoNation, Inc.* 951 208,345
Bath & Body Works, Inc. 8,142 237,828
Burlington Stores, Inc.* 2,408 699,958
Chewy, Inc., Class
a
A* 8,389 343,613
Dick's Sporting Goods, Inc. 2,159 459,435
Five Below, Inc.* 2,103 305,145
Floor & Decor Holdings, Inc.,
Class
a
A* 4,113 336,937
GameStop Corp., Class
a
A* 15,559 348,677
Gap, Inc. (The) 8,494 186,953
Lithia Motors, Inc., Class
a
A 995 334,997
Murphy USA, Inc. 687 258,656
Penske Automotive Group, Inc. 708 130,562
RH* 579 130,663
Valvoline, Inc.* 4,859 188,432
4,340,519
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class
a
A* 11,880 922,007
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.* 4,507 92,799
Columbia Sportswear Co. 1,172 65,304
Crocs, Inc.* 2,143 186,870
PVH Corp. 1,835 154,727
Skechers USA, Inc., Class
a
A* 4,980 314,138
Under Armour, Inc., Class
a
A* 7,217 36,085
Under Armour, Inc., Class
a
C* 4,896 24,088
VF Corp. 12,658 191,516
1,065,527
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies,
Inc. 1,456 383,772
Core & Main, Inc., Class
a
A* 7,240 468,573
GATX Corp. 1,365 229,743
MSC Industrial Direct Co., Inc.,
Class
a
A 1,704 153,752
Watsco, Inc. 1,333 536,373
WESCO International, Inc. 1,698 373,288
2,145,501
Water Utilities — 0.3%
Essential Utilities, Inc. 9,859 389,529
Total Common Stocks
(Cost $105,199,546)
117,284,779
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $635,093) 635,093 $ 635,093
Principal
Amount
Short-Term Investments — 8 .5%
Repurchase Agreements (e) — 8 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $12,771,640
(Cost $12,765,535) $ 12,765,535
12,765,535
Total Investments — 86.9%
(Cost $118,600,174) 130,685,407
Other assets less liabilities — 13.1% 19,643,649
Net Assets — 100.0% $ 150,329,056
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $907,215.
(b) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $664,641, collateralized in the form of cash with
a value of $635,093 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $50,613 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.63% – 4.88%, and maturity dates ranging from
November 30, 2025 – May 15, 2054. The total value of collateral is $685,706.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $635,093.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 51 9/19/2025 U.S. Dollar $ 16,618,350 $ 962,343
Swap Agreements
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
26,459,006 1/12/2027 Bank of America NA 5.38% S&P MidCap 400
®
632,773
20,504,021 1/12/2027 BNP Paribas 5.13% S&P MidCap 400
®
(639,650)
25,082,526 3/8/2027 Citibank NA 5.03% S&P MidCap 400
®
1,554,391
19,768,597 11/6/2026 Goldman Sachs International 4.98% S&P MidCap 400
®
(691,929)
35,399,991 11/6/2026 Goldman Sachs International 4.75%
SPDR
®
S&P MidCap 400
®
ETF
Trust (3,581,076)
55,168,588 (4,273,005)
19,251,196 11/6/2026 Societe Generale 5.10% S&P MidCap 400
®
(826,086)
20,253,456 11/6/2026 UBS AG 5.13% S&P MidCap 400
®
(688,174)
166,718,793 (4,239,751)
Total Unrealized
Appreciation
2,187,164
Total Unrealized
Depreciation
(6,426,915)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA MSCI BRAZIL CAPPED :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBR
::
Investments
Principal
Amount Value
Short-Term Investments — 50 .1%
Repurchase Agreements (a) — 50 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,356,590
(Cost $1,355,941) $ 1,355,941
$ 1,355,941
Total Investments — 50.1%
(Cost $1,355,941) 1,355,941
Other assets less liabilities — 49.9% 1,348,930
Net Assets — 100.0% $ 2,704,871
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
576,710 11/6/2026 Bank of America NA 5.33%
iShares
®
MSCI Brazil Capped
ETF
c
97,530
2,885,194 11/13/2025 Citibank NA 4.83%
iShares
®
MSCI Brazil Capped
ETF
c
249,251
391,706 11/13/2025 Goldman Sachs International 4.83%
iShares
®
MSCI Brazil Capped
ETF
c
162
956,882 11/6/2026 Societe Generale 4.68%
iShares
®
MSCI Brazil Capped
ETF
c
82,685
588,678 11/13/2025 UBS AG 4.73%
iShares
®
MSCI Brazil Capped
ETF
c
105,434
5,399,170 535,062
Total Unrealized
Appreciation
535,062
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2025 (Unaudited) :: ULTRA MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFO
::
Investments
Principal
Amount Value
Short-Term Investments — 62 .6%
Repurchase Agreements (a) — 62 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $13,599,969
(Cost $13,593,468) $ 13,593,468
$ 13,593,468
Total Investments — 62.6%
(Cost $13,593,468) 13,593,468
Other assets less liabilities — 37.4% 8,110,601
Net Assets — 100.0% $ 21,704,069
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
7,064,458 11/6/2026 Bank of America NA 5.33% iShares
®
MSCI EAFE ETF
c
1,091,735
1,544,296 11/13/2025 Citibank NA 4.93% iShares
®
MSCI EAFE ETF
c
107,076
9,582,606 11/6/2026 Goldman Sachs International 4.73% iShares
®
MSCI EAFE ETF
c
463,823
14,130,122 11/6/2026 Societe Generale 4.88% iShares
®
MSCI EAFE ETF
c
361,109
11,100,342 11/6/2026 UBS AG 4.73% iShares
®
MSCI EAFE ETF
c
1,237,255
43,421,824 3,260,998
Total Unrealized
Appreciation
3,260,998
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EMERGING MARKETS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EET
::
Investments
Principal
Amount Value
Short-Term Investments — 55 .6%
Repurchase Agreements (a) — 55 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $17,676,102
(Cost $17,667,651) $ 17,667,651
$ 17,667,651
Total Investments — 55.6%
(Cost $17,667,651) 17,667,651
Other assets less liabilities — 44.4% 14,080,761
Net Assets — 100.0% $ 31,748,412
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
8,730,442 11/6/2026 Bank of America NA 5.33%
iShares
®
MSCI Emerging
Markets ETF
c
841,069
12,436,218 11/13/2025 Citibank NA 4.68%
iShares
®
MSCI Emerging
Markets ETF
c
2,036,628
13,390,166 11/6/2026 Goldman Sachs International 4.78%
iShares
®
MSCI Emerging
Markets ETF
c
641,344
8,366,841 11/6/2026 Societe Generale 5.13%
iShares
®
MSCI Emerging
Markets ETF
c
598,815
20,576,311 11/13/2025 UBS AG 4.73%
iShares
®
MSCI Emerging
Markets ETF
c
1,227,035
63,499,978 5,344,891
Total Unrealized
Appreciation
5,344,891
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2025 (Unaudited) :: ULTRA MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EZJ
::
Investments
Shares Value
Exchange Traded Funds — 40 .7%
iShares MSCI Japan ETF
(Cost $2,509,826) 46,250 $ 3,620,450
Principal
Amount
Short-Term Investments — 28 .9%
Repurchase Agreements (a) — 28 .9%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,574,867
(Cost $2,573,636) $ 2,573,636
2,573,636
Total Investments — 69.6%
(Cost $5,083,462) 6,194,086
Other assets less liabilities — 30.4% 2,711,039
Net Assets — 100.0% $ 8,905,125
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,623,483 11/6/2026 Bank of America NA 5.33% iShares
®
MSCI Japan ETF
c
66,381
2,866,556 11/13/2025 Citibank NA 5.03% iShares
®
MSCI Japan ETF
c
486,813
1,195,646 11/6/2026 Goldman Sachs International 4.98% iShares
®
MSCI Japan ETF
c
114,848
3,549,514 11/6/2026 Societe Generale 5.03% iShares
®
MSCI Japan ETF
c
(70,643)
4,962,345 11/13/2025 UBS AG 4.83% iShares
®
MSCI Japan ETF
c
98,154
14,197,544 695,553
Total Unrealized
Appreciation
766,196
Total Unrealized
Depreciation
(70,643)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA NASDAQ BIOTECHNOLOGY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks — 64.4%
Biotechnology — 49.8%
4D Molecular Therapeutics,
Inc.* 1,629 $ 10,035
89bio, Inc.* 5,130 46,324
Absci Corp.*(a) 4,484 10,717
AC Immune SA* 3,529 7,199
ACADIA Pharmaceuticals, Inc.* 5,882 152,873
Acrivon Therapeutics, Inc.* 1,101 1,475
ADMA Biologics, Inc.* 8,392 144,846
Agios Pharmaceuticals, Inc.* 2,035 76,740
Akero Therapeutics, Inc.* 2,803 130,984
Alector, Inc.* 3,513 8,256
Alkermes plc* 5,802 168,084
Allogene Therapeutics, Inc.* 7,688 8,687
Alnylam Pharmaceuticals, Inc.* 3,994 1,783,361
Altimmune, Inc.*(a) 2,851 10,919
Alvotech SA*(a) 9,379 75,689
Amarin Corp. plc, ADR* 705 10,603
Amgen, Inc. 8,438 2,427,697
Amicus Therapeutics, Inc.* 10,825 82,162
AnaptysBio, Inc.* 1,031 20,960
Anavex Life Sciences Corp.*(a) 3,002 28,939
Annexon, Inc.* 3,857 7,945
Apellis Pharmaceuticals, Inc.* 4,418 121,804
Apogee Therapeutics, Inc.* 1,616 58,774
Applied Therapeutics, Inc.* 4,977 2,452
Arbutus Biopharma Corp.* 6,734 24,983
Arcellx, Inc.* 1,938 134,478
Arcturus Therapeutics Holdings,
Inc.* 955 16,245
Arcutis Biotherapeutics, Inc.* 4,188 64,998
Ardelyx, Inc.* 8,407 53,469
Argenx SE, ADR* 1,108 789,118
ArriVent Biopharma, Inc.* 1,204 23,020
Arrowhead Pharmaceuticals,
Inc.* 4,855 106,956
ARS Pharmaceuticals, Inc.* 3,451 40,101
Artiva Biotherapeutics, Inc.* 856 2,696
Ascendis Pharma A/S, ADR* 2,134 414,572
Astria Therapeutics, Inc.* 1,983 12,255
Aura Biosciences, Inc.* 2,180 13,647
Aurinia Pharmaceuticals, Inc.* 4,747 56,917
Autolus Therapeutics plc, ADR* 7,046 10,569
Avidity Biosciences, Inc.* 4,238 197,406
Beam Therapeutics, Inc.* 3,536 57,849
BeOne Medicines Ltd., ADR* 1,453 444,691
Bicycle Therapeutics plc, ADR* 1,551 11,446
BioCryst Pharmaceuticals, Inc.* 7,353 61,103
Biogen, Inc.* 5,150 680,933
BioMarin Pharmaceutical, Inc.* 6,739 392,682
Biomea Fusion, Inc.* 1,322 2,578
BioNTech SE, ADR* 3,510 351,000
Bridgebio Pharma, Inc.* 6,672 345,343
C4 Therapeutics, Inc.* 2,497 6,492
Cartesian Therapeutics, Inc.* 911 9,156
Centessa Pharmaceuticals plc,
ADR* 3,357 56,364
CG oncology, Inc.* 2,680 71,878
Climb Bio, Inc.* 2,376 5,298
Investments
Shares Value
Common Stocks (continued)
Cogent Biosciences, Inc.* 4,004 $ 48,368
Compass Pathways plc, ADR* 3,192 14,109
Corvus Pharmaceuticals, Inc.* 2,709 15,550
CRISPR Therapeutics AG* 3,035 157,304
Cullinan Therapeutics, Inc.* 2,079 15,676
CureVac NV* 7,912 42,487
Cytokinetics, Inc.* 4,196 148,245
Day One Biopharmaceuticals,
Inc.* 3,564 26,766
Denali Therapeutics, Inc.* 5,111 78,045
Design Therapeutics, Inc.* 1,996 11,038
Disc Medicine, Inc.* 1,216 72,528
Dynavax Technologies Corp.* 4,221 42,717
Dyne Therapeutics, Inc.* 3,997 53,920
Editas Medicine, Inc.* 2,944 7,566
Enanta Pharmaceuticals, Inc.* 752 6,317
Entrada Therapeutics, Inc.* 1,334 7,297
Erasca, Inc.* 9,959 15,636
Exelixis, Inc.* 9,584 358,633
Fate Therapeutics, Inc.* 4,029 4,190
Foghorn Therapeutics, Inc.* 1,957 9,902
Galapagos NV, ADR* 522 16,412
Genmab A/S, ADR* 1,473 36,634
Geron Corp.* 22,386 31,340
Gilead Sciences, Inc. 22,091 2,495,620
GRAIL, Inc.* 1,266 41,512
Grifols SA, ADR 4,288 42,751
Halozyme Therapeutics, Inc.* 4,330 316,739
Humacyte, Inc.* 5,452 8,451
Ideaya Biosciences, Inc.* 3,077 75,540
ImmunityBio, Inc.* 31,022 72,591
Immunocore Holdings plc,
ADR* 1,395 44,947
Immunovant, Inc.* 6,007 88,243
Incyte Corp.* 6,802 575,517
Inhibrx Biosciences, Inc.* 510 14,382
Insmed, Inc.* 6,403 871,448
Intellia Therapeutics, Inc.* 3,638 41,309
Ionis Pharmaceuticals, Inc.* 5,595 238,543
Iovance Biotherapeutics, Inc.* 11,738 26,176
Ironwood Pharmaceuticals,
Inc., Class
a
A* 5,686 7,506
Janux Therapeutics, Inc.* 2,078 47,212
KalVista Pharmaceuticals, Inc.* 1,748 23,528
Keros Therapeutics, Inc.* 1,428 21,720
Kiniksa Pharmaceuticals
International plc, Class
a
A* 1,488 49,833
Krystal Biotech, Inc.* 1,017 150,211
Kura Oncology, Inc.* 3,043 24,040
Kymera Therapeutics, Inc.* 2,288 94,266
Kyverna Therapeutics, Inc.* 1,521 5,643
Larimar Therapeutics, Inc.* 2,252 8,152
Legend Biotech Corp., ADR* 2,872 99,745
Lexeo Therapeutics, Inc.* 1,166 5,585
Lexicon Pharmaceuticals,
Inc.*(a) 12,764 14,040
Lyell Immunopharma, Inc.* 520 5,762
MacroGenics, Inc.* 2,216 3,922
Madrigal Pharmaceuticals, Inc.* 779 341,085
MannKind Corp.* 10,683 49,035

AUGUST 31, 2025 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
MeiraGTx Holdings plc* 2,823 $ 20,608
Mersana Therapeutics, Inc.* 175 1,281
Merus NV* 2,434 160,255
Mesoblast Ltd., ADR*(a) 1,596 22,073
Mineralys Therapeutics, Inc.* 2,290 35,449
Mirum Pharmaceuticals, Inc.* 1,741 128,608
Moderna, Inc.* 13,593 327,455
Monte Rosa Therapeutics, Inc.* 2,161 10,373
Neurocrine Biosciences, Inc.* 3,479 485,668
Neurogene, Inc.* 502 9,277
Newamsterdam Pharma Co.
NV* 3,944 94,853
Nkarta, Inc.* 2,495 5,289
Novavax, Inc.* 5,692 42,519
Nurix Therapeutics, Inc.* 2,680 25,031
Nuvalent, Inc., Class
a
A* 2,331 178,508
Olema Pharmaceuticals, Inc.* 2,404 13,126
OnKure Therapeutics, Inc.,
Class
a
A* 452 1,243
ORIC Pharmaceuticals, Inc.* 2,500 25,575
Oruka Therapeutics, Inc.* 1,317 19,492
PepGen, Inc.* 1,148 1,332
Praxis Precision Medicines,
Inc.* 714 32,516
Precigen, Inc.*(a) 10,376 46,796
Prime Medicine, Inc.*(a) 4,616 14,956
Protagonist Therapeutics, Inc.* 2,179 128,670
Prothena Corp. plc* 1,894 15,531
PTC Therapeutics, Inc.* 2,785 137,384
Pyxis Oncology, Inc.* 2,178 2,788
Q32 Bio, Inc.* 428 732
Recursion Pharmaceuticals,
Inc., Class
a
A*(a) 14,049 66,030
Regeneron Pharmaceuticals,
Inc. 3,696 2,146,267
REGENXBIO, Inc.* 1,765 15,761
Relay Therapeutics, Inc.* 6,026 21,633
Replimune Group, Inc.* 2,708 14,623
Revolution Medicines, Inc.* 6,545 248,514
Rhythm Pharmaceuticals, Inc.* 2,236 230,643
Rigel Pharmaceuticals, Inc.* 629 24,437
Rocket Pharmaceuticals, Inc.* 3,787 12,421
Roivant Sciences Ltd.* 23,894 285,055
Sana Biotechnology, Inc.*(a) 7,927 24,257
Sarepta Therapeutics, Inc.* 3,453 62,845
Savara, Inc.* 6,074 19,923
Scholar Rock Holding Corp.* 3,336 108,920
Silence Therapeutics plc, ADR* 1,652 7,946
Solid Biosciences, Inc.* 2,724 14,928
Spyre Therapeutics, Inc.* 2,122 34,992
Stoke Therapeutics, Inc.*(a) 1,919 37,919
Summit Therapeutics, Inc.*(a) 26,102 618,617
Sutro Biopharma, Inc.* 2,968 2,544
Syndax Pharmaceuticals, Inc.* 3,023 49,366
Tango Therapeutics, Inc.*(a) 3,811 25,572
Taysha Gene Therapies, Inc.* 9,175 26,791
Tectonic Therapeutic, Inc.* 655 16,729
Tevogen Bio Holdings, Inc.* 6,464 5,882
Tourmaline Bio, Inc.* 901 21,083
Travere Therapeutics, Inc.* 3,123 54,652
Investments
Shares Value
Common Stocks (continued)
TScan Therapeutics, Inc.* 1,837 $ 3,307
Twist Bioscience Corp.* 2,106 56,799
Tyra Biosciences, Inc.* 1,870 23,693
Ultragenyx Pharmaceutical,
Inc.* 3,321 99,497
uniQure NV* 1,924 31,419
United Therapeutics Corp.* 1,584 482,740
UroGen Pharma Ltd.* 1,621 31,528
Vanda Pharmaceuticals, Inc.* 2,073 9,805
Vaxcyte, Inc.* 4,535 139,633
Vera Therapeutics, Inc.,
Class
a
A* 2,242 48,517
Veracyte, Inc.* 2,754 83,556
Vericel Corp.* 1,768 64,284
Vertex Pharmaceuticals, Inc.* 5,500 2,150,610
Vir Biotechnology, Inc.* 4,860 24,008
Voyager Therapeutics, Inc.* 1,946 6,539
Xencor, Inc.* 2,503 20,349
Xenon Pharmaceuticals, Inc.* 2,699 104,478
Y-mAbs Therapeutics, Inc.* 1,591 13,603
Zai Lab Ltd., ADR* 2,034 67,325
Zymeworks, Inc.* 2,451 36,299
26,665,229
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.* 3,919 48,321
Health Care Providers & Services — 0.6%
Castle Biosciences, Inc.* 1,016 24,394
Guardant Health, Inc.* 4,355 293,614
318,008
Life Sciences Tools & Services — 3.3%
10X Genomics, Inc., Class
a
A* 3,904 54,695
AbCellera Biologics, Inc.* 10,491 43,852
Adaptive Biotechnologies
Corp.* 5,340 70,381
Alpha Teknova, Inc.*(a) 1,879 8,117
Codexis, Inc.* 2,912 7,950
Fortrea Holdings, Inc.* 3,182 31,343
Illumina, Inc.* 5,563 556,077
Maravai LifeSciences Holdings,
Inc., Class
a
A* 5,059 12,243
MaxCyte, Inc.* 3,738 5,196
Medpace Holdings, Inc.* 1,011 480,741
OmniAb, Inc.* 4,301 6,882
Pacific Biosciences of
California, Inc.*(a) 10,547 13,817
Personalis, Inc.* 3,105 15,183
Tempus AI, Inc., Class
a
A*(a) 5,908 448,181
1,754,658
Pharmaceuticals — 10.6%
Alumis, Inc.*(a) 3,360 15,590
Amneal Pharmaceuticals, Inc.* 11,014 105,294
Amphastar Pharmaceuticals,
Inc.* 1,656 50,707
Amylyx Pharmaceuticals, Inc.* 3,135 29,406
ANI Pharmaceuticals, Inc.* 762 71,247
Aquestive Therapeutics, Inc.* 3,492 13,165

ULTRA NASDAQ BIOTECHNOLOGY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
Arvinas, Inc.* 2,567 $ 19,843
AstraZeneca plc, ADR 20,758 1,658,564
Atea Pharmaceuticals, Inc.* 3,010 10,114
Avadel Pharmaceuticals plc,
ADR* 3,399 50,169
Axsome Therapeutics, Inc.* 1,730 209,814
Collegium Pharmaceutical, Inc.* 1,131 43,883
CorMedix, Inc.* 2,386 35,384
Crinetics Pharmaceuticals, Inc.* 3,293 102,050
Edgewise Therapeutics, Inc.* 3,694 53,009
Enliven Therapeutics, Inc.* 1,724 34,945
Esperion Therapeutics, Inc.*(a) 6,967 15,467
Evolus, Inc.* 2,264 17,274
EyePoint Pharmaceuticals, Inc.* 2,419 27,988
Harmony Biosciences Holdings,
Inc.* 2,016 74,370
Harrow, Inc.* 1,289 50,271
HUTCHMED China Ltd., ADR* 1,088 16,331
Indivior plc* 4,384 106,444
Innoviva, Inc.* 2,205 45,048
Jazz Pharmaceuticals plc* 2,167 276,834
LENZ Therapeutics, Inc.* 989 38,205
Ligand Pharmaceuticals, Inc.* 678 109,639
Mind Medicine MindMed, Inc.* 2,655 23,576
Neumora Therapeutics, Inc.* 5,684 9,833
Ocular Therapeutix, Inc.* 5,600 68,376
Omeros Corp.*(a) 2,060 8,570
Pacira BioSciences, Inc.* 1,628 43,419
Phathom Pharmaceuticals,
Inc.*(a) 2,452 29,865
Phibro Animal Health Corp.,
Class
a
A 714 26,468
Pliant Therapeutics, Inc.* 2,157 3,538
Rapport Therapeutics, Inc.* 1,282 22,602
Royalty Pharma plc, Class
a
A 14,809 532,828
Sanofi SA, ADR 9,891 489,407
scPharmaceuticals, Inc.* 1,855 10,203
SIGA Technologies, Inc. 2,513 21,084
Structure Therapeutics, Inc.,
ADR* 2,093 40,395
Supernus Pharmaceuticals,
Inc.* 1,967 88,751
Tarsus Pharmaceuticals, Inc.* 1,476 86,464
Terns Pharmaceuticals, Inc.* 3,072 21,381
Theravance Biopharma, Inc.* 1,759 24,415
Third Harmonic Bio, Inc.*‡ 1,662 —
Trevi Therapeutics, Inc.* 3,575 25,937
Verona Pharma plc, ADR* 2,763 292,629
Viatris, Inc. 41,252 435,209
WaVe Life Sciences Ltd.* 5,419 52,022
Xeris Biopharma Holdings, Inc.* 5,628 44,067
Zevra Therapeutics, Inc.* 1,922 17,433
5,699,527
Total Common Stocks
(Cost $44,290,822)
34,485,743
Investments
Number of
Rights Value
Rights — 0.0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡
(Cost $1,761) 9,785 $ —
Shares
Securities Lending Reinvestments (b) — 0.8%
Investment Companies — 0.8%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $424,069) 424,069 424,069
Principal
Amount
Short-Term Investments — 25.3%
Repurchase Agreements (d) — 16.1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $8,610,726
(Cost $8,606,612) $ 8,606,612
8,606,612
U.S. Treasury Obligations (e) — 9.2%
U.S. Treasury Bills
4.25%, 10/9/2025 (f)
(Cost $4,977,728) 5,000,000 4,978,468
Total Short-Term Investments
(Cost $13,584,340) 13,585,080
Total Investments — 90.5%
(Cost $58,300,992) 48,494,892
Other assets less liabilities — 9.5% 5,096,460
Net Assets — 100.0% $ 53,591,352
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $810,853, collateralized in the form of cash with
a value of $424,069 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $414,149 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 4, 2025 – August 15, 2054. The total value of collateral is $838,218.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $424,069.
(c) Rate shown is the 7-day yield as of August 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,179,892.
(f) The rate shown was the current yield as of August 31, 2025.

AUGUST 31, 2025 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
8,864,109 3/8/2027 Bank of America NA 5.33% Nasdaq Biotechnology Index
®
(1,112,110)
15,118,100 11/6/2025 BNP Paribas 5.08% Nasdaq Biotechnology Index
®
36,301
13,448,186 3/8/2027 Citibank NA 4.93% Nasdaq Biotechnology Index
®
767,250
8,976,372 11/6/2026 Goldman Sachs International 5.08% Nasdaq Biotechnology Index
®
(53,252)
8,999,760 11/6/2026 Societe Generale 5.08% Nasdaq Biotechnology Index
®
328,085
17,190,291 11/6/2026 UBS AG 4.83% Nasdaq Biotechnology Index
®
(4,094,252)
72,596,818 (4,127,978)
Total Unrealized
Appreciation
1,131,636
Total Unrealized
Depreciation
(5,259,614)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ CLOUD COMPUTING :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Investments
Shares Value
Common Stocks (a) — 62 .9%
Broadline Retail — 2.6%
Amazon.com, Inc.* 347 $ 79,463
Communications Equipment — 5.3%
Arista Networks, Inc.* 822 112,244
Cisco Systems, Inc. 753 52,025
164,269
Diversified Telecommunication Services — 1.4%
Lumen Technologies, Inc.* 8,505 42,270
Financial Services — 0.4%
Toast, Inc., Class
a
A* 281 12,673
Health Care Technology — 0.4%
Veeva Systems, Inc., Class
a
A* 42 11,306
Interactive Media & Services — 2.8%
Alphabet, Inc., Class
a
A 415 88,358
IT Services — 13.4%
Akamai Technologies, Inc.* 625 49,456
Cloudflare, Inc., Class
a
A* 286 59,691
DigitalOcean Holdings, Inc.* 562 18,333
Fastly, Inc., Class
a
A* 1,289 9,809
International Business
Machines Corp. 275 66,960
MongoDB, Inc., Class
a
A* 314 99,102
Shopify, Inc., Class
a
A* 332 46,905
Snowflake, Inc., Class
a
A* 58 13,842
Twilio, Inc., Class
a
A* 302 31,894
Wix.com Ltd.* 159 22,432
418,424
Media — 0.3%
Trade Desk, Inc. (The), Class
a
A* 158 8,636
Professional Services — 0.7%
Paycom Software, Inc. 46 10,449
Paylocity Holding Corp.* 62 11,112
21,561
Software — 28.2%
Adobe, Inc.* 86 30,676
Appfolio, Inc., Class
a
A* 56 15,533
Appian Corp., Class
a
A* 405 12,466
AppLovin Corp., Class
a
A* 91 43,552
Asana, Inc., Class
a
A* 663 9,680
Atlassian Corp., Class
a
A* 172 30,578
Blackbaud, Inc.* 191 12,742
BlackLine, Inc.* 212 11,526
Box, Inc., Class
a
A* 314 10,246
Confluent, Inc., Class
a
A* 1,546 30,704
Crowdstrike Holdings, Inc.,
Class
a
A* 25 10,592
Datadog, Inc., Class
a
A* 101 13,805
Docusign, Inc., Class
a
A* 134 10,272
Dropbox, Inc., Class
a
A* 411 11,944
Investments
Shares Value
Common Stocks (a) (continued)
Elastic NV* 147 $ 12,504
Five9, Inc.* 679 18,279
Gitlab, Inc., Class
a
A* 782 37,552
HubSpot, Inc.* 60 28,990
Intuit, Inc. 16 10,672
Klaviyo, Inc., Class
a
A* 349 11,322
Microsoft Corp. 155 78,537
Nutanix, Inc., Class
a
A* 928 62,371
Open Text Corp. 419 13,856
Oracle Corp. 430 97,236
Palo Alto Networks, Inc.* 62 11,812
Q2 Holdings, Inc.* 136 10,707
Qualys, Inc.* 86 11,680
RingCentral, Inc., Class
a
A* 584 17,818
Rubrik, Inc., Class
a
A* 373 33,346
Salesforce, Inc. 134 34,338
SAP SE, ADR 78 21,228
ServiceNow, Inc.* 35 32,111
Sprout Social, Inc., Class
a
A* 457 7,216
Workday, Inc., Class
a
A* 48 11,079
Workiva, Inc., Class
a
A* 452 37,172
Zoom Communications, Inc.,
Class
a
A* 146 11,887
Zscaler, Inc.* 43 11,913
877,942
Technology Hardware, Storage & Peripherals — 7.4%
Dell Technologies, Inc., Class
a
C 320 39,088
Hewlett Packard Enterprise Co. 2,060 46,494
NetApp, Inc. 359 40,492
Pure Storage, Inc., Class
a
A* 1,329 103,144
229,218
Total Common Stocks
(Cost $1,695,702)
1,954,120
Principal
Amount
Short-Term Investments — 2 .1%
Repurchase Agreements (b) — 2 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $66,875
(Cost $66,844) $ 66,844
66,844
Total Investments — 65.0%
(Cost $1,762,546) 2,020,964
Other assets less liabilities — 35.0% 1,089,406
Net Assets — 100.0% $ 3,110,370
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $199,900.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2025 (Unaudited) :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
896,378 11/6/2026 Bank of America NA 5.33% ISE Cloud Computing Index (153,279)
1,236,775 3/6/2026 BNP Paribas 5.23% ISE Cloud Computing Index 152,182
1,093,525 11/6/2026 Goldman Sachs International 5.08% ISE Cloud Computing Index (95,702)
1,011,262 1/26/2026 UBS AG 5.13% ISE Cloud Computing Index (67,649)
4,237,940 (164,448)
Total Unrealized
Appreciation
152,182
Total Unrealized
Depreciation
(316,630)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ CYBERSECURITY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCYB
::
Investments
Principal
Amount Value
Short-Term Investments — 48 .4%
Repurchase Agreements (a) — 48 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,224,687
(Cost $2,223,624) $ 2,223,624
$ 2,223,624
Total Investments — 48.4%
(Cost $2,223,624) 2,223,624
Other assets less liabilities — 51.6% 2,369,925
Net Assets — 100.0% $ 4,593,549
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
1,898,691 4/15/2027 Bank of America NA 5.33%
First Trust Nasdaq
Cybersecurity ETF 21,814
1,339,578 11/6/2025 BNP Paribas 5.23%
First Trust Nasdaq
Cybersecurity ETF 575,082
2,105,285 11/6/2026 Goldman Sachs International 5.08%
First Trust Nasdaq
Cybersecurity ETF 251,604
3,825,257 3/8/2027 UBS AG 5.13%
First Trust Nasdaq
Cybersecurity ETF 59,693
9,168,811 908,193
Total Unrealized
Appreciation
908,193
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) — 75 .5%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 29,353 $ 21,935,203
Automobiles — 2.1%
Tesla, Inc.* 557,782 186,226,676
Beverages — 1.5%
Coca-Cola Europacific Partners
plc 173,153 15,386,376
Keurig Dr Pepper, Inc. 512,094 14,896,814
Monster Beverage Corp.* 367,699 22,948,095
PepsiCo, Inc. 516,960 76,846,104
130,077,389
Biotechnology — 2.0%
Amgen, Inc. 202,743 58,331,188
Biogen, Inc.* 55,256 7,305,948
Gilead Sciences, Inc. 469,013 52,984,399
Regeneron Pharmaceuticals,
Inc. 40,020 23,239,614
Vertex Pharmaceuticals, Inc.* 96,827 37,861,294
179,722,443
Broadline Retail — 5.1%
Amazon.com, Inc.* 1,626,985 372,579,565
MercadoLibre, Inc.* 19,107 47,249,892
PDD Holdings, Inc., ADR* 251,833 30,275,363
450,104,820
Chemicals — 1.0%
Linde plc 177,479 84,886,431
Commercial Services & Supplies — 0.6%
Cintas Corp. 152,252 31,977,488
Copart, Inc.* 364,250 17,779,042
49,756,530
Communications Equipment — 1.2%
Cisco Systems, Inc. 1,493,075 103,156,552
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. 167,295 157,812,719
Electric Utilities — 1.0%
American Electric Power Co.,
Inc. 201,421 22,361,759
Constellation Energy Corp. 118,170 36,393,997
Exelon Corp. 380,631 16,625,962
Xcel Energy, Inc. 217,470 15,742,653
91,124,371
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 49,650 8,180,334
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 373,560 16,959,624
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 2.7%
Electronic Arts, Inc. 94,548 $ 16,257,529
Netflix, Inc.* 160,458 193,873,379
Take-Two Interactive Software,
Inc.* 68,683 16,021,683
Warner Bros Discovery, Inc.* 932,821 10,858,036
237,010,627
Financial Services — 0.3%
PayPal Holdings, Inc.* 366,680 25,737,269
Food Products — 0.5%
Kraft Heinz Co. (The) 446,247 12,481,529
Mondelez International, Inc.,
Class
a
A 488,196 29,994,762
42,476,291
Ground Transportation — 0.4%
CSX Corp. 708,294 23,026,638
Old Dominion Freight Line, Inc. 79,677 12,028,837
35,055,475
Health Care Equipment & Supplies — 1.2%
Dexcom, Inc.* 147,848 11,138,868
GE HealthCare Technologies,
Inc. 172,653 12,729,706
IDEXX Laboratories, Inc.* 30,319 19,619,122
Intuitive Surgical, Inc.* 135,130 63,956,353
107,444,049
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 162,742 21,242,713
Booking Holdings, Inc. 12,272 68,711,542
DoorDash, Inc., Class
a
A* 150,318 36,865,489
Marriott International, Inc.,
Class
a
A 103,275 27,663,242
Starbucks Corp. 428,471 37,786,857
192,269,843
Industrial Conglomerates — 0.6%
Honeywell International, Inc. 242,319 53,189,021
Interactive Media & Services — 6.9%
Alphabet, Inc., Class
a
A 891,932 189,901,242
Alphabet, Inc., Class
a
C 836,599 178,638,985
Meta Platforms, Inc., Class
a
A 332,739 245,794,299
614,334,526
IT Services — 0.9%
Cognizant Technology Solutions
Corp., Class
a
A 185,851 13,427,735
Shopify, Inc., Class
a
A* 459,285 64,887,785
78,315,520
Machinery — 0.2%
PACCAR, Inc. 197,933 19,789,341

ULTRA QQQ :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 0.8%
Charter Communications, Inc.,
Class
a
A* 52,923 $ 14,055,291
Comcast Corp., Class
a
A 1,404,202 47,700,742
Trade Desk, Inc. (The), Class
a
A* 168,970 9,235,900
70,991,933
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 110,160 16,387,402
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 224,717 17,954,888
Professional Services — 1.2%
Automatic Data Processing, Inc. 153,055 46,536,373
Paychex, Inc. 135,811 18,939,523
Thomson Reuters Corp. 169,692 30,138,996
Verisk Analytics, Inc., Class
a
A 52,734 14,139,040
109,753,932
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 159,063 14,234,548
Semiconductors & Semiconductor Equipment — 18.3%
Advanced Micro Devices, Inc.* 611,333 99,421,086
Analog Devices, Inc. 187,100 47,020,101
Applied Materials, Inc. 302,578 48,642,439
ARM Holdings plc, ADR* 50,444 6,976,910
ASML Holding NV (Registered),
ADR 32,952 24,470,814
Broadcom, Inc. 1,191,773 354,421,372
GLOBALFOUNDRIES, Inc.* 208,465 6,960,646
Intel Corp.* 1,644,636 40,046,887
KLA Corp. 49,865 43,482,280
Lam Research Corp. 482,285 48,300,843
Marvell Technology, Inc. 325,088 20,436,657
Microchip Technology, Inc. 203,381 13,219,765
Micron Technology, Inc. 421,367 50,146,887
NVIDIA Corp. 3,739,356 651,321,028
NXP Semiconductors NV 95,236 22,366,175
ON Semiconductor Corp.* 157,570 7,813,896
QUALCOMM, Inc. 413,981 66,539,166
Texas Instruments, Inc. 342,540 69,357,499
1,620,944,451
Software — 13.8%
Adobe, Inc.* 160,705 57,323,474
AppLovin Corp., Class
a
A* 116,013 55,522,662
Atlassian Corp., Class
a
A* 62,294 11,074,627
Autodesk, Inc.* 80,680 25,389,996
Cadence Design Systems, Inc.* 102,939 36,072,914
Crowdstrike Holdings, Inc.,
Class
a
A* 93,914 39,791,362
Datadog, Inc., Class
a
A* 120,471 16,465,976
Fortinet, Inc.* 288,600 22,733,022
Intuit, Inc. 105,168 70,147,056
Microsoft Corp. 1,139,044 577,142,204
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 853,208 $ 133,706,226
Palo Alto Networks, Inc.* 251,410 47,898,633
Roper Technologies, Inc. 40,537 21,335,028
Strategy, Inc., Class
a
A* 95,681 31,996,683
Synopsys, Inc.* 69,764 42,103,969
Workday, Inc., Class
a
A* 81,430 18,795,673
Zscaler, Inc.* 58,701 16,263,112
1,223,762,617
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 322,302 33,416,271
Ross Stores, Inc. 123,979 18,244,750
51,661,021
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc. 2,288,957 531,358,478
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 43,377 8,770,829
Trading Companies & Distributors — 0.2%
Fastenal Co. 432,552 21,480,532
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc. 428,106 107,878,431
Total Common Stocks
(Cost $6,193,233,010)
6,680,744,116
Principal
Amount
Short-Term Investments — 11 .3%
Repurchase Agreements (b) — 1 .2%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $103,974,437
(Cost $103,924,727) $ 103,924,727
103,924,727
U.S. Treasury Obligations (a) — 10 .1%
U.S. Treasury Bills
4.29%, 9/9/2025 (c) 100,000,000 99,917,458
4.27%, 9/23/2025 (c) 250,000,000 249,380,793
4.26%, 9/30/2025 (c) 150,000,000 149,505,333
4.27%, 10/2/2025 (c) 250,000,000 249,122,355
4.27%, 10/28/2025 (c) 50,000,000 49,678,389
4.28%, 11/18/2025 (c) 100,000,000 99,141,165
Total U.S. Treasury Obligations
(Cost $896,584,249) 896,745,493
Total Short-Term Investments
(Cost $1,000,508,976) 1,000,670,220
Total Investments — 86.8%
(Cost $7,193,741,986) 7,681,414,336
Other assets less liabilities — 13.2% 1,163,538,352
Net Assets — 100.0% $ 8,844,952,688

AUGUST 31, 2025 (Unaudited) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,112,110,147.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt
Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 2,078 9/19/2025 U.S. Dollar $ 975,070,330 $ 45,327,170
Swap Agreements
Ultra QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
775,144,064 3/8/2027 Bank of America NA 5.48% Nasdaq-100 Index
®
92,372,233
898,426,250 11/6/2025 Barclays Bank PLC 5.28% Nasdaq-100 Index
®
170,427,493
961,577,638 1/12/2027 BNP Paribas 5.38% Nasdaq-100 Index
®
88,159,334
557,286,996 3/8/2027 Citibank NA 5.38% Nasdaq-100 Index
®
89,368,241
1,012,623,253 1/26/2026 Goldman Sachs International 5.08% Nasdaq-100 Index
®
66,744,448
1,705,824,806 3/6/2026 Goldman Sachs International 4.88%
PowerShares QQQ Trust
SM
,
Series 1 115,940,126
2,718,448,059 182,684,574
774,863,079 4/6/2027 J.P. Morgan Securities, LLC 5.18% Nasdaq-100 Index
®
184,825,008
433,372,593 11/6/2026
Morgan Stanley & Co.
International plc 5.18% Nasdaq-100 Index
®
31,368,712
694,701,747 11/6/2026
Morgan Stanley & Co.
International plc 5.18%
PowerShares QQQ Trust
SM
,
Series 1 (11,120,311)
1,128,074,340 20,248,401
867,798,881 4/6/2027
Nomura Global Financial
Products Inc. 5.53% Nasdaq-100 Index
®
158,802,390
820,101,670 3/6/2026 Societe Generale 5.28% Nasdaq-100 Index
®
104,606,282
532,888,128 4/7/2026 UBS AG 5.25% Nasdaq-100 Index
®
19,147,452
10,034,609,105 1,110,641,408
Total Unrealized
Appreciation
1,121,761,719
Total Unrealized
Depreciation
(11,120,311)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA QQQ TOP 30 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQXL
::
Investments
Shares Value
Common Stocks — 14.2%
Automobiles — 0.6%
Tesla, Inc.* 95 $ 31,717
Beverages — 0.2%
PepsiCo, Inc. 88 13,081
Biotechnology — 0.3%
Amgen, Inc. 34 9,782
Gilead Sciences, Inc. 80 9,038
18,820
Broadline Retail — 1.2%
Amazon.com, Inc.* 264 60,456
MercadoLibre, Inc.* 3 7,419
67,875
Chemicals — 0.3%
Linde plc 30 14,349
Communications Equipment — 0.3%
Cisco Systems, Inc. 254 17,549
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp. 29 27,356
Entertainment — 0.6%
Netflix, Inc.* 27 32,623
Health Care Equipment & Supplies — 0.2%
Intuitive Surgical, Inc.* 23 10,886
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc. 2 11,198
Industrial Conglomerates — 0.2%
Honeywell International, Inc. 42 9,219
Interactive Media & Services — 1.7%
Alphabet, Inc., Class
a
A 144 30,659
Alphabet, Inc., Class
a
C 136 29,040
Meta Platforms, Inc., Class
a
A 51 37,674
97,373
IT Services — 0.2%
Shopify, Inc., Class
a
A* 78 11,020
Media — 0.1%
Comcast Corp., Class
a
A 236 8,017
Professional Services — 0.1%
Automatic Data Processing, Inc. 26 7,905
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.* 104 16,914
Broadcom, Inc. 136 40,445
NVIDIA Corp. 607 105,727
QUALCOMM, Inc. 70 11,251
Investments
Shares Value
Common Stocks (continued)
Texas Instruments, Inc. 58 $ 11,744
186,081
Software — 2.5%
Adobe, Inc.* 27 9,631
Intuit, Inc. 18 12,006
Microsoft Corp. 185 93,737
Palantir Technologies, Inc.,
Class
a
A* 145 22,723
Palo Alto Networks, Inc.* 42 8,002
146,099
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc. 371 86,124
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 73 18,395
Total Common Stocks
(Cost $829,282)
815,687
Total Investments — 14.2%
(Cost $829,282) 815,687
Other assets less liabilities — 85.8% 4,942,450
Net Assets — 100.0% $ 5,758,137
* Non-income producing security.

AUGUST 31, 2025 (Unaudited) :: ULTRA QQQ TOP 30
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQXL
::
Swap Agreements
Ultra QQQ Top 30 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
10,702,526 3/9/2027 Bank of America NA 5.53% Nasdaq-100 Top 30 Index
®
(125,257)
10,702,526 (125,257)
Total Unrealized
Depreciation
(125,257)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA REAL ESTATE :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Investments
Shares Value
Common Stocks (a) — 70 .0%
Health Care REITs — 10.3%
Alexandria Real Estate Equities,
Inc., REIT 6,003 $ 494,887
Healthpeak Properties, Inc.,
REIT 27,087 485,941
Ventas, Inc., REIT 17,596 1,197,936
Welltower, Inc., REIT 24,220 4,075,741
6,254,505
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.,
REIT 27,045 465,444
Industrial REITs — 6.7%
Prologis, Inc., REIT 36,179 4,116,447
Office REITs — 0.7%
BXP, Inc., REIT 5,680 411,857
Real Estate Management & Development — 5.5%
CBRE Group, Inc., Class
a
A* 11,448 1,855,950
CoStar Group, Inc.* 16,448 1,471,931
3,327,881
Residential REITs — 8.1%
AvalonBay Communities, Inc.,
REIT 5,544 1,085,793
Camden Property Trust, REIT 4,166 466,509
Equity Residential, REIT 13,334 881,644
Essex Property Trust, Inc., REIT 2,511 678,497
Invitation Homes, Inc., REIT 22,227 695,483
Mid-America Apartment
Communities, Inc., REIT 4,565 665,668
UDR, Inc., REIT 11,756 465,185
4,938,779
Retail REITs — 9.2%
Federal Realty Investment Trust,
REIT 3,027 304,365
Kimco Realty Corp., REIT 26,377 593,219
Realty Income Corp., REIT 35,212 2,069,057
Regency Centers Corp., REIT 6,366 461,535
Simon Property Group, Inc.,
REIT 11,961 2,160,874
5,589,050
Specialized REITs — 28.8%
American Tower Corp., REIT 18,252 3,720,670
Crown Castle, Inc., REIT 16,977 1,683,100
Digital Realty Trust, Inc., REIT 12,345 2,069,516
Equinix, Inc., REIT 3,813 2,997,742
Extra Space Storage, Inc., REIT 8,272 1,187,694
Iron Mountain, Inc., REIT 11,502 1,061,979
Public Storage, REIT 6,161 1,814,969
SBA Communications Corp.,
Class
a
A, REIT 4,188 857,912
VICI Properties, Inc., Class
a
A,
REIT 41,201 1,391,770
Investments
Shares Value
Common Stocks (a) (continued)
Weyerhaeuser Co., REIT 28,278 $ 731,552
17,516,904
Total Common Stocks
(Cost $44,730,246)
42,620,867
Principal
Amount
Short-Term Investments — 18 .5%
Repurchase Agreements (b) — 18 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $11,255,471
(Cost $11,250,090) $ 11,250,090
11,250,090
Total Investments — 88.5%
(Cost $55,980,336) 53,870,957
Other assets less liabilities — 11.5% 7,011,680
Net Assets — 100.0% $ 60,882,637
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,436,481.
* Non-income producing security.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Swap Agreements
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
10,958,584 3/8/2027 Bank of America NA 5.43%
S&P Real Estate Select Sector
Index
c
(348,071)
10,678,680 3/8/2027 BNP Paribas 5.23%
S&P Real Estate Select Sector
Index
c
(706,785)
3,170,862 4/15/2027 Citibank NA 5.38%
S&P Real Estate Select Sector
Index
c
377,632
18,477,400 3/8/2027 Goldman Sachs International 5.08%
S&P Real Estate Select Sector
Index
c
(40,141)
9,402,202 3/8/2027 Societe Generale 5.28%
S&P Real Estate Select Sector
Index
c
(13,557)
26,458,710 3/8/2027 UBS AG 5.13%
S&P Real Estate Select Sector
Index
c
(536,386)
79,146,438 (1,267,308)
Total Unrealized
Appreciation
377,632
Total Unrealized
Depreciation
(1,644,940)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) — 75.9%
Aerospace & Defense — 1.3%
AAR Corp.* 3,616 $ 273,587
AeroVironment, Inc.* 3,218 776,664
AerSale Corp.* 3,255 28,091
Archer Aviation, Inc., Class
a
A * 55,192 493,968
Astronics Corp.* 3,064 111,438
Byrna Technologies, Inc.* 1,833 37,393
Cadre Holdings, Inc. 2,883 88,825
Ducommun, Inc.* 1,397 127,434
Eve Holding, Inc.* 5,167 20,306
Intuitive Machines, Inc.*(b) 11,076 97,137
Kratos Defense & Security
Solutions, Inc.* 16,674 1,097,816
Mercury Systems, Inc.* 5,270 355,989
Moog, Inc., Class
a
A 2,849 557,977
National Presto Industries, Inc. 527 55,240
Park Aerospace Corp. 1,848 34,632
Redwire Corp.* 3,400 30,294
Satellogic , Inc., Class
a
A *(b) 6,977 26,024
V2X, Inc.* 1,742 100,165
VSE Corp. 2,056 333,894
4,646,874
Air Freight & Logistics — 0.1%
Forward Air Corp.* 2,277 68,378
Hub Group, Inc., Class
a
A 6,050 226,391
Radiant Logistics, Inc.* 3,356 21,714
316,483
Automobile Components — 1.1%
Adient plc* 8,523 211,370
American Axle & Manufacturing
Holdings, Inc.* 11,708 68,141
Cooper-Standard Holdings,
Inc.* 1,713 63,073
Dana, Inc. 13,407 270,285
Dorman Products, Inc.* 2,795 452,203
Fox Factory Holding Corp.* 4,256 123,126
Garrett Motion, Inc. 12,853 166,960
Gentherm , Inc.* 3,084 113,399
Goodyear Tire & Rubber Co.
(The)* 26,444 224,245
Holley, Inc.* 6,028 24,534
LCI Industries 2,495 263,023
Luminar Technologies, Inc.,
Class
a
A *(b) 4,071 6,921
Modine Manufacturing Co.* 5,307 722,442
Motorcar Parts of America, Inc.* 1,847 27,520
Patrick Industries, Inc. 3,290 367,986
Phinia , Inc. 3,992 233,452
Solid Power, Inc.* 14,672 63,530
Standard Motor Products, Inc. 2,140 83,053
Strattec Security Corp.* 392 25,821
Visteon Corp. 2,782 344,857
XPEL, Inc.*(c) 2,436 90,522
3,946,463
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A *(b) 9,008 $ 20,088
Livewire Group, Inc.*(b) 3,718 14,314
Winnebago Industries, Inc. 2,761 99,341
133,743
Banks — 8.2%
1st Source Corp. 1,931 124,395
ACNB Corp. 1,042 47,223
Amalgamated Financial Corp. 2,371 68,498
Amerant Bancorp, Inc., Class
a
A 3,761 80,862
Ameris Bancorp 6,701 491,049
Ames National Corp. 900 17,982
Arrow Financial Corp. 1,669 49,619
Associated Banc-Corp. 16,850 454,445
Atlantic Union Bankshares
Corp. 14,439 515,905
Axos Financial, Inc.* 5,275 481,133
Banc of California, Inc. 14,030 237,388
BancFirst Corp. 2,114 281,099
Bancorp, Inc. (The)* 4,616 351,924
Bank First Corp. 929 120,696
Bank of Hawaii Corp. 3,988 271,663
Bank of Marin Bancorp 1,492 36,614
Bank of NT Butterfield & Son
Ltd. (The) 4,407 198,844
Bank7 Corp. 431 21,382
BankFinancial Corp. 1,129 13,977
BankUnited, Inc. 7,643 299,529
Bankwell Financial Group, Inc. 715 30,230
Banner Corp. 3,451 231,321
Bar Harbor Bankshares 1,526 49,244
BayCom Corp. 1,046 31,652
BCB Bancorp, Inc. 1,571 13,982
Berkshire Hills Bancorp, Inc. 4,706 122,968
Blue Foundry Bancorp* 1,934 17,967
Blue Ridge Bankshares , Inc.* 6,502 26,073
Bridgewater Bancshares, Inc.* 2,113 34,611
Brookline Bancorp, Inc. 8,887 97,313
Burke & Herbert Financial
Services Corp. 1,368 86,950
Business First Bancshares, Inc. 2,883 72,104
BV Financial, Inc.* 877 14,716
Byline Bancorp, Inc. 2,762 79,849
C&F Financial Corp. 309 22,242
Cadence Bank 17,758 668,411
California BanCorp * 2,276 38,328
Camden National Corp. 1,697 69,390
Capital Bancorp, Inc. 1,185 40,278
Capital City Bank Group, Inc. 1,406 61,667
Capitol Federal Financial, Inc. 12,472 80,819
Carter Bankshares , Inc.* 2,322 45,186
Cathay General Bancorp 6,822 340,486
CB Financial Services, Inc. 472 15,713
Central Pacific Financial Corp. 2,691 84,282
CF Bankshares , Inc. 389 9,569
Chain Bridge Bancorp, Inc.,
Class
a
A * 237 7,167

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Chemung Financial Corp. 421 $ 22,700
ChoiceOne Financial Services,
Inc. 1,448 44,685
Citizens & Northern Corp. 1,516 30,623
Citizens Community Bancorp,
Inc. 971 16,051
Citizens Financial Services, Inc. 459 27,522
City Holding Co. 1,447 185,911
Civista Bancshares, Inc. 1,543 32,696
CNB Financial Corp. 2,837 74,641
Coastal Financial Corp.* 1,306 149,537
Colony Bankcorp , Inc. 1,716 29,481
Columbia Financial, Inc.* 2,753 41,378
Community Financial System,
Inc. 5,361 321,070
Community Trust Bancorp, Inc. 1,616 94,407
Community West Bancshares 1,696 36,159
ConnectOne Bancorp, Inc. 4,826 123,546
Customers Bancorp, Inc.* 2,995 214,712
CVB Financial Corp. 13,388 269,500
Dime Community Bancshares,
Inc. 4,036 124,147
Eagle Bancorp Montana, Inc. 750 13,148
Eagle Bancorp, Inc. 3,008 58,415
Eagle Financial Services, Inc. 465 17,405
Eastern Bankshares , Inc. 19,913 340,711
ECB Bancorp, Inc.* 779 13,259
Enterprise Financial Services
Corp. 3,714 227,445
Equity Bancshares, Inc.,
Class
a
A 1,611 65,294
Esquire Financial Holdings, Inc. 724 71,024
Farmers & Merchants Bancorp,
Inc. 1,285 34,001
Farmers National Banc Corp. 3,697 56,120
FB Bancorp, Inc.* 1,805 21,624
FB Financial Corp. 4,253 228,301
Fidelity D&D Bancorp, Inc. 481 20,996
Financial Institutions, Inc. 2,011 55,644
Finward Bancorp 347 11,104
Finwise Bancorp* 917 17,726
First Bancorp 4,087 223,109
First Bancorp 16,371 363,927
First Bancorp, Inc. (The) 1,091 29,653
First Bank 2,185 36,752
First Busey Corp. 8,669 214,124
First Business Financial
Services, Inc. 804 42,065
First Capital, Inc. 330 13,563
First Commonwealth Financial
Corp. 10,255 182,026
First Community Bankshares ,
Inc. 1,581 60,046
First Community Corp. 749 20,425
First Financial Bancorp 9,655 255,664
First Financial Bankshares , Inc. 13,623 506,367
First Financial Corp. 1,153 68,027
First Foundation, Inc.* 6,427 38,241
First Internet Bancorp 785 19,715
First Interstate BancSystem ,
Inc., Class
a
A 8,915 291,699
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 5,908 $ 245,300
First Mid Bancshares, Inc. 2,097 84,803
First National Corp. 789 18,431
First Savings Financial Group,
Inc. 561 15,383
First United Corp. 609 22,758
First Western Financial, Inc.* 838 19,576
Firstsun Capital Bancorp* 1,276 48,501
Five Star Bancorp 1,579 51,744
Flagstar Financial, Inc. 30,766 394,420
Flushing Financial Corp. 3,264 44,913
Franklin Financial Services
Corp. 424 19,801
FS Bancorp, Inc. 672 28,701
Fulton Financial Corp. 18,486 363,435
FVCBankcorp , Inc. 1,596 21,650
GBank Financial Holdings,
Inc.*(b) 911 36,189
German American Bancorp, Inc. 3,671 153,374
Glacier Bancorp, Inc. 11,577 569,010
Great Southern Bancorp, Inc. 868 54,936
Greene County Bancorp, Inc. 710 17,033
Guaranty Bancshares, Inc. 907 44,570
Hancock Whitney Corp. 8,722 548,788
Hanmi Financial Corp. 3,039 76,461
Hanover Bancorp, Inc. 479 10,801
HarborOne Bancorp, Inc. 3,873 49,807
Hawthorn Bancshares, Inc. 588 19,657
HBT Financial, Inc. 1,286 34,066
Heritage Commerce Corp. 6,068 62,682
Heritage Financial Corp. 3,453 84,391
Hilltop Holdings, Inc. 4,656 163,332
Hingham Institution For Savings
(The)*(b) 157 44,610
Home Bancorp, Inc. 700 39,386
Home BancShares , Inc. 19,077 567,732
HomeStreet , Inc.* 1,863 25,840
HomeTrust Bancshares, Inc. 1,621 67,045
Hope Bancorp, Inc. 11,837 131,746
Horizon Bancorp, Inc. 4,397 74,133
Independent Bank Corp. 2,047 67,326
Independent Bank Corp. 4,936 352,973
International Bancshares Corp. 5,522 395,044
Investar Holding Corp. 927 21,729
John Marshall Bancorp, Inc. 1,279 25,337
Kearny Financial Corp. 5,795 39,116
Lakeland Financial Corp. 2,595 177,628
Landmark Bancorp, Inc. 460 12,222
LCNB Corp. 1,362 22,037
LINKBANCORP, Inc. 2,177 15,849
Live Oak Bancshares, Inc. 3,580 138,510
MainStreet Bancshares, Inc. 712 16,127
Mercantile Bank Corp. 1,608 79,194
Meridian Corp. 918 14,449
Metrocity Bankshares , Inc. 1,981 59,311
Metropolitan Bank Holding
Corp. 985 78,199
Mid Penn Bancorp, Inc. 2,021 60,913
Middlefield Banc Corp. 740 22,718
Midland States Bancorp, Inc. 2,087 38,443

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
MidWestOne Financial Group,
Inc. 2,077 $ 62,808
MVB Financial Corp. 1,166 28,450
National Bank Holdings Corp.,
Class
a
A 3,838 150,526
National Bankshares , Inc. 630 19,744
NB Bancorp, Inc. 3,544 66,946
NBT Bancorp, Inc. 5,185 229,540
Nicolet Bankshares , Inc. 1,367 189,042
Northeast Bank 748 82,699
Northeast Community Bancorp,
Inc. 1,251 28,210
Northfield Bancorp, Inc. 3,819 45,255
Northpointe Bancshares, Inc. 1,068 19,032
Northrim Bancorp, Inc. 550 51,717
Northwest Bancshares, Inc. 14,613 184,854
Norwood Financial Corp.*(b) 871 23,569
Oak Valley Bancorp 692 19,715
OceanFirst Financial Corp. 5,789 106,460
OFG Bancorp 4,588 205,313
Ohio Valley Banc Corp. 385 14,245
Old National Bancorp 32,457 742,941
Old Point Financial Corp. 406 17,093
Old Second Bancorp, Inc. 4,394 81,113
OP Bancorp 1,192 17,332
Orange County Bancorp, Inc. 966 25,773
Origin Bancorp, Inc. 3,012 117,137
Orrstown Financial Services,
Inc. 1,891 65,901
Pacific Premier Bancorp, Inc. 9,725 238,165
Park National Corp. 1,502 257,999
Parke Bancorp, Inc. 1,004 22,640
Pathward Financial, Inc. 2,380 189,139
Patriot National Bancorp, Inc.* 4,447 6,671
PCB Bancorp 1,103 24,376
Peapack-Gladstone Financial
Corp. 1,621 47,025
Peoples Bancorp of North
Carolina, Inc. 426 13,496
Peoples Bancorp, Inc. 3,531 109,249
Peoples Financial Services
Corp. 942 49,370
Pioneer Bancorp, Inc.* 1,139 14,932
Plumas Bancorp 535 23,214
Ponce Financial Group, Inc.* 1,991 29,546
Preferred Bank 1,260 118,944
Primis Financial Corp. 2,131 24,400
Princeton Bancorp, Inc. 537 18,344
Provident Bancorp, Inc.* 1,619 20,837
Provident Financial Services,
Inc. 13,043 258,773
QCR Holdings, Inc. 1,674 131,208
RBB Bancorp 1,710 34,593
Red River Bancshares, Inc. 478 31,261
Renasant Corp. 9,548 373,613
Republic Bancorp, Inc., Class
a
A 848 65,076
Rhinebeck Bancorp, Inc.* 457 6,110
Richmond Mutual Bancorp, Inc. 922 13,636
Riverview Bancorp, Inc. 2,068 10,464
S&T Bancorp, Inc. 3,873 153,022
SB Financial Group, Inc. 601 12,621
Investments
Shares Value
Common Stocks (a) (continued)
Seacoast Banking Corp. of
Florida 8,612 $ 267,919
ServisFirst Bancshares, Inc. 5,225 460,584
Shore Bancshares, Inc. 3,124 53,702
Sierra Bancorp 1,271 38,969
Simmons First National Corp.,
Class
a
A 14,331 297,798
SmartFinancial , Inc. 1,472 54,243
Sound Financial Bancorp, Inc. 217 10,258
South Plains Financial, Inc. 1,302 52,900
Southern First Bancshares,
Inc.* 787 35,494
Southern Missouri Bancorp,
Inc. 978 56,269
Southside Bancshares, Inc. 2,927 91,439
SR Bancorp, Inc. 797 12,011
Stellar Bancorp, Inc. 4,763 147,272
Stock Yards Bancorp, Inc. 2,663 214,931
Texas Capital Bancshares, Inc.* 4,608 398,915
Third Coast Bancshares, Inc.* 1,303 51,898
Timberland Bancorp, Inc. 755 25,255
Tompkins Financial Corp. 1,365 95,741
Towne Bank 7,158 262,627
TriCo Bancshares 3,099 140,757
Triumph Financial, Inc.* 2,268 139,459
TrustCo Bank Corp. 1,884 74,964
Trustmark Corp. 5,751 231,593
UMB Financial Corp. 7,359 897,062
Union Bankshares , Inc. 368 9,631
United Bankshares , Inc. 14,336 549,642
United Community Banks, Inc. 12,202 407,547
United Security Bancshares 1,401 13,338
Unity Bancorp, Inc. 741 38,791
Univest Financial Corp. 2,917 92,381
USCB Financial Holdings, Inc. 1,079 18,764
Valley National Bancorp 49,120 513,795
Veritex Holdings, Inc. 5,365 184,288
Virginia National Bankshares
Corp. 482 20,056
WaFd , Inc. 8,147 256,223
Washington Trust Bancorp, Inc. 1,949 59,113
WesBanco , Inc. 9,587 314,454
West Bancorp, Inc. 1,530 30,539
Westamerica Bancorp 2,574 128,726
Western New England Bancorp,
Inc. 1,861 23,337
WSFS Financial Corp. 5,874 342,395
29,914,480
Beverages — 0.1%
MGP Ingredients, Inc. 1,426 42,167
National Beverage Corp.* 2,429 102,140
Vita Coco Co., Inc. (The)* 4,069 145,426
Zevia PBC, Class
a
A * 3,194 8,943
298,676
Biotechnology — 5.2%
4D Molecular Therapeutics,
Inc.* 4,064 25,034
89bio, Inc.* 12,632 114,067

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (a) (continued)
Abeona Therapeutics, Inc.* 4,420 $ 30,189
Absci Corp.*(b) 11,045 26,398
ACADIA Pharmaceuticals, Inc.* 12,596 327,370
Actuate Therapeutics, Inc.* 595 5,022
ADC Therapeutics SA* 7,332 22,509
ADMA Biologics, Inc.* 23,465 405,006
Agios Pharmaceuticals, Inc.* 5,716 215,550
Akebia Therapeutics, Inc.* 25,303 79,451
Akero Therapeutics, Inc.* 7,074 330,568
Aldeyra Therapeutics, Inc.* 5,492 32,073
Alector , Inc.* 8,067 18,957
Alkermes plc* 16,421 475,716
Allogene Therapeutics, Inc.* 15,345 17,340
Altimmune , Inc.*(b) 7,833 30,000
Amicus Therapeutics, Inc.* 28,181 213,894
AnaptysBio , Inc.* 1,973 40,111
Anavex Life Sciences Corp.*(b) 8,460 81,554
Anika Therapeutics, Inc.* 1,261 11,828
Annexon , Inc.* 9,691 19,963
Apogee Therapeutics, Inc.* 3,231 117,511
Arbutus Biopharma Corp.* 15,322 56,845
Arcellx , Inc.* 3,705 257,090
Arcturus Therapeutics Holdings,
Inc.* 2,561 43,563
Arcus Biosciences, Inc.* 6,977 73,886
Arcutis Biotherapeutics, Inc.* 10,840 168,237
Ardelyx , Inc.* 23,883 151,896
ArriVent Biopharma, Inc.* 2,331 44,569
Arrowhead Pharmaceuticals,
Inc.* 12,210 268,986
ARS Pharmaceuticals, Inc.* 5,549 64,479
Astria Therapeutics, Inc.* 4,326 26,735
aTyr Pharma, Inc.* 8,804 47,366
Aura Biosciences, Inc.* 3,795 23,757
Aurinia Pharmaceuticals, Inc.* 11,921 142,933
Avidity Biosciences, Inc.* 11,583 539,536
Avita Medical, Inc.*(b) 2,688 11,666
Beam Therapeutics, Inc.* 9,677 158,316
Benitec Biopharma, Inc.* 1,464 19,383
Bicara Therapeutics, Inc.*(b) 3,462 41,336
BioCryst Pharmaceuticals, Inc.* 21,200 176,172
Biohaven Ltd.* 9,156 140,911
Bridgebio Pharma, Inc.* 15,826 819,154
Bright Minds Biosciences, Inc.* 465 18,082
Candel Therapeutics, Inc.*(b) 3,981 23,050
Capricor Therapeutics, Inc.*(b) 3,896 24,467
Cardiff Oncology, Inc.*(b) 6,274 13,175
CareDx , Inc.* 5,517 75,362
Cartesian Therapeutics, Inc.*(b) 937 9,417
Catalyst Pharmaceuticals, Inc.* 11,717 241,253
Celcuity , Inc.* 2,904 148,772
Celldex Therapeutics, Inc.* 6,629 146,368
CG oncology, Inc.* 5,655 151,667
Cidara Therapeutics, Inc.* 1,702 111,294
Cogent Biosciences, Inc.* 10,744 129,788
Coherus Oncology, Inc.*(b) 10,734 12,451
Compass Therapeutics, Inc.* 9,277 32,377
Corvus Pharmaceuticals, Inc.* 5,301 30,428
CRISPR Therapeutics AG*(b) 8,377 434,180
Cullinan Therapeutics, Inc.* 5,163 38,929
Investments
Shares Value
Common Stocks (a) (continued)
Cytokinetics, Inc.* 11,823 $ 417,707
Day One Biopharmaceuticals,
Inc.* 7,285 54,710
Denali Therapeutics, Inc.* 13,404 204,679
Design Therapeutics, Inc.* 3,199 17,690
DiaMedica Therapeutics, Inc.* 2,674 15,269
Dianthus Therapeutics, Inc.* 1,977 46,598
Disc Medicine, Inc.* 2,493 148,695
Dynavax Technologies Corp.* 10,648 107,758
Dyne Therapeutics, Inc.* 9,498 128,128
Editas Medicine, Inc.* 8,541 21,950
Eledon Pharmaceuticals, Inc.* 5,932 15,364
Emergent BioSolutions, Inc.* 5,462 45,335
Enanta Pharmaceuticals, Inc.* 2,040 17,136
Entrada Therapeutics, Inc.* 2,847 15,573
Erasca , Inc.* 17,568 27,582
Fate Therapeutics, Inc.* 11,007 11,447
Fennec Pharmaceuticals, Inc.* 2,372 21,040
Foghorn Therapeutics, Inc.* 3,314 16,769
Geron Corp.* 61,440 86,016
Gossamer Bio, Inc.* 19,222 47,478
GRAIL, Inc.* 3,087 101,223
Greenwich Lifesciences, Inc.*(b) 617 7,083
Gyre Therapeutics, Inc.* 1,374 10,635
Heron Therapeutics, Inc.* 15,482 20,901
Humacyte , Inc.* 12,685 19,662
Ideaya Biosciences, Inc.* 8,480 208,184
ImmunityBio , Inc.* 23,281 54,478
Immunome, Inc.* 7,456 70,907
Immunovant , Inc.* 6,915 101,581
Inhibikase Therapeutics, Inc.* 6,121 11,018
Inhibrx Biosciences, Inc.* 917 25,859
Inmune Bio, Inc.* 1,690 3,431
Intellia Therapeutics, Inc.* 10,439 118,535
Iovance Biotherapeutics, Inc.* 25,947 57,862
Ironwood Pharmaceuticals,
Inc., Class
a
A * 16,193 21,375
Jade Biosciences, Inc.*(b) 3,283 25,936
Janux Therapeutics, Inc.* 3,985 90,539
KalVista Pharmaceuticals, Inc.* 3,820 51,417
Keros Therapeutics, Inc.* 3,417 51,973
Kodiak Sciences, Inc.* 3,313 29,950
Korro Bio, Inc.* 671 15,487
Krystal Biotech, Inc.* 2,509 370,579
Kura Oncology, Inc.* 8,004 63,232
Kymera Therapeutics, Inc.* 4,737 195,164
Larimar Therapeutics, Inc.* 4,284 15,508
Lexeo Therapeutics, Inc.* 2,417 11,577
Madrigal Pharmaceuticals, Inc.* 1,709 748,286
MannKind Corp.* 30,644 140,656
MeiraGTx Holdings plc* 4,218 30,791
Metsera , Inc.*(b) 1,797 63,416
MiMedx Group, Inc.* 11,978 85,044
Mineralys Therapeutics, Inc.* 3,960 61,301
Mirum Pharmaceuticals, Inc.* 4,400 325,028
Monopar Therapeutics, Inc.* 411 14,036
Monte Rosa Therapeutics, Inc.* 4,720 22,656
Myriad Genetics, Inc.* 9,215 58,700
Neurogene , Inc.*(b) 996 18,406
Nkarta , Inc.* 5,413 11,476

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Novavax, Inc.* 15,154 $ 113,200
Nurix Therapeutics, Inc.* 7,630 71,264
Nuvalent , Inc., Class
a
A * 4,350 333,123
Nuvectis Pharma, Inc.* 1,303 8,548
Olema Pharmaceuticals, Inc.* 6,027 32,907
Organogenesis Holdings, Inc.,
Class
a
A * 6,912 35,597
ORIC Pharmaceuticals, Inc.* 4,541 46,454
Oruka Therapeutics, Inc.* 2,753 40,744
Palvella Therapeutics, Inc.*(b) 694 37,580
Perspective Therapeutics, Inc.* 6,031 20,264
Praxis Precision Medicines,
Inc.* 1,803 82,109
Precigen , Inc.* 15,183 68,475
Prime Medicine, Inc.*(b) 5,907 19,139
Protagonist Therapeutics, Inc.* 5,892 347,923
Protalix BioTherapeutics , Inc.* 7,057 10,938
Protara Therapeutics, Inc.* 3,269 10,199
Prothena Corp. plc* 3,924 32,177
PTC Therapeutics, Inc.* 7,866 388,030
Puma Biotechnology, Inc.* 4,294 21,642
Recursion Pharmaceuticals,
Inc., Class
a
A *(b) 34,367 161,525
REGENXBIO, Inc.* 4,735 42,284
Relay Therapeutics, Inc.* 13,402 48,113
Replimune Group, Inc.* 6,661 35,969
Rezolute , Inc.* 6,775 48,238
Rhythm Pharmaceuticals, Inc.* 5,508 568,150
Rigel Pharmaceuticals, Inc.* 1,783 69,270
Rocket Pharmaceuticals, Inc.* 8,489 27,844
Sana Biotechnology, Inc.*(b) 13,503 41,319
Savara , Inc.* 12,805 42,000
Scholar Rock Holding Corp.* 8,217 268,285
SELLAS Life Sciences Group,
Inc.*(b) 9,659 18,545
Sionna Therapeutics, Inc.* 1,248 30,726
Soleno Therapeutics, Inc.* 4,067 275,214
Solid Biosciences, Inc.* 6,681 36,612
Spyre Therapeutics, Inc.* 5,047 83,225
Stoke Therapeutics, Inc.*(b) 4,148 81,964
Syndax Pharmaceuticals, Inc.* 8,624 140,830
Tango Therapeutics, Inc.*(b) 7,762 52,083
Taysha Gene Therapies, Inc.* 16,771 48,971
Tectonic Therapeutic, Inc.* 1,112 28,400
Tevogen Bio Holdings, Inc.* 2,868 2,610
TG Therapeutics, Inc.* 14,700 431,151
Tonix Pharmaceuticals Holding
Corp.*(b) 766 22,697
Tourmaline Bio, Inc.* 1,926 45,068
Travere Therapeutics, Inc.* 8,923 156,152
TriSalus Life Sciences, Inc.* 1,615 8,430
TuHURA Biosciences, Inc.* 2,599 7,017
Twist Bioscience Corp.* 5,985 161,415
Tyra Biosciences, Inc.* 2,438 30,889
Upstream Bio, Inc.* 3,527 60,418
UroGen Pharma Ltd.* 3,734 72,626
Vanda Pharmaceuticals, Inc.* 5,638 26,668
Vaxcyte , Inc.* 12,730 391,957
Vera Therapeutics, Inc.,
Class
a
A * 5,208 112,701
Veracyte , Inc.* 7,933 240,687
Investments
Shares Value
Common Stocks (a) (continued)
Verastem , Inc.* 4,593 $ 42,485
Vericel Corp.* 5,100 185,436
Vir Biotechnology, Inc.* 9,014 44,529
Viridian Therapeutics, Inc.* 7,031 129,230
Voyager Therapeutics, Inc.* 4,714 15,839
Xencor , Inc.* 7,130 57,967
Xenon Pharmaceuticals, Inc.* 7,691 297,719
XOMA Royalty Corp.* 950 30,847
Y- mAbs Therapeutics, Inc.* 3,728 31,874
Zenas Biopharma, Inc.*(b) 1,644 26,304
Zymeworks , Inc.* 4,963 73,502
18,934,901
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A * 2,532 66,085
Kohl's Corp.*(b) 11,043 166,308
Savers Value Village, Inc.* 2,361 28,544
260,937
Building Products — 1.1%
American Woodmark Corp.* 1,487 96,016
Apogee Enterprises, Inc. 2,143 94,239
AZZ, Inc. 3,007 339,460
CSW Industrials, Inc. 1,650 451,341
Gibraltar Industries, Inc.* 3,022 189,147
Griffon Corp. 3,971 302,431
Insteel Industries, Inc. 1,892 72,615
Janus International Group, Inc.* 13,729 142,095
JELD-WEN Holding, Inc.* 8,606 54,992
Masterbrand, Inc.* 12,862 163,476
Quanex Building Products
Corp. 4,793 101,947
Resideo Technologies, Inc.* 15,040 512,112
Tecnoglass , Inc. 2,464 178,837
UFP Industries, Inc. 6,117 617,634
Zurn Elkay Water Solutions
Corp. 15,223 690,515
4,006,857
Capital Markets — 1.4%
Acadian Asset Management,
Inc. 2,813 143,378
AlTi Global, Inc.* 4,308 18,654
Artisan Partners Asset
Management, Inc., Class
a
A 6,339 296,602
Bakkt Holdings, Inc.,
Class
a
A *(b) 519 4,552
BGC Group, Inc., Class
a
A 36,285 355,956
Cohen & Steers, Inc. 2,809 207,473
Diamond Hill Investment Group,
Inc. 276 40,230
DigitalBridge Group, Inc. 17,348 197,941
Donnelley Financial Solutions,
Inc.* 2,695 152,995
Forge Global Holdings, Inc.* 1,032 19,453
GCM Grosvenor, Inc.,
Class
a
A *(b) 4,483 58,100
Marex Group plc 3,223 113,965
MarketWise , Inc. 221 3,969
Moelis & Co., Class
a
A 7,526 542,700

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
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PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Open Lending Corp.* 10,376 $ 21,893
P10, Inc., Class
a
A 5,506 67,944
Patria Investments Ltd., Class
a
A 6,087 82,418
Perella Weinberg Partners,
Class
a
A 6,170 136,542
Piper Sandler Cos. 1,771 591,142
PJT Partners, Inc., Class
a
A 2,327 416,533
Siebert Financial Corp.* 1,431 3,907
Silvercrest Asset Management
Group, Inc., Class
a
A 811 13,292
StepStone Group, Inc., Class
a
A 6,350 394,081
StoneX Group, Inc.* 4,576 467,530
Value Line, Inc. 80 3,035
Victory Capital Holdings, Inc.,
Class
a
A 4,482 319,477
Virtus Investment Partners, Inc. 665 133,951
Westwood Holdings Group, Inc. 754 13,391
WisdomTree, Inc. 12,183 165,810
4,986,914
Chemicals — 1.3%
AdvanSix , Inc. 2,659 57,062
American Vanguard Corp.* 2,637 14,240
Arq , Inc.* 3,202 24,719
ASP Isotopes, Inc.* 5,751 53,369
Aspen Aerogels, Inc.* 6,711 45,903
Avient Corp. 9,309 348,157
Balchem Corp. 3,325 538,949
Cabot Corp. 5,492 447,928
Chemours Co. (The) 15,251 234,865
Core Molding Technologies,
Inc.* 858 16,474
Ecovyst , Inc.* 10,932 99,372
Flotek Industries, Inc.* 1,442 17,434
Hawkins, Inc. 1,977 330,811
HB Fuller Co. 5,538 338,095
Ingevity Corp.* 3,692 215,539
Innospec, Inc. 2,543 222,741
Intrepid Potash, Inc.* 1,090 33,169
Koppers Holdings, Inc. 1,955 56,656
Kronos Worldwide, Inc. 2,209 14,093
LSB Industries, Inc.* 5,450 45,344
Mativ Holdings, Inc. 5,470 68,758
Minerals Technologies, Inc. 3,234 211,665
Orion SA 5,615 59,238
Perimeter Solutions, Inc.* 14,092 315,520
PureCycle Technologies, Inc.* 13,147 187,871
Quaker Chemical Corp. 1,415 205,274
Rayonier Advanced Materials,
Inc.* 6,524 36,339
Sensient Technologies Corp. 4,281 485,722
Solesence , Inc.* 1,904 6,969
Stepan Co. 2,182 109,166
Trinseo plc 3,446 8,270
Tronox Holdings plc 12,100 51,788
Valhi, Inc. 246 4,012
4,905,512
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. 6,269 308,247
Investments
Shares Value
Common Stocks (a) (continued)
ACCO Brands Corp. 8,845 $ 35,557
Acme United Corp. 336 14,455
ACV Auctions, Inc., Class
a
A * 17,002 198,243
BrightView Holdings, Inc.* 6,092 87,725
Brink's Co. (The) 4,385 491,295
Casella Waste Systems, Inc.,
Class
a
A * 6,367 627,532
CECO Environmental Corp.* 2,954 134,673
Cimpress plc* 1,520 95,935
CompX International, Inc. 156 3,878
CoreCivic , Inc.* 10,923 221,518
Deluxe Corp. 4,478 88,038
Driven Brands Holdings, Inc.* 6,046 111,367
Ennis, Inc. 2,510 45,858
Enviri Corp.* 7,699 86,999
GEO Group, Inc. (The)* 13,845 287,145
Healthcare Services Group,
Inc.* 7,381 115,217
HNI Corp. 4,697 211,083
Interface, Inc., Class
a
A 5,870 156,846
Liquidity Services, Inc.* 2,354 62,593
MillerKnoll , Inc. 6,849 144,582
Mobile Infrastructure Corp.,
Class
a
A * 1,457 5,668
Montrose Environmental Group,
Inc.* 3,285 102,032
NL Industries, Inc. 852 5,572
OPENLANE, Inc.* 10,768 311,411
Perma -Fix Environmental
Services, Inc.* 1,751 20,819
Pitney Bowes, Inc. 18,580 225,190
Quad/Graphics, Inc. 2,929 19,507
Steelcase, Inc., Class
a
A 8,488 142,089
UniFirst Corp. 1,527 271,531
Vestis Corp. 11,679 54,658
Virco Mfg. Corp. 1,115 9,600
4,696,863
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.* 7,527 70,603
Applied Optoelectronics,
Inc.*(b) 5,440 131,648
Aviat Networks, Inc.* 1,172 26,909
BK Technologies Corp.* 275 19,465
Calix, Inc.* 5,971 354,976
Clearfield, Inc.* 1,190 38,818
CommScope Holding Co., Inc.* 21,602 346,496
Digi International, Inc.* 3,689 128,082
Extreme Networks, Inc.* 13,363 285,701
Harmonic, Inc.* 11,387 109,543
Inseego Corp.* 1,257 15,499
NETGEAR, Inc.* 2,807 76,266
NetScout Systems, Inc.* 7,081 176,246
Ribbon Communications, Inc.* 9,494 38,736
Viasat , Inc.* 11,477 371,051
Viavi Solutions, Inc.* 22,418 252,875
2,442,914
Construction & Engineering — 1.7%
Ameresco, Inc., Class
a
A * 3,251 82,673

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Arcosa , Inc. 4,918 $ 486,636
Argan, Inc. 1,343 306,499
Bowman Consulting Group
Ltd., Class
a
A * 1,423 60,805
Centuri Holdings, Inc.* 3,273 69,519
Concrete Pumping Holdings,
Inc. 2,291 15,945
Construction Partners, Inc.,
Class
a
A * 4,752 569,765
Dycom Industries, Inc.* 2,839 716,762
Fluor Corp.* 16,950 695,289
Granite Construction, Inc. 4,433 477,656
Great Lakes Dredge & Dock
Corp.* 6,737 78,553
IES Holdings, Inc.* 915 319,619
Limbach Holdings, Inc.* 1,074 123,037
Matrix Service Co.* 2,698 40,821
MYR Group, Inc.* 1,562 292,516
NWPX Infrastructure, Inc.* 983 52,060
Orion Group Holdings, Inc.* 3,817 28,246
Primoris Services Corp. 5,480 649,654
Southland Holdings, Inc.* 1,076 4,401
Sterling Infrastructure, Inc.* 3,021 841,439
Tutor Perini Corp.* 4,509 265,760
6,177,655
Construction Materials — 0.2%
Knife River Corp.* 5,791 469,071
Smith-Midland Corp.* 276 11,915
Titan America SA* 2,460 38,155
United States Lime & Minerals,
Inc. 1,096 138,008
657,149
Consumer Finance — 0.9%
Atlanticus Holdings Corp.* 540 36,018
Bread Financial Holdings, Inc. 4,726 312,814
Consumer Portfolio Services,
Inc.* 942 7,527
Dave, Inc.* 939 200,213
Encore Capital Group, Inc.* 2,343 98,031
Enova International, Inc.* 2,477 300,460
FirstCash Holdings, Inc. 4,012 590,847
Green Dot Corp., Class
a
A * 5,430 75,586
LendingClub Corp.* 11,465 196,969
LendingTree, Inc.* 1,131 76,851
Medallion Financial Corp. 1,646 17,382
Navient Corp. 7,142 97,917
Nelnet, Inc., Class
a
A 1,407 180,954
NerdWallet, Inc., Class
a
A * 4,187 43,294
Oportun Financial Corp.* 3,389 22,401
OppFi , Inc. 2,455 25,065
PRA Group, Inc.* 3,996 68,292
PROG Holdings, Inc. 4,063 143,180
Regional Management Corp. 939 41,166
Upstart Holdings, Inc.* 8,525 624,712
Vroom, Inc.* 108 3,078
World Acceptance Corp.* 342 58,629
3,221,386
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 3,314 $ 135,543
Chefs' Warehouse, Inc. (The)* 3,693 233,176
Grocery Outlet Holding Corp.* 9,592 173,711
Guardian Pharmacy Services,
Inc., Class
a
A * 1,291 34,108
HF Foods Group, Inc.* 4,064 13,330
Ingles Markets, Inc., Class
a
A 1,482 100,317
Natural Grocers by Vitamin
Cottage, Inc. 1,292 49,677
PriceSmart , Inc. 2,599 278,769
SpartanNash Co. 3,412 91,442
United Natural Foods, Inc.* 6,069 171,631
Village Super Market , Inc.,
Class
a
A 926 33,595
Weis Markets, Inc. 1,672 119,799
1,435,098
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 14,120 52,103
Greif, Inc., Class
a
A 2,565 167,520
Greif, Inc., Class
a
B 470 32,092
Myers Industries, Inc. 3,757 62,892
O-I Glass, Inc.* 15,565 202,189
Ranpak Holdings Corp.,
Class
a
A * 4,753 25,096
TriMas Corp. 3,363 130,047
671,939
Distributors — 0.0%(d)
A-Mark Precious Metals, Inc. 1,923 45,018
GigaCloud Technology, Inc.,
Class
a
A * 2,681 70,966
Weyco Group, Inc. 624 18,907
134,891
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.* 3,728 488,182
American Public Education,
Inc.* 1,761 53,147
Carriage Services, Inc., Class
a
A 1,437 62,912
Coursera, Inc.* 14,003 161,035
European Wax Center, Inc.,
Class
a
A * 2,956 12,681
Frontdoor , Inc.* 7,535 457,751
Graham Holdings Co., Class
a
B 325 352,966
KinderCare Learning Cos., Inc.* 3,192 22,950
Laureate Education, Inc.* 13,032 358,119
Lincoln Educational Services
Corp.* 2,999 56,411
Matthews International Corp.,
Class
a
A 3,021 74,226
Mister Car Wash, Inc.* 10,040 57,328
Nerdy, Inc.* 5,852 7,959
OneSpaWorld Holdings Ltd. 9,603 216,740
Perdoceo Education Corp. 6,230 203,970
Strategic Education, Inc. 2,439 198,413
Stride, Inc.* 4,326 705,960
Udemy, Inc.* 9,834 67,461

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
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Investments
Shares Value
Common Stocks (a) (continued)
Universal Technical Institute,
Inc.* 4,540 $ 120,719
Zspace , Inc.* 221 466
3,679,396
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 7,393 142,981
Alpine Income Property Trust,
Inc., REIT 1,280 19,546
American Assets Trust, Inc.,
REIT 5,265 110,038
Armada Hoffler Properties, Inc.,
REIT 8,099 58,961
Broadstone Net Lease, Inc.,
REIT 19,211 357,132
CTO Realty Growth, Inc., REIT 3,145 54,346
Essential Properties Realty
Trust, Inc., REIT 20,122 630,221
Gladstone Commercial Corp.,
REIT 4,633 62,314
Global Net Lease, Inc., REIT 20,016 157,526
Modiv Industrial, Inc., Class
a
C ,
REIT 947 14,366
NexPoint Diversified Real
Estate Trust, REIT 3,579 14,065
One Liberty Properties, Inc.,
REIT 1,857 44,364
1,665,860
Diversified Telecommunication Services — 0.4%
Anterix , Inc.* 1,309 31,076
ATN International, Inc. 1,005 17,085
Bandwidth, Inc., Class
a
A * 2,719 40,785
Cogent Communications
Holdings, Inc. 4,558 174,252
Globalstar , Inc.* 5,078 151,985
IDT Corp., Class
a
B 1,648 105,587
Liberty Latin America Ltd.,
Class
a
A * 2,955 23,817
Liberty Latin America Ltd.,
Class
a
C * 12,696 104,615
Lumen Technologies, Inc.* 96,596 480,082
Shenandoah
Telecommunications Co. 5,139 68,092
Uniti Group, Inc. 14,485 91,256
1,288,632
Electric Utilities — 0.8%
ALLETE, Inc. 5,925 380,089
Genie Energy Ltd., Class
a
B 2,152 32,926
Hawaiian Electric Industries,
Inc.* 17,659 228,861
MGE Energy, Inc. 3,738 318,291
Oklo , Inc., Class
a
A * 10,396 765,561
Otter Tail Corp. 3,903 327,813
Portland General Electric Co. 11,166 477,681
TXNM Energy, Inc. 9,388 531,736
3,062,958
Electrical Equipment — 1.5%
Allient , Inc. 1,458 66,164
Investments
Shares Value
Common Stocks (a) (continued)
American Superconductor
Corp.* 3,866 $ 192,913
Amprius Technologies, Inc.*(b) 9,433 66,880
Array Technologies, Inc.* 15,375 138,529
Atkore, Inc. 3,484 202,734
Bloom Energy Corp., Class
a
A * 20,735 1,097,711
Complete Solaria, Inc.*(b) 6,102 9,214
EnerSys 3,978 408,342
Enovix Corp.* 16,740 161,039
Eos Energy Enterprises, Inc.* 22,524 155,416
Fluence Energy, Inc.*(b) 7,686 56,876
Hyliion Holdings Corp.* 13,112 22,028
KULR Technology Group,
Inc.*(b) 3,337 15,684
LSI Industries, Inc. 2,695 61,796
NANO Nuclear Energy, Inc.* 2,707 88,086
Net Power, Inc.*(b) 3,437 8,764
NEXTracker, Inc., Class
a
A * 14,364 966,123
NuScale Power Corp.,
Class
a
A *(b) 12,834 444,698
Plug Power, Inc.*(b) 92,534 145,278
Powell Industries, Inc. 967 257,377
Power Solutions International,
Inc.* 663 54,956
Preformed Line Products Co. 245 46,812
Shoals Technologies Group,
Inc., Class
a
A * 17,022 110,813
SKYX Platforms Corp.* 6,197 7,189
Sunrun, Inc.* 21,221 338,899
T1 Energy, Inc.* 11,288 18,625
Thermon Group Holdings, Inc.* 3,372 89,426
Vicor Corp.* 2,365 120,875
5,353,247
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.*(b) 2,771 17,319
Advanced Energy Industries,
Inc. 3,818 571,478
Aeva Technologies, Inc.* 3,102 45,925
Arlo Technologies, Inc.* 10,067 175,267
Badger Meter, Inc. 3,005 549,675
Bel Fuse, Inc., Class
a
A 163 18,652
Bel Fuse, Inc., Class
a
B 1,053 141,692
Belden, Inc. 4,011 522,232
Benchmark Electronics, Inc. 3,619 146,895
Climb Global Solutions, Inc. 393 48,559
CTS Corp. 2,994 127,215
Daktronics, Inc.* 4,166 72,280
ePlus , Inc. 2,671 193,300
Evolv Technologies Holdings,
Inc.* 11,704 96,441
Fabrinet* 3,659 1,212,190
Frequency Electronics, Inc.* 666 21,479
Insight Enterprises, Inc.* 2,810 365,750
Itron , Inc.* 4,601 565,647
Kimball Electronics, Inc.* 2,462 71,078
Knowles Corp.* 8,760 187,026
Methode Electronics, Inc. 3,428 26,498
MicroVision , Inc.*(b) 24,829 28,553
Mirion Technologies, Inc.,
Class
a
A * 21,268 435,994

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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::
Investments
Shares Value
Common Stocks (a) (continued)
M-Tron Industries, Inc.* 248 $ 11,155
Napco Security Technologies,
Inc. 3,569 135,800
Neonode , Inc.*(b) 1,063 25,459
nLight , Inc.* 4,868 140,198
Novanta , Inc.* 3,655 425,479
OSI Systems, Inc.* 1,624 373,601
Ouster, Inc.* 5,144 146,758
PAR Technology Corp.* 4,059 207,740
PC Connection, Inc. 1,122 72,044
Plexus Corp.* 2,721 372,804
Powerfleet , Inc.* 12,581 58,753
Red Cat Holdings, Inc.*(b) 7,578 67,747
Richardson Electronics Ltd. 1,225 12,042
Rogers Corp.* 1,882 147,662
Sanmina Corp.* 5,292 621,916
ScanSource, Inc.* 2,206 96,292
TTM Technologies, Inc.* 10,197 454,480
Vishay Intertechnology , Inc. 12,266 189,632
Vishay Precision Group, Inc.* 1,212 34,445
Vuzix Corp.*(b) 6,500 13,780
9,248,932
Energy Equipment & Services — 1.2%
Archrock , Inc. 16,746 414,631
Aris Water Solutions, Inc.,
Class
a
A 3,126 75,868
Atlas Energy Solutions, Inc.,
Class
a
A *(b) 7,858 92,017
Borr Drilling Ltd. 22,525 65,548
Bristow Group, Inc., Class
a
A * 2,880 110,909
Cactus, Inc., Class
a
A 6,941 291,175
Core Laboratories, Inc. 4,754 54,719
DMC Global, Inc.* 1,961 13,139
Energy Services of America
Corp. 1,196 12,187
Expro Group Holdings NV* 10,452 130,336
Flowco Holdings, Inc., Class
a
A 1,871 30,535
Forum Energy Technologies,
Inc.* 1,126 29,783
Helix Energy Solutions Group,
Inc.* 14,518 95,674
Helmerich & Payne, Inc. 9,788 204,471
Innovex International, Inc.* 3,925 67,745
Kodiak Gas Services, Inc. 5,463 195,521
Liberty Energy, Inc., Class
a
A 15,995 179,944
Mammoth Energy Services,
Inc.* 2,455 5,818
Nabors Industries Ltd.* 1,431 53,348
National Energy Services
Reunited Corp.* 6,173 57,779
Natural Gas Services Group,
Inc. 1,029 26,919
Noble Corp. plc 12,789 368,579
Oceaneering International, Inc.* 9,516 232,190
Oil States International, Inc.* 5,926 33,186
Patterson-UTI Energy, Inc. 35,764 207,789
ProFrac Holding Corp.,
Class
a
A *(b) 1,246 4,984
ProPetro Holding Corp.* 8,108 41,351
Investments
Shares Value
Common Stocks (a) (continued)
Ranger Energy Services, Inc.,
Class
a
A 1,735 $ 24,758
RPC, Inc. 9,048 43,159
SEACOR Marine Holdings, Inc.* 2,079 13,326
Seadrill Ltd.* 6,360 202,948
Select Water Solutions, Inc.,
Class
a
A 9,448 80,497
Solaris Energy Infrastructure,
Inc., Class
a
A 3,692 116,630
TETRA Technologies, Inc.* 12,860 60,442
Tidewater, Inc.* 5,120 308,224
Transocean Ltd.* 75,441 228,586
Valaris Ltd.* 6,453 320,520
4,495,235
Entertainment — 0.4%
AMC Entertainment Holdings,
Inc., Class
a
A *(b) 44,060 123,809
Atlanta Braves Holdings, Inc.,
Class
a
A * 684 32,493
Atlanta Braves Holdings, Inc.,
Class
a
C * 4,674 210,237
Cinemark Holdings, Inc. 10,790 278,382
CuriosityStream , Inc. 3,235 14,816
Eventbrite, Inc., Class
a
A * 7,535 19,968
Gaia, Inc., Class
a
A * 1,724 9,792
Golden Matrix Group, Inc.* 1,459 1,795
IMAX Corp.* 4,370 124,807
Lionsgate Studios Corp.* 19,414 124,832
Madison Square Garden
Entertainment Corp., Class
a
A * 4,015 163,451
Marcus Corp. (The) 2,404 37,118
Playstudios , Inc.* 8,939 8,640
Playtika Holding Corp. 5,693 21,121
Reservoir Media, Inc.* 2,060 16,233
Sphere Entertainment Co.* 2,815 127,548
Starz Entertainment Corp. 1,294 16,524
Vivid Seats, Inc., Class
a
A *(b) 330 5,857
1,337,423
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc.* 32,348 90,898
Financial Services — 1.9%
Acacia Research Corp.* 3,461 11,802
Alerus Financial Corp. 2,280 50,776
AvidXchange Holdings, Inc.* 17,299 171,952
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,946 135,899
Better Home & Finance Holding
Co.* 497 11,247
Burford Capital Ltd. 19,423 271,922
Cannae Holdings, Inc. 5,832 109,058
Cantaloupe, Inc.* 5,381 58,491
Cass Information Systems, Inc. 1,226 52,865
Compass Diversified Holdings 6,803 51,022
Enact Holdings, Inc. 2,931 110,352
Essent Group Ltd. 10,066 631,541
EVERTEC, Inc. 6,514 232,419

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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::
Investments
Shares Value
Common Stocks (a) (continued)
Federal Agricultural Mortgage
Corp., Class
a
C 945 $ 198,044
Finance of America Cos., Inc.,
Class
a
A * 449 11,993
Flywire Corp.* 11,872 156,117
HA Sustainable Infrastructure
Capital, Inc. 12,390 349,894
International Money Express,
Inc.* 2,840 41,180
Jackson Financial, Inc., Class
a
A 7,260 717,288
loanDepot , Inc., Class
a
A * 8,263 17,683
Marqeta , Inc., Class
a
A * 38,939 247,847
Merchants Bancorp 2,626 85,135
NCR Atleos Corp.* 7,416 293,822
NewtekOne , Inc. 2,509 31,036
NMI Holdings, Inc., Class
a
A * 7,914 311,416
Onity Group, Inc.* 672 27,801
Pagseguro Digital Ltd., Class
a
A 17,961 160,930
Payoneer Global, Inc.* 28,196 195,962
Paysafe Ltd.* 3,287 46,379
Paysign , Inc.* 3,476 18,006
PennyMac Financial Services,
Inc. 2,961 326,006
Priority Technology Holdings,
Inc.* 2,526 21,143
Radian Group, Inc. 14,320 499,482
Remitly Global, Inc.* 15,700 290,921
Repay Holdings Corp., Class
a
A * 7,879 46,644
Security National Financial
Corp., Class
a
A * 1,565 14,085
Sezzle , Inc.* 1,495 141,427
StoneCo Ltd., Class
a
A * 24,550 404,338
SWK Holdings Corp. 308 4,592
Triller Group, Inc.* 10,429 5,095
Velocity Financial, Inc.* 1,134 21,637
Walker & Dunlop, Inc. 3,338 283,897
Waterstone Financial, Inc. 1,600 23,984
6,893,130
Food Products — 0.7%
Alico , Inc. 541 18,307
B&G Foods, Inc. 7,810 35,223
Beyond Meat, Inc.*(b) 7,454 18,635
BRC, Inc., Class
a
A * 6,277 9,729
Calavo Growers, Inc. 1,703 46,577
Cal-Maine Foods, Inc. 4,651 537,842
Dole plc 6,716 98,859
Forafric Global plc* 510 4,432
Fresh Del Monte Produce, Inc. 3,364 122,046
Hain Celestial Group, Inc. (The)* 9,162 16,492
J & J Snack Foods Corp. 1,572 175,388
John B Sanfilippo & Son, Inc. 785 50,946
Lifeway Foods, Inc.* 520 15,844
Limoneira Co. 1,686 26,571
Mama's Creations, Inc.* 3,450 27,531
Marzetti Co. (The) 2,035 371,591
Mission Produce, Inc.* 4,881 61,061
Seneca Foods Corp., Class
a
A * 465 52,638
Simply Good Foods Co. (The)* 9,497 271,899
SunOpta, Inc.* 9,692 60,769
Investments
Shares Value
Common Stocks (a) (continued)
Tootsie Roll Industries, Inc. 1,780 $ 71,574
TreeHouse Foods, Inc.* 5,090 93,351
Utz Brands, Inc. 7,330 98,369
Vital Farms, Inc.* 3,506 179,122
Westrock Coffee Co.*(b) 3,648 19,736
WK Kellogg Co. 6,303 144,465
2,628,997
Gas Utilities — 0.8%
Brookfield Infrastructure Corp.,
Class
a
A 12,200 490,684
Chesapeake Utilities Corp. 2,316 286,211
New Jersey Resources Corp. 10,232 483,872
Northwest Natural Holding Co. 4,098 170,190
ONE Gas, Inc. 6,066 464,049
RGC Resources, Inc. 838 18,637
Southwest Gas Holdings, Inc. 6,557 523,773
Spire, Inc. 5,842 447,497
2,884,913
Ground Transportation — 0.3%
ArcBest Corp. 2,336 172,303
Covenant Logistics Group, Inc.,
Class
a
A 1,656 39,959
FTAI Infrastructure, Inc. 9,890 47,472
Heartland Express, Inc. 5,170 44,410
Hertz Global Holdings, Inc.* 11,956 68,508
Marten Transport Ltd. 5,905 69,915
PAMT Corp.* 610 7,473
Proficient Auto Logistics, Inc.* 2,389 18,873
RXO, Inc.* 16,461 268,808
Universal Logistics Holdings,
Inc. 684 17,743
Werner Enterprises, Inc. 6,076 175,293
930,757
Health Care Equipment & Supplies — 2.0%
Accuray , Inc.* 10,265 15,603
Alphatec Holdings, Inc.* 11,741 186,682
AngioDynamics , Inc.* 3,930 40,322
Anteris Technologies Global
Corp.* 2,178 8,756
Artivion , Inc.* 3,858 169,482
AtriCure , Inc.* 4,898 181,177
Avanos Medical, Inc.* 4,535 54,148
Axogen , Inc.* 4,442 71,694
Beta Bionics, Inc.*(b) 1,321 24,888
Bioventus, Inc., Class
a
A * 4,667 34,536
Butterfly Network, Inc.* 19,440 31,298
Ceribell , Inc.* 2,522 29,835
Cerus Corp.* 18,693 24,488
ClearPoint Neuro, Inc.* 2,637 27,662
CONMED Corp. 3,154 171,451
CVRx , Inc.* 1,627 12,772
Delcath Systems, Inc.* 3,049 33,600
Electromed , Inc.* 698 17,261
Embecta Corp. 5,923 85,765
Enovis Corp.* 5,787 178,818
Glaukos Corp.* 5,660 542,341
Haemonetics Corp.* 5,103 278,318

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
ICU Medical, Inc.* 2,447 $ 312,384
Inogen , Inc.* 2,407 19,232
Integer Holdings Corp.* 3,490 376,466
Integra LifeSciences Holdings
Corp.* 6,788 102,702
iRadimed Corp. 824 59,690
iRhythm Technologies, Inc.* 3,228 548,695
Kestra Medical Technologies
Ltd.*(b) 1,331 21,482
KORU Medical Systems, Inc.* 4,298 18,138
Lantheus Holdings, Inc.* 6,833 375,132
LeMaitre Vascular, Inc. 2,112 201,411
LENSAR, Inc.* 952 11,691
LivaNova plc* 5,519 311,106
Lucid Diagnostics, Inc.* 7,006 8,828
Merit Medical Systems, Inc.* 5,921 536,087
Myomo , Inc.* 3,295 3,460
Neogen Corp.* 22,137 127,288
Neuronetics , Inc.* 3,660 12,188
NeuroPace , Inc.* 2,433 22,262
Novocure Ltd.* 10,284 126,802
Omnicell, Inc.* 4,716 153,694
OraSure Technologies, Inc.* 7,610 25,189
Orthofix Medical, Inc.* 3,927 58,826
OrthoPediatrics Corp.* 1,713 36,590
Outset Medical, Inc.* 1,793 24,941
PROCEPT BioRobotics Corp.* 5,317 213,584
Pro-Dex, Inc.* 214 10,032
Pulmonx Corp.* 3,866 6,611
Pulse Biosciences, Inc.*(b) 1,794 27,879
QuidelOrtho Corp.* 6,863 196,899
RxSight , Inc.* 3,766 34,045
Sanara Medtech , Inc.* 307 10,334
SANUWAVE Health, Inc.*(b) 710 29,564
Semler Scientific, Inc.*(b) 847 25,105
SI-BONE, Inc.* 3,844 64,079
Sight Sciences, Inc.* 4,180 16,971
STAAR Surgical Co.* 5,053 138,250
Stereotaxis, Inc.* 5,796 16,692
Surmodics , Inc.* 1,409 47,962
Tactile Systems Technology,
Inc.* 2,374 31,598
Tandem Diabetes Care, Inc.* 6,766 84,643
TransMedics Group, Inc.* 3,365 386,840
Treace Medical Concepts, Inc.* 4,826 35,423
UFP Technologies, Inc.* 762 160,142
Utah Medical Products, Inc. 313 19,472
Varex Imaging Corp.* 4,154 47,979
Vicarious Surgical, Inc.,
Class
a
A * 1 6
Zimvie , Inc.* 2,775 52,392
7,371,683
Health Care Providers & Services — 2.4%
AdaptHealth Corp., Class
a
A * 9,363 88,855
Addus HomeCare Corp.* 1,838 211,682
agilon health, Inc.* 31,239 39,986
AirSculpt Technologies, Inc.*(b) 1,291 8,327
Alignment Healthcare, Inc.* 12,917 211,322
AMN Healthcare Services, Inc.* 3,879 80,606
Investments
Shares Value
Common Stocks (a) (continued)
Ardent Health, Inc.* 2,346 $ 29,771
Astrana Health, Inc.* 4,130 131,995
Aveanna Healthcare Holdings,
Inc.* 4,678 37,424
BrightSpring Health Services,
Inc.* 8,553 202,621
Brookdale Senior Living, Inc.* 23,236 178,917
Castle Biosciences, Inc.* 2,875 69,029
Clover Health Investments
Corp., Class
a
A *(b) 40,865 107,066
Community Health Systems,
Inc.* 13,144 36,277
Concentra Group Holdings
Parent, Inc. 11,828 281,506
CorVel Corp.* 2,947 262,430
Cross Country Healthcare, Inc.* 3,167 42,374
DocGo , Inc.* 9,220 14,383
Enhabit , Inc.* 5,016 39,526
Ensign Group, Inc. (The) 5,688 977,085
Fulgent Genetics, Inc.* 2,122 47,045
GeneDx Holdings Corp.,
Class
a
A * 1,900 246,031
Guardant Health, Inc.* 12,090 815,108
HealthEquity, Inc.* 8,640 771,811
Hims & Hers Health, Inc.* 19,296 817,186
Innovage Holding Corp.* 2,047 7,840
Joint Corp. (The)* 1,525 16,379
LifeStance Health Group, Inc.* 13,411 73,492
Nano-X Imaging Ltd.*(b) 6,503 25,167
National HealthCare Corp. 1,286 145,935
National Research Corp. 1,279 18,789
NeoGenomics , Inc.* 13,057 114,640
Nutex Health, Inc.* 347 29,075
Oncology Institute, Inc. (The)* 5,974 20,312
OPKO Health, Inc.* 36,614 50,527
Option Care Health, Inc.* 16,682 478,440
Owens & Minor, Inc.* 7,632 37,397
PACS Group, Inc.* 4,459 51,903
Pediatrix Medical Group, Inc.* 8,640 148,694
Pennant Group, Inc. (The)* 3,429 82,330
Performant Healthcare, Inc.*(b) 7,098 54,158
Premier, Inc., Class
a
A 9,258 239,782
Privia Health Group, Inc.* 11,643 268,255
Progyny, Inc.* 6,952 164,554
RadNet , Inc.* 6,733 483,160
SBC Medical Group Holdings,
Inc.* 572 2,334
Select Medical Holdings Corp. 11,319 147,260
Sonida Senior Living, Inc.* 556 14,400
Surgery Partners, Inc.* 7,828 177,617
Talkspace , Inc.* 12,459 33,141
US Physical Therapy, Inc. 1,526 126,490
Viemed Healthcare, Inc.* 3,526 25,987
8,786,421
Health Care REITs — 0.8%
American Healthcare REIT, Inc. 16,122 689,860
CareTrust REIT, Inc. 21,121 726,774
Community Healthcare Trust,
Inc., REIT 2,770 42,686

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Diversified Healthcare Trust,
REIT 22,226 $ 84,681
Global Medical REIT, Inc. 6,470 48,525
LTC Properties, Inc., REIT 4,608 168,192
National Health Investors, Inc.,
REIT 4,681 366,475
Sabra Health Care REIT, Inc. 24,078 460,130
Sila Realty Trust, Inc., REIT 5,634 140,512
Strawberry Fields REIT, Inc. 730 8,512
Universal Health Realty Income
Trust, REIT 1,305 52,970
2,789,317
Health Care Technology — 0.3%
Claritev Corp.* 780 53,750
Definitive Healthcare Corp.,
Class
a
A * 3,588 14,460
Evolent Health, Inc., Class
a
A * 11,878 114,623
Health Catalyst, Inc.* 6,845 23,205
HealthStream, Inc. 2,481 69,666
LifeMD , Inc.* 3,727 23,070
OptimizeRx Corp.* 1,748 31,586
Phreesia, Inc.* 5,722 181,158
Schrodinger, Inc.* 5,699 111,187
Simulations Plus, Inc.* 1,690 23,947
Teladoc Health, Inc.* 17,800 137,594
TruBridge , Inc.* 1,011 20,180
Waystar Holding Corp.* 9,229 349,595
1,154,021
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. 22,679 296,188
Braemar Hotels & Resorts, Inc.,
REIT 5,966 16,466
Chatham Lodging Trust, REIT 4,718 35,998
DiamondRock Hospitality Co.,
REIT 21,128 180,856
Pebblebrook Hotel Trust, REIT 11,904 132,610
RLJ Lodging Trust, REIT 15,032 115,746
Ryman Hospitality Properties,
Inc., REIT 5,959 588,690
Service Properties Trust, REIT 15,647 42,247
Summit Hotel Properties, Inc.,
REIT 11,114 60,905
Sunstone Hotel Investors, Inc.,
REIT 19,510 184,955
Xenia Hotels & Resorts, Inc.,
REIT 10,295 145,468
1,800,129
Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc.,
Class
a
A * 5,477 63,478
Bally's Corp.* 742 7,383
Biglari Holdings, Inc., Class
a
B * 68 21,139
BJ's Restaurants, Inc.* 2,170 72,825
Bloomin' Brands, Inc. 8,502 62,490
Brightstar Lottery plc 11,327 188,481
Brinker International, Inc.* 4,484 699,414
Cheesecake Factory, Inc.
(The)*(b) 4,683 287,817
Investments
Shares Value
Common Stocks (a) (continued)
Cracker Barrel Old Country
Store, Inc. 2,250 $ 134,595
Dave & Buster's Entertainment,
Inc.* 2,753 70,669
Denny's Corp.* 5,103 23,321
Dine Brands Global, Inc. 1,546 37,027
El Pollo Loco Holdings, Inc.* 2,679 28,478
First Watch Restaurant Group,
Inc.* 4,133 77,866
Genius Sports Ltd.* 22,422 286,777
Global Business Travel Group I* 9,564 79,764
Golden Entertainment, Inc. 1,977 49,168
Hilton Grand Vacations, Inc.* 6,201 294,672
Inspired Entertainment, Inc.* 2,529 23,520
Jack in the Box, Inc. 1,897 36,612
Krispy Kreme, Inc.*(b) 7,807 27,715
Kura Sushi USA, Inc., Class
a
A * 636 53,936
Life Time Group Holdings, Inc.* 13,746 383,788
Lindblad Expeditions Holdings,
Inc.* 3,810 55,550
Marriott Vacations Worldwide
Corp. 3,239 253,128
Monarch Casino & Resort, Inc. 1,306 136,255
Nathan's Famous, Inc. 267 27,955
Papa John's International, Inc. 3,312 161,327
Portillo's, Inc., Class
a
A * 5,713 40,448
Potbelly Corp.* 2,584 33,437
Pursuit Attractions and
Hospitality, Inc.* 2,149 80,158
RCI Hospitality Holdings, Inc. 832 30,959
Red Rock Resorts, Inc., Class
a
A 4,946 306,009
Rush Street Interactive, Inc.* 8,984 200,343
Sabre Corp.* 36,717 65,723
Serve Robotics, Inc.*(b) 4,744 52,658
Shake Shack, Inc., Class
a
A * 3,937 417,322
Six Flags Entertainment Corp.* 9,716 220,456
Super Group SGHC Ltd. 16,128 187,569
Sweetgreen, Inc., Class
a
A * 10,481 95,377
Target Hospitality Corp.* 3,252 29,496
United Parks & Resorts, Inc.* 2,749 144,542
Xponential Fitness, Inc.,
Class
a
A * 2,780 23,380
5,573,027
Household Durables — 1.5%
Bassett Furniture Industries,
Inc. 825 13,876
Beazer Homes USA, Inc.* 2,934 73,819
Cavco Industries, Inc.* 773 410,069
Century Communities, Inc. 2,717 178,996
Champion Homes, Inc.* 5,471 412,842
Cricut, Inc., Class
a
A 4,660 26,562
Dream Finders Homes, Inc.,
Class
a
A * 3,056 84,926
Ethan Allen Interiors, Inc. 2,351 69,378
Flexsteel Industries, Inc. 374 17,346
Green Brick Partners, Inc.* 3,205 223,837
Hamilton Beach Brands Holding
Co., Class
a
A 728 10,731
Helen of Troy Ltd.* 2,319 56,931

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Hovnanian Enterprises, Inc.,
Class
a
A * 494 $ 69,338
Installed Building Products, Inc. 2,373 621,299
KB Home 7,085 450,252
La-Z-Boy, Inc. 4,202 155,348
Legacy Housing Corp.* 874 24,424
Leggett & Platt, Inc. 13,503 129,764
LGI Homes, Inc.* 2,105 130,320
Lovesac Co. (The)* 1,374 26,285
M/I Homes, Inc.* 2,680 394,657
Meritage Homes Corp. 7,197 559,135
Sonos, Inc.* 11,910 165,787
Taylor Morrison Home Corp.,
Class
a
A * 9,986 672,757
Traeger, Inc.* 3,206 4,040
Tri Pointe Homes, Inc.* 9,055 319,913
5,302,632
Household Products — 0.2%
Central Garden & Pet Co.* 940 34,244
Central Garden & Pet Co.,
Class
a
A * 5,234 172,879
Energizer Holdings, Inc. 6,708 184,872
Oil- Dri Corp. of America 1,004 59,618
Spectrum Brands Holdings, Inc. 2,589 147,547
WD-40 Co. 1,378 297,703
896,863
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 3,142 51,246
Montauk Renewables, Inc.* 6,810 14,641
Ormat Technologies, Inc. 6,185 568,340
634,227
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 2,419 79,827
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 5,414 33,350
Innovative Industrial Properties,
Inc., REIT 2,813 159,384
LXP Industrial Trust, REIT 29,522 268,060
Plymouth Industrial REIT, Inc. 4,154 91,388
Terreno Realty Corp., REIT 10,358 598,382
1,150,564
Insurance — 1.5%
Ambac Financial Group, Inc.* 4,808 43,416
American Coastal Insurance
Corp. 2,475 27,349
AMERISAFE, Inc. 1,922 88,758
Baldwin Insurance Group, Inc.
(The), Class
a
A * 7,116 225,364
Bowhead Specialty Holdings,
Inc.* 1,599 49,665
Citizens, Inc., Class
a
A *(b) 4,577 24,212
CNO Financial Group, Inc. 10,043 396,397
Crawford & Co., Class
a
A 1,652 17,908
Investments
Shares Value
Common Stocks (a) (continued)
Donegal Group, Inc., Class
a
A 1,654 $ 29,590
eHealth, Inc.* 2,913 11,273
Employers Holdings, Inc. 2,444 105,727
F&G Annuities & Life, Inc. 2,156 74,533
Fidelis Insurance Holdings Ltd. 6,035 105,492
Genworth Financial, Inc.,
Class
a
A * 41,707 357,429
GoHealth , Inc., Class
a
A * 495 2,530
Goosehead Insurance, Inc.,
Class
a
A 2,414 204,490
Greenlight Capital Re Ltd.,
Class
a
A * 2,678 34,519
Hamilton Insurance Group Ltd.,
Class
a
B * 4,554 108,567
HCI Group, Inc. 868 144,704
Heritage Insurance Holdings,
Inc.* 2,267 51,620
Hippo Holdings, Inc.* 1,812 61,264
Horace Mann Educators Corp. 4,128 189,805
Investors Title Co. 144 35,750
James River Group Holdings
Ltd. 3,731 20,968
Kestrel Group Ltd. 174 4,689
Kingstone Cos., Inc. 1,119 15,062
Kingsway Financial Services,
Inc.* 1,835 26,332
Lemonade, Inc.* 5,633 297,986
MBIA, Inc.* 4,627 36,831
Mercury General Corp. 2,725 210,724
NI Holdings, Inc.* 693 9,279
Oscar Health, Inc., Class
a
A * 18,542 308,910
Palomar Holdings, Inc.* 2,670 328,463
ProAssurance Corp.* 5,171 123,122
Root, Inc., Class
a
A * 1,078 99,413
Safety Insurance Group, Inc. 1,494 110,571
Selective Insurance Group, Inc. 6,159 481,819
Selectquote , Inc.* 13,910 31,437
SiriusPoint Ltd.* 10,378 194,276
Skyward Specialty Insurance
Group, Inc.* 3,619 174,798
Stewart Information Services
Corp. 2,815 205,045
Tiptree, Inc., Class
a
A 2,383 55,881
Trupanion , Inc.* 3,756 174,128
United Fire Group, Inc. 2,131 65,507
Universal Insurance Holdings,
Inc. 2,575 62,804
5,428,407
Interactive Media & Services — 0.5%
Angi, Inc., Class
a
A * 4,385 77,702
Arena Group Holdings, Inc.
(The)*(b) 1,306 7,705
Bumble, Inc., Class
a
A * 7,368 45,461
Cargurus , Inc., Class
a
A * 8,332 288,287
Cars.com, Inc.* 5,886 76,812
EverQuote , Inc., Class
a
A * 2,772 64,449
fuboTV , Inc.* 33,778 119,236
Getty Images Holdings, Inc.* 11,144 20,505
Grindr, Inc.* 3,378 52,832
MediaAlpha , Inc., Class
a
A * 3,371 35,632

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Nextdoor Holdings, Inc.* 21,428 $ 43,927
QuinStreet , Inc.* 5,508 86,365
Rumble, Inc.*(b) 7,974 58,130
Shutterstock, Inc. 2,427 50,797
Teads Holding Co.*(b) 3,653 6,393
Travelzoo * 643 6,308
TripAdvisor, Inc.* 11,780 205,208
TrueCar, Inc.* 7,968 17,530
Vimeo, Inc.* 15,926 66,889
Webtoon Entertainment, Inc.* 1,817 26,292
Yelp, Inc., Class
a
A * 6,259 197,910
Ziff Davis, Inc.* 4,309 164,647
ZipRecruiter, Inc., Class
a
A * 6,630 33,150
1,752,167
IT Services — 0.4%
Applied Digital Corp.* 17,905 286,122
ASGN, Inc.* 4,333 235,065
Backblaze , Inc., Class
a
A * 5,421 45,265
BigBear.ai Holdings, Inc.*(b) 29,291 148,505
Commerce.com, Inc., Series 1* 6,654 30,941
Couchbase, Inc.* 4,357 106,267
Crexendo , Inc.* 1,464 9,253
CSP, Inc. 702 8,466
DigitalOcean Holdings, Inc.* 6,549 213,628
Fastly, Inc., Class
a
A * 13,870 105,551
Grid Dynamics Holdings, Inc.* 6,680 55,377
Hackett Group, Inc. (The) 2,542 52,925
Information Services Group,
Inc. 3,567 18,441
Rackspace Technology, Inc.*(b) 8,462 10,662
TSS, Inc.*(b) 1,847 25,720
Tucows , Inc., Class
a
A *(b) 682 12,467
Unisys Corp.* 6,754 26,408
VTEX, Class
a
A * 5,845 23,848
1,414,911
Leisure Products — 0.3%
Acushnet Holdings Corp. 2,854 218,759
American Outdoor Brands, Inc.* 1,244 12,987
Clarus Corp. 2,988 10,846
Escalade, Inc. 1,023 12,890
Funko, Inc., Class
a
A * 3,519 12,176
JAKKS Pacific, Inc. 902 16,029
Johnson Outdoors, Inc.,
Class
a
A 539 21,733
Latham Group, Inc.* 4,548 36,520
Malibu Boats, Inc., Class
a
A * 1,913 63,512
Marine Products Corp. 890 7,770
MasterCraft Boat Holdings,
Inc.* 1,650 36,201
Outdoor Holding Co.* 8,900 12,727
Peloton Interactive, Inc.,
Class
a
A * 37,327 283,685
Polaris, Inc. 5,399 305,475
Smith & Wesson Brands, Inc. 4,447 36,332
Sturm Ruger & Co., Inc. 1,625 56,339
Topgolf Callaway Brands Corp.* 13,365 127,769
1,271,750
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class
a
A * 10,688 $ 149,739
Adaptive Biotechnologies
Corp.* 15,125 199,347
Alpha Teknova , Inc.* 1,098 4,743
Atlantic International Corp.* 1,089 4,312
Azenta , Inc.* 4,132 126,191
BioLife Solutions, Inc.* 3,840 96,192
Codexis, Inc.* 8,286 22,621
CryoPort , Inc.* 4,946 43,822
Cytek Biosciences, Inc.* 11,899 49,262
Fortrea Holdings, Inc.* 9,245 91,063
Ginkgo Bioworks Holdings,
Inc.*(b) 3,935 49,856
Lifecore Biomedical, Inc.* 2,793 21,255
Maravai LifeSciences Holdings,
Inc., Class
a
A * 12,354 29,897
MaxCyte, Inc.* 10,234 14,225
Mesa Laboratories, Inc. 525 35,569
Niagen Bioscience, Inc.* 5,284 52,312
OmniAb , Inc.* 10,152 16,243
Pacific Biosciences of
California, Inc.*(b) 27,947 36,611
Personalis , Inc.* 5,075 24,817
Quanterix Corp.* 3,726 16,953
Quantum-Si, Inc.* 14,275 15,988
Standard BioTools , Inc.* 30,295 38,172
1,139,190
Machinery — 3.0%
3D Systems Corp.* 13,340 30,682
Aebi Schmidt Holding AG 3,420 42,032
AirJoule Technologies Corp.* 2,175 10,005
Alamo Group, Inc. 1,047 221,399
Albany International Corp.,
Class
a
A 3,060 194,341
Astec Industries, Inc. 2,316 107,208
Atmus Filtration Technologies,
Inc. 8,455 376,417
Blue Bird Corp.* 3,263 190,527
Chart Industries, Inc.* 4,581 913,268
Columbus McKinnon Corp. 2,866 42,933
Douglas Dynamics, Inc. 2,293 77,205
Eastern Co. (The) 582 13,828
Energy Recovery, Inc.* 5,393 76,634
Enerpac Tool Group Corp.,
Class
a
A 5,490 232,447
Enpro , Inc. 2,141 468,387
ESCO Technologies, Inc. 2,633 528,996
Federal Signal Corp. 6,083 748,148
Franklin Electric Co., Inc. 4,044 395,746
Gencor Industries, Inc.* 1,047 17,024
Gorman-Rupp Co. (The) 2,124 90,843
Graham Corp.* 1,053 51,650
Greenbrier Cos., Inc. (The) 3,112 145,112
Helios Technologies, Inc. 3,358 182,138
Hillenbrand, Inc. 7,150 181,538
Hillman Solutions Corp.* 20,054 198,133
Hyster-Yale, Inc. 1,188 44,550

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
JBT Marel Corp. 5,290 $ 758,004
Kadant , Inc. 1,193 385,673
Kennametal, Inc. 7,825 167,690
L B Foster Co., Class
a
A * 1,035 26,941
Lindsay Corp. 1,104 151,502
Luxfer Holdings plc 2,707 36,328
Manitowoc Co., Inc. (The)* 3,495 34,600
Mayville Engineering Co., Inc.* 1,441 21,039
Microvast Holdings, Inc.* 20,140 53,774
Miller Industries, Inc. 1,119 47,099
Mueller Water Products, Inc.,
Class
a
A 15,796 416,382
Omega Flex, Inc. 361 12,743
Palladyne AI Corp.* 2,584 19,535
Park-Ohio Holdings Corp. 973 19,655
Proto Labs, Inc.* 2,409 119,992
REV Group, Inc. 5,203 276,852
Richtech Robotics, Inc.,
Class
a
B *(b) 7,000 21,315
SPX Technologies, Inc.* 4,880 913,097
Standex International Corp. 1,200 244,884
Tennant Co. 1,903 156,122
Terex Corp. 6,597 329,454
Titan International, Inc.* 4,922 43,412
Trinity Industries, Inc. 8,289 235,573
Wabash National Corp. 4,166 46,201
Watts Water Technologies, Inc.,
Class
a
A 2,782 770,336
Worthington Enterprises, Inc. 3,185 209,573
11,098,967
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 872 9,208
Costamare , Inc. 4,482 51,274
Genco Shipping & Trading Ltd. 3,982 67,057
Himalaya Shipping Ltd. 3,018 22,846
Matson, Inc. 3,293 342,637
Pangaea Logistics Solutions
Ltd. 3,018 16,086
Safe Bulkers, Inc. 5,832 24,786
533,894
Media — 0.7%
Advantage Solutions, Inc.* 9,538 17,359
Altice USA, Inc., Class
a
A * 26,460 61,916
AMC Networks, Inc., Class
a
A * 3,269 23,079
Boston Omaha Corp., Class
a
A * 2,204 29,401
Cable One, Inc. 522 84,293
EchoStar Corp., Class
a
A * 13,732 848,500
Emerald Holding, Inc. 1,409 7,256
Entravision Communications
Corp., Class
a
A 6,297 16,309
EW Scripps Co. (The), Class
a
A * 6,362 19,022
Gambling.com Group Ltd.* 1,667 14,553
Gannett Co., Inc.* 14,278 58,683
Gray Media, Inc. 8,900 54,557
Ibotta, Inc., Class
a
A * 1,321 35,588
iHeartMedia, Inc., Class
a
A * 12,068 25,705
Investments
Shares Value
Common Stocks (a) (continued)
Integral Ad Science Holding
Corp.* 7,715 $ 69,358
John Wiley & Sons, Inc.,
Class
a
A 4,168 169,138
Magnite , Inc.* 14,174 367,815
National CineMedia , Inc. 6,488 28,482
Newsmax, Inc., Class
a
B * 769 10,912
Nexxen International Ltd.* 3,827 38,385
PubMatic, Inc., Class
a
A * 4,225 36,631
Scholastic Corp. 2,196 56,349
Sinclair, Inc. 3,910 56,578
Stagwell , Inc., Class
a
A * 11,687 65,915
TechTarget, Inc.* 2,687 15,853
TEGNA, Inc. 16,287 345,284
Thryv Holdings, Inc.* 3,774 48,534
WideOpenWest , Inc.* 5,120 26,061
2,631,516
Metals & Mining — 1.3%
Alpha Metallurgical Resources,
Inc.* 1,185 176,790
American Battery Technology
Co.*(b) 8,212 20,284
Ascent Industries Co.* 805 9,837
Caledonia Mining Corp. plc 1,669 42,693
Century Aluminum Co.* 5,290 118,126
Coeur Mining, Inc.* 64,846 852,725
Commercial Metals Co. 11,484 662,282
Compass Minerals
International, Inc.* 3,503 66,732
Constellium SE, Class
a
A * 14,409 208,786
Contango ORE, Inc.* 865 19,056
Critical Metals Corp.*(b) 3,259 20,190
Dakota Gold Corp.* 8,711 36,325
Ferroglobe plc 12,099 50,574
Friedman Industries, Inc. 673 12,848
Hecla Mining Co. 60,758 517,051
Idaho Strategic Resources, Inc.* 1,271 35,766
Ivanhoe Electric, Inc.* 8,685 77,470
Kaiser Aluminum Corp. 1,628 126,772
Lifezone Metals Ltd.* 2,809 12,584
MAC Copper Ltd., Class
a
A * 7,224 87,699
Materion Corp. 2,095 232,126
Metallus , Inc.* 3,716 61,054
NioCorp Developments Ltd.* 5,243 24,118
Novagold Resources, Inc.* 25,230 172,573
Olympic Steel, Inc. 1,002 33,777
Perpetua Resources Corp.* 4,660 87,934
Piedmont Lithium, Inc.*(b) 2,096 15,196
Ramaco Resources, Inc.,
Class
a
A * 3,601 93,374
Ramaco Resources, Inc.,
Class
a
B 1 16
Ryerson Holding Corp. 2,743 62,540
SSR Mining, Inc.* 20,621 398,192
SunCoke Energy, Inc. 8,599 66,384
Tredegar Corp.* 2,703 21,165
United States Antimony Corp.* 9,271 42,183
US Gold Corp.* 1,114 14,627
US Goldmining, Inc.* 164 1,517

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Vox Royalty Corp. 4,059 $ 14,937
Warrior Met Coal, Inc. 5,278 322,697
Worthington Steel, Inc. 3,326 110,756
4,929,756
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
ACRES Commercial Realty
Corp.* 623 13,083
Advanced Flower Capital, Inc. 1,852 8,630
AG Mortgage Investment Trust,
Inc. 2,823 21,342
Angel Oak Mortgage REIT, Inc. 1,246 12,285
Apollo Commercial Real Estate
Finance, Inc. 14,144 149,785
Arbor Realty Trust, Inc.*(b) 19,321 230,693
Ares Commercial Real Estate
Corp. 5,353 25,266
ARMOUR Residential REIT,
Inc.*(b) 8,351 127,854
Blackstone Mortgage Trust,
Inc., Class
a
A 16,472 322,192
BrightSpire Capital, Inc.,
Class
a
A 13,060 75,748
Chicago Atlantic Real Estate
Finance, Inc. 1,756 25,005
Chimera Investment Corp. 8,058 114,182
Claros Mortgage Trust, Inc. 9,343 34,569
Dynex Capital, Inc. 10,674 134,706
Ellington Financial, Inc. 9,348 127,507
Franklin BSP Realty Trust, Inc. 8,288 95,726
Invesco Mortgage Capital,
Inc.*(b) 6,675 52,198
KKR Real Estate Finance Trust,
Inc. 5,782 55,681
Ladder Capital Corp., Class
a
A 11,566 134,397
Lument Finance Trust, Inc. 4,619 10,346
MFA Financial, Inc. 10,428 106,366
New York Mortgage Trust, Inc. 8,612 62,179
Nexpoint Real Estate Finance,
Inc. 774 11,610
Orchid Island Capital, Inc. 10,915 77,060
PennyMac Mortgage
Investment Trust 8,834 108,746
Ready Capital Corp. 16,872 71,875
Redwood Trust, Inc. 13,457 82,357
Rithm Property Trust, Inc. 4,263 10,956
Seven Hills Realty Trust 1,474 15,949
Sunrise Realty Trust, Inc. 1,029 11,381
TPG RE Finance Trust, Inc. 6,937 64,861
Two Harbors Investment Corp. 10,571 105,710
2,500,245
Multi-Utilities — 0.3%
Avista Corp. 8,155 297,984
Black Hills Corp. 7,363 440,381
Northwestern Energy Group,
Inc. 6,248 359,322
Unitil Corp. 1,631 76,592
1,174,279
Investments
Shares Value
Common Stocks (a) (continued)
Office REITs — 0.5%
Brandywine Realty Trust, REIT 17,435 $ 74,273
City Office REIT, Inc. 3,958 27,429
COPT Defense Properties, REIT 11,540 332,121
Douglas Emmett, Inc., REIT 16,405 265,925
Easterly Government
Properties, Inc., Class
a
A , REIT 4,027 92,178
Empire State Realty Trust, Inc.,
Class
a
A , REIT 13,976 106,916
Franklin Street Properties
Corp., REIT 7,687 12,760
JBG SMITH Properties, REIT*(b) 7,479 160,350
NET Lease Office Properties,
REIT 1,509 44,697
Paramount Group, Inc., REIT* 18,914 136,181
Peakstone Realty Trust, REIT 3,726 47,395
Piedmont Realty Trust, Inc.,
Class
a
A , REIT 12,585 106,595
Postal Realty Trust, Inc.,
Class
a
A , REIT 2,271 35,973
SL Green Realty Corp., REIT 7,277 413,988
1,856,781
Oil, Gas & Consumable Fuels — 2.4%
Ardmore Shipping Corp. 3,492 40,577
Berry Corp. 7,799 26,049
BKV Corp.* 1,696 39,534
California Resources Corp. 6,617 328,733
Calumet, Inc.* 6,981 113,790
Centrus Energy Corp., Class
a
A * 1,497 301,990
Clean Energy Fuels Corp.* 17,835 46,906
CNX Resources Corp.* 14,424 421,181
Comstock Resources, Inc.* 7,501 120,991
Core Natural Resources, Inc. 5,357 397,811
Crescent Energy Co., Class
a
A 18,113 172,798
CVR Energy, Inc.* 3,132 95,495
Delek US Holdings, Inc. 6,158 170,638
DHT Holdings, Inc. 12,905 151,247
Diversified Energy Co. plc(c) 5,566 91,672
Dorian LPG Ltd. 3,763 120,341
Empire Petroleum Corp.* 1,484 7,494
Encore Energy Corp.* 18,640 44,363
Energy Fuels, Inc.* 21,081 243,696
Epsilon Energy Ltd. 1,949 11,421
Evolution Petroleum Corp. 3,156 16,285
Excelerate Energy, Inc., Class
a
A 2,331 56,923
FLEX LNG Ltd.*(b) 3,166 86,273
FutureFuel Corp. 2,548 9,886
Gevo , Inc.* 23,422 40,520
Golar LNG Ltd. 10,120 443,458
Granite Ridge Resources, Inc. 5,473 30,430
Green Plains, Inc.* 6,502 72,237
Gulfport Energy Corp.* 1,542 268,354
HighPeak Energy, Inc.*(b) 1,851 14,253
Infinity Natural Resources, Inc.,
Class
a
A * 1,484 22,112
International Seaways, Inc. 4,072 184,950
Kinetik Holdings, Inc., Class
a
A 4,486 187,649
Kolibri Global Energy, Inc.*(b) 3,570 20,135

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Kosmos Energy Ltd.* 48,023 $ 85,961
Lightbridge Corp.*(b) 1,898 28,717
Magnolia Oil & Gas Corp.,
Class
a
A 18,866 469,386
Murphy Oil Corp. 13,688 340,284
NACCO Industries, Inc.,
Class
a
A 403 15,765
Navigator Holdings Ltd. 3,310 53,258
New Fortress Energy, Inc.*(b) 17,123 42,123
NextDecade Corp.* 13,543 145,181
NextNRG , Inc.* 1,774 3,229
Nordic American Tankers Ltd. 20,761 64,567
Northern Oil & Gas, Inc. 9,356 244,753
OPAL Fuels, Inc., Class
a
A * 2,139 5,027
Par Pacific Holdings, Inc.* 5,406 187,264
PBF Energy, Inc., Class
a
A 8,488 231,892
Peabody Energy Corp. 12,390 215,586
Prairie Operating Co.* 2,186 5,574
PrimeEnergy Resources Corp.* 51 7,715
REX American Resources
Corp.* 1,500 93,855
Riley Exploration Permian, Inc. 1,329 38,887
Sable Offshore Corp.* 6,924 186,809
SandRidge Energy, Inc. 3,681 43,583
Scorpio Tankers, Inc. 4,409 222,214
SFL Corp. Ltd. 12,280 99,836
SM Energy Co. 11,557 329,952
Summit Midstream Corp.* 1,002 23,066
Talos Energy, Inc.* 12,189 120,427
Teekay Corp. Ltd. 5,280 43,296
Teekay Tankers Ltd., Class
a
A 2,432 119,581
Uranium Energy Corp.* 43,097 460,707
VAALCO Energy, Inc. 10,481 40,666
Verde Clean Fuels, Inc.* 423 1,227
Vital Energy, Inc.* 3,017 53,763
Vitesse Energy, Inc. 2,985 79,431
W&T Offshore, Inc. 10,047 18,286
World Kinect Corp. 5,592 149,921
8,671,981
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,599 34,490
Magnera Corp.* 3,369 41,776
Sylvamo Corp. 3,482 160,625
236,891
Passenger Airlines — 0.4%
Allegiant Travel Co.* 1,463 91,672
Frontier Group Holdings, Inc.* 8,568 41,983
JetBlue Airways Corp.* 32,571 174,255
Joby Aviation, Inc.*(b) 46,727 661,187
SkyWest, Inc.* 4,097 497,376
Spirit Aviation Holdings, Inc.* 1,628 1,986
Strata Critical Medical, Inc.* 6,490 28,361
Sun Country Airlines Holdings,
Inc.* 5,178 68,608
1,565,428
Personal Care Products — 0.2%
Beauty Health Co. (The)* 11,572 24,070
Investments
Shares Value
Common Stocks (a) (continued)
Edgewell Personal Care Co. 4,730 $ 113,615
FitLife Brands, Inc.* 395 7,355
Herbalife Ltd.* 10,234 100,088
Honest Co., Inc. (The)* 9,451 37,426
Interparfums , Inc. 1,857 213,444
Lifevantage Corp. 1,071 14,030
Medifast , Inc.* 1,091 15,307
Nature's Sunshine Products,
Inc.* 1,479 24,921
Nu Skin Enterprises , Inc.,
Class
a
A 4,949 60,229
Olaplex Holdings, Inc.* 14,220 20,335
USANA Health Sciences, Inc.* 1,127 35,962
Waldencast plc, Class
a
A *(b) 4,286 6,686
673,468
Pharmaceuticals — 1.5%
Aardvark Therapeutics, Inc.*(b) 573 4,756
Aclaris Therapeutics, Inc.* 9,187 17,731
Alumis , Inc.*(b) 4,883 22,657
Amneal Pharmaceuticals, Inc.* 15,230 145,599
Amphastar Pharmaceuticals,
Inc.* 3,757 115,039
Amylyx Pharmaceuticals, Inc.* 7,020 65,848
ANI Pharmaceuticals, Inc.* 1,840 172,040
Aquestive Therapeutics, Inc.* 8,708 32,829
Arvinas , Inc.* 6,640 51,327
Atea Pharmaceuticals, Inc.* 7,758 26,067
Avadel Pharmaceuticals plc,
ADR* 9,042 133,460
Axsome Therapeutics, Inc.* 4,096 496,763
BioAge Labs, Inc.* 2,401 11,837
Biote Corp., Class
a
A * 2,952 10,155
Collegium Pharmaceutical, Inc.* 3,243 125,828
CorMedix, Inc.* 6,505 96,469
Crinetics Pharmaceuticals, Inc.* 9,152 283,620
Edgewise Therapeutics, Inc.* 7,384 105,960
Enliven Therapeutics, Inc.* 3,262 66,121
Esperion Therapeutics, Inc.*(b) 20,210 44,866
Eton Pharmaceuticals, Inc.* 2,595 44,919
Evolus , Inc.* 5,404 41,233
EyePoint Pharmaceuticals, Inc.* 6,274 72,590
Fulcrum Therapeutics, Inc.* 5,405 35,024
Harmony Biosciences Holdings,
Inc.* 4,427 163,312
Harrow, Inc.* 3,194 124,566
Indivior plc* 12,278 298,110
Innoviva , Inc.* 6,373 130,200
Journey Medical Corp.* 1,228 8,854
LENZ Therapeutics, Inc.* 1,801 69,573
Ligand Pharmaceuticals, Inc.* 1,931 312,262
Liquidia Corp.* 6,500 179,920
Maze Therapeutics, Inc.* 897 12,998
MBX Biosciences, Inc.* 1,726 26,045
MediWound Ltd.* 781 13,043
Mind Medicine MindMed , Inc.* 7,624 67,701
Nuvation Bio, Inc.*(b) 25,258 75,016
Ocular Therapeutix , Inc.* 14,227 173,712
Omeros Corp.*(b) 5,711 23,758
Pacira BioSciences , Inc.* 4,659 124,256

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Phathom Pharmaceuticals,
Inc.*(b) 4,273 $ 52,045
Phibro Animal Health Corp.,
Class
a
A 2,070 76,735
Prestige Consumer Healthcare,
Inc.* 5,009 340,812
Rapport Therapeutics, Inc.* 1,777 31,329
Scilex Holding Co.* 91 1,614
scPharmaceuticals , Inc.* 3,465 19,058
Septerna , Inc.*(b) 2,163 26,172
SIGA Technologies, Inc. 4,156 34,869
Supernus Pharmaceuticals,
Inc.* 5,460 246,355
Tarsus Pharmaceuticals, Inc.* 3,923 229,809
Terns Pharmaceuticals, Inc.* 7,318 50,933
Theravance Biopharma, Inc.* 3,832 53,188
Third Harmonic Bio, Inc.*‡ 2,542 —
Trevi Therapeutics, Inc.* 7,677 55,697
Tvardi Therapeutics, Inc.* 346 10,352
WaVe Life Sciences Ltd.* 11,344 108,902
Xeris Biopharma Holdings, Inc.* 15,173 118,805
Zevra Therapeutics, Inc.* 5,493 49,822
5,532,561
Professional Services — 1.5%
Acuren Corp.* 17,252 194,430
Alight, Inc., Class
a
A 43,661 169,405
Asure Software, Inc.* 2,499 20,992
Barrett Business Services, Inc. 2,521 123,025
BlackSky Technology, Inc.* 2,833 49,747
CBIZ, Inc.* 5,307 342,514
Conduent, Inc.* 15,092 41,956
CRA International, Inc. 669 129,625
CSG Systems International, Inc. 2,814 180,546
Exponent, Inc. 5,147 367,393
First Advantage Corp.* 8,018 131,174
Forrester Research, Inc.* 1,159 11,289
Franklin Covey Co.* 1,121 21,927
Heidrick & Struggles
International, Inc. 2,074 105,380
HireQuest , Inc.*(b) 560 5,466
Huron Consulting Group, Inc.* 1,726 236,393
IBEX Holdings Ltd.* 1,010 29,825
ICF International, Inc. 1,859 182,591
Innodata, Inc.*(b) 3,068 116,523
Insperity, Inc. 3,652 201,663
Kelly Services, Inc., Class
a
A 3,070 43,686
Kforce , Inc. 1,815 59,169
Korn Ferry 5,234 388,049
Legalzoom.com, Inc.* 11,217 124,284
Maximus, Inc. 5,732 503,957
Mistras Group, Inc.* 1,666 15,927
Planet Labs PBC* 21,680 153,711
RCM Technologies, Inc.* 497 13,484
Resolute Holdings
Management, Inc.*(b) 430 28,419
Resources Connection, Inc. 3,293 16,827
Skillsoft Corp.* 451 6,932
Spire Global, Inc.* 2,778 25,113
TriNet Group, Inc. 3,030 219,433
Investments
Shares Value
Common Stocks (a) (continued)
TrueBlue, Inc.* 2,898 $ 17,301
TTEC Holdings, Inc.* 2,012 7,625
Upwork, Inc.* 12,594 193,822
Verra Mobility Corp., Class
a
A * 16,173 401,899
Willdan Group, Inc.* 1,407 154,573
WNS Holdings Ltd.* 4,098 309,194
5,345,269
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.* 134 2,050
Anywhere Real Estate, Inc.* 10,682 65,267
Compass, Inc., Class
a
A * 46,151 419,051
Cushman & Wakefield plc* 23,442 369,680
Douglas Elliman, Inc.* 7,422 20,188
eXp World Holdings, Inc. 7,933 85,914
Forestar Group, Inc.* 1,957 54,150
FRP Holdings, Inc.* 1,179 30,300
Kennedy-Wilson Holdings, Inc. 12,249 107,791
Logistic Properties of The
Americas* 319 2,070
Marcus & Millichap, Inc. 2,428 79,129
Maui Land & Pineapple Co.,
Inc.* 691 12,010
Newmark Group, Inc., Class
a
A 13,802 251,334
RE/MAX Holdings, Inc.,
Class
a
A * 1,854 17,465
Real Brokerage, Inc. (The)* 10,735 57,754
RMR Group, Inc. (The), Class
a
A 1,571 26,519
Seaport Entertainment Group,
Inc.* 755 18,845
St Joe Co. (The) 3,856 194,574
Stratus Properties, Inc.* 676 13,155
Tejon Ranch Co.* 2,129 37,066
Transcontinental Realty
Investors, Inc.* 191 9,000
1,873,312
Residential REITs — 0.3%
Apartment Investment and
Management Co., Class
a
A ,
REIT 13,368 104,671
BRT Apartments Corp., REIT 1,097 17,552
Centerspace , REIT 1,706 101,507
Clipper Realty, Inc., REIT 1,400 6,272
Elme Communities, REIT 8,911 152,200
Independence Realty Trust,
Inc., REIT 23,551 426,509
NexPoint Residential Trust, Inc.,
REIT 2,309 79,684
UMH Properties, Inc., REIT 7,904 124,014
Veris Residential, Inc., REIT 7,995 125,761
1,138,170
Retail REITs — 0.9%
Acadia Realty Trust, REIT 13,365 267,433
Alexander's, Inc., REIT 218 50,214
CBL & Associates Properties,
Inc., REIT 1,849 58,891
Curbline Properties Corp., REIT 9,857 222,078
FrontView REIT, Inc. 1,791 23,946

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Getty Realty Corp., REIT 5,254 $ 150,212
InvenTrust Properties Corp.,
REIT 7,901 235,213
Kite Realty Group Trust, REIT 22,367 510,415
Macerich Co. (The), REIT 25,720 473,248
NETSTREIT Corp., REIT*(b) 8,325 152,264
Phillips Edison & Co., Inc., REIT 12,788 450,010
Saul Centers, Inc., REIT 1,246 42,576
SITE Centers Corp., REIT 5,083 62,419
Tanger , Inc., REIT 11,319 386,883
Urban Edge Properties, REIT 12,883 266,549
Whitestone REIT 4,568 60,115
3,412,466
Semiconductors & Semiconductor Equipment — 2.3%
ACM Research, Inc., Class
a
A * 5,115 144,345
Aehr Test Systems*(b) 2,883 71,931
Aeluma , Inc.* 973 22,175
Alpha & Omega Semiconductor
Ltd.* 2,505 72,069
Ambarella, Inc.* 4,123 340,065
Atomera , Inc.* 2,962 9,715
Axcelis Technologies, Inc.* 3,263 261,171
CEVA, Inc.* 2,370 52,661
Cohu , Inc.* 4,630 92,137
Credo Technology Group
Holding Ltd.* 14,840 1,826,136
Diodes, Inc.* 4,647 252,959
FormFactor , Inc.* 7,888 230,251
Ichor Holdings Ltd.* 3,442 57,998
Impinj , Inc.* 2,629 492,859
indie Semiconductor, Inc.,
Class
a
A *(b) 19,631 88,928
Kopin Corp.*(b) 15,132 31,777
Kulicke & Soffa Industries, Inc. 5,282 198,075
MaxLinear , Inc., Class
a
A * 8,263 129,894
Navitas Semiconductor Corp.,
Class
a
A *(b) 13,559 79,456
NVE Corp. 489 31,580
PDF Solutions, Inc.* 3,231 66,074
Penguin Solutions, Inc.* 5,399 130,278
Photronics , Inc.* 6,224 141,098
Power Integrations, Inc. 5,742 258,964
Rambus, Inc.* 10,928 806,159
Rigetti Computing, Inc.* 28,651 465,006
Semtech Corp.* 8,828 512,819
Silicon Laboratories, Inc.* 3,267 438,921
SiTime Corp.* 2,137 516,449
SkyWater Technology, Inc.* 2,660 31,893
Synaptics , Inc.* 3,950 275,947
Ultra Clean Holdings, Inc.* 4,521 108,594
Veeco Instruments, Inc.* 5,792 142,020
8,380,404
Software — 4.7%
8x8, Inc.* 13,199 26,134
A10 Networks, Inc. 7,469 132,276
ACI Worldwide, Inc.* 10,681 527,107
Adeia , Inc. 11,007 165,545
Agilysys, Inc.* 2,621 286,004
Investments
Shares Value
Common Stocks (a) (continued)
Airship AI Holdings, Inc.*(b) 2,025 $ 9,052
Alarm.com Holdings, Inc.* 4,821 282,655
Alkami Technology, Inc.* 6,907 176,819
Amplitude, Inc., Class
a
A * 8,817 100,778
Appian Corp., Class
a
A * 3,990 122,812
Arteris , Inc.* 2,854 26,885
Asana, Inc., Class
a
A * 9,450 137,970
AudioEye , Inc.* 808 10,383
AvePoint, Inc.* 13,456 220,140
Bit Digital, Inc.* 18,362 47,190
Bitdeer Technologies Group,
Class
a
A *(b) 9,087 129,853
Blackbaud, Inc.* 3,877 258,635
BlackLine , Inc.* 5,337 290,173
Blend Labs, Inc., Class
a
A * 21,244 76,903
Box, Inc., Class
a
A * 14,228 464,260
Braze, Inc., Class
a
A * 7,727 214,038
C3.ai, Inc., Class
a
A * 12,257 207,266
Cerence , Inc.* 4,428 46,627
Cipher Mining, Inc.* 26,843 205,080
Cleanspark , Inc.* 28,099 266,098
Clear Secure, Inc., Class
a
A 8,473 307,655
Clearwater Analytics Holdings,
Inc., Class
a
A * 24,983 516,399
Commvault Systems, Inc.* 4,481 836,356
Consensus Cloud Solutions,
Inc.* 1,965 52,210
Core Scientific, Inc.*(b) 27,952 401,111
CoreCard Corp.* 567 15,689
CS Disco, Inc.* 2,412 13,194
Daily Journal Corp.* 128 59,802
Digimarc Corp.*(b) 1,582 13,700
Digital Turbine, Inc.* 10,311 43,306
Domo, Inc., Class
a
B * 3,491 51,248
D-Wave Quantum, Inc.* 29,170 455,635
eGain Corp.* 1,856 11,674
EverCommerce , Inc.*(b) 1,487 17,175
Expensify, Inc., Class
a
A * 6,052 11,862
Five9, Inc.* 7,737 208,280
Freshworks , Inc., Class
a
A * 20,651 278,169
Hut 8 Corp.* 9,541 255,031
I3 Verticals, Inc., Class
a
A * 2,336 73,467
Intapp , Inc.* 5,614 258,188
InterDigital , Inc. 2,623 712,695
Jamf Holding Corp.* 6,825 63,609
Kaltura, Inc.* 8,246 13,111
Life360, Inc.* 1,628 147,244
LiveRamp Holdings, Inc.* 6,545 182,736
MARA Holdings, Inc.*(b) 35,134 561,441
Mercurity Fintech Holding,
Inc.*(b) 3,238 22,634
Meridianlink , Inc.* 3,228 64,205
Mitek Systems, Inc.* 4,506 45,826
N-able, Inc.* 7,300 58,838
NCR Voyix Corp.* 14,084 185,627
NextNav , Inc.* 8,912 158,723
Olo, Inc., Class
a
A * 11,688 119,802
ON24, Inc.* 3,790 21,679
OneSpan , Inc. 3,653 55,252
Ooma , Inc.* 2,568 33,179

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Pagaya Technologies Ltd.,
Class
a
A * 4,254 $ 156,888
PagerDuty, Inc.* 8,542 142,993
Porch Group, Inc.* 8,155 138,390
Progress Software Corp.* 4,337 200,760
PROS Holdings, Inc.* 4,429 68,649
Q2 Holdings, Inc.* 6,301 496,078
Qualys, Inc.* 3,700 502,497
Rapid7, Inc.* 6,468 133,952
Red Violet, Inc. 1,143 57,424
ReposiTrak , Inc.*(b) 1,139 18,452
Rezolve AI plc* 9,198 34,401
Rimini Street, Inc.* 4,939 21,386
Riot Platforms, Inc.* 33,465 460,478
Sapiens International Corp. NV 3,148 135,049
SEMrush Holdings, Inc.,
Class
a
A * 4,655 36,774
Silvaco Group, Inc.* 778 4,155
SoundHound AI, Inc.,
Class
a
A *(b) 37,085 482,847
SoundThinking , Inc.* 967 12,310
Sprinklr, Inc., Class
a
A * 11,149 96,327
Sprout Social, Inc., Class
a
A * 5,232 82,613
SPS Commerce, Inc.* 3,857 425,427
Synchronoss Technologies,
Inc.* 1,090 6,562
Telos Corp.* 5,552 34,311
Tenable Holdings, Inc.* 12,098 374,070
Terawulf , Inc.* 26,961 254,781
Varonis Systems, Inc., Class
a
B * 11,178 659,726
Verint Systems, Inc.* 6,297 128,396
Vertex, Inc., Class
a
A * 6,585 170,025
Viant Technology, Inc., Class
a
A * 1,586 16,494
Weave Communications, Inc.* 5,903 45,925
WM Technology, Inc.* 8,838 10,959
Workiva, Inc., Class
a
A * 5,090 418,602
Xperi , Inc.* 4,520 27,120
Yext , Inc.* 10,456 95,045
Zeta Global Holdings Corp.,
Class
a
A * 19,054 374,221
17,081,522
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 4,199 46,273
Four Corners Property Trust,
Inc., REIT 10,105 261,619
Gladstone Land Corp., REIT 3,451 31,749
Outfront Media, Inc., REIT 14,107 263,519
PotlatchDeltic Corp., REIT 7,933 333,424
Safehold, Inc., REIT 5,685 93,575
Smartstop Self Storage REIT,
Inc., REIT 2,865 104,257
1,134,416
Specialty Retail — 1.8%
1-800-Flowers.com, Inc.,
Class
a
A *(b) 2,217 12,415
Abercrombie & Fitch Co.,
Class
a
A * 4,773 446,419
Academy Sports & Outdoors,
Inc. 6,718 359,749
Investments
Shares Value
Common Stocks (a) (continued)
Advance Auto Parts, Inc. 6,077 $ 370,636
American Eagle Outfitters, Inc. 16,454 212,915
America's Car-Mart, Inc.* 757 33,921
Arhaus , Inc., Class
a
A * 5,182 60,785
Arko Corp. 7,779 38,895
Asbury Automotive Group, Inc.* 1,989 500,313
BARK, Inc.* 10,802 9,747
Barnes & Noble Education,
Inc.*(b) 1,515 13,074
Bed Bath & Beyond, Inc.* 5,568 50,168
Boot Barn Holdings, Inc.* 3,116 553,931
Buckle, Inc. (The) 3,199 181,031
Build-A-Bear Workshop, Inc. 1,258 76,499
Caleres, Inc. 3,343 50,145
Camping World Holdings, Inc.,
Class
a
A 6,100 106,811
Citi Trends, Inc.* 483 17,209
Designer Brands, Inc., Class
a
A 3,256 12,080
Envela Corp.* 673 5,027
EVgo , Inc., Class
a
A * 12,975 50,213
Foot Locker, Inc.*(b) 8,665 214,026
Genesco, Inc.* 1,029 32,907
Group 1 Automotive, Inc. 1,276 593,059
Haverty Furniture Cos., Inc. 1,365 30,781
J Jill, Inc. 741 12,419
Lands' End, Inc.* 1,205 17,304
MarineMax , Inc.* 1,920 50,592
Monro, Inc. 3,025 50,155
National Vision Holdings, Inc.* 7,890 180,997
ODP Corp. (The)* 2,794 56,606
OneWater Marine, Inc., Class
a
A * 1,131 19,035
Petco Health & Wellness Co.,
Inc., Class
a
A * 7,945 31,701
RealReal , Inc. (The)* 9,643 73,576
Revolve Group, Inc., Class
a
A * 4,104 91,807
Sally Beauty Holdings, Inc.* 10,349 143,437
Shoe Carnival, Inc. 1,836 38,372
Signet Jewelers Ltd. 4,229 372,363
Sleep Number Corp.* 2,115 22,271
Sonic Automotive, Inc., Class
a
A 1,496 122,956
Stitch Fix, Inc., Class
a
A * 10,744 56,836
ThredUp , Inc., Class
a
A * 9,209 99,641
Tile Shop Holdings, Inc.* 2,918 18,121
Torrid Holdings, Inc.* 2,397 5,225
Upbound Group, Inc. 5,316 135,080
Urban Outfitters, Inc.* 6,407 429,782
Victoria's Secret & Co.* 6,930 159,529
Warby Parker, Inc., Class
a
A * 9,946 260,585
Winmark Corp. 302 140,080
Zumiez, Inc.* 1,596 27,435
6,648,661
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure , Inc., Class
a
A * 4,449 85,065
Corsair Gaming, Inc.* 4,724 42,185
CPI Card Group, Inc.* 598 9,317
Diebold Nixdorf, Inc.* 2,571 157,114
Eastman Kodak Co.* 6,435 37,966
Immersion Corp. 2,996 21,152
IonQ , Inc.*(b) 24,020 1,026,615

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Quantum Computing, Inc.*(b) 11,670 $ 184,153
Turtle Beach Corp.* 1,514 23,951
Xerox Holdings Corp. 11,920 47,442
1,634,960
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.* 11,782 242,591
Carter's, Inc. 3,604 102,930
Ermenegildo Zegna NV 6,254 52,784
Figs, Inc., Class
a
A * 8,956 63,140
G-III Apparel Group Ltd.* 3,965 107,055
Hanesbrands, Inc.* 35,584 224,535
Kontoor Brands, Inc. 5,579 430,978
Lakeland Industries, Inc. 927 14,081
Movado Group, Inc. 1,541 28,154
Oxford Industries, Inc. 1,431 63,036
Rocky Brands, Inc. 714 21,727
Steven Madden Ltd. 7,029 204,122
Superior Group of Cos., Inc. 1,145 15,045
Wolverine World Wide, Inc. 8,159 260,599
1,830,777
Tobacco — 0.1%
Ispire Technology, Inc.* 1,907 6,064
Turning Point Brands, Inc. 1,732 172,334
Universal Corp. 2,449 137,022
315,420
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. 2,057 17,155
BlueLinx Holdings, Inc.* 787 65,014
Boise Cascade Co. 3,862 335,994
Custom Truck One Source, Inc.* 6,101 37,460
Distribution Solutions Group,
Inc.* 992 31,952
DNOW, Inc.* 10,910 174,560
DXP Enterprises, Inc.* 1,317 164,467
EVI Industries, Inc. 513 14,231
GATX Corp. 3,636 611,975
Global Industrial Co. 1,453 54,240
GMS, Inc.* 3,907 429,497
Herc Holdings, Inc. 3,309 432,784
Hudson Technologies, Inc.* 3,939 40,020
Karat Packaging, Inc. 692 17,494
McGrath RentCorp 2,485 301,903
MRC Global, Inc.* 8,627 130,095
NPK International, Inc.* 8,139 84,646
Rush Enterprises, Inc., Class
a
A 6,337 363,744
Rush Enterprises, Inc., Class
a
B 930 53,977
Titan Machinery, Inc.* 2,110 42,200
Transcat , Inc.* 928 77,906
Willis Lease Finance Corp. 362 53,822
Xometry , Inc., Class
a
A * 4,401 217,761
3,752,897
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.*(b) 2,153 22,693
Investments
Shares Value
Common Stocks (a) (continued)
Water Utilities — 0.3%
American States Water Co. 3,918 $ 292,009
Cadiz, Inc.* 5,565 19,923
California Water Service Group 6,055 284,161
Consolidated Water Co. Ltd. 1,529 50,870
Global Water Resources, Inc. 1,256 12,133
H2O America 3,223 162,342
Middlesex Water Co. 1,806 96,693
Pure Cycle Corp.* 2,004 20,240
York Water Co. (The) 1,459 45,331
983,702
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 6,933 76,125
Spok Holdings, Inc. 2,062 37,446
Telephone and Data Systems,
Inc. 9,937 398,374
511,945
Total Common Stocks
(Cost $231,443,755)
277,367,630
Number of
Rights
Rights — 0.0%(d)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 687 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 5,386 —
Chinook Therape , CVR*‡ 3,154 —
Oncternal Therapeutics,
Inc., CVR*‡ 42 —
Tobira Therapeutics, Inc.,
CVR*‡ 756 —
—
Food Products — 0.0%(d)
Prevail Therape , CVR*‡ 2,444 1,222
Total Rights
(Cost $2,604) 1,222
Shares
Securities Lending Reinvestments (e) — 1.5%
Investment Companies — 1.5%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (f)
(Cost $5,640,870) 5,640,870 5,640,870
Principal
Amount
Short-Term Investments — 22.0%
Repurchase Agreements (g) — 12.4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $45,486,165
(Cost $45,464,417) $ 45,464,417
45,464,417

AUGUST 31, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 9.6%
U.S. Treasury Bills
4.27%, 10/2/2025 (h) $ 20,000,000 $ 19,929,789
4.23%, 10/7/2025 (h) 15,000,000 14,938,823
Total U.S. Treasury Obligations
(Cost $34,863,862) 34,868,612
Total Short-Term Investments
(Cost $80,328,279) 80,333,029
Total Investments — 99.4%
(Cost $317,415,508) 363,342,751
Other assets less liabilities — 0.6% 2,245,941
Net Assets — 100.0% $ 365,588,692
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,379,842.
(b) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $7,886,363, collateralized in the form of cash with a value of $5,640,870 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $2,812,670 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 4, 2025 – August 15, 2054. The total value of collateral is $8,453,540.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $5,640,870.
(f) Rate shown is the 7-day yield as of August 31, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h) The rate shown was the current yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 461 9/19/2025 U.S. Dollar $ 54,623,890 $ 5,089,370

ULTRA RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Swap Agreements
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
59,645,616 3/8/2027 Bank of America NA 5.23% Russell 2000
®
Index 3,674,565
50,234,364 11/6/2025 Barclays Bank PLC 5.18% Russell 2000
®
Index 2,871,434
41,686,855 1/12/2027 BNP Paribas 5.13% Russell 2000
®
Index (1,776,008)
56,917,134 3/8/2027 Citibank NA 5.08% Russell 2000
®
Index 4,100,674
52,233,988 11/6/2026 Goldman Sachs International 4.88% Russell 2000
®
Index (1,296,239)
53,668,039 11/6/2026 Societe Generale 5.03% Russell 2000
®
Index (7,841,076)
84,779,363 11/6/2026 UBS AG 5.03% Russell 2000
®
Index (2,646,499)
399,165,359 (2,913,149)
Total Unrealized
Appreciation
10,646,673
Total Unrealized
Depreciation
(13,559,822)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) — 76 .0%
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.* 7,331 $ 5,478,383
Boeing Co. (The)* 74,815 17,557,584
General Dynamics Corp. 25,042 8,127,882
General Electric Co. 105,825 29,123,040
Howmet Aerospace, Inc. 40,016 6,966,786
Huntington Ingalls Industries,
Inc. 3,874 1,049,040
L3Harris Technologies, Inc. 18,595 5,162,344
Lockheed Martin Corp. 20,737 9,448,399
Northrop Grumman Corp. 13,398 7,905,356
RTX Corp. 132,575 21,026,395
Textron, Inc. 17,897 1,434,624
TransDigm Group, Inc. 5,583 7,809,947
121,089,780
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 11,781 1,516,215
Expeditors International of
Washington, Inc. 13,573 1,636,089
FedEx Corp. 21,842 5,047,031
United Parcel Service, Inc.,
Class
a
B 72,809 6,366,419
14,565,754
Automobile Components — 0.0%(b)
Aptiv plc* 21,640 1,721,029
Automobiles — 1.4%
Ford Motor Co. 387,547 4,561,428
General Motors Co. 95,449 5,592,357
Tesla, Inc.* 278,009 92,818,865
102,972,650
Banks — 2.8%
Bank of America Corp. 650,123 32,987,241
Citigroup, Inc. 185,297 17,894,131
Citizens Financial Group, Inc. 43,058 2,251,072
Fifth Third Bancorp 66,243 3,031,942
Huntington Bancshares, Inc. 144,507 2,573,670
JPMorgan Chase & Co. 276,270 83,273,303
KeyCorp 97,835 1,894,086
M&T Bank Corp. 15,919 3,210,226
PNC Financial Services Group,
Inc. (The) 39,209 8,133,515
Regions Financial Corp. 89,177 2,442,558
Truist Financial Corp. 129,919 6,082,808
US Bancorp 154,580 7,548,141
Wells Fargo & Co. 322,863 26,532,881
197,855,574
Beverages — 0.8%
Brown-Forman Corp.,
Class
a
B*(c) 18,060 540,716
Coca-Cola Co. (The) 384,365 26,517,341
Constellation Brands, Inc.,
Class
a
A 15,178 2,457,925
Keurig Dr Pepper, Inc. 134,783 3,920,838
Investments
Shares Value
Common Stocks (a) (continued)
Molson Coors Beverage Co.,
Class
a
B 16,992 $ 857,926
Monster Beverage Corp.* 69,681 4,348,791
PepsiCo, Inc. 136,007 20,217,441
58,860,978
Biotechnology — 1.2%
AbbVie, Inc. 175,277 36,878,281
Amgen, Inc. 53,366 15,353,932
Biogen, Inc.* 14,518 1,919,570
Gilead Sciences, Inc. 123,408 13,941,402
Incyte Corp.* 15,935 1,348,260
Moderna, Inc.* 33,735 812,676
Regeneron Pharmaceuticals,
Inc. 10,284 5,971,919
Vertex Pharmaceuticals, Inc.* 25,463 9,956,542
86,182,582
Broadline Retail — 3.1%
Amazon.com, Inc.* 937,495 214,686,355
eBay, Inc. 45,725 4,143,142
218,829,497
Building Products — 0.4%
A O Smith Corp. 11,521 821,332
Allegion plc 8,538 1,449,752
Builders FirstSource, Inc.* 10,972 1,521,597
Carrier Global Corp. 79,105 5,157,646
Johnson Controls International
plc 65,314 6,981,413
Lennox International, Inc. 3,166 1,766,185
Masco Corp. 20,905 1,534,218
Trane Technologies plc 22,111 9,189,332
28,421,475
Capital Markets — 2.6%
Ameriprise Financial, Inc. 9,439 4,859,292
Bank of New York Mellon Corp.
(The) 70,941 7,491,370
Blackrock, Inc. 14,424 16,257,867
Blackstone, Inc. 72,399 12,409,189
Cboe Global Markets, Inc. 10,373 2,447,509
Charles Schwab Corp. (The) 169,453 16,240,376
CME Group, Inc. 35,717 9,518,938
Coinbase Global, Inc., Class
a
A* 20,949 6,379,808
FactSet Research Systems, Inc. 3,739 1,395,843
Franklin Resources, Inc. 30,740 788,788
Goldman Sachs Group, Inc.
(The) 30,416 22,667,524
Interactive Brokers Group, Inc.,
Class
a
A 43,486 2,706,569
Intercontinental Exchange, Inc. 56,946 10,056,664
Invesco Ltd. 44,355 970,931
KKR & Co., Inc. 67,170 9,369,543
MarketAxess Holdings, Inc. 3,776 694,180
Moody's Corp. 15,398 7,849,284
Morgan Stanley 122,564 18,443,431
MSCI, Inc., Class
a
A 7,686 4,363,496
Nasdaq, Inc. 41,054 3,889,456
Northern Trust Corp. 19,298 2,533,441

ULTRA S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Raymond James Financial, Inc. 18,007 $ 3,051,106
S&P Global, Inc. 31,180 17,100,359
State Street Corp. 28,266 3,249,742
T. Rowe Price Group, Inc. 21,911 2,358,062
187,092,768
Chemicals — 0.9%
Air Products and Chemicals,
Inc. 22,062 6,488,655
Albemarle Corp. 11,667 990,762
CF Industries Holdings, Inc. 16,069 1,392,058
Corteva, Inc. 67,699 5,022,589
Dow, Inc. 70,130 1,727,302
DuPont de Nemours, Inc. 41,510 3,192,949
Eastman Chemical Co. 11,439 804,619
Ecolab, Inc. 25,086 6,949,825
International Flavors &
Fragrances, Inc. 25,357 1,711,851
Linde plc 46,666 22,319,881
LyondellBasell Industries NV,
Class
a
A 25,494 1,436,587
Mosaic Co. (The) 31,441 1,050,129
PPG Industries, Inc. 22,504 2,503,120
Sherwin-Williams Co. (The) 22,925 8,386,653
63,976,980
Commercial Services & Supplies — 0.4%
Cintas Corp. 34,025 7,146,271
Copart, Inc.* 87,223 4,257,354
Republic Services, Inc., Class
a
A 20,138 4,711,688
Rollins, Inc. 27,896 1,577,240
Veralto Corp. 24,569 2,608,982
Waste Management, Inc. 36,334 8,225,654
28,527,189
Communications Equipment — 0.7%
Arista Networks, Inc.* 102,156 13,949,402
Cisco Systems, Inc. 394,738 27,272,448
F5, Inc.* 5,711 1,788,343
Motorola Solutions, Inc. 16,533 7,811,181
50,821,374
Construction & Engineering — 0.1%
Quanta Services, Inc. 14,690 5,552,232
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 5,959 3,673,128
Vulcan Materials Co. 13,100 3,814,196
7,487,324
Consumer Finance — 0.5%
American Express Co. 54,939 18,200,192
Capital One Financial Corp. 63,406 14,407,111
Synchrony Financial 37,806 2,886,110
35,493,413
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp. 44,053 41,556,076
Dollar General Corp. 21,872 2,378,799
Investments
Shares Value
Common Stocks (a) (continued)
Dollar Tree, Inc.* 19,644 $ 2,144,535
Kroger Co. (The) 60,792 4,124,129
Sysco Corp. 48,115 3,871,814
Target Corp. 45,110 4,329,658
Walmart, Inc. 428,670 41,572,417
99,977,428
Containers & Packaging — 0.2%
Amcor plc 227,373 1,962,229
Avery Dennison Corp. 7,763 1,332,519
Ball Corp. 27,503 1,447,758
International Paper Co. 52,395 2,602,984
Packaging Corp. of America 8,873 1,933,959
Smurfit WestRock plc 49,223 2,331,201
11,610,650
Distributors — 0.1%
Genuine Parts Co. 13,764 1,917,738
LKQ Corp. 25,587 834,648
Pool Corp. 3,785 1,176,037
3,928,423
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 713,992 20,912,826
Verizon Communications, Inc. 418,322 18,502,382
39,415,208
Electric Utilities — 1.1%
Alliant Energy Corp. 25,469 1,657,268
American Electric Power Co.,
Inc. 52,956 5,879,175
Constellation Energy Corp. 31,128 9,586,801
Duke Energy Corp. 77,118 9,446,184
Edison International 38,137 2,140,630
Entergy Corp. 44,245 3,897,542
Evergy, Inc. 22,874 1,630,001
Eversource Energy 36,483 2,337,466
Exelon Corp. 100,143 4,374,246
FirstEnergy Corp. 50,942 2,222,090
NextEra Energy, Inc. 204,218 14,713,907
NRG Energy, Inc. 19,384 2,821,535
PG&E Corp. 218,088 3,332,385
Pinnacle West Capital Corp. 11,849 1,058,827
PPL Corp. 73,345 2,674,892
Southern Co. (The) 109,087 10,068,730
Xcel Energy, Inc. 57,173 4,138,753
81,980,432
Electrical Equipment — 0.7%
AMETEK, Inc. 22,958 4,242,638
Eaton Corp. plc 38,862 13,568,279
Emerson Electric Co. 55,841 7,371,012
GE Vernova, Inc. 27,125 16,626,811
Generac Holdings, Inc.* 5,915 1,095,754
Hubbell, Inc., Class
a
B 5,292 2,280,799
Rockwell Automation, Inc. 11,237 3,859,123
49,044,416

AUGUST 31, 2025 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class
a
A 119,972 $ 13,060,152
CDW Corp. 13,056 2,151,107
Corning, Inc. 76,475 5,126,119
Jabil, Inc. 10,648 2,181,030
Keysight Technologies, Inc.* 17,143 2,801,680
TE Connectivity plc 29,398 6,070,687
Teledyne Technologies, Inc.* 4,668 2,512,178
Trimble, Inc.* 23,682 1,913,979
Zebra Technologies Corp.,
Class
a
A* 5,030 1,594,963
37,411,895
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 98,314 4,463,456
Halliburton Co. 85,284 1,938,505
Schlumberger NV 148,873 5,484,481
11,886,442
Entertainment — 1.2%
Electronic Arts, Inc. 22,654 3,895,355
Live Nation Entertainment, Inc.* 15,617 2,600,074
Netflix, Inc.* 42,190 50,976,068
Take-Two Interactive Software,
Inc.* 16,794 3,917,537
TKO Group Holdings, Inc.,
Class
a
A 6,663 1,263,038
Walt Disney Co. (The) 178,383 21,116,980
Warner Bros Discovery, Inc.* 223,419 2,600,597
86,369,649
Financial Services — 3.3%
Apollo Global Management, Inc. 44,819 6,105,692
Berkshire Hathaway, Inc.,
Class
a
B* 181,915 91,499,607
Block, Inc., Class
a
A* 55,036 4,383,067
Corpay, Inc.* 6,970 2,269,920
Fidelity National Information
Services, Inc. 52,117 3,638,288
Fiserv, Inc.* 54,958 7,594,096
Global Payments, Inc. 24,177 2,147,401
Jack Henry & Associates, Inc. 7,212 1,177,431
Mastercard, Inc., Class
a
A 80,513 47,928,584
PayPal Holdings, Inc.* 96,553 6,777,055
Visa, Inc., Class
a
A 169,787 59,727,671
233,248,812
Food Products — 0.4%
Archer-Daniels-Midland Co. 47,624 2,983,167
Bunge Global SA 13,304 1,120,463
Campbell's Co. (The) 19,565 624,710
Conagra Brands, Inc. 47,396 906,685
General Mills, Inc. 54,341 2,680,642
Hershey Co. (The) 14,669 2,695,429
Hormel Foods Corp. 28,913 735,547
J M Smucker Co. (The) 10,551 1,165,991
Kellanova 26,650 2,118,675
Kraft Heinz Co. (The) 85,747 2,398,344
Lamb Weston Holdings, Inc. 13,998 805,305
Investments
Shares Value
Common Stocks (a) (continued)
McCormick & Co., Inc.
(Non-Voting) 25,039 $ 1,761,994
Mondelez International, Inc.,
Class
a
A 128,503 7,895,224
Tyson Foods, Inc., Class
a
A 28,373 1,611,019
29,503,195
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 15,745 2,615,717
Ground Transportation — 0.7%
CSX Corp. 186,385 6,059,376
JB Hunt Transport Services,
Inc. 7,784 1,128,602
Norfolk Southern Corp. 22,358 6,259,793
Old Dominion Freight Line, Inc. 18,492 2,791,737
Uber Technologies, Inc.* 207,508 19,453,875
Union Pacific Corp. 59,227 13,241,381
48,934,764
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories 172,613 22,898,840
Align Technology, Inc.* 6,771 961,211
Baxter International, Inc. 50,871 1,256,005
Becton Dickinson & Co. 28,410 5,482,562
Boston Scientific Corp.* 146,766 15,483,813
Cooper Cos., Inc. (The)* 19,817 1,335,567
Dexcom, Inc.* 38,945 2,934,116
Edwards Lifesciences Corp.* 58,148 4,729,758
GE HealthCare Technologies,
Inc. 45,396 3,347,047
Hologic, Inc.* 22,091 1,482,748
IDEXX Laboratories, Inc.* 8,032 5,197,427
Insulet Corp.* 6,958 2,364,885
Intuitive Surgical, Inc.* 35,602 16,850,249
Medtronic plc 127,279 11,812,764
ResMed, Inc. 14,527 3,987,807
Solventum Corp.* 13,717 1,002,575
STERIS plc 9,755 2,390,560
Stryker Corp. 34,119 13,354,518
Zimmer Biomet Holdings, Inc. 19,677 2,087,730
118,960,182
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. 23,692 3,524,896
Cencora, Inc. 17,110 4,989,447
Centene Corp.* 49,399 1,434,547
Cigna Group (The) 26,487 7,969,144
CVS Health Corp. 125,497 9,180,105
DaVita, Inc.* 4,112 566,469
Elevance Health, Inc. 22,409 7,140,628
HCA Healthcare, Inc. 17,183 6,941,245
Henry Schein, Inc.* 12,089 841,153
Humana, Inc. 11,979 3,637,543
Labcorp Holdings, Inc. 8,292 2,305,093
McKesson Corp. 12,392 8,508,843
Molina Healthcare, Inc.* 5,380 972,865
Quest Diagnostics, Inc. 11,123 2,020,382
UnitedHealth Group, Inc. 90,039 27,900,385

ULTRA S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 5,690 $ 1,033,190
88,965,935
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 15,318 1,262,816
Healthpeak Properties, Inc.,
REIT 68,896 1,235,994
Ventas, Inc., REIT 44,796 3,049,712
Welltower, Inc., REIT 61,641 10,372,947
15,921,469
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 68,783 1,183,755
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class
a
A* 42,854 5,593,733
Booking Holdings, Inc. 3,230 18,084,931
Caesars Entertainment, Inc.* 20,675 553,470
Carnival Corp.* 104,140 3,321,025
Chipotle Mexican Grill, Inc.,
Class
a
A* 133,708 5,634,455
Darden Restaurants, Inc. 11,604 2,401,332
Domino's Pizza, Inc. 3,406 1,560,970
DoorDash, Inc., Class
a
A* 33,987 8,335,312
Expedia Group, Inc. 12,058 2,590,058
Hilton Worldwide Holdings, Inc. 23,566 6,505,630
Las Vegas Sands Corp. 33,616 1,937,290
Marriott International, Inc.,
Class
a
A 22,539 6,037,296
McDonald's Corp. 70,901 22,230,299
MGM Resorts International* 20,533 814,955
Norwegian Cruise Line Holdings
Ltd.* 44,293 1,100,238
Royal Caribbean Cruises Ltd. 24,827 9,017,663
Starbucks Corp. 112,721 9,940,865
Wynn Resorts Ltd. 8,740 1,107,795
Yum! Brands, Inc. 27,562 4,050,787
110,818,104
Household Durables — 0.2%
DR Horton, Inc. 27,404 4,644,430
Garmin Ltd. 15,327 3,706,375
Lennar Corp., Class
a
A 23,012 3,063,818
Mohawk Industries, Inc.* 5,139 681,894
NVR, Inc.* 305 2,475,883
PulteGroup, Inc. 19,865 2,622,577
17,194,977
Household Products — 0.7%
Church & Dwight Co., Inc. 24,421 2,275,060
Clorox Co. (The) 12,280 1,451,496
Colgate-Palmolive Co. 80,437 6,762,339
Kimberly-Clark Corp. 32,889 4,247,285
Procter & Gamble Co. (The) 232,643 36,534,257
51,270,437
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 70,641 $ 956,479
Vistra Corp. 33,634 6,360,526
7,317,005
Industrial Conglomerates — 0.3%
3M Co. 53,416 8,307,790
Honeywell International, Inc. 63,767 13,996,857
22,304,647
Industrial REITs — 0.1%
Prologis, Inc., REIT 92,098 10,478,910
Insurance — 1.5%
Aflac, Inc. 48,306 5,161,979
Allstate Corp. (The) 26,252 5,340,969
American International Group,
Inc. 57,133 4,646,055
Aon plc, Class
a
A 21,406 7,856,002
Arch Capital Group Ltd. 37,005 3,387,068
Arthur J Gallagher & Co. 25,391 7,687,125
Assurant, Inc. 5,016 1,081,500
Brown & Brown, Inc. 27,787 2,693,950
Chubb Ltd. 36,947 10,163,011
Cincinnati Financial Corp. 15,481 2,377,882
Erie Indemnity Co., Class
a
A 2,491 882,761
Everest Group Ltd. 4,218 1,442,050
Globe Life, Inc. 8,172 1,143,671
Hartford Insurance Group, Inc.
(The) 28,235 3,735,773
Loews Corp. 17,256 1,670,381
Marsh & McLennan Cos., Inc. 48,870 10,057,935
MetLife, Inc. 55,971 4,553,800
Principal Financial Group, Inc. 20,450 1,646,429
Progressive Corp. (The) 58,110 14,356,657
Prudential Financial, Inc. 35,093 3,848,298
Travelers Cos., Inc. (The) 22,460 6,098,115
W R Berkley Corp. 29,716 2,130,340
Willis Towers Watson plc 9,843 3,216,594
105,178,345
Interactive Media & Services — 5.4%
Alphabet, Inc., Class
a
A 577,388 122,931,679
Alphabet, Inc., Class
a
C 465,793 99,460,779
Match Group, Inc. 24,308 907,661
Meta Platforms, Inc., Class
a
A 215,412 159,124,845
382,424,964
IT Services — 0.7%
Accenture plc, Class
a
A 62,139 16,154,276
Akamai Technologies, Inc.* 14,482 1,145,961
Cognizant Technology Solutions
Corp., Class
a
A 48,891 3,532,375
EPAM Systems, Inc.* 5,636 993,965
Gartner, Inc.* 7,644 1,920,096
GoDaddy, Inc., Class
a
A* 14,128 2,095,324
International Business
Machines Corp. 92,274 22,467,796

AUGUST 31, 2025 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 7,985 $ 2,182,859
50,492,652
Leisure Products — 0.0%(b)
Hasbro, Inc. 13,060 1,060,080
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 28,258 3,550,900
Bio-Techne Corp. 15,528 848,295
Charles River Laboratories
International, Inc.* 4,850 792,054
Danaher Corp. 63,223 13,012,558
IQVIA Holdings, Inc.* 16,318 3,113,638
Mettler-Toledo International,
Inc.* 2,059 2,678,841
Revvity, Inc. 11,692 1,053,566
Thermo Fisher Scientific, Inc. 37,484 18,469,116
Waters Corp.* 5,879 1,774,282
West Pharmaceutical Services,
Inc. 7,110 1,755,815
47,049,065
Machinery — 1.2%
Caterpillar, Inc. 46,622 19,536,483
Cummins, Inc. 13,656 5,441,097
Deere & Co. 25,094 12,010,992
Dover Corp. 13,587 2,430,171
Fortive Corp. 33,689 1,612,356
IDEX Corp. 7,497 1,233,256
Illinois Tool Works, Inc. 26,434 6,995,758
Ingersoll Rand, Inc. 39,993 3,176,644
Nordson Corp. 5,365 1,207,608
Otis Worldwide Corp. 39,131 3,380,136
PACCAR, Inc. 52,073 5,206,258
Parker-Hannifin Corp. 12,672 9,622,483
Pentair plc 16,341 1,757,148
Snap-on, Inc. 5,180 1,684,743
Stanley Black & Decker, Inc. 15,396 1,143,769
Westinghouse Air Brake
Technologies Corp. 16,972 3,284,082
Xylem, Inc. 24,121 3,414,569
83,137,553
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 9,463 2,513,184
Comcast Corp., Class
a
A 369,554 12,553,749
Fox Corp., Class
a
A 21,220 1,266,834
Fox Corp., Class
a
B 13,080 713,514
Interpublic Group of Cos., Inc.
(The) 36,720 985,565
News Corp., Class
a
A 37,451 1,101,434
News Corp., Class
a
B*(c) 11,077 375,178
Omnicom Group, Inc. 19,341 1,514,981
Paramount Skydance Corp.,
Class
a
B* 63,045 926,761
Trade Desk, Inc. (The), Class
a
A* 44,418 2,427,888
24,379,088
Investments
Shares Value
Common Stocks (a) (continued)
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 142,466 $ 6,325,490
Newmont Corp. 110,390 8,213,016
Nucor Corp. 22,945 3,412,610
Steel Dynamics, Inc. 13,688 1,792,033
19,743,149
Multi-Utilities — 0.5%
Ameren Corp. 26,819 2,676,000
CenterPoint Energy, Inc. 64,734 2,441,119
CMS Energy Corp. 29,657 2,122,552
Consolidated Edison, Inc. 35,711 3,507,892
Dominion Energy, Inc. 84,636 5,069,696
DTE Energy Co. 20,631 2,819,226
NiSource, Inc. 46,661 1,972,360
Public Service Enterprise
Group, Inc. 49,548 4,079,287
Sempra 64,677 5,339,733
WEC Energy Group, Inc. 31,635 3,369,444
33,397,309
Office REITs — 0.0%(b)
BXP, Inc., REIT 14,424 1,045,884
Oil, Gas & Consumable Fuels — 2.1%
APA Corp. 35,764 830,440
Chevron Corp. 188,653 30,297,672
ConocoPhillips 125,288 12,399,753
Coterra Energy, Inc. 75,738 1,851,037
Devon Energy Corp. 63,680 2,298,848
Diamondback Energy, Inc. 18,599 2,766,787
EOG Resources, Inc. 54,130 6,756,507
EQT Corp. 59,366 3,077,534
Expand Energy Corp. 21,471 2,077,963
Exxon Mobil Corp. 427,630 48,873,833
Kinder Morgan, Inc. 191,789 5,174,467
Marathon Petroleum Corp. 30,447 5,471,630
Occidental Petroleum Corp. 70,309 3,347,412
ONEOK, Inc. 61,993 4,735,025
Phillips 66 40,412 5,398,235
Targa Resources Corp. 21,508 3,608,182
Texas Pacific Land Corp. 1,857 1,733,472
Valero Energy Corp. 31,107 4,728,575
Williams Cos., Inc. (The) 121,105 7,009,558
152,436,930
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 64,757 4,000,687
Southwest Airlines Co. 56,553 1,860,594
United Airlines Holdings, Inc.* 32,447 3,406,935
9,268,216
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 23,222 2,130,154
Kenvue, Inc. 190,460 3,944,427
6,074,581

ULTRA S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co. 201,996 $ 9,530,171
Eli Lilly & Co. 78,046 57,174,939
Johnson & Johnson 238,729 42,295,617
Merck & Co., Inc. 249,127 20,956,563
Pfizer, Inc. 564,071 13,966,398
Viatris, Inc. 116,485 1,228,917
Zoetis, Inc., Class
a
A 44,211 6,914,600
152,067,205
Professional Services — 0.5%
Automatic Data Processing, Inc. 40,235 12,233,452
Broadridge Financial Solutions,
Inc. 11,648 2,977,462
Dayforce, Inc.* 15,855 1,106,203
Equifax, Inc. 12,297 3,028,751
Jacobs Solutions, Inc. 11,919 1,742,916
Leidos Holdings, Inc. 12,769 2,310,168
Paychex, Inc. 31,787 4,432,856
Paycom Software, Inc. 4,809 1,092,364
Verisk Analytics, Inc., Class
a
A 13,878 3,720,969
32,645,141
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 29,177 4,730,175
CoStar Group, Inc.* 41,889 3,748,647
8,478,822
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 14,098 2,761,093
Camden Property Trust, REIT 10,596 1,186,540
Equity Residential, REIT 33,905 2,241,799
Essex Property Trust, Inc., REIT 6,386 1,725,561
Invitation Homes, Inc., REIT 56,571 1,770,107
Mid-America Apartment
Communities, Inc., REIT 11,608 1,692,678
UDR, Inc., REIT 29,887 1,182,629
12,560,407
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 7,713 775,542
Kimco Realty Corp., REIT 67,126 1,509,664
Realty Income Corp., REIT 89,588 5,264,191
Regency Centers Corp., REIT 16,196 1,174,210
Simon Property Group, Inc.,
REIT 30,415 5,494,774
14,218,381
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.* 160,864 26,161,312
Analog Devices, Inc. 49,232 12,372,494
Applied Materials, Inc. 80,597 12,956,774
Broadcom, Inc. 466,563 138,751,170
Enphase Energy, Inc.* 13,017 490,741
First Solar, Inc.* 10,637 2,076,236
Intel Corp.* 432,779 10,538,169
Investments
Shares Value
Common Stocks (a) (continued)
KLA Corp. 13,114 $ 11,435,408
Lam Research Corp. 126,912 12,710,237
Microchip Technology, Inc. 53,376 3,469,440
Micron Technology, Inc. 110,885 13,196,424
Monolithic Power Systems, Inc. 4,802 4,013,319
NVIDIA Corp. 2,419,701 421,463,520
NXP Semiconductors NV 25,035 5,879,470
ON Semiconductor Corp.* 41,427 2,054,365
QUALCOMM, Inc. 108,870 17,498,675
Skyworks Solutions, Inc. 14,890 1,115,857
Teradyne, Inc. 15,909 1,881,080
Texas Instruments, Inc. 90,121 18,247,700
716,312,391
Software — 8.4%
Adobe, Inc.* 42,255 15,072,358
Autodesk, Inc.* 21,213 6,675,731
Cadence Design Systems, Inc.* 27,136 9,509,268
Crowdstrike Holdings, Inc.,
Class
a
A* 24,717 10,472,593
Datadog, Inc., Class
a
A* 31,675 4,329,339
Fair Isaac Corp.* 2,428 3,694,542
Fortinet, Inc.* 63,050 4,966,449
Gen Digital, Inc. 54,129 1,634,696
Intuit, Inc. 27,712 18,483,904
Microsoft Corp. 737,482 373,674,755
Oracle Corp. 161,408 36,499,191
Palantir Technologies, Inc.,
Class
a
A* 211,040 33,072,078
Palo Alto Networks, Inc.* 65,652 12,508,019
PTC, Inc.* 11,902 2,541,077
Roper Technologies, Inc. 10,665 5,613,096
Salesforce, Inc. 95,219 24,399,869
ServiceNow, Inc.* 20,553 18,856,555
Synopsys, Inc.* 18,409 11,110,200
Tyler Technologies, Inc.* 4,278 2,408,001
Workday, Inc., Class
a
A* 21,478 4,957,552
600,479,273
Specialized REITs — 0.6%
American Tower Corp., REIT 46,410 9,460,678
Crown Castle, Inc., REIT 43,166 4,279,477
Digital Realty Trust, Inc., REIT 31,459 5,273,787
Equinix, Inc., REIT 9,709 7,633,119
Extra Space Storage, Inc., REIT 21,038 3,020,636
Iron Mountain, Inc., REIT 29,321 2,707,208
Public Storage, REIT 15,647 4,609,450
SBA Communications Corp.,
Class
a
A, REIT 10,659 2,183,496
VICI Properties, Inc., Class
a
A,
REIT 104,893 3,543,286
Weyerhaeuser Co., REIT 71,992 1,862,433
44,573,570
Specialty Retail — 1.4%
AutoZone, Inc.* 1,636 6,868,795
Best Buy Co., Inc. 19,103 1,406,745
CarMax, Inc.* 15,114 927,244
Home Depot, Inc. (The) 98,676 40,138,437
Lowe's Cos., Inc. 55,551 14,335,491

AUGUST 31, 2025 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
O'Reilly Automotive, Inc.* 84,800 $ 8,792,064
Ross Stores, Inc. 32,595 4,796,680
TJX Cos., Inc. (The) 110,774 15,132,836
Tractor Supply Co. 52,636 3,250,800
Ulta Beauty, Inc.* 4,488 2,211,372
Williams-Sonoma, Inc. 12,248 2,304,951
100,165,415
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. 1,481,978 344,026,373
Dell Technologies, Inc., Class
a
C 29,706 3,628,588
Hewlett Packard Enterprise Co. 130,348 2,941,954
HP, Inc. 93,502 2,668,547
NetApp, Inc. 20,170 2,274,974
Seagate Technology Holdings
plc 21,038 3,521,761
Super Micro Computer, Inc.* 50,900 2,114,386
Western Digital Corp. 34,655 2,784,183
363,960,766
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 15,058 1,801,389
Lululemon Athletica, Inc.* 10,975 2,219,145
NIKE, Inc., Class
a
B 116,851 9,040,762
Ralph Lauren Corp., Class
a
A 3,940 1,169,904
Tapestry, Inc. 20,649 2,102,481
16,333,681
Tobacco — 0.5%
Altria Group, Inc. 167,110 11,231,463
Philip Morris International, Inc. 154,431 25,810,053
37,041,516
Trading Companies & Distributors — 0.2%
Fastenal Co. 113,795 5,651,060
United Rentals, Inc. 6,448 6,166,480
WW Grainger, Inc. 4,341 4,399,604
16,217,144
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 19,333 2,774,479
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 47,351 11,931,978
Total Common Stocks
(Cost $5,332,603,451)
5,435,241,036
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (e)
(Cost $660,300) 660,300 660,300
Investments
Principal
Amount Value
Short-Term Investments — 13 .4%
Repurchase Agreements (f) — 1 .9%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $134,825,323
(Cost $134,760,863) $ 134,760,863
$ 134,760,863
U.S. Treasury Obligations (a) — 11 .5%
U.S. Treasury Bills
4.27%, 9/23/2025 (g) 250,000,000 249,380,792
4.26%, 9/30/2025 (g) 100,000,000 99,670,222
4.27%, 10/28/2025 (g) 200,000,000 198,713,556
4.28%, 11/12/2025 (g) 200,000,000 198,413,742
4.10%, 12/2/2025 (g) 80,000,000 79,188,280
Total U.S. Treasury Obligations
(Cost $825,156,689) 825,366,592
Total Short-Term Investments
(Cost $959,917,552) 960,127,455
Total Investments — 89.4%
(Cost $6,293,181,303) 6,396,028,791
Other assets less liabilities — 10.6% 755,959,409
Net Assets — 100.0% $ 7,151,988,200
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $772,426,829.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $658,787, collateralized in the form of cash with a value of $660,300 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $660,300.
(e) Rate shown is the 7-day yield as of August 31, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of August 31, 2025.
Abbreviations
REIT Real Estate Investment Trust

ULTRA S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 3,038 9/19/2025 U.S. Dollar $ 983,210,725 $ 49,211,900
Swap Agreements
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
761,890,763 3/8/2027 Bank of America NA 5.33% S&P 500
®
66,478,262
990,157,590 4/7/2026 Barclays Bank PLC 5.28% S&P 500
®
64,414,132
900,024,042 3/6/2026 BNP Paribas 5.23% S&P 500
®
49,041,879
918,991,366 3/8/2027 Citibank NA 5.23% S&P 500
®
53,191,374
420,427,261 11/6/2025 Goldman Sachs International 5.08% S&P 500
®
124,849,945
1,891,986,591 3/6/2026 Goldman Sachs International 4.99% SPDR
®
S&P 500
®
ETF Trust 22,643,143
2,312,413,852 147,493,088
657,157,028 4/6/2027 J.P. Morgan Securities, LLC 5.08% S&P 500
®
98,791,038
359,888,164 1/12/2027
Morgan Stanley & Co.
International plc 5.18% S&P 500
®
4,331,337
462,063,636 11/6/2025 Societe Generale 5.23% S&P 500
®
140,587,409
531,369,306 4/7/2026 UBS AG 5.25% S&P 500
®
13,983,831
7,893,955,747 638,312,350
Total Unrealized
Appreciation
638,312,350
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Investments
Shares Value
Common Stocks (a) — 54 .8%
Semiconductors & Semiconductor Equipment — 54.8%
Advanced Micro Devices, Inc.* 162,358 $ 26,404,282
Allegro MicroSystems, Inc.* 13,090 403,827
Amkor Technology, Inc. 11,380 275,282
Analog Devices, Inc. 49,664 12,481,060
Applied Materials, Inc. 81,353 13,078,308
Axcelis Technologies, Inc.* 3,217 257,489
Broadcom, Inc. 470,825 140,018,647
Cirrus Logic, Inc.* 5,322 607,719
Enphase Energy, Inc.* 13,138 495,303
Entegris, Inc. 15,160 1,269,498
GLOBALFOUNDRIES, Inc.* 8,332 278,206
Intel Corp.* 436,785 10,635,715
KLA Corp. 13,242 11,547,024
Lam Research Corp. 128,083 12,827,512
Lattice Semiconductor Corp.* 13,769 913,986
Marvell Technology, Inc. 86,499 5,437,760
Microchip Technology, Inc. 53,854 3,500,510
Micron Technology, Inc. 111,907 13,318,052
MKS, Inc. 6,716 694,031
Monolithic Power Systems, Inc. 4,794 4,006,633
NVIDIA Corp. 2,442,025 425,351,915
NXP Semiconductors NV 25,297 5,941,000
ON Semiconductor Corp.* 41,845 2,075,094
Onto Innovation, Inc.* 4,894 518,764
Power Integrations, Inc. 5,637 254,229
Qorvo, Inc.* 9,352 848,226
QUALCOMM, Inc. 109,866 17,658,762
Rambus, Inc.* 10,756 793,470
Silicon Laboratories, Inc.* 3,262 438,250
Skyworks Solutions, Inc. 15,033 1,126,573
Teradyne, Inc. 16,064 1,899,407
Texas Instruments, Inc. 90,969 18,419,403
Universal Display Corp. 4,426 613,399
Total Common Stocks
(Cost $693,450,253)
734,389,336
Principal
Amount
Short-Term Investments — 18 .7%
Repurchase Agreements (b) — 6 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $87,189,109
(Cost $87,147,423) $ 87,147,423
87,147,423
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 12 .2%
U.S. Treasury Bills
4.27%, 9/23/2025 (c) $ 40,000,000 $ 39,900,927
4.21%, 10/7/2025 (c) 30,000,000 29,877,646
4.27%, 10/28/2025 (c) 75,000,000 74,517,583
4.10%, 12/2/2025 (c) 20,000,000 19,797,070
Total U.S. Treasury Obligations
(Cost $164,062,042) 164,093,226
Total Short-Term Investments
(Cost $251,209,465) 251,240,649
Total Investments — 73.5%
(Cost $944,659,718) 985,629,985
Other assets less liabilities — 26.5% 354,969,594
Net Assets — 100.0% $ 1,340,599,579
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $126,684,130.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2025.

ULTRA SEMICONDUCTORS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Swap Agreements
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
479,468,023 11/6/2026 Bank of America NA 5.43%
Dow Jones U.S.
Semiconductors
SM
Index
c
76,982,943
399,013,408 3/6/2026 Barclays Bank PLC 5.28%
Dow Jones U.S.
Semiconductors
SM
Index
c
102,194,466
246,994,189 11/6/2025 BNP Paribas 5.23%
Dow Jones U.S.
Semiconductors
SM
Index
c
114,834,087
187,258,242 4/15/2027 Citibank NA 5.38%
Dow Jones U.S.
Semiconductors
SM
Index
c
(564,588)
7,754,067 3/6/2026 Goldman Sachs International 5.08%
Dow Jones U.S.
Semiconductors
SM
Index
c
(27,333,105)
80,627,477 4/15/2027 J.P. Morgan Securities, LLC 5.13%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,926,280)
10,569,237 4/15/2027
Morgan Stanley & Co.
International plc 5.18%
Dow Jones U.S.
Semiconductors
SM
Index
c
36,316
75,367,553 11/6/2026 Societe Generale 5.28%
Dow Jones U.S.
Semiconductors
SM
Index
c
15,386,197
458,946,911 11/6/2026 UBS AG 5.13%
Dow Jones U.S.
Semiconductors
SM
Index
c
76,627,812
1,945,999,107 356,237,848
Total Unrealized
Appreciation
386,061,821
Total Unrealized
Depreciation
(29,823,973)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2025 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks — 78 .3%
Aerospace & Defense — 1.3%
AAR Corp.* 647 $ 48,952
Kratos Defense & Security
Solutions, Inc.* 3,036 199,890
Mercury Systems, Inc.* 927 62,619
Moog, Inc., Class
a
A 516 101,059
National Presto Industries, Inc. 94 9,853
422,373
Air Freight & Logistics — 0.2%
Forward Air Corp.* 383 11,501
Hub Group, Inc., Class
a
A 1,107 41,424
52,925
Automobile Components — 1.7%
Adient plc* 1,533 38,018
American Axle & Manufacturing
Holdings, Inc.* 2,159 12,565
BorgWarner, Inc. 4,009 171,425
Dana, Inc. 2,366 47,699
Dorman Products, Inc.* 495 80,086
Fox Factory Holding Corp.* 761 22,016
Gentherm, Inc.* 563 20,702
LCI Industries 460 48,493
Patrick Industries, Inc. 610 68,228
Phinia, Inc. 726 42,456
Standard Motor Products, Inc. 381 14,787
XPEL, Inc.*(a) 414 15,384
581,859
Automobiles — 0.1%
Winnebago Industries, Inc. 511 18,386
Banks — 7.1%
Ameris Bancorp 1,177 86,251
Atlantic Union Bankshares
Corp. 2,599 92,862
Axos Financial, Inc.* 977 89,112
Banc of California, Inc. 2,336 39,525
BancFirst Corp. 364 48,401
Bancorp, Inc. (The)* 852 64,956
Bank of Hawaii Corp. 725 49,387
BankUnited, Inc. 1,372 53,769
Banner Corp. 631 42,296
Berkshire Hills Bancorp, Inc. 1,515 39,587
Capitol Federal Financial, Inc. 2,229 14,444
Cathay General Bancorp 1,279 63,835
Central Pacific Financial Corp. 492 15,409
City Holding Co. 264 33,919
Community Financial System,
Inc. 964 57,734
Customers Bancorp, Inc.* 536 38,426
CVB Financial Corp. 2,363 47,567
Dime Community Bancshares,
Inc. 720 22,147
Eagle Bancorp, Inc. 554 10,759
FB Financial Corp. 737 39,562
First Bancorp 756 41,270
First Bancorp 2,927 65,067
Investments
Shares Value
Common Stocks (continued)
First Commonwealth Financial
Corp. 1,908 $ 33,867
First Financial Bancorp 1,747 46,261
First Hawaiian, Inc. 2,294 59,529
Fulton Financial Corp. 3,317 65,212
Hanmi Financial Corp. 546 13,737
Heritage Financial Corp. 622 15,202
Hilltop Holdings, Inc. 831 29,151
Hope Bancorp, Inc. 2,313 25,744
Independent Bank Corp. 885 63,286
Lakeland Financial Corp. 466 31,898
National Bank Holdings Corp.,
Class
a
A 695 27,258
NBT Bancorp, Inc. 955 42,278
Northwest Bancshares, Inc. 2,635 33,333
OFG Bancorp 819 36,650
Park National Corp. 266 45,691
Pathward Financial, Inc. 430 34,172
Preferred Bank 211 19,918
Provident Financial Services,
Inc. 2,384 47,299
Renasant Corp. 1,681 65,778
S&T Bancorp, Inc. 699 27,617
Seacoast Banking Corp. of
Florida 1,551 48,252
ServisFirst Bancshares, Inc. 917 80,834
Simmons First National Corp.,
Class
a
A 2,594 53,903
Southside Bancshares, Inc. 518 16,182
Stellar Bancorp, Inc. 836 25,849
Tompkins Financial Corp. 229 16,062
Triumph Financial, Inc.* 405 24,903
TrustCo Bank Corp. 347 13,807
Trustmark Corp. 1,103 44,418
United Community Banks, Inc. 2,217 74,048
Veritex Holdings, Inc. 990 34,007
WaFd, Inc. 1,462 45,980
Westamerica Bancorp 478 23,905
WSFS Financial Corp. 1,036 60,388
2,382,704
Beverages — 0.1%
MGP Ingredients, Inc. 248 7,334
National Beverage Corp.* 427 17,955
25,289
Biotechnology — 2.1%
ACADIA Pharmaceuticals, Inc.* 2,260 58,737
ADMA Biologics, Inc.* 4,356 75,185
Alkermes plc* 3,009 87,171
Arcus Biosciences, Inc.* 1,236 13,089
Arrowhead Pharmaceuticals,
Inc.* 2,293 50,515
Catalyst Pharmaceuticals, Inc.* 2,092 43,074
Dynavax Technologies Corp.* 2,037 20,614
Krystal Biotech, Inc.* 464 68,533
Myriad Genetics, Inc.* 1,682 10,714
Protagonist Therapeutics, Inc.* 1,131 66,786
Sarepta Therapeutics, Inc.* 1,793 32,633
TG Therapeutics, Inc.* 2,474 72,562

ULTRA SMALLCAP600 :: AUGUST 31, 2025 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Veracyte, Inc.* 1,429 $ 43,356
Vericel Corp.* 918 33,378
Vir Biotechnology, Inc.* 1,690 8,349
Xencor, Inc.* 1,298 10,553
695,249
Broadline Retail — 0.4%
Etsy, Inc.* 1,903 100,878
Kohl's Corp. 2,031 30,587
131,465
Building Products — 2.2%
American Woodmark Corp.* 271 17,499
Apogee Enterprises, Inc. 394 17,326
Armstrong World Industries, Inc. 792 155,050
AZZ, Inc. 546 61,638
CSW Industrials, Inc. 306 83,703
Gibraltar Industries, Inc.* 538 33,673
Griffon Corp. 712 54,226
Hayward Holdings, Inc.* 2,604 41,872
Insteel Industries, Inc. 354 13,587
Masterbrand, Inc.* 2,312 29,386
Quanex Building Products
Corp. 857 18,228
Resideo Technologies, Inc.* 2,709 92,242
Zurn Elkay Water Solutions
Corp. 2,579 116,983
735,413
Capital Markets — 2.5%
Acadian Asset Management,
Inc. 490 24,975
Artisan Partners Asset
Management, Inc., Class
a
A 1,285 60,125
BGC Group, Inc., Class
a
A 6,910 67,787
Cohen & Steers, Inc. 493 36,413
Donnelley Financial Solutions,
Inc.* 464 26,341
Moelis & Co., Class
a
A 1,353 97,565
Piper Sandler Cos. 300 100,137
PJT Partners, Inc., Class
a
A 446 79,834
StepStone Group, Inc., Class
a
A 1,204 74,720
StoneX Group, Inc.* 794 81,123
Victory Capital Holdings, Inc.,
Class
a
A 859 61,230
Virtu Financial, Inc., Class
a
A 1,473 61,748
Virtus Investment Partners, Inc. 119 23,970
WisdomTree, Inc. 2,114 28,772
824,740
Chemicals — 2.5%
AdvanSix, Inc. 489 10,494
Balchem Corp. 595 96,444
Celanese Corp., Class
a
A 1,996 95,069
Chemours Co. (The) 2,731 42,057
Element Solutions, Inc. 4,070 104,680
FMC Corp. 2,279 89,109
Hawkins, Inc. 345 57,729
HB Fuller Co. 989 60,378
Ingevity Corp.* 665 38,823
Investments
Shares Value
Common Stocks (continued)
Innospec, Inc. 455 $ 39,853
Koppers Holdings, Inc. 365 10,578
Minerals Technologies, Inc. 579 37,896
Quaker Chemical Corp. 248 35,977
Sensient Technologies Corp. 775 87,932
Stepan Co. 387 19,362
826,381
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. 1,135 55,808
Brady Corp., Class
a
A 799 62,386
CoreCivic, Inc.* 1,992 40,398
Deluxe Corp. 816 16,043
Enviri Corp.* 1,469 16,600
GEO Group, Inc. (The)* 2,528 52,431
Healthcare Services Group,
Inc.* 1,330 20,761
HNI Corp. 849 38,154
Interface, Inc., Class
a
A 1,069 28,564
Liquidity Services, Inc.* 416 11,061
MillerKnoll, Inc. 1,236 26,092
OPENLANE, Inc.* 1,959 56,654
Pitney Bowes, Inc. 2,877 34,869
UniFirst Corp. 274 48,723
Vestis Corp. 2,092 9,790
518,334
Communications Equipment — 0.9%
Calix, Inc.* 1,053 62,601
Digi International, Inc.* 676 23,471
Extreme Networks, Inc.* 2,430 51,953
Harmonic, Inc.* 2,063 19,846
NetScout Systems, Inc.* 1,301 32,382
Viasat, Inc.* 1,555 50,273
Viavi Solutions, Inc.* 4,073 45,944
286,470
Construction & Engineering — 2.0%
Arcosa, Inc. 891 88,164
Dycom Industries, Inc.* 525 132,547
Everus Construction Group,
Inc.* 930 72,949
Granite Construction, Inc. 798 85,985
MYR Group, Inc.* 283 52,997
Sterling Infrastructure, Inc.* 555 154,584
WillScot Holdings Corp. 3,328 80,671
667,897
Consumer Finance — 0.6%
Bread Financial Holdings, Inc. 849 56,195
Encore Capital Group, Inc.* 426 17,824
Enova International, Inc.* 463 56,162
EZCORP, Inc., Class
a
A* 950 15,836
Navient Corp. 1,329 18,221
PRA Group, Inc.* 724 12,373
PROG Holdings, Inc. 736 25,937
World Acceptance Corp.* 57 9,771
212,319

AUGUST 31, 2025 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) 588 $ 24,049
Chefs' Warehouse, Inc. (The)* 646 40,789
Grocery Outlet Holding Corp.* 1,789 32,399
PriceSmart, Inc. 454 48,696
SpartanNash Co. 618 16,562
United Natural Foods, Inc.* 1,104 31,221
193,716
Containers & Packaging — 0.4%
O-I Glass, Inc.* 2,822 36,658
Sealed Air Corp. 2,683 87,117
123,775
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.* 655 85,772
Frontdoor, Inc.* 1,343 81,587
Matthews International Corp.,
Class
a
A 566 13,907
Mister Car Wash, Inc.* 1,719 9,815
Perdoceo Education Corp. 1,124 36,800
Strategic Education, Inc. 436 35,469
Stride, Inc.* 783 127,778
391,128
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 1,327 25,664
American Assets Trust, Inc.,
REIT 861 17,995
Armada Hoffler Properties, Inc.,
REIT 1,462 10,643
Essential Properties Realty
Trust, Inc., REIT 3,604 112,877
Global Net Lease, Inc., REIT 3,497 27,522
194,701
Diversified Telecommunication Services — 0.4%
Cogent Communications
Holdings, Inc. 774 29,590
Lumen Technologies, Inc.* 18,717 93,024
Shenandoah
Telecommunications Co. 841 11,143
Uniti Group, Inc. 2,700 17,010
150,767
Electric Utilities — 0.4%
MGE Energy, Inc. 667 56,795
Otter Tail Corp. 765 64,252
121,047
Electrical Equipment — 0.4%
Powell Industries, Inc. 172 45,780
Sunrun, Inc.* 4,169 66,579
Vicor Corp.* 421 21,517
133,876
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries,
Inc. 687 $ 102,830
Arlo Technologies, Inc.* 1,887 32,853
Badger Meter, Inc. 537 98,228
Benchmark Electronics, Inc. 659 26,749
CTS Corp. 544 23,115
ePlus, Inc. 481 34,810
Insight Enterprises, Inc.* 501 65,210
Itron, Inc.* 832 102,286
Knowles Corp.* 1,587 33,882
OSI Systems, Inc.* 285 65,564
PC Connection, Inc. 218 13,998
Plexus Corp.* 494 67,683
Ralliant Corp.* 2,067 86,421
Rogers Corp.* 308 24,166
Sanmina Corp.* 975 114,582
ScanSource, Inc.* 379 16,543
TTM Technologies, Inc.* 1,854 82,633
Vishay Intertechnology, Inc. 2,050 31,693
1,023,246
Energy Equipment & Services — 1.3%
Archrock, Inc. 3,226 79,876
Atlas Energy Solutions, Inc.,
Class
a
A*(b) 1,331 15,586
Bristow Group, Inc., Class
a
A* 451 17,368
Cactus, Inc., Class
a
A 1,249 52,396
Core Laboratories, Inc. 855 9,841
Helix Energy Solutions Group,
Inc.* 2,599 17,127
Helmerich & Payne, Inc. 1,814 37,894
Innovex International, Inc.* 705 12,168
Kodiak Gas Services, Inc. 721 25,805
Liberty Energy, Inc., Class
a
A 2,955 33,244
Oceaneering International, Inc.* 1,835 44,774
Patterson-UTI Energy, Inc. 6,408 37,230
ProPetro Holding Corp.* 1,460 7,446
RPC, Inc. 1,543 7,360
Tidewater, Inc.* 830 49,966
448,081
Entertainment — 0.3%
Cinemark Holdings, Inc. 1,842 47,524
Madison Square Garden Sports
Corp.* 306 60,539
108,063
Financial Services — 2.2%
Enact Holdings, Inc. 520 19,578
EVERTEC, Inc. 1,161 41,425
HA Sustainable Infrastructure
Capital, Inc. 2,206 62,297
Jackson Financial, Inc., Class
a
A 1,303 128,736
Mr Cooper Group, Inc.* 1,167 220,015
NCR Atleos Corp.* 1,340 53,091
NMI Holdings, Inc., Class
a
A* 1,425 56,074
Payoneer Global, Inc.* 4,751 33,019
Radian Group, Inc. 2,451 85,491

ULTRA SMALLCAP600 :: AUGUST 31, 2025 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Walker & Dunlop, Inc. 589 $ 50,094
749,820
Food Products — 0.9%
B&G Foods, Inc. 1,456 6,567
Cal-Maine Foods, Inc. 787 91,009
Fresh Del Monte Produce, Inc. 612 22,203
Freshpet, Inc.* 890 49,680
J & J Snack Foods Corp. 284 31,686
John B Sanfilippo & Son, Inc. 167 10,838
Simply Good Foods Co. (The)* 1,677 48,012
Tootsie Roll Industries, Inc. 305 12,264
TreeHouse Foods, Inc.* 829 15,204
WK Kellogg Co. 1,212 27,779
315,242
Gas Utilities — 0.4%
Chesapeake Utilities Corp. 426 52,645
MDU Resources Group, Inc. 3,728 60,729
Northwest Natural Holding Co. 735 30,525
143,899
Ground Transportation — 0.5%
ArcBest Corp. 418 30,832
Heartland Express, Inc. 788 6,769
Hertz Global Holdings, Inc.* 2,257 12,932
Marten Transport Ltd. 1,056 12,503
RXO, Inc.* 2,602 42,491
Schneider National, Inc.,
Class
a
B 858 21,210
Werner Enterprises, Inc. 1,127 32,514
159,251
Health Care Equipment & Supplies — 2.6%
Artivion, Inc.* 701 30,795
Avanos Medical, Inc.* 844 10,077
CONMED Corp. 564 30,659
Embecta Corp. 1,066 15,436
Enovis Corp.* 1,042 32,198
Glaukos Corp.* 1,043 99,940
ICU Medical, Inc.* 449 57,319
Inspire Medical Systems, Inc.* 538 50,405
Integer Holdings Corp.* 637 68,713
Integra LifeSciences Holdings
Corp.* 1,219 18,444
LeMaitre Vascular, Inc. 375 35,762
Merit Medical Systems, Inc.* 1,078 97,602
Neogen Corp.* 3,603 20,717
Omnicell, Inc.* 855 27,865
QuidelOrtho Corp.* 1,209 34,686
STAAR Surgical Co.* 903 24,706
Tandem Diabetes Care, Inc.* 1,215 15,200
Teleflex, Inc. 806 101,887
TransMedics Group, Inc.* 617 70,930
UFP Technologies, Inc.* 134 28,161
871,502
Health Care Providers & Services — 1.5%
AdaptHealth Corp., Class
a
A* 1,925 18,268
Investments
Shares Value
Common Stocks (continued)
Addus HomeCare Corp.* 331 $ 38,121
AMN Healthcare Services, Inc.* 698 14,504
Astrana Health, Inc.* 757 24,194
Concentra Group Holdings
Parent, Inc. 1,989 47,338
CorVel Corp.* 497 44,258
National HealthCare Corp. 226 25,646
NeoGenomics, Inc.* 2,348 20,615
Owens & Minor, Inc.* 1,340 6,566
Pediatrix Medical Group, Inc.* 1,536 26,435
Premier, Inc., Class
a
A 1,502 38,902
Privia Health Group, Inc.* 1,913 44,076
Progyny, Inc.* 1,361 32,215
RadNet, Inc.* 1,234 88,552
Select Medical Holdings Corp. 1,900 24,719
US Physical Therapy, Inc. 277 22,961
517,370
Health Care REITs — 0.7%
CareTrust REIT, Inc. 3,862 132,891
LTC Properties, Inc., REIT 838 30,587
Medical Properties Trust, Inc.,
REIT*(b) 10,961 49,325
Universal Health Realty Income
Trust, REIT 233 9,457
222,260
Health Care Technology — 0.2%
Certara, Inc.* 2,013 21,821
HealthStream, Inc. 440 12,355
Schrodinger, Inc.* 1,019 19,881
Simulations Plus, Inc.* 297 4,208
58,265
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. 4,037 52,723
DiamondRock Hospitality Co.,
REIT 3,764 32,220
Pebblebrook Hotel Trust, REIT 2,165 24,118
Ryman Hospitality Properties,
Inc., REIT 1,095 108,175
Summit Hotel Properties, Inc.,
REIT 1,994 10,927
Sunstone Hotel Investors, Inc.,
REIT 3,628 34,394
Xenia Hotels & Resorts, Inc.,
REIT 1,801 25,448
288,005
Hotels, Restaurants & Leisure — 1.5%
BJ's Restaurants, Inc.* 403 13,525
Bloomin' Brands, Inc. 1,381 10,150
Brinker International, Inc.* 811 126,500
Cheesecake Factory, Inc.
(The)*(b) 831 51,073
Cracker Barrel Old Country
Store, Inc. 406 24,287
Dave & Buster's Entertainment,
Inc.* 504 12,938
Golden Entertainment, Inc. 362 9,003

AUGUST 31, 2025 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Jack in the Box, Inc. 344 $ 6,639
Monarch Casino & Resort, Inc. 232 24,204
Papa John's International, Inc. 597 29,080
Penn Entertainment, Inc.* 2,655 53,711
Pursuit Attractions and
Hospitality, Inc.* 392 14,622
Sabre Corp.* 7,075 12,664
Shake Shack, Inc., Class
a
A* 734 77,804
Six Flags Entertainment Corp.* 1,715 38,913
505,113
Household Durables — 2.2%
Cavco Industries, Inc.* 146 77,452
Century Communities, Inc. 490 32,281
Champion Homes, Inc.* 961 72,517
Dream Finders Homes, Inc.,
Class
a
A* 523 14,534
Ethan Allen Interiors, Inc. 413 12,188
Green Brick Partners, Inc.* 553 38,622
Helen of Troy Ltd.* 419 10,286
Installed Building Products, Inc. 416 108,917
La-Z-Boy, Inc. 753 27,838
Leggett & Platt, Inc. 2,466 23,698
LGI Homes, Inc.* 376 23,278
M/I Homes, Inc.* 489 72,010
Meritage Homes Corp. 1,311 101,852
Newell Brands, Inc. 7,621 45,116
Sonos, Inc.* 2,191 30,499
Tri Pointe Homes, Inc.* 1,654 58,436
749,524
Household Products — 0.4%
Central Garden & Pet Co.* 154 5,610
Central Garden & Pet Co.,
Class
a
A* 901 29,760
Energizer Holdings, Inc. 1,199 33,045
WD-40 Co. 247 53,362
121,777
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 632 17,816
Clearway Energy, Inc., Class
a
C 1,519 45,281
63,097
Industrial REITs — 0.6%
Innovative Industrial Properties,
Inc., REIT 511 28,953
LXP Industrial Trust, REIT 5,396 48,996
Terreno Realty Corp., REIT 1,885 108,896
186,845
Insurance — 2.0%
AMERISAFE, Inc. 347 16,024
Assured Guaranty Ltd. 842 69,212
Employers Holdings, Inc. 439 18,991
Genworth Financial, Inc.,
Class
a
A* 7,562 64,806
Goosehead Insurance, Inc.,
Class
a
A 457 38,712
HCI Group, Inc. 170 28,341
Investments
Shares Value
Common Stocks (continued)
Horace Mann Educators Corp. 744 $ 34,209
Lincoln National Corp. 3,115 133,727
Mercury General Corp. 485 37,505
Palomar Holdings, Inc.* 488 60,034
ProAssurance Corp.* 936 22,286
Safety Insurance Group, Inc. 272 20,131
SiriusPoint Ltd.* 1,680 31,450
Stewart Information Services
Corp. 509 37,076
Trupanion, Inc.* 617 28,604
United Fire Group, Inc. 390 11,989
653,097
Interactive Media & Services — 0.8%
Angi, Inc., Class
a
A* 770 13,645
Cargurus, Inc., Class
a
A* 1,544 53,422
Cars.com, Inc.* 1,056 13,781
IAC, Inc.* 1,189 43,541
QuinStreet, Inc.* 1,039 16,292
Shutterstock, Inc. 444 9,293
TripAdvisor, Inc.* 2,155 37,540
Yelp, Inc., Class
a
A* 1,165 36,837
Ziff Davis, Inc.* 768 29,345
253,696
IT Services — 0.3%
DigitalOcean Holdings, Inc.* 1,146 37,383
DXC Technology Co.* 3,307 47,786
Grid Dynamics Holdings, Inc.* 1,141 9,459
94,628
Leisure Products — 0.2%
Acushnet Holdings Corp. 482 36,945
Sturm Ruger & Co., Inc. 302 10,470
Topgolf Callaway Brands Corp.* 2,581 24,675
72,090
Life Sciences Tools & Services — 0.2%
Azenta, Inc.* 835 25,501
BioLife Solutions, Inc.* 677 16,959
Cytek Biosciences, Inc.* 1,872 7,750
Fortrea Holdings, Inc.* 1,651 16,262
Mesa Laboratories, Inc. 99 6,707
73,179
Machinery — 4.1%
Alamo Group, Inc. 190 40,177
Albany International Corp.,
Class
a
A 551 34,994
Astec Industries, Inc. 417 19,303
Enerpac Tool Group Corp.,
Class
a
A 987 41,790
Enpro, Inc. 384 84,008
ESCO Technologies, Inc. 471 94,629
Federal Signal Corp. 1,112 136,765
Franklin Electric Co., Inc. 715 69,970
Gates Industrial Corp. plc* 4,186 106,994
Greenbrier Cos., Inc. (The) 573 26,719
Hillenbrand, Inc. 1,285 32,626

ULTRA SMALLCAP600 :: AUGUST 31, 2025 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
JBT Marel Corp. 844 $ 120,937
Kadant, Inc. 215 69,505
Kennametal, Inc. 1,391 29,809
Lindsay Corp. 198 27,172
Mueller Water Products, Inc.,
Class
a
A 2,859 75,363
Proto Labs, Inc.* 434 21,617
SPX Technologies, Inc.* 901 168,586
Standex International Corp. 220 44,895
Tennant Co. 340 27,894
Titan International, Inc.* 883 7,788
Trinity Industries, Inc. 1,489 42,317
Worthington Enterprises, Inc. 565 37,177
1,361,035
Marine Transportation — 0.2%
Matson, Inc. 596 62,014
Media — 0.5%
Cable One, Inc. 84 13,564
DoubleVerify Holdings, Inc.* 2,461 40,041
John Wiley & Sons, Inc.,
Class
a
A 745 30,232
Scholastic Corp. 429 11,008
TechTarget, Inc.* 495 2,921
TEGNA, Inc. 2,932 62,158
Thryv Holdings, Inc.* 750 9,645
169,569
Metals & Mining — 1.2%
Alpha Metallurgical Resources,
Inc.* 200 29,838
Century Aluminum Co.* 953 21,281
Kaiser Aluminum Corp. 292 22,738
Materion Corp. 380 42,104
Metallus, Inc.* 675 11,090
MP Materials Corp.* 2,430 172,870
SunCoke Energy, Inc. 1,544 11,920
Warrior Met Coal, Inc. 959 58,633
Worthington Steel, Inc. 639 21,279
391,753
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate
Finance, Inc. 2,332 24,696
Arbor Realty Trust, Inc.*(b) 3,506 41,862
ARMOUR Residential REIT,
Inc.*(b) 1,829 28,002
Blackstone Mortgage Trust,
Inc., Class
a
A 3,087 60,382
Ellington Financial, Inc. 1,724 23,515
Franklin BSP Realty Trust, Inc. 1,500 17,325
KKR Real Estate Finance Trust,
Inc. 1,039 10,006
New York Mortgage Trust, Inc. 1,647 11,891
PennyMac Mortgage
Investment Trust 1,587 19,536
Ready Capital Corp. 3,111 13,253
Redwood Trust, Inc. 2,429 14,865
Investments
Shares Value
Common Stocks (continued)
Two Harbors Investment Corp. 1,898 $ 18,980
284,313
Multi-Utilities — 0.2%
Avista Corp. 1,470 53,714
Unitil Corp. 296 13,900
67,614
Office REITs — 0.7%
Brandywine Realty Trust, REIT 3,155 13,440
Douglas Emmett, Inc., REIT 3,055 49,522
Easterly Government
Properties, Inc., Class
a
A, REIT 770 17,625
Highwoods Properties, Inc.,
REIT 1,967 62,020
JBG SMITH Properties, REIT 1,333 28,580
SL Green Realty Corp., REIT 1,296 73,729
244,916
Oil, Gas & Consumable Fuels — 1.9%
California Resources Corp. 1,269 63,044
Comstock Resources, Inc.* 1,657 26,727
Core Natural Resources, Inc. 913 67,799
Crescent Energy Co., Class
a
A 3,353 31,988
CVR Energy, Inc.* 624 19,026
Dorian LPG Ltd. 664 21,235
International Seaways, Inc. 738 33,520
Kinetik Holdings, Inc., Class
a
A 700 29,281
Magnolia Oil & Gas Corp.,
Class
a
A 3,411 84,866
Northern Oil & Gas, Inc. 1,792 46,879
Par Pacific Holdings, Inc.* 941 32,596
Peabody Energy Corp. 2,219 38,610
REX American Resources
Corp.* 267 16,706
SM Energy Co. 2,088 59,612
Talos Energy, Inc.* 2,247 22,200
Vital Energy, Inc.* 496 8,839
World Kinect Corp. 1,033 27,695
630,623
Paper & Forest Products — 0.1%
Sylvamo Corp. 624 28,785
Passenger Airlines — 0.4%
Allegiant Travel Co.* 264 16,542
JetBlue Airways Corp.* 5,560 29,746
SkyWest, Inc.* 738 89,593
Sun Country Airlines Holdings,
Inc.* 718 9,514
145,395
Personal Care Products — 0.2%
Edgewell Personal Care Co. 858 20,609
Interparfums, Inc. 328 37,701
USANA Health Sciences, Inc.* 197 6,286
64,596

AUGUST 31, 2025 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals,
Inc.* 671 $ 20,546
ANI Pharmaceuticals, Inc.* 310 28,985
Collegium Pharmaceutical, Inc.* 586 22,737
Corcept Therapeutics, Inc.* 1,722 120,058
Harmony Biosciences Holdings,
Inc.* 702 25,897
Innoviva, Inc.* 1,008 20,593
Ligand Pharmaceuticals, Inc.* 352 56,922
Organon & Co. 4,743 44,679
Pacira BioSciences, Inc.* 845 22,536
Phibro Animal Health Corp.,
Class
a
A 372 13,790
Prestige Consumer Healthcare,
Inc.* 902 61,372
Supernus Pharmaceuticals,
Inc.* 1,022 46,113
484,228
Professional Services — 1.0%
Amentum Holdings, Inc.* 2,752 68,662
CSG Systems International, Inc. 504 32,337
Heidrick & Struggles
International, Inc. 376 19,104
Korn Ferry 942 69,840
Robert Half, Inc. 1,832 68,370
Verra Mobility Corp., Class
a
A* 2,909 72,289
330,602
Real Estate Management & Development — 0.5%
Cushman & Wakefield plc* 4,220 66,550
eXp World Holdings, Inc. 1,567 16,971
Kennedy-Wilson Holdings, Inc. 2,170 19,096
Marcus & Millichap, Inc. 441 14,372
St Joe Co. (The) 690 34,817
151,806
Residential REITs — 0.2%
Centerspace, REIT 305 18,147
Elme Communities, REIT 1,608 27,465
NexPoint Residential Trust, Inc.,
REIT 401 13,839
Veris Residential, Inc., REIT 1,480 23,280
82,731
Retail REITs — 1.3%
Acadia Realty Trust, REIT 2,389 47,804
Curbline Properties Corp., REIT 1,728 38,932
Getty Realty Corp., REIT 931 26,617
Macerich Co. (The), REIT 4,609 84,805
Phillips Edison & Co., Inc., REIT 2,288 80,515
Saul Centers, Inc., REIT 221 7,551
SITE Centers Corp., REIT 861 10,573
Tanger, Inc., REIT 2,065 70,582
Urban Edge Properties, REIT 2,294 47,463
Whitestone REIT 817 10,752
425,594
Investments
Shares Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 2.4%
Alpha & Omega Semiconductor
Ltd.* 445 $ 12,803
Axcelis Technologies, Inc.* 586 46,903
CEVA, Inc.* 436 9,688
Cohu, Inc.* 848 16,875
Diodes, Inc.* 847 46,106
FormFactor, Inc.* 1,406 41,041
Ichor Holdings Ltd.* 623 10,498
Impinj, Inc.* 428 80,237
Kulicke & Soffa Industries, Inc. 963 36,113
MaxLinear, Inc., Class
a
A* 1,434 22,543
PDF Solutions, Inc.* 571 11,677
Penguin Solutions, Inc.* 963 23,237
Photronics, Inc.* 1,160 26,297
Qorvo, Inc.* 1,704 154,553
Semtech Corp.* 1,580 91,782
SiTime Corp.* 381 92,076
SolarEdge Technologies, Inc.* 1,077 36,424
Ultra Clean Holdings, Inc.* 824 19,793
Veeco Instruments, Inc.* 1,093 26,800
805,446
Software — 2.9%
A10 Networks, Inc. 1,315 23,289
ACI Worldwide, Inc.* 1,914 94,456
Adeia, Inc. 1,980 29,779
Agilysys, Inc.* 410 44,739
Alarm.com Holdings, Inc.* 908 53,236
BlackLine, Inc.* 944 51,325
Box, Inc., Class
a
A* 2,642 86,208
Cleanspark, Inc.* 5,074 48,051
Clear Secure, Inc., Class
a
A 1,683 61,110
InterDigital, Inc. 473 128,519
LiveRamp Holdings, Inc.* 1,200 33,504
MARA Holdings, Inc.*(b) 6,423 102,639
N-able, Inc.* 1,311 10,567
NCR Voyix Corp.* 2,513 33,121
Progress Software Corp.* 785 36,338
Sprinklr, Inc., Class
a
A* 2,094 18,092
SPS Commerce, Inc.* 693 76,438
Teradata Corp.* 1,744 36,589
968,000
Specialized REITs — 0.6%
Four Corners Property Trust,
Inc., REIT 1,833 47,456
Millrose Properties, Inc., REIT 2,194 77,470
Outfront Media, Inc., REIT 2,529 47,242
Safehold, Inc., REIT 837 13,777
185,945
Specialty Retail — 2.6%
Academy Sports & Outdoors,
Inc. 1,214 65,010
Advance Auto Parts, Inc. 1,092 66,601
American Eagle Outfitters, Inc. 2,877 37,228
Asbury Automotive Group, Inc.* 359 90,303
Boot Barn Holdings, Inc.* 558 99,196

ULTRA SMALLCAP600 :: AUGUST 31, 2025 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Buckle, Inc. (The) 553 $ 31,294
Caleres, Inc. 622 9,330
Foot Locker, Inc.*(b) 1,517 37,470
Group 1 Automotive, Inc. 231 107,364
Guess?, Inc. 503 8,455
MarineMax, Inc.* 345 9,091
Monro, Inc. 546 9,053
National Vision Holdings, Inc.* 1,442 33,080
Sally Beauty Holdings, Inc.* 1,841 25,516
Shoe Carnival, Inc. 324 6,772
Signet Jewelers Ltd. 783 68,943
Sonic Automotive, Inc., Class
a
A 264 21,698
Upbound Group, Inc. 939 23,860
Urban Outfitters, Inc.* 1,031 69,159
Victoria's Secret & Co.* 1,457 33,540
852,963
Technology Hardware, Storage & Peripherals — 0.4%
Corsair Gaming, Inc.* 830 7,412
Sandisk Corp.* 2,465 129,339
Xerox Holdings Corp. 2,134 8,493
145,244
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc. 665 18,993
G-III Apparel Group Ltd.* 695 18,765
Hanesbrands, Inc.* 6,452 40,712
Kontoor Brands, Inc. 912 70,452
Oxford Industries, Inc. 255 11,233
Steven Madden Ltd. 1,325 38,478
Wolverine World Wide, Inc. 1,479 47,239
245,872
Tobacco — 0.1%
Universal Corp. 451 25,233
Trading Companies & Distributors — 1.1%
Air Lease Corp., Class
a
A 1,896 114,158
Boise Cascade Co. 687 59,769
DNOW, Inc.* 1,926 30,816
DXP Enterprises, Inc.* 232 28,972
GMS, Inc.* 700 76,951
Rush Enterprises, Inc., Class
a
A 1,116 64,059
374,725
Water Utilities — 0.4%
American States Water Co. 703 52,395
California Water Service Group 1,087 51,013
H2O America 568 28,610
Middlesex Water Co. 327 17,507
149,525
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 1,091 11,979
Telephone and Data Systems,
Inc. 1,799 72,122
84,101
Total Common Stocks
(Cost $23,429,082)
26,131,492
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $167,865) 167,865 $ 167,865
Principal
Amount
Short-Term Investments — 16 .7%
Repurchase Agreements (e) — 16 .7%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $5,569,048
(Cost $5,566,385) $ 5,566,385
5,566,385
Total Investments — 95.5%
(Cost $29,163,332) 31,865,742
Other assets less liabilities — 4.5% 1,507,844
Net Assets — 100.0% $ 33,373,586
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $262,392, collateralized in the form of cash with
a value of $167,865 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $108,336 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 4, 2025 – August 15, 2054. The total value of collateral is $276,201.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $167,865.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Swap Agreements
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
11,569,735 1/12/2027 Bank of America NA 5.18% S&P SmallCap 600
®
(33,046)
8,921,363 11/6/2025 Citibank NA 4.88% S&P SmallCap 600
®
505,883
9,116,899 3/6/2026 Societe Generale 5.18% S&P SmallCap 600
®
(197,031)
10,978,812 11/6/2026 UBS AG 5.03% S&P SmallCap 600
®
(1,125,576)
40,586,809 (849,770)
Total Unrealized
Appreciation
505,883
Total Unrealized
Depreciation
(1,355,653)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA TECHNOLOGY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Shares Value
Common Stocks (a) — 72 .0%
Communications Equipment — 3.6%
Arista Networks, Inc.* 54,788 $ 7,481,302
Cisco Systems, Inc. 211,581 14,618,131
F5, Inc.* 3,028 948,188
Motorola Solutions, Inc. 8,887 4,198,752
27,246,373
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp., Class
a
A 64,358 7,006,012
CDW Corp. 7,026 1,157,604
Corning, Inc. 40,986 2,747,291
Jabil, Inc. 5,735 1,174,700
Keysight Technologies, Inc.* 9,171 1,498,816
TE Connectivity plc 15,794 3,261,461
Teledyne Technologies, Inc.* 2,475 1,331,971
Trimble, Inc.* 12,680 1,024,798
Zebra Technologies Corp.,
Class
a
A* 2,705 857,728
20,060,381
IT Services — 3.6%
Accenture plc, Class
a
A 33,318 8,661,680
Akamai Technologies, Inc.* 7,750 613,257
Cognizant Technology Solutions
Corp., Class
a
A 26,211 1,893,745
EPAM Systems, Inc.* 3,039 535,958
Gartner, Inc.* 4,098 1,029,377
GoDaddy, Inc., Class
a
A* 7,592 1,125,970
International Business
Machines Corp. 49,449 12,040,337
VeriSign, Inc. 4,451 1,216,770
27,117,094
Semiconductors & Semiconductor Equipment — 25.9%
Advanced Micro Devices, Inc.* 86,231 14,023,748
Analog Devices, Inc. 26,386 6,631,066
Applied Materials, Inc. 43,216 6,947,404
Broadcom, Inc. 95,842 28,502,452
Enphase Energy, Inc.* 6,998 263,825
First Solar, Inc.* 5,730 1,118,439
Intel Corp.* 232,004 5,649,297
KLA Corp. 7,058 6,154,576
Lam Research Corp. 68,026 6,812,804
Microchip Technology, Inc. 28,628 1,860,820
Micron Technology, Inc. 59,448 7,074,906
Monolithic Power Systems, Inc. 2,534 2,117,816
NVIDIA Corp. 497,074 86,580,349
NXP Semiconductors NV 13,432 3,154,505
ON Semiconductor Corp.* 22,224 1,102,088
QUALCOMM, Inc. 58,330 9,375,381
Skyworks Solutions, Inc. 7,976 597,721
Teradyne, Inc. 8,513 1,006,577
Texas Instruments, Inc. 48,299 9,779,582
198,753,356
Software — 25.7%
Adobe, Inc.* 22,647 8,078,185
Autodesk, Inc.* 11,372 3,578,768
Investments
Shares Value
Common Stocks (a) (continued)
Cadence Design Systems, Inc.* 14,496 $ 5,079,833
Crowdstrike Holdings, Inc.,
Class
a
A* 13,228 5,604,704
Datadog, Inc., Class
a
A* 9,834 1,344,111
Fair Isaac Corp.* 1,290 1,962,916
Fortinet, Inc.* 33,795 2,662,032
Gen Digital, Inc. 29,032 876,766
Intuit, Inc. 14,872 9,919,624
Microsoft Corp. 151,471 76,748,841
Oracle Corp. 86,522 19,565,220
Palantir Technologies, Inc.,
Class
a
A* 113,123 17,727,505
Palo Alto Networks, Inc.* 35,228 6,711,639
PTC, Inc.* 6,405 1,367,468
Roper Technologies, Inc. 5,745 3,023,651
Salesforce, Inc. 51,013 13,072,081
ServiceNow, Inc.* 11,028 10,117,749
Synopsys, Inc.* 9,814 5,922,945
Tyler Technologies, Inc.* 2,316 1,303,630
Workday, Inc., Class
a
A* 11,527 2,660,662
197,328,330
Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc. 304,391 70,661,327
Dell Technologies, Inc., Class
a
C 15,913 1,943,773
Hewlett Packard Enterprise Co. 69,843 1,576,356
HP, Inc. 50,159 1,431,538
NetApp, Inc. 10,821 1,220,501
Seagate Technology Holdings
plc 11,273 1,887,100
Super Micro Computer, Inc.* 27,326 1,135,122
Western Digital Corp. 18,529 1,488,620
81,344,337
Total Common Stocks
(Cost $449,530,795)
551,849,871
Principal
Amount
Short-Term Investments — 15 .1%
Repurchase Agreements (b) — 7 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $56,345,285
(Cost $56,318,347) $ 56,318,347
56,318,347
U.S. Treasury Obligations (a) — 7 .8%
U.S. Treasury Bills
4.21%, 10/7/2025 (c)
(Cost $59,748,750) 60,000,000 59,755,292
Total Short-Term Investments
(Cost $116,067,097) 116,073,639
Total Investments — 87.1%
(Cost $565,597,892) 667,923,510
Other assets less liabilities — 12.9% 99,084,657
Net Assets — 100.0% $ 767,008,167

AUGUST 31, 2025 (Unaudited) :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $128,476,897.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2025.
Swap Agreements
Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
111,686,948 4/15/2027 Bank of America NA 5.46%
S&P Technology Select Sector
Index
c
19,870,270
103,850,240 3/6/2026 Barclays Bank PLC 5.23%
S&P Technology Select Sector
Index
c
8,173,302
158,440,422 1/26/2026 BNP Paribas 5.23%
S&P Technology Select Sector
Index
c
6,109,655
94,547,617 4/15/2027 Citibank NA 5.38%
S&P Technology Select Sector
Index
c
26,807,803
179,858,642 1/26/2026 Goldman Sachs International 5.08%
S&P Technology Select Sector
Index
c
1,753,108
106,317,205 1/26/2026 J.P. Morgan Securities, LLC 5.08%
S&P Technology Select Sector
Index
c
(2,656,116)
64,748,583 3/8/2027 Societe Generale 5.28%
S&P Technology Select Sector
Index
c
9,914,679
162,447,259 4/15/2027 UBS AG 5.13%
S&P Technology Select Sector
Index
c
29,492,349
981,896,916 99,465,050
Total Unrealized
Appreciation
102,121,166
Total Unrealized
Depreciation
(2,656,116)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA TOP QQQ ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQUP
::
Investments
Shares Value
Common Stocks — 30 .9%
Automobiles — 1.8%
Tesla, Inc.* 1,105 $ 368,926
Broadline Retail — 3.5%
Amazon.com, Inc.* 3,207 734,403
Interactive Media & Services — 5.8%
Alphabet, Inc., Class
a
A 1,761 374,934
Alphabet, Inc., Class
a
C 1,651 352,538
Meta Platforms, Inc., Class
a
A 654 483,110
1,210,582
Semiconductors & Semiconductor Equipment — 9.4%
Broadcom, Inc. 2,354 700,056
NVIDIA Corp. 7,373 1,284,229
1,984,285
Software — 5.4%
Microsoft Corp. 2,247 1,138,533
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc. 4,521 1,049,505
Total Common Stocks
(Cost $6,093,750)
6,486,234
Principal
Amount
Short-Term Investments — 42 .7%
Repurchase Agreements (a) — 42 .7%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $8,976,625
(Cost $8,972,332) $ 8,972,332
8,972,332
Total Investments — 73.6%
(Cost $15,066,082) 15,458,566
Other assets less liabilities — 26.4% 5,531,800
Net Assets — 100.0% $ 20,990,366
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Top QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
24,897,284 3/8/2027 Barclays Bank PLC 5.31% Nasdaq 100 Mega Index 384,337
10,623,258 3/8/2027 Goldman Sachs International 5.08% Nasdaq 100 Mega Index 1,178,275
35,520,542 1,562,612
Total Unrealized
Appreciation
1,562,612
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Investments
Shares Value
Common Stocks (a) — 66 .2%
Electric Utilities — 42.4%
Alliant Energy Corp. 1,737 $ 113,027
American Electric Power Co.,
Inc. 3,612 401,004
Constellation Energy Corp. 2,119 652,610
Duke Energy Corp. 5,255 643,685
Edison International 2,601 145,994
Entergy Corp. 3,018 265,856
Evergy, Inc. 1,556 110,881
Eversource Energy 2,484 159,150
Exelon Corp. 6,826 298,160
FirstEnergy Corp. 3,473 151,492
NextEra Energy, Inc. 13,919 1,002,864
NRG Energy, Inc. 1,322 192,430
PG&E Corp. 14,859 227,045
Pinnacle West Capital Corp. 807 72,113
PPL Corp. 4,998 182,277
Southern Co. (The) 7,431 685,881
Xcel Energy, Inc. 3,900 282,321
5,586,790
Gas Utilities — 1.3%
Atmos Energy Corp. 1,074 178,424
Independent Power and Renewable Electricity Producers — 3.8%
AES Corp. (The) 4,813 65,168
Vistra Corp. 2,294 433,818
498,986
Multi-Utilities — 17.3%
Ameren Corp. 1,827 182,298
CenterPoint Energy, Inc. 4,413 166,414
CMS Energy Corp. 2,022 144,715
Consolidated Edison, Inc. 2,436 239,288
Dominion Energy, Inc. 5,766 345,383
DTE Energy Co. 1,403 191,720
NiSource, Inc. 3,183 134,545
Public Service Enterprise
Group, Inc. 3,374 277,782
Sempra 4,409 364,007
WEC Energy Group, Inc. 2,158 229,849
2,276,001
Water Utilities — 1.4%
American Water Works Co., Inc. 1,319 189,290
Total Common Stocks
(Cost $7,882,676)
8,729,491
Investments
Principal
Amount Value
Short-Term Investments — 8 .0%
Repurchase Agreements (b) — 8 .0%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,054,089
(Cost $1,053,585) $ 1,053,585
$ 1,053,585
Total Investments — 74.2%
(Cost $8,936,261) 9,783,076
Other assets less liabilities — 25.8% 3,400,813
Net Assets — 100.0% $ 13,183,889
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $33,864.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA UTILITIES :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Swap Agreements
Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
3,565,037 3/8/2027 Bank of America NA 5.38%
S&P Utilities Select Sector
Index
c
436,593
4,059,638 3/8/2027 Goldman Sachs International 5.08%
S&P Utilities Select Sector
Index
c
713,028
6,141,721 3/8/2027 Societe Generale 5.28%
S&P Utilities Select Sector
Index
c
305,533
3,899,870 3/8/2027 UBS AG 5.03%
S&P Utilities Select Sector
Index
c
347,570
17,666,266 1,802,724
Total Unrealized
Appreciation
1,802,724
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Shares Value
Common Stocks (a) — 63 .5%
Aerospace & Defense — 2.0%
Boeing Co. (The)* 61,452 $ 14,421,555
Banks — 2.6%
JPMorgan Chase & Co. 61,458 18,524,670
Beverages — 0.6%
Coca-Cola Co. (The) 61,450 4,239,436
Biotechnology — 2.5%
Amgen, Inc. 61,462 17,683,232
Broadline Retail — 2.0%
Amazon.com, Inc.* 61,451 14,072,279
Capital Markets — 6.4%
Goldman Sachs Group, Inc.
(The) 61,462 45,804,556
Chemicals — 3.1%
Sherwin-Williams Co. (The) 61,462 22,484,643
Communications Equipment — 0.6%
Cisco Systems, Inc. 61,446 4,245,304
Consumer Finance — 2.8%
American Express Co. 61,462 20,361,131
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc. 61,445 5,958,936
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 61,453 2,718,066
Entertainment — 1.0%
Walt Disney Co. (The) 61,448 7,274,214
Financial Services — 3.0%
Visa, Inc., Class
a
A 61,462 21,621,102
Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc. 61,462 19,045,230
Hotels, Restaurants & Leisure — 2.7%
McDonald's Corp. 61,462 19,270,796
Household Products — 1.3%
Procter & Gamble Co. (The) 61,451 9,650,265
Industrial Conglomerates — 3.2%
3M Co. 61,448 9,557,007
Honeywell International, Inc. 61,455 13,489,373
23,046,380
Insurance — 2.3%
Travelers Cos., Inc. (The) 61,454 16,685,376
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 2.1%
International Business
Machines Corp. 61,456 $ 14,963,921
Machinery — 3.6%
Caterpillar, Inc. 61,462 25,755,037
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp. 61,451 9,869,031
Pharmaceuticals — 2.2%
Johnson & Johnson 61,454 10,887,805
Merck & Co., Inc. 61,444 5,168,669
16,056,474
Semiconductors & Semiconductor Equipment — 1.5%
NVIDIA Corp. 61,448 10,703,013
Software — 6.5%
Microsoft Corp. 61,462 31,142,181
Salesforce, Inc. 61,463 15,749,894
46,892,075
Specialty Retail — 3.5%
Home Depot, Inc. (The) 61,462 25,000,898
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc. 61,453 14,265,699
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class
a
B 61,446 4,754,077
Total Common Stocks
(Cost $476,543,461)
455,367,396
Principal
Amount
Short-Term Investments — 29 .3%
Repurchase Agreements (b) — 9 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $68,997,082
(Cost $68,964,096) $ 68,964,096
68,964,096

ULTRAPRO DOW30
~
SM
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 19 .7%
U.S. Treasury Bills
4.27%, 10/2/2025 (c) $ 20,000,000 $ 19,929,788
4.23%, 10/9/2025 (c) 72,000,000 71,689,940
4.10%, 12/2/2025 (c) 50,000,000 49,492,675
Total U.S. Treasury Obligations
(Cost $141,089,557) 141,112,403
Total Short-Term Investments
(Cost $210,053,653) 210,076,499
Total Investments — 92.8%
(Cost $686,597,114) 665,443,895
Other assets less liabilities — 7.2% 51,517,943
Net Assets — 100.0% $ 716,961,838
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $106,022,583.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 523 9/19/2025 U.S. Dollar $ 119,246,615 $ 6,895,503
Swap Agreements
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
271,493,030 3/6/2026 Bank of America NA 5.43%
Dow Jones Industrial
Average
SM
(2,384,427)
428,577,321 11/6/2025 Barclays Bank PLC 5.28%
Dow Jones Industrial
Average
SM
40,267,818
109,353,257 4/6/2027 BNP Paribas 5.23%
Dow Jones Industrial
Average
SM
1,775,555
273,906,908 1/26/2026 Citibank NA 5.28%
Dow Jones Industrial
Average
SM
(48,633)
372,420,484 3/6/2026 Societe Generale 5.23%
Dow Jones Industrial
Average
SM
3,448,129
120,466,207 4/6/2027 UBS AG 5.13%
Dow Jones Industrial
Average
SM
1,090,229
1,576,217,207 44,148,671
Total Unrealized
Appreciation
46,581,731
Total Unrealized
Depreciation
(2,433,060)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks — 62 .6%
Aerospace & Defense — 1.5%
AeroVironment, Inc.* 198 $ 47,787
ATI, Inc.* 875 67,847
BWX Technologies, Inc. 567 91,877
Curtiss-Wright Corp. 234 111,887
Hexcel Corp. 499 31,512
Woodward, Inc. 369 91,077
441,987
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 710 37,382
Automobile Components — 0.5%
Autoliv, Inc. 441 54,715
Gentex Corp. 1,395 39,074
Goodyear Tire & Rubber Co.
(The)* 1,773 15,035
Lear Corp. 332 36,520
Visteon Corp. 169 20,949
166,293
Automobiles — 0.2%
Harley-Davidson, Inc. 678 19,743
Thor Industries, Inc. 330 36,168
55,911
Banks — 4.3%
Associated Banc-Corp. 1,013 27,321
Bank OZK 656 34,420
Cadence Bank 1,156 43,512
Columbia Banking System, Inc. 1,855 49,658
Comerica, Inc. 815 57,523
Commerce Bancshares, Inc. 753 46,641
Cullen/Frost Bankers, Inc. 399 51,483
East West Bancorp, Inc. 855 89,895
First Financial Bankshares, Inc. 799 29,699
First Horizon Corp. 3,147 71,122
Flagstar Financial, Inc. 1,880 24,101
FNB Corp. 2,233 37,269
Glacier Bancorp, Inc. 735 36,125
Hancock Whitney Corp. 531 33,410
Home BancShares, Inc. 1,139 33,897
International Bancshares Corp. 332 23,751
Old National Bancorp 2,020 46,238
Pinnacle Financial Partners, Inc. 477 46,374
Prosperity Bancshares, Inc. 591 40,856
SouthState Corp. 611 62,359
Synovus Financial Corp. 863 44,539
Texas Capital Bancshares, Inc.* 285 24,672
UMB Financial Corp. 443 54,002
United Bankshares, Inc. 879 33,701
Valley National Bancorp 2,955 30,909
Webster Financial Corp. 1,044 64,958
Western Alliance Bancorp 676 60,536
Wintrust Financial Corp. 415 56,975
Zions Bancorp NA 916 53,137
1,309,083
Investments
Shares Value
Common Stocks (continued)
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A* 51 $ 11,276
Celsius Holdings, Inc.* 975 61,308
Coca-Cola Consolidated, Inc. 364 42,675
115,259
Biotechnology — 1.4%
BioMarin Pharmaceutical, Inc.* 1,190 69,341
Cytokinetics, Inc.* 741 26,180
Exelixis, Inc.* 1,692 63,315
Halozyme Therapeutics, Inc.* 765 55,960
Neurocrine Biosciences, Inc.* 614 85,714
Roivant Sciences Ltd.* 2,612 31,161
United Therapeutics Corp.* 280 85,333
417,004
Broadline Retail — 0.2%
Macy's, Inc. 1,728 22,862
Ollie's Bargain Outlet Holdings,
Inc.* 381 48,326
71,188
Building Products — 1.5%
AAON, Inc. 419 34,756
Advanced Drainage Systems,
Inc. 438 63,059
Carlisle Cos., Inc. 268 103,418
Fortune Brands Innovations,
Inc. 746 43,656
Owens Corning 528 79,290
Simpson Manufacturing Co.,
Inc. 260 49,691
Trex Co., Inc.* 665 40,984
UFP Industries, Inc. 375 37,864
452,718
Capital Markets — 2.0%
Affiliated Managers Group, Inc. 176 39,568
Carlyle Group, Inc. (The) 1,322 85,348
Evercore, Inc., Class
a
A 223 71,706
Federated Hermes, Inc.,
Class
a
B 468 24,851
Hamilton Lane, Inc., Class
a
A 269 41,518
Houlihan Lokey, Inc., Class
a
A 334 66,550
Janus Henderson Group plc 782 34,658
Jefferies Financial Group, Inc. 1,011 65,563
Morningstar, Inc. 165 43,299
SEI Investments Co. 587 51,820
Stifel Financial Corp. 637 73,440
598,321
Chemicals — 1.0%
Ashland, Inc. 284 15,947
Avient Corp. 568 21,243
Axalta Coating Systems Ltd.* 1,356 42,389
Cabot Corp. 333 27,159
NewMarket Corp. 47 38,867
Olin Corp. 714 16,893

ULTRAPRO MIDCAP400 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
RPM International, Inc. 797 $ 99,872
Scotts Miracle-Gro Co. (The) 269 16,468
Westlake Corp. 207 18,179
297,017
Commercial Services & Supplies — 1.1%
Brink's Co. (The) 261 29,242
Clean Harbors, Inc.* 313 75,812
MSA Safety, Inc. 244 41,626
RB Global, Inc. 1,149 131,607
Tetra Tech, Inc. 1,635 59,547
337,834
Communications Equipment — 0.5%
Ciena Corp.* 882 82,882
Lumentum Holdings, Inc.* 431 57,241
140,123
Construction & Engineering — 2.2%
AECOM 821 102,535
API Group Corp.* 2,267 80,887
Comfort Systems USA, Inc. 218 153,337
EMCOR Group, Inc. 278 172,360
Fluor Corp.* 1,022 41,922
MasTec, Inc.* 380 69,042
Valmont Industries, Inc. 125 45,890
665,973
Construction Materials — 0.2%
Eagle Materials, Inc. 207 47,796
Knife River Corp.* 352 28,512
76,308
Consumer Finance — 0.5%
Ally Financial, Inc. 1,715 70,401
FirstCash Holdings, Inc. 239 35,197
SLM Corp. 1,302 40,727
146,325
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class
a
A 2,501 48,669
BJ's Wholesale Club Holdings,
Inc.* 819 80,000
Casey's General Stores, Inc. 230 113,739
Maplebear, Inc.* 1,019 44,194
Performance Food Group Co.* 969 98,257
Sprouts Farmers Market, Inc.* 607 85,308
US Foods Holding Corp.* 1,435 111,356
581,523
Containers & Packaging — 0.8%
AptarGroup, Inc. 410 57,101
Crown Holdings, Inc. 714 70,957
Graphic Packaging Holding Co. 1,872 41,689
Greif, Inc., Class
a
A 162 10,580
Silgan Holdings, Inc. 505 23,695
Sonoco Products Co. 612 28,917
232,939
Investments
Shares Value
Common Stocks (continued)
Diversified Consumer Services — 0.8%
Duolingo, Inc., Class
a
A* 244 $ 72,678
Graham Holdings Co., Class
a
B 21 22,807
Grand Canyon Education, Inc.* 174 35,073
H&R Block, Inc. 831 41,841
Service Corp. International 883 69,978
242,377
Diversified REITs — 0.3%
WP Carey, Inc., REIT 1,359 91,189
Diversified Telecommunication Services — 0.2%
Frontier Communications
Parent, Inc.* 1,382 51,245
Iridium Communications, Inc. 671 16,701
67,946
Electric Utilities — 0.6%
ALLETE, Inc. 359 23,030
IDACORP, Inc. 335 41,909
OGE Energy Corp. 1,249 55,780
Portland General Electric Co. 680 29,090
TXNM Energy, Inc. 575 32,568
182,377
Electrical Equipment — 1.1%
Acuity, Inc. 190 62,029
EnerSys 245 25,149
NEXTracker, Inc., Class
a
A* 892 59,996
nVent Electric plc 1,022 92,379
Regal Rexnord Corp. 412 61,524
Sensata Technologies Holding
plc 908 29,546
330,623
Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics, Inc.* 322 40,678
Avnet, Inc. 520 28,376
Belden, Inc. 245 31,899
Cognex Corp. 1,042 45,786
Coherent Corp.* 965 87,304
Crane NXT Co. 306 18,277
Fabrinet* 222 73,546
Flex Ltd.* 2,377 127,455
IPG Photonics Corp.* 164 13,419
Littelfuse, Inc. 153 39,754
Novanta, Inc.* 223 25,959
TD SYNNEX Corp. 464 68,705
Vontier Corp. 918 39,391
640,549
Energy Equipment & Services — 0.3%
NOV, Inc. 2,331 30,979
Valaris Ltd.* 406 20,166
Weatherford International plc 450 28,667
79,812

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 905 $ 30,182
Financial Services — 1.1%
Equitable Holdings, Inc. 1,886 100,448
Essent Group Ltd. 629 39,464
Euronet Worldwide, Inc.* 252 23,484
MGIC Investment Corp. 1,473 40,994
Shift4 Payments, Inc.,
Class
a
A*(a) 419 37,890
Voya Financial, Inc. 597 44,829
Western Union Co. (The) 2,051 17,782
WEX, Inc.* 212 36,326
341,217
Food Products — 0.5%
Darling Ingredients, Inc.* 981 33,315
Flowers Foods, Inc. 1,218 18,319
Ingredion, Inc. 399 51,686
Marzetti Co. (The) 120 21,912
Pilgrim's Pride Corp. 250 11,112
Post Holdings, Inc.* 280 31,682
168,026
Gas Utilities — 0.7%
National Fuel Gas Co. 561 48,661
New Jersey Resources Corp. 623 29,462
ONE Gas, Inc. 372 28,458
Southwest Gas Holdings, Inc. 375 29,955
Spire, Inc. 366 28,035
UGI Corp. 1,331 46,106
210,677
Ground Transportation — 0.9%
Avis Budget Group, Inc.* 105 16,614
Knight-Swift Transportation
Holdings, Inc., Class
a
A 1,005 44,119
Landstar System, Inc. 217 28,716
Ryder System, Inc. 257 48,193
Saia, Inc.* 165 48,916
XPO, Inc.* 731 94,811
281,369
Health Care Equipment & Supplies — 0.8%
DENTSPLY SIRONA, Inc. 1,237 17,689
Envista Holdings Corp.* 1,052 22,281
Globus Medical, Inc., Class
a
A* 701 42,950
Haemonetics Corp.* 312 17,017
Lantheus Holdings, Inc.* 429 23,552
LivaNova plc* 338 19,053
Masimo Corp.*(a) 279 38,979
Penumbra, Inc.* 240 65,434
246,955
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.* 572 13,133
Chemed Corp. 91 41,673
Investments
Shares Value
Common Stocks (continued)
Encompass Health Corp. 625 $ 76,100
Ensign Group, Inc. (The) 354 60,810
HealthEquity, Inc.* 538 48,060
Hims & Hers Health, Inc.* 1,217 51,540
Option Care Health, Inc.* 1,016 29,139
Tenet Healthcare Corp.* 576 106,174
426,629
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 2,180 37,888
Omega Healthcare Investors,
Inc., REIT 1,796 76,456
Sabra Health Care REIT, Inc. 1,476 28,206
142,550
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 828 56,254
Hotel & Resort REITs — 0.0%(b)
Park Hotels & Resorts, Inc.,
REIT 1,240 14,582
Hotels, Restaurants & Leisure — 2.0%
Aramark 1,626 63,593
Boyd Gaming Corp. 379 32,541
Cava Group, Inc.* 510 34,450
Choice Hotels International,
Inc.*(a) 137 16,382
Churchill Downs, Inc. 448 46,471
Hilton Grand Vacations, Inc.* 394 18,723
Hyatt Hotels Corp., Class
a
A 260 37,513
Light & Wonder, Inc.* 524 48,454
Marriott Vacations Worldwide
Corp. 197 15,396
Planet Fitness, Inc., Class
a
A* 520 54,496
Texas Roadhouse, Inc., Class
a
A 412 71,091
Travel + Leisure Co. 412 26,042
Vail Resorts, Inc. 232 38,002
Wendy's Co. (The) 1,002 10,631
Wingstop, Inc. 173 56,765
Wyndham Hotels & Resorts,
Inc. 478 41,400
611,950
Household Durables — 1.2%
KB Home 445 28,280
Somnigroup International, Inc. 1,281 107,540
Taylor Morrison Home Corp.,
Class
a
A* 623 41,971
Toll Brothers, Inc. 617 85,763
TopBuild Corp.* 176 74,054
Whirlpool Corp.*(a) 345 32,137
369,745
Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc. 358 32,897
Talen Energy Corp.* 283 107,234
140,131

ULTRAPRO MIDCAP400 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Industrial REITs — 0.7%
EastGroup Properties, Inc.,
REIT 325 $ 55,107
First Industrial Realty Trust, Inc.,
REIT 821 43,185
Rexford Industrial Realty, Inc.,
REIT 1,465 60,666
STAG Industrial, Inc., REIT 1,158 42,672
201,630
Insurance — 2.6%
American Financial Group, Inc. 446 60,593
Brighthouse Financial, Inc.* 356 16,825
CNO Financial Group, Inc. 615 24,274
Fidelity National Financial, Inc. 1,619 96,929
First American Financial Corp. 638 42,108
Hanover Insurance Group, Inc.
(The) 223 38,686
Kemper Corp. 373 20,011
Kinsale Capital Group, Inc. 137 62,671
Old Republic International
Corp. 1,411 56,398
Primerica, Inc. 204 54,945
Reinsurance Group of America,
Inc. 410 79,864
RenaissanceRe Holdings Ltd. 302 73,383
RLI Corp. 518 35,084
Ryan Specialty Holdings, Inc.,
Class
a
A 668 37,762
Selective Insurance Group, Inc. 377 29,493
Unum Group 995 69,511
798,537
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 1,612 17,571
IT Services — 0.8%
ASGN, Inc.* 272 14,756
Kyndryl Holdings, Inc.* 1,444 45,905
Okta, Inc., Class
a
A* 1,037 96,202
Twilio, Inc., Class
a
A* 947 100,013
256,876
Leisure Products — 0.3%
Brunswick Corp. 408 25,945
Mattel, Inc.* 2,004 36,673
Polaris, Inc. 328 18,558
YETI Holdings, Inc.* 514 18,072
99,248
Life Sciences Tools & Services — 1.1%
Avantor, Inc.* 4,228 56,951
Bio-Rad Laboratories, Inc.,
Class
a
A* 115 34,256
Bruker Corp. 686 23,310
Illumina, Inc.* 982 98,161
Medpace Holdings, Inc.* 146 69,424
Repligen Corp.* 324 39,632
Investments
Shares Value
Common Stocks (continued)
Sotera Health Co.* 951 $ 15,568
337,302
Machinery — 3.3%
AGCO Corp. 384 41,545
Chart Industries, Inc.* 279 55,622
CNH Industrial NV 5,427 62,139
Crane Co. 303 56,146
Donaldson Co., Inc. 742 59,115
Esab Corp. 354 40,841
Flowserve Corp. 811 43,518
Graco, Inc. 1,037 88,549
ITT, Inc. 488 83,082
Lincoln Electric Holdings, Inc. 346 83,950
Middleby Corp. (The)* 332 45,434
Mueller Industries, Inc. 687 65,911
Oshkosh Corp. 399 55,609
RBC Bearings, Inc.* 194 75,652
Terex Corp. 407 20,326
Timken Co. (The) 395 30,506
Toro Co. (The) 619 50,176
Watts Water Technologies, Inc.,
Class
a
A 170 47,073
1,005,194
Marine Transportation — 0.1%
Kirby Corp.* 348 33,826
Media — 0.5%
EchoStar Corp., Class
a
A* 833 51,471
New York Times Co. (The),
Class
a
A 1,007 60,259
Nexstar Media Group, Inc.,
Class
a
A 176 35,997
147,727
Metals & Mining — 1.2%
Alcoa Corp. 1,606 51,697
Carpenter Technology Corp. 309 74,432
Cleveland-Cliffs, Inc.* 3,008 32,336
Commercial Metals Co. 701 40,427
Reliance, Inc. 326 96,385
Royal Gold, Inc. 408 73,269
368,546
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 3,754 79,547
Starwood Property Trust, Inc. 2,151 43,601
123,148
Multi-Utilities — 0.2%
Black Hills Corp. 450 26,915
Northwestern Energy Group,
Inc. 381 21,911
48,826
Office REITs — 0.4%
COPT Defense Properties, REIT 699 20,117

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Cousins Properties, Inc., REIT 1,042 $ 30,729
Kilroy Realty Corp., REIT 661 27,491
Vornado Realty Trust, REIT 1,036 39,399
117,736
Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp. 2,081 37,021
Antero Resources Corp.* 1,811 57,807
Chord Energy Corp. 358 39,341
Civitas Resources, Inc. 528 19,420
CNX Resources Corp.* 898 26,222
DT Midstream, Inc. 631 65,738
HF Sinclair Corp. 994 50,575
Matador Resources Co. 722 36,360
Murphy Oil Corp. 832 20,683
Ovintiv, Inc. 1,613 67,939
PBF Energy, Inc., Class
a
A 610 16,665
Permian Resources Corp.,
Class
a
A 3,957 56,545
Range Resources Corp. 1,483 50,822
Viper Energy, Inc., Class
a
A 1,047 41,718
586,856
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 384 36,522
Passenger Airlines — 0.3%
Alaska Air Group, Inc.* 753 47,273
American Airlines Group, Inc.* 4,092 54,710
101,983
Personal Care Products — 0.3%
BellRing Brands, Inc.* 788 32,347
Coty, Inc., Class
a
A* 2,273 9,729
elf Beauty, Inc.* 350 43,750
85,826
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc.* 3,075 56,426
Jazz Pharmaceuticals plc* 382 48,801
Perrigo Co. plc 853 20,250
125,477
Professional Services — 1.4%
CACI International, Inc.,
Class
a
A* 136 65,242
Concentrix Corp. 285 15,037
ExlService Holdings, Inc.* 1,009 44,174
Exponent, Inc. 315 22,485
FTI Consulting, Inc.* 209 35,246
Genpact Ltd. 998 45,249
Insperity, Inc. 222 12,259
KBR, Inc. 805 40,620
ManpowerGroup, Inc. 287 12,169
Maximus, Inc. 350 30,772
Parsons Corp.* 292 23,389
Paylocity Holding Corp.* 267 47,854
Investments
Shares Value
Common Stocks (continued)
Science Applications
International Corp. 293 $ 34,486
428,982
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 295 90,143
Residential REITs — 0.6%
American Homes 4 Rent,
Class
a
A, REIT 1,972 70,637
Equity LifeStyle Properties, Inc.,
REIT 1,186 71,504
Independence Realty Trust,
Inc., REIT 1,448 26,223
168,364
Retail REITs — 0.6%
Agree Realty Corp., REIT 681 49,536
Brixmor Property Group, Inc.,
REIT 1,899 53,153
Kite Realty Group Trust, REIT 1,364 31,127
NNN REIT, Inc. 1,166 50,033
183,849
Semiconductors & Semiconductor Equipment — 1.6%
Allegro MicroSystems, Inc.* 811 25,019
Amkor Technology, Inc. 705 17,054
Cirrus Logic, Inc.* 330 37,683
Entegris, Inc. 939 78,632
Lattice Semiconductor Corp.* 853 56,622
MACOM Technology Solutions
Holdings, Inc.* 369 47,287
MKS, Inc. 416 42,989
Onto Innovation, Inc.* 303 32,118
Power Integrations, Inc. 349 15,740
Rambus, Inc.* 666 49,131
Silicon Laboratories, Inc.* 202 27,139
Synaptics, Inc.* 239 16,696
Universal Display Corp. 274 37,974
484,084
Software — 2.1%
Appfolio, Inc., Class
a
A* 143 39,665
BILL Holdings, Inc.* 588 27,295
Blackbaud, Inc.* 234 15,610
Commvault Systems, Inc.* 274 51,141
Docusign, Inc., Class
a
A* 1,256 96,285
Dolby Laboratories, Inc.,
Class
a
A 381 27,310
Dropbox, Inc., Class
a
A* 1,217 35,366
Dynatrace, Inc.* 1,860 94,116
Guidewire Software, Inc.* 520 112,851
Manhattan Associates, Inc.* 377 81,221
Pegasystems, Inc. 552 29,924
Qualys, Inc.* 225 30,557
641,341
Specialized REITs — 1.0%
CubeSmart, REIT 1,414 57,861
EPR Properties, REIT 472 25,606

ULTRAPRO MIDCAP400 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Gaming and Leisure Properties,
Inc., REIT 1,705 $ 81,857
Lamar Advertising Co., Class
a
A,
REIT 546 69,478
National Storage Affiliates Trust,
REIT 437 14,085
PotlatchDeltic Corp., REIT 444 18,661
Rayonier, Inc., REIT 870 22,864
290,412
Specialty Retail — 2.3%
Abercrombie & Fitch Co.,
Class
a
A* 296 27,685
AutoNation, Inc.* 154 33,738
Bath & Body Works, Inc. 1,322 38,616
Burlington Stores, Inc.* 391 113,656
Chewy, Inc., Class
a
A* 1,362 55,787
Dick's Sporting Goods, Inc. 350 74,480
Five Below, Inc.* 341 49,479
Floor & Decor Holdings, Inc.,
Class
a
A* 668 54,723
GameStop Corp., Class
a
A* 2,526 56,608
Gap, Inc. (The) 1,379 30,352
Lithia Motors, Inc., Class
a
A 162 54,542
Murphy USA, Inc. 112 42,168
Penske Automotive Group, Inc. 115 21,207
RH* 94 21,213
Valvoline, Inc.* 789 30,597
704,851
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class
a
A* 1,928 149,632
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.* 732 15,072
Columbia Sportswear Co. 190 10,587
Crocs, Inc.* 348 30,346
PVH Corp. 298 25,127
Skechers USA, Inc., Class
a
A* 808 50,969
Under Armour, Inc., Class
a
A* 1,172 5,860
Under Armour, Inc., Class
a
C* 795 3,911
VF Corp. 2,055 31,092
172,964
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies,
Inc. 236 62,205
Core & Main, Inc., Class
a
A* 1,175 76,046
GATX Corp. 222 37,365
MSC Industrial Direct Co., Inc.,
Class
a
A 277 24,993
Watsco, Inc. 216 86,914
WESCO International, Inc. 276 60,676
348,199
Water Utilities — 0.2%
Essential Utilities, Inc. 1,600 63,216
Total Common Stocks
(Cost $17,342,494)
19,037,196
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $112,509) 112,509 $ 112,509
Principal
Amount
Short-Term Investments — 16 .1%
Repurchase Agreements (e) — 9 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,902,239
(Cost $2,900,851) $ 2,900,851
2,900,851
U.S. Treasury Obligations (f) — 6 .6%
U.S. Treasury Bills
4.25%, 10/9/2025 (g)
(Cost $1,991,091) 2,000,000 1,991,387
Total Short-Term Investments
(Cost $4,891,942) 4,892,238
Total Investments — 79.1%
(Cost $22,346,945) 24,041,943
Other assets less liabilities — 20.9% 6,363,543
Net Assets — 100.0% $ 30,405,486
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $109,112, collateralized in the form of cash with a value of $112,509 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $112,509.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $481,914.
(g) The rate shown was the current yield as of August 31, 2025.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 11 9/19/2025 U.S. Dollar $ 3,584,350 $ 227,804
Swap Agreements
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
10,543,252 4/6/2027 Bank of America NA 5.38% S&P MidCap 400
®
1,799,102
10,169,031 4/7/2026 BNP Paribas 5.13% S&P MidCap 400
®
(1,207,821)
13,039,139 3/8/2027 Citibank NA 5.03% S&P MidCap 400
®
155,366
12,468,098 11/6/2026 Goldman Sachs International 4.98% S&P MidCap 400
®
(696,607)
11,298,200 3/6/2026 Societe Generale 5.10% S&P MidCap 400
®
176,576
11,070,414 1/26/2026 UBS AG 5.13% S&P MidCap 400
®
499,925
68,588,134 726,541
Total Unrealized
Appreciation
2,630,969
Total Unrealized
Depreciation
(1,904,428)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO QQQ :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) — 55 .8%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 63,484 $ 47,440,958
Automobiles — 1.6%
Tesla, Inc.* 1,204,508 402,149,086
Beverages — 1.1%
Coca-Cola Europacific Partners
plc 373,891 33,223,954
Keurig Dr Pepper, Inc. 1,105,750 32,166,268
Monster Beverage Corp.* 794,113 49,560,592
PepsiCo, Inc. 1,116,318 165,940,671
280,891,485
Biotechnology — 1.5%
Amgen, Inc. 437,797 125,958,575
Biogen, Inc.* 119,127 15,750,972
Gilead Sciences, Inc. 1,012,922 114,429,798
Regeneron Pharmaceuticals,
Inc. 86,589 50,282,232
Vertex Pharmaceuticals, Inc.* 209,096 81,760,718
388,182,295
Broadline Retail — 3.8%
Amazon.com, Inc.* 3,513,303 804,546,387
MercadoLibre, Inc.* 41,135 101,723,153
PDD Holdings, Inc., ADR* 543,760 65,370,827
971,640,367
Chemicals — 0.7%
Linde plc 383,440 183,395,518
Commercial Services & Supplies — 0.4%
Cintas Corp. 328,677 69,032,030
Copart, Inc.* 786,556 38,391,799
107,423,829
Communications Equipment — 0.9%
Cisco Systems, Inc. 3,224,171 222,757,974
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp. 361,155 340,684,735
Electric Utilities — 0.8%
American Electric Power Co.,
Inc. 434,969 48,290,258
Constellation Energy Corp. 255,273 78,618,979
Exelon Corp. 821,906 35,900,854
Xcel Energy, Inc. 469,456 33,983,920
196,794,011
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 107,181 17,659,142
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 806,661 36,622,409
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 2.0%
Electronic Arts, Inc. 204,039 $ 35,084,506
Netflix, Inc.* 346,620 418,803,615
Take-Two Interactive Software,
Inc.* 148,480 34,635,930
Warner Bros Discovery, Inc.* 2,014,358 23,447,127
511,971,178
Financial Services — 0.2%
PayPal Holdings, Inc.* 791,726 55,571,248
Food Products — 0.4%
Kraft Heinz Co. (The) 963,703 26,954,773
Mondelez International, Inc.,
Class
a
A 1,054,184 64,769,065
91,723,838
Ground Transportation — 0.3%
CSX Corp. 1,529,480 49,723,395
Old Dominion Freight Line, Inc. 171,950 25,959,291
75,682,686
Health Care Equipment & Supplies — 0.9%
Dexcom, Inc.* 319,215 24,049,658
GE HealthCare Technologies,
Inc. 372,848 27,490,083
IDEXX Laboratories, Inc.* 65,537 42,408,337
Intuitive Surgical, Inc.* 292,097 138,248,050
232,196,128
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class
a
A* 351,298 45,854,928
Booking Holdings, Inc. 26,604 148,957,126
DoorDash, Inc., Class
a
A* 324,698 79,632,185
Marriott International, Inc.,
Class
a
A 223,105 59,760,905
Starbucks Corp. 925,149 81,588,890
415,794,034
Industrial Conglomerates — 0.4%
Honeywell International, Inc. 523,385 114,883,008
Interactive Media & Services — 5.1%
Alphabet, Inc., Class
a
A 1,926,115 410,089,145
Alphabet, Inc., Class
a
C 1,806,498 385,741,518
Meta Platforms, Inc., Class
a
A 718,518 530,769,246
1,326,599,909
IT Services — 0.7%
Cognizant Technology Solutions
Corp., Class
a
A 401,404 29,001,439
Shopify, Inc., Class
a
A* 991,701 140,107,517
169,108,956
Machinery — 0.2%
PACCAR, Inc. 427,382 42,729,652

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 114,367 $ 30,373,588
Comcast Corp., Class
a
A 3,032,362 103,009,337
Trade Desk, Inc. (The), Class
a
A* 364,762 19,937,891
153,320,816
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 237,856 35,383,459
Pharmaceuticals — 0.1%
AstraZeneca plc, ADR 485,203 38,767,720
Professional Services — 0.9%
Automatic Data Processing, Inc. 330,622 100,525,619
Paychex, Inc. 293,176 40,884,859
Thomson Reuters Corp. 366,540 65,101,169
Verisk Analytics, Inc., Class
a
A 113,895 30,537,528
237,049,175
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 343,471 30,737,220
Semiconductors & Semiconductor Equipment — 13.5%
Advanced Micro Devices, Inc.* 1,320,145 214,695,181
Analog Devices, Inc. 404,030 101,536,779
Applied Materials, Inc. 653,404 105,041,227
ARM Holdings plc, ADR* 108,984 15,073,577
ASML Holding NV (Registered),
ADR 71,056 52,767,607
Broadcom, Inc. 2,573,417 765,308,482
GLOBALFOUNDRIES, Inc.* 450,051 15,027,203
Intel Corp.* 3,551,705 86,484,017
KLA Corp. 107,728 93,938,816
Lam Research Corp. 1,041,447 104,300,917
Marvell Technology, Inc. 701,986 44,130,350
Microchip Technology, Inc. 439,170 28,546,050
Micron Technology, Inc. 909,880 108,284,819
NVIDIA Corp. 8,074,952 1,406,495,139
NXP Semiconductors NV 205,670 48,301,600
ON Semiconductor Corp.* 340,209 16,870,964
QUALCOMM, Inc. 894,006 143,693,584
Texas Instruments, Inc. 739,722 149,778,911
3,500,275,223
Software — 10.2%
Adobe, Inc.* 347,039 123,788,811
AppLovin Corp., Class
a
A* 250,420 119,848,508
Atlassian Corp., Class
a
A* 134,530 23,916,743
Autodesk, Inc.* 174,380 54,877,386
Cadence Design Systems, Inc.* 222,361 77,921,965
Crowdstrike Holdings, Inc.,
Class
a
A* 202,837 85,942,037
Datadog, Inc., Class
a
A* 260,002 35,537,073
Fortinet, Inc.* 623,256 49,093,875
Intuit, Inc. 227,030 151,429,010
Microsoft Corp. 2,459,665 1,246,287,659
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 1,842,371 $ 288,717,959
Palo Alto Networks, Inc.* 543,054 103,462,648
Roper Technologies, Inc. 87,460 46,031,073
Strategy, Inc., Class
a
A* 206,775 69,147,628
Synopsys, Inc.* 150,626 90,905,804
Workday, Inc., Class
a
A* 175,720 40,559,690
Zscaler, Inc.* 126,795 35,128,555
2,642,596,424
Specialty Retail — 0.4%
O'Reilly Automotive, Inc.* 696,003 72,161,591
Ross Stores, Inc. 267,737 39,400,177
111,561,768
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc. 4,942,739 1,147,407,431
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 93,505 18,906,711
Trading Companies & Distributors — 0.2%
Fastenal Co. 934,085 46,386,661
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. 924,510 232,967,275
Total Common Stocks
(Cost $14,325,115,562)
14,427,262,329
Principal
Amount
Short-Term Investments — 19.0%
Repurchase Agreements (b) — 1.1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $275,551,634
(Cost $275,419,896) $ 275,419,896
275,419,896
U.S. Treasury Obligations (a) — 17.9%
U.S. Treasury Bills
4.29%, 9/2/2025 (c) 500,000,000 500,000,000
4.26%, 9/4/2025 (c) 500,000,000 499,882,500
4.29%, 9/9/2025 (c) 600,000,000 599,504,748
4.28%, 9/16/2025 (c) 300,000,000 299,502,942
4.29%, 9/23/2025 (c) 500,000,000 498,761,585
4.26%, 9/30/2025 (c) 250,000,000 249,175,555
4.23%, 10/7/2025 (c) 300,000,000 298,776,459
4.24%, 10/9/2025 (c) 500,000,000 497,846,805
4.27%, 10/21/2025 (c) 500,000,000 497,179,095
4.28%, 11/4/2025 (c) 500,000,000 496,440,410
4.10%, 12/2/2025 (c) 200,000,000 197,970,700
Total U.S. Treasury Obligations
(Cost $4,634,271,506) 4,635,040,799
Total Short-Term Investments
(Cost $4,909,691,402) 4,910,460,695

ULTRAPRO QQQ :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Principal
Amount Value
Total Investments — 74.8%
(Cost $19,234,806,964) $ 19,337,723,024
Other assets less liabilities — 25.2% 6,511,477,431
Net Assets — 100.0% $ 25,849,200,455
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,871,364,053.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt
Futures Contracts Purchased
UltraPro QQQ had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 6,228 9/19/2025 U.S. Dollar $ 2,922,395,580 $ 130,297,782
Swap Agreements
UltraPro QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
6,248,311,165 3/6/2026 Bank of America NA 5.48% Nasdaq-100 Index
®
237,168,221
7,950,588,784 4/7/2026 Barclays Bank PLC 5.28% Nasdaq-100 Index
®
248,413,067
7,898,817,290 11/6/2025 BNP Paribas 5.38% Nasdaq-100 Index
®
1,149,420,177
7,359,466,506 1/26/2026 Citibank NA 5.38% Nasdaq-100 Index
®
10,650,079
6,201,901,803 3/8/2027 Goldman Sachs International 5.23% Nasdaq-100 Index
®
1,324,316,682
4,410,083,618 1/26/2026 J.P. Morgan Securities, LLC 5.18% Nasdaq-100 Index
®
835,885,216
2,615,198,014 11/6/2026
Morgan Stanley & Co.
International plc 5.28% Nasdaq-100 Index
®
280,911,591
5,905,251,847 4/6/2027
Nomura Global Financial
Products Inc. 5.53% Nasdaq-100 Index
®
1,037,759,073
5,853,222,784 12/11/2025 Societe Generale 5.28% Nasdaq-100 Index
®
812,272,103
5,758,203,009 3/6/2026 UBS AG 5.25% Nasdaq-100 Index
®
185,759,811
60,201,044,820 6,122,556,020
Total Unrealized
Appreciation
6,122,556,020
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) — 58.0%
Aerospace & Defense — 1.0%
AAR Corp.* 2,935 $ 222,062
AeroVironment, Inc.* 2,615 631,130
AerSale Corp.* 2,642 22,800
Archer Aviation, Inc., Class
a
A * 44,810 401,049
Astronics Corp.* 2,487 90,452
Byrna Technologies, Inc.* 1,488 30,355
Cadre Holdings, Inc. 2,340 72,095
Ducommun, Inc.* 1,135 103,535
Eve Holding, Inc.* 4,196 16,490
Intuitive Machines, Inc.*(b) 8,991 78,851
Kratos Defense & Security
Solutions, Inc.* 13,536 891,210
Mercury Systems, Inc.* 4,278 288,979
Moog, Inc., Class
a
A 2,311 452,609
National Presto Industries, Inc. 429 44,968
Park Aerospace Corp. 1,498 28,073
Redwire Corp.* 2,761 24,601
Satellogic , Inc., Class
a
A *(b) 5,664 21,127
V2X, Inc.* 1,413 81,248
VSE Corp. 1,672 271,533
3,773,167
Air Freight & Logistics — 0.1%
Forward Air Corp.* 1,849 55,526
Hub Group, Inc., Class
a
A 4,913 183,844
Radiant Logistics, Inc.* 2,723 17,618
256,988
Automobile Components — 0.8%
Adient plc* 6,922 171,666
American Axle & Manufacturing
Holdings, Inc.* 9,504 55,313
Cooper-Standard Holdings,
Inc.* 1,389 51,143
Dana, Inc. 10,886 219,462
Dorman Products, Inc.* 2,271 367,425
Fox Factory Holding Corp.* 3,454 99,924
Garrett Motion, Inc. 10,434 135,538
Gentherm , Inc.* 2,505 92,109
Goodyear Tire & Rubber Co.
(The)* 21,471 182,074
Holley, Inc.* 4,892 19,910
LCI Industries 2,024 213,370
Luminar Technologies, Inc.,
Class
a
A *(b) 3,305 5,619
Modine Manufacturing Co.* 4,308 586,448
Motorcar Parts of America, Inc.* 1,497 22,305
Patrick Industries, Inc. 2,672 298,863
Phinia , Inc. 3,239 189,417
Solid Power, Inc.* 11,911 51,575
Standard Motor Products, Inc. 1,738 67,452
Strattec Security Corp.* 320 21,078
Visteon Corp. 2,259 280,026
XPEL, Inc.*(c) 1,978 73,502
3,204,219
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A *(b) 7,314 $ 16,311
Livewire Group, Inc.*(b) 3,019 11,623
Winnebago Industries, Inc. 2,241 80,631
108,565
Banks — 6.3%
1st Source Corp. 1,570 101,139
ACNB Corp. 847 38,386
Amalgamated Financial Corp. 1,924 55,584
Amerant Bancorp, Inc., Class
a
A 3,052 65,618
Ameris Bancorp 5,440 398,643
Ames National Corp. 731 14,605
Arrow Financial Corp. 1,357 40,344
Associated Banc-Corp. 13,681 368,977
Atlantic Union Bankshares
Corp. 11,724 418,899
Axos Financial, Inc.* 4,282 390,561
Banc of California, Inc. 11,391 192,736
BancFirst Corp. 1,715 228,044
Bancorp, Inc. (The)* 3,747 285,671
Bank First Corp. 756 98,220
Bank of Hawaii Corp. 3,237 220,504
Bank of Marin Bancorp 1,209 29,669
Bank of NT Butterfield & Son
Ltd. (The) 3,579 161,484
Bank7 Corp. 351 17,413
BankFinancial Corp. 917 11,352
BankUnited, Inc. 6,206 243,213
Bankwell Financial Group, Inc. 579 24,480
Banner Corp. 2,801 187,751
Bar Harbor Bankshares 1,240 40,015
BayCom Corp. 852 25,782
BCB Bancorp, Inc. 1,276 11,356
Berkshire Hills Bancorp, Inc. 3,820 99,817
Blue Foundry Bancorp* 1,573 14,613
Blue Ridge Bankshares , Inc.* 5,279 21,169
Bridgewater Bancshares, Inc.* 1,714 28,075
Brookline Bancorp, Inc. 7,217 79,026
Burke & Herbert Financial
Services Corp. 1,110 70,552
Business First Bancshares, Inc. 2,340 58,523
BV Financial, Inc.* 712 11,947
Byline Bancorp, Inc. 2,242 64,816
C&F Financial Corp. 253 18,211
Cadence Bank 14,418 542,694
California BanCorp * 1,848 31,120
Camden National Corp. 1,379 56,387
Capital Bancorp, Inc. 964 32,766
Capital City Bank Group, Inc. 1,142 50,088
Capitol Federal Financial, Inc. 10,124 65,604
Carter Bankshares , Inc.* 1,885 36,682
Cathay General Bancorp 5,539 276,452
CB Financial Services, Inc. 382 12,717
Central Pacific Financial Corp. 2,185 68,434
CF Bankshares , Inc. 317 7,798
Chain Bridge Bancorp, Inc.,
Class
a
A * 192 5,806

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Chemung Financial Corp. 344 $ 18,548
ChoiceOne Financial Services,
Inc. 1,177 36,322
Citizens & Northern Corp. 1,230 24,846
Citizens Community Bancorp,
Inc. 787 13,009
Citizens Financial Services, Inc. 370 22,185
City Holding Co. 1,176 151,092
Civista Bancshares, Inc. 1,254 26,572
CNB Financial Corp. 2,302 60,566
Coastal Financial Corp.* 1,062 121,599
Colony Bankcorp , Inc. 1,391 23,897
Columbia Financial, Inc.* 2,235 33,592
Community Financial System,
Inc. 4,355 260,821
Community Trust Bancorp, Inc. 1,311 76,589
Community West Bancshares 1,378 29,379
ConnectOne Bancorp, Inc. 3,917 100,275
Customers Bancorp, Inc.* 2,431 174,278
CVB Financial Corp. 10,870 218,813
Dime Community Bancshares,
Inc. 3,278 100,831
Eagle Bancorp Montana, Inc. 608 10,658
Eagle Bancorp, Inc. 2,442 47,424
Eagle Financial Services, Inc. 376 14,074
Eastern Bankshares , Inc. 16,167 276,617
ECB Bancorp, Inc.* 633 10,774
Enterprise Financial Services
Corp. 3,016 184,700
Equity Bancshares, Inc.,
Class
a
A 1,306 52,932
Esquire Financial Holdings, Inc. 586 57,487
Farmers & Merchants Bancorp,
Inc. 1,045 27,651
Farmers National Banc Corp. 3,002 45,570
FB Bancorp, Inc.* 1,467 17,575
FB Financial Corp. 3,451 185,250
Fidelity D&D Bancorp, Inc. 389 16,980
Financial Institutions, Inc. 1,633 45,185
Finward Bancorp 280 8,960
Finwise Bancorp* 746 14,420
First Bancorp 13,292 295,481
First Bancorp 3,320 181,239
First Bancorp, Inc. (The) 884 24,027
First Bank 1,775 29,856
First Busey Corp. 7,038 173,839
First Business Financial
Services, Inc. 654 34,217
First Capital, Inc. 265 10,892
First Commonwealth Financial
Corp. 8,328 147,822
First Community Bankshares ,
Inc. 1,284 48,766
First Community Corp. 607 16,553
First Financial Bancorp 7,841 207,630
First Financial Bankshares , Inc. 11,061 411,137
First Financial Corp. 938 55,342
First Foundation, Inc.* 5,216 31,035
First Internet Bancorp 639 16,048
First Interstate BancSystem ,
Inc., Class
a
A 7,239 236,860
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 4,795 $ 199,088
First Mid Bancshares, Inc. 1,700 68,748
First National Corp. 642 14,997
First Savings Financial Group,
Inc. 458 12,558
First United Corp. 494 18,461
First Western Financial, Inc.* 679 15,861
Firstsun Capital Bancorp* 1,036 39,378
Five Star Bancorp 1,282 42,011
Flagstar Financial, Inc. 24,978 320,218
Flushing Financial Corp. 2,650 36,464
Franklin Financial Services
Corp. 346 16,158
FS Bancorp, Inc. 546 23,320
Fulton Financial Corp. 15,010 295,097
FVCBankcorp , Inc. 1,294 17,553
GBank Financial Holdings,
Inc.*(b) 740 29,397
German American Bancorp, Inc. 2,982 124,588
Glacier Bancorp, Inc. 9,398 461,912
Great Southern Bancorp, Inc. 705 44,619
Greene County Bancorp, Inc. 574 13,770
Guaranty Bancshares, Inc. 737 36,216
Hancock Whitney Corp. 7,081 445,537
Hanmi Financial Corp. 2,468 62,095
Hanover Bancorp, Inc. 388 8,749
HarborOne Bancorp, Inc. 3,142 40,406
Hawthorn Bancshares, Inc. 475 15,879
HBT Financial, Inc. 1,046 27,709
Heritage Commerce Corp. 4,926 50,886
Heritage Financial Corp. 2,805 68,554
Hilltop Holdings, Inc. 3,780 132,602
Hingham Institution For Savings
(The)*(b) 129 36,654
Home Bancorp, Inc. 565 31,790
Home BancShares , Inc. 15,488 460,923
HomeStreet , Inc.* 1,511 20,958
HomeTrust Bancshares, Inc. 1,315 54,388
Hope Bancorp, Inc. 9,608 106,937
Horizon Bancorp, Inc. 3,569 60,173
Independent Bank Corp. 4,007 286,541
Independent Bank Corp. 1,663 54,696
International Bancshares Corp. 4,483 320,714
Investar Holding Corp. 755 17,697
John Marshall Bancorp, Inc. 1,039 20,583
Kearny Financial Corp. 4,705 31,759
Lakeland Financial Corp. 2,104 144,019
Landmark Bancorp, Inc. 370 9,831
LCNB Corp. 1,105 17,879
LINKBANCORP, Inc. 1,769 12,878
Live Oak Bancshares, Inc. 2,907 112,472
MainStreet Bancshares, Inc. 576 13,046
Mercantile Bank Corp. 1,304 64,222
Meridian Corp. 747 11,758
Metrocity Bankshares , Inc. 1,606 48,084
Metropolitan Bank Holding
Corp. 799 63,433
Mid Penn Bancorp, Inc. 1,640 49,430
Middlefield Banc Corp. 600 18,420
Midland States Bancorp, Inc. 1,694 31,203

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
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Investments
Shares Value
Common Stocks (a) (continued)
MidWestOne Financial Group,
Inc. 1,688 $ 51,045
MVB Financial Corp. 948 23,131
National Bank Holdings Corp.,
Class
a
A 3,117 122,249
National Bankshares , Inc. 512 16,046
NB Bancorp, Inc. 2,878 54,365
NBT Bancorp, Inc. 4,208 186,288
Nicolet Bankshares , Inc. 1,110 153,502
Northeast Bank 607 67,110
Northeast Community Bancorp,
Inc. 1,015 22,888
Northfield Bancorp, Inc. 3,100 36,735
Northpointe Bancshares, Inc. 868 15,468
Northrim Bancorp, Inc. 449 42,219
Northwest Bancshares, Inc. 11,861 150,042
Norwood Financial Corp. 707 19,131
Oak Valley Bancorp 562 16,011
OceanFirst Financial Corp. 4,699 86,415
OFG Bancorp 3,724 166,649
Ohio Valley Banc Corp. 313 11,581
Old National Bancorp 26,351 603,174
Old Point Financial Corp. 331 13,935
Old Second Bancorp, Inc. 3,567 65,847
OP Bancorp 969 14,089
Orange County Bancorp, Inc. 782 20,864
Origin Bancorp, Inc. 2,445 95,086
Orrstown Financial Services,
Inc. 1,535 53,495
Pacific Premier Bancorp, Inc. 7,896 193,373
Park National Corp. 1,219 209,388
Parke Bancorp, Inc. 816 18,401
Pathward Financial, Inc. 1,932 153,536
Patriot National Bancorp, Inc.* 3,610 5,415
PCB Bancorp 895 19,780
Peapack-Gladstone Financial
Corp. 1,314 38,119
Peoples Bancorp of North
Carolina, Inc. 348 11,025
Peoples Bancorp, Inc. 2,866 88,674
Peoples Financial Services
Corp. 766 40,146
Pioneer Bancorp, Inc.* 924 12,114
Plumas Bancorp 436 18,918
Ponce Financial Group, Inc.* 1,615 23,967
Preferred Bank 1,023 96,571
Primis Financial Corp. 1,730 19,809
Princeton Bancorp, Inc. 437 14,928
Provident Bancorp, Inc.* 1,313 16,898
Provident Financial Services,
Inc. 10,589 210,086
QCR Holdings, Inc. 1,361 106,675
RBB Bancorp 1,387 28,059
Red River Bancshares, Inc. 387 25,310
Renasant Corp. 7,752 303,336
Republic Bancorp, Inc., Class
a
A 687 52,720
Rhinebeck Bancorp, Inc.* 368 4,920
Richmond Mutual Bancorp, Inc. 750 11,093
Riverview Bancorp, Inc. 1,680 8,501
S&T Bancorp, Inc. 3,142 124,140
SB Financial Group, Inc. 487 10,227
Investments
Shares Value
Common Stocks (a) (continued)
Seacoast Banking Corp. of
Florida 6,993 $ 217,552
ServisFirst Bancshares, Inc. 4,243 374,020
Shore Bancshares, Inc. 2,535 43,577
Sierra Bancorp 1,032 31,641
Simmons First National Corp.,
Class
a
A 11,636 241,796
SmartFinancial , Inc. 1,194 43,999
Sound Financial Bancorp, Inc. 174 8,225
South Plains Financial, Inc. 1,059 43,027
Southern First Bancshares,
Inc.* 641 28,909
Southern Missouri Bancorp,
Inc. 793 45,625
Southside Bancshares, Inc. 2,378 74,289
SR Bancorp, Inc. 648 9,765
Stellar Bancorp, Inc. 3,866 119,537
Stock Yards Bancorp, Inc. 2,164 174,656
Texas Capital Bancshares, Inc.* 3,742 323,945
Third Coast Bancshares, Inc.* 1,060 42,220
Timberland Bancorp, Inc. 614 20,538
Tompkins Financial Corp. 1,108 77,715
Towne Bank 5,811 213,206
TriCo Bancshares 2,516 114,277
Triumph Financial, Inc.* 1,841 113,203
TrustCo Bank Corp. 1,529 60,839
Trustmark Corp. 4,669 188,021
UMB Financial Corp. 5,976 728,474
Union Bankshares , Inc.*(b) 299 7,825
United Bankshares , Inc. 11,641 446,316
United Community Banks, Inc. 9,907 330,894
United Security Bancshares 1,138 10,834
Unity Bancorp, Inc. 601 31,462
Univest Financial Corp. 2,369 75,026
USCB Financial Holdings, Inc. 874 15,199
Valley National Bancorp 39,880 417,145
Veritex Holdings, Inc. 4,357 149,663
Virginia National Bankshares
Corp. 390 16,228
WaFd , Inc. 6,618 208,136
Washington Trust Bancorp, Inc. 1,584 48,043
WesBanco , Inc. 7,782 255,250
West Bancorp, Inc. 1,243 24,810
Westamerica Bancorp 2,090 104,521
Western New England Bancorp,
Inc. 1,509 18,923
WSFS Financial Corp. 4,771 278,102
24,288,204
Beverages — 0.1%
MGP Ingredients, Inc. 1,160 34,301
National Beverage Corp.* 1,974 83,007
Vita Coco Co., Inc. (The)* 3,304 118,085
Zevia PBC, Class
a
A * 2,592 7,257
242,650
Biotechnology — 4.0%
4D Molecular Therapeutics,
Inc.* 3,299 20,322
89bio, Inc.* 10,255 92,603

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
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URTY
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Investments
Shares Value
Common Stocks (a) (continued)
Abeona Therapeutics, Inc.* 3,590 $ 24,520
Absci Corp.*(b) 8,967 21,431
ACADIA Pharmaceuticals, Inc.* 10,225 265,748
Actuate Therapeutics, Inc.* 481 4,060
ADC Therapeutics SA* 5,951 18,270
ADMA Biologics, Inc.* 19,051 328,820
Agios Pharmaceuticals, Inc.* 4,641 175,012
Akebia Therapeutics, Inc.* 20,542 64,502
Akero Therapeutics, Inc.* 5,743 268,370
Aldeyra Therapeutics, Inc.* 4,460 26,046
Alector , Inc.* 6,547 15,385
Alkermes plc* 13,331 386,199
Allogene Therapeutics, Inc.* 12,459 14,079
Altimmune , Inc.*(b) 6,358 24,351
Amicus Therapeutics, Inc.* 22,879 173,652
AnaptysBio , Inc.* 1,600 32,528
Anavex Life Sciences Corp.*(b) 6,869 66,217
Anika Therapeutics, Inc.* 1,024 9,605
Annexon , Inc.* 7,865 16,202
Apogee Therapeutics, Inc.* 2,621 95,326
Arbutus Biopharma Corp.* 12,438 46,145
Arcellx , Inc.* 3,009 208,795
Arcturus Therapeutics Holdings,
Inc.* 2,079 35,364
Arcus Biosciences, Inc.* 5,665 59,992
Arcutis Biotherapeutics, Inc.* 8,800 136,576
Ardelyx , Inc.* 19,390 123,320
ArriVent Biopharma, Inc.* 1,893 36,194
Arrowhead Pharmaceuticals,
Inc.* 9,910 218,317
ARS Pharmaceuticals, Inc.* 4,506 52,360
Astria Therapeutics, Inc.* 3,512 21,704
aTyr Pharma, Inc.* 7,145 38,440
Aura Biosciences, Inc.* 3,081 19,287
Aurinia Pharmaceuticals, Inc.* 9,679 116,051
Avidity Biosciences, Inc.* 9,402 437,945
Avita Medical, Inc.*(b) 2,181 9,466
Beam Therapeutics, Inc.* 7,856 128,524
Benitec Biopharma, Inc.* 1,187 15,716
Bicara Therapeutics, Inc.*(b) 2,812 33,575
BioCryst Pharmaceuticals, Inc.* 17,211 143,023
Biohaven Ltd.* 7,436 114,440
Bridgebio Pharma, Inc.* 12,849 665,064
Bright Minds Biosciences, Inc.* 376 14,621
Candel Therapeutics, Inc.*(b) 3,232 18,713
Capricor Therapeutics, Inc.*(b) 3,162 19,857
Cardiff Oncology, Inc.*(b) 5,092 10,693
CareDx , Inc.* 4,479 61,183
Cartesian Therapeutics, Inc.*(b) 761 7,648
Catalyst Pharmaceuticals, Inc.* 9,512 195,852
Celcuity , Inc.* 2,359 120,852
Celldex Therapeutics, Inc.* 5,384 118,879
CG oncology, Inc.* 4,591 123,131
Cidara Therapeutics, Inc.* 1,383 90,434
Cogent Biosciences, Inc.* 8,724 105,386
Coherus Oncology, Inc.*(b) 8,714 10,108
Compass Therapeutics, Inc.* 7,533 26,290
Corvus Pharmaceuticals, Inc.* 4,304 24,705
CRISPR Therapeutics AG*(b) 6,804 352,651
Cullinan Therapeutics, Inc.* 4,192 31,608
Investments
Shares Value
Common Stocks (a) (continued)
Cytokinetics, Inc.* 9,599 $ 339,133
Day One Biopharmaceuticals,
Inc.* 5,913 44,407
Denali Therapeutics, Inc.* 10,883 166,183
Design Therapeutics, Inc.* 2,598 14,367
DiaMedica Therapeutics, Inc.* 2,172 12,402
Dianthus Therapeutics, Inc.* 1,604 37,806
Disc Medicine, Inc.* 2,023 120,662
Dynavax Technologies Corp.* 8,648 87,518
Dyne Therapeutics, Inc.* 7,712 104,035
Editas Medicine, Inc.* 6,933 17,818
Eledon Pharmaceuticals, Inc.* 4,814 12,468
Emergent BioSolutions, Inc.* 4,434 36,802
Enanta Pharmaceuticals, Inc.* 1,658 13,927
Entrada Therapeutics, Inc.* 2,308 12,625
Erasca , Inc.* 14,262 22,391
Fate Therapeutics, Inc.* 8,936 9,293
Fennec Pharmaceuticals, Inc.* 1,925 17,075
Foghorn Therapeutics, Inc.* 2,690 13,611
Geron Corp.* 49,882 69,835
Gossamer Bio, Inc.* 15,606 38,547
GRAIL, Inc.* 2,508 82,237
Greenwich Lifesciences, Inc.*(b) 500 5,740
Gyre Therapeutics, Inc.* 1,115 8,630
Heron Therapeutics, Inc.* 12,569 16,968
Humacyte , Inc.* 10,297 15,960
Ideaya Biosciences, Inc.* 6,886 169,051
ImmunityBio , Inc.* 18,900 44,226
Immunome, Inc.* 6,053 57,564
Immunovant , Inc.* 5,613 82,455
Inhibikase Therapeutics, Inc.* 4,970 8,946
Inhibrx Biosciences, Inc.* 747 21,065
Inmune Bio, Inc.* 1,372 2,785
Intellia Therapeutics, Inc.* 8,473 96,211
Iovance Biotherapeutics, Inc.* 21,066 46,977
Ironwood Pharmaceuticals,
Inc., Class
a
A * 13,147 17,354
Jade Biosciences, Inc.*(b) 2,665 21,054
Janux Therapeutics, Inc.* 3,236 73,522
KalVista Pharmaceuticals, Inc.* 3,101 41,739
Keros Therapeutics, Inc.* 2,775 42,208
Kodiak Sciences, Inc.* 2,689 24,309
Korro Bio, Inc.* 546 12,602
Krystal Biotech, Inc.* 2,037 300,865
Kura Oncology, Inc.* 6,501 51,358
Kymera Therapeutics, Inc.* 3,847 158,496
Larimar Therapeutics, Inc.* 3,478 12,590
Lexeo Therapeutics, Inc.* 1,963 9,403
Madrigal Pharmaceuticals, Inc.* 1,386 606,860
MannKind Corp.* 24,878 114,190
MeiraGTx Holdings plc* 3,425 25,002
Metsera , Inc.*(b) 1,460 51,523
MiMedx Group, Inc.* 9,723 69,033
Mineralys Therapeutics, Inc.* 3,217 49,799
Mirum Pharmaceuticals, Inc.* 3,572 263,864
Monopar Therapeutics, Inc.* 337 11,509
Monte Rosa Therapeutics, Inc.* 3,833 18,398
Myriad Genetics, Inc.* 7,481 47,654
Neurogene , Inc.*(b) 809 14,950
Nkarta , Inc.* 4,395 9,317

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
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Investments
Shares Value
Common Stocks (a) (continued)
Novavax, Inc.* 12,304 $ 91,911
Nurix Therapeutics, Inc.* 6,196 57,871
Nuvalent , Inc., Class
a
A * 3,532 270,481
Nuvectis Pharma, Inc.* 1,060 6,954
Olema Pharmaceuticals, Inc.* 4,891 26,705
Organogenesis Holdings, Inc.,
Class
a
A * 5,611 28,897
ORIC Pharmaceuticals, Inc.* 3,688 37,728
Oruka Therapeutics, Inc.* 2,234 33,063
Palvella Therapeutics, Inc.*(b) 564 30,541
Perspective Therapeutics, Inc.* 4,896 16,451
Praxis Precision Medicines,
Inc.* 1,466 66,762
Precigen , Inc.* 12,325 55,586
Prime Medicine, Inc.*(b) 4,794 15,533
Protagonist Therapeutics, Inc.* 4,783 282,436
Protalix BioTherapeutics , Inc.* 5,727 8,877
Protara Therapeutics, Inc.* 2,654 8,280
Prothena Corp. plc* 3,186 26,125
PTC Therapeutics, Inc.* 6,387 315,071
Puma Biotechnology, Inc.* 3,487 17,574
Recursion Pharmaceuticals,
Inc., Class
a
A *(b) 27,902 131,139
REGENXBIO, Inc.* 3,846 34,345
Relay Therapeutics, Inc.* 10,881 39,063
Replimune Group, Inc.* 5,407 29,198
Rezolute , Inc.* 5,499 39,153
Rhythm Pharmaceuticals, Inc.* 4,471 461,184
Rigel Pharmaceuticals, Inc.* 1,448 56,255
Rocket Pharmaceuticals, Inc.* 6,892 22,606
Sana Biotechnology, Inc.*(b) 10,963 33,547
Savara , Inc.* 10,395 34,096
Scholar Rock Holding Corp.* 6,671 217,808
SELLAS Life Sciences Group,
Inc.*(b) 7,843 15,059
Sionna Therapeutics, Inc.* 1,013 24,940
Soleno Therapeutics, Inc.* 3,302 223,446
Solid Biosciences, Inc.* 5,422 29,713
Spyre Therapeutics, Inc.* 4,099 67,593
Stoke Therapeutics, Inc.*(b) 3,367 66,532
Syndax Pharmaceuticals, Inc.* 7,004 114,375
Tango Therapeutics, Inc.*(b) 6,304 42,300
Taysha Gene Therapies, Inc.* 13,614 39,753
Tectonic Therapeutic, Inc.* 902 23,037
Tevogen Bio Holdings, Inc.* 2,326 2,117
TG Therapeutics, Inc.* 11,936 350,083
Tonix Pharmaceuticals Holding
Corp.*(b) 623 18,459
Tourmaline Bio, Inc.* 1,566 36,644
Travere Therapeutics, Inc.* 7,241 126,717
TriSalus Life Sciences, Inc.* 1,310 6,838
TuHURA Biosciences, Inc.* 2,107 5,689
Twist Bioscience Corp.* 4,861 131,101
Tyra Biosciences, Inc.* 1,980 25,087
Upstream Bio, Inc.* 2,863 49,043
UroGen Pharma Ltd.* 3,030 58,933
Vanda Pharmaceuticals, Inc.* 4,577 21,649
Vaxcyte , Inc.* 10,334 318,184
Vera Therapeutics, Inc.,
Class
a
A * 4,229 91,516
Veracyte , Inc.* 6,439 195,359
Investments
Shares Value
Common Stocks (a) (continued)
Verastem , Inc.* 3,729 $ 34,493
Vericel Corp.* 4,142 150,603
Vir Biotechnology, Inc.* 7,320 36,161
Viridian Therapeutics, Inc.* 5,708 104,913
Voyager Therapeutics, Inc.* 3,827 12,859
X4 Pharmaceuticals, Inc.* 1 4
Xencor , Inc.* 5,791 47,081
Xenon Pharmaceuticals, Inc.* 6,243 241,667
XOMA Royalty Corp.* 769 24,969
Y- mAbs Therapeutics, Inc.* 3,027 25,881
Zenas Biopharma, Inc.*(b) 1,335 21,360
Zymeworks , Inc.* 4,030 59,684
15,372,558
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A * 2,057 53,688
Kohl's Corp.*(b) 8,968 135,058
Savers Value Village, Inc.* 1,915 23,152
211,898
Building Products — 0.8%
American Woodmark Corp.* 1,207 77,936
Apogee Enterprises, Inc. 1,740 76,516
AZZ, Inc. 2,441 275,564
CSW Industrials, Inc. 1,340 366,544
Gibraltar Industries, Inc.* 2,454 153,596
Griffon Corp. 3,226 245,692
Insteel Industries, Inc. 1,537 58,990
Janus International Group, Inc.* 11,145 115,351
JELD-WEN Holding, Inc.* 6,987 44,647
Masterbrand, Inc.* 10,441 132,705
Quanex Building Products
Corp. 3,892 82,783
Resideo Technologies, Inc.* 12,211 415,785
Tecnoglass , Inc. 1,999 145,087
UFP Industries, Inc. 4,968 501,619
Zurn Elkay Water Solutions
Corp. 12,358 560,559
3,253,374
Capital Markets — 1.1%
Acadian Asset Management,
Inc. 2,284 116,415
AlTi Global, Inc.* 3,497 15,142
Artisan Partners Asset
Management, Inc., Class
a
A 5,147 240,828
Bakkt Holdings, Inc.,
Class
a
A *(b) 423 3,710
BGC Group, Inc., Class
a
A 29,459 288,993
Cohen & Steers, Inc. 2,280 168,401
Diamond Hill Investment Group,
Inc. 225 32,796
DigitalBridge Group, Inc. 14,086 160,721
Donnelley Financial Solutions,
Inc.* 2,188 124,213
Fidus Investment Corp. 1 15
Forge Global Holdings, Inc.* 839 15,815
GCM Grosvenor, Inc.,
Class
a
A *(b) 3,642 47,200
Marex Group plc 2,616 92,502

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
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Investments
Shares Value
Common Stocks (a) (continued)
MarketWise , Inc. 177 $ 3,179
Moelis & Co., Class
a
A 6,111 440,664
Open Lending Corp.* 8,423 17,773
P10, Inc., Class
a
A 4,469 55,147
Patria Investments Ltd., Class
a
A 4,942 66,915
Perella Weinberg Partners,
Class
a
A 5,009 110,849
Piper Sandler Cos. 1,438 479,990
PJT Partners, Inc., Class
a
A 1,890 338,310
Siebert Financial Corp.* 1,164 3,178
Silvercrest Asset Management
Group, Inc., Class
a
A 659 10,801
StepStone Group, Inc., Class
a
A 5,157 320,043
StoneX Group, Inc.* 3,716 379,664
Value Line, Inc. 62 2,352
Victory Capital Holdings, Inc.,
Class
a
A 3,640 259,459
Virtus Investment Partners, Inc. 541 108,974
Westwood Holdings Group, Inc. 613 10,887
WisdomTree, Inc. 9,892 134,630
4,049,566
Chemicals — 1.0%
AdvanSix , Inc. 2,159 46,332
American Vanguard Corp.* 2,140 11,556
Arq , Inc.* 2,600 20,072
ASP Isotopes, Inc.* 4,669 43,328
Aspen Aerogels, Inc.* 5,449 37,271
Avient Corp. 7,556 282,594
Balchem Corp. 2,700 437,643
Cabot Corp. 4,461 363,839
Chemours Co. (The) 12,381 190,667
Core Molding Technologies,
Inc.* 695 13,344
Ecovyst , Inc.* 8,874 80,665
Flotek Industries, Inc.* 1,172 14,170
Hawkins, Inc. 1,603 268,230
HB Fuller Co. 4,496 274,481
Ingevity Corp.* 2,998 175,023
Innospec, Inc. 2,066 180,961
Intrepid Potash, Inc.* 883 26,870
Koppers Holdings, Inc. 1,589 46,049
Kronos Worldwide, Inc. 1,794 11,446
LSB Industries, Inc.* 4,425 36,816
Mativ Holdings, Inc. 4,442 55,836
Minerals Technologies, Inc. 2,624 171,741
Orion SA 4,561 48,119
Perimeter Solutions, Inc.* 11,442 256,186
PureCycle Technologies, Inc.* 10,676 152,560
Quaker Chemical Corp. 1,151 166,976
Rayonier Advanced Materials,
Inc.* 5,295 29,493
Sensient Technologies Corp. 3,476 394,387
Solesence , Inc.* 1,546 5,658
Stepan Co. 1,775 88,803
Trinseo plc 2,797 6,713
Tronox Holdings plc 9,822 42,038
Valhi, Inc. 199 3,246
3,983,113
Investments
Shares Value
Common Stocks (a) (continued)
Commercial Services & Supplies — 1.0%
ABM Industries, Inc. 5,088 $ 250,177
ACCO Brands Corp. 7,181 28,868
Acme United Corp. 271 11,658
ACV Auctions, Inc., Class
a
A * 13,804 160,955
BrightView Holdings, Inc.* 4,947 71,237
Brink's Co. (The) 3,559 398,750
Casella Waste Systems, Inc.,
Class
a
A * 5,172 509,752
CECO Environmental Corp.* 2,399 109,370
Cimpress plc* 1,234 77,884
CompX International, Inc. 128 3,182
CoreCivic , Inc.* 8,869 179,863
Deluxe Corp. 3,637 71,503
Driven Brands Holdings, Inc.* 4,909 90,424
Ennis, Inc. 2,037 37,216
Enviri Corp.* 6,249 70,614
GEO Group, Inc. (The)* 11,240 233,118
Healthcare Services Group,
Inc.* 5,995 93,582
HNI Corp. 3,815 171,446
Interface, Inc., Class
a
A 4,768 127,401
Liquidity Services, Inc.* 1,909 50,760
MillerKnoll , Inc. 5,561 117,393
Mobile Infrastructure Corp.,
Class
a
A * 1,181 4,594
Montrose Environmental Group,
Inc.* 2,667 82,837
NL Industries, Inc. 691 4,519
OPENLANE, Inc.* 8,744 252,877
Perma -Fix Environmental
Services, Inc.* 1,421 16,896
Pitney Bowes, Inc. 15,084 182,818
Quad/Graphics, Inc. 2,379 15,844
Steelcase, Inc., Class
a
A 6,893 115,389
UniFirst Corp. 1,241 220,675
Vestis Corp. 9,482 44,376
Virco Mfg. Corp. 904 7,783
3,813,761
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.* 6,112 57,331
Applied Optoelectronics,
Inc.*(b) 4,416 106,867
Aviat Networks, Inc.* 953 21,881
BK Technologies Corp.* 224 15,855
Calix, Inc.* 4,849 288,273
Clearfield, Inc.* 967 31,543
CommScope Holding Co., Inc.* 17,539 281,325
Digi International, Inc.* 2,994 103,952
Extreme Networks, Inc.* 10,848 231,930
Harmonic, Inc.* 9,245 88,937
Inseego Corp.* 1,019 12,564
NETGEAR, Inc.* 2,280 61,948
NetScout Systems, Inc.* 5,749 143,093
Ribbon Communications, Inc.* 7,707 31,445
Viasat , Inc.* 9,318 301,251
Viavi Solutions, Inc.* 18,201 205,307
1,983,502

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Construction & Engineering — 1.3%
Ameresco, Inc., Class
a
A * 2,639 $ 67,110
Arcosa , Inc. 3,993 395,107
Argan, Inc. 1,089 248,532
Bowman Consulting Group
Ltd., Class
a
A * 1,157 49,439
Centuri Holdings, Inc.* 2,655 56,392
Concrete Pumping Holdings,
Inc. 1,862 12,960
Construction Partners, Inc.,
Class
a
A * 3,857 462,454
Dycom Industries, Inc.* 2,306 582,196
Fluor Corp.* 13,762 564,517
Granite Construction, Inc. 3,599 387,792
Great Lakes Dredge & Dock
Corp.* 5,471 63,792
IES Holdings, Inc.* 745 260,236
Limbach Holdings, Inc.* 873 100,011
Matrix Service Co.* 2,191 33,150
MYR Group, Inc.* 1,268 237,458
NWPX Infrastructure, Inc.* 797 42,209
Orion Group Holdings, Inc.* 3,099 22,933
Primoris Services Corp. 4,450 527,548
Southland Holdings, Inc.* 871 3,562
Sterling Infrastructure, Inc.* 2,453 683,234
Tutor Perini Corp.* 3,659 215,661
5,016,293
Construction Materials — 0.1%
Knife River Corp.* 4,702 380,862
Smith-Midland Corp.* 225 9,713
Titan America SA* 1,999 31,005
United States Lime & Minerals,
Inc. 888 111,817
533,397
Consumer Finance — 0.7%
Atlanticus Holdings Corp.* 439 29,281
Bread Financial Holdings, Inc. 3,838 254,037
Consumer Portfolio Services,
Inc.* 766 6,120
Dave, Inc.* 763 162,687
Encore Capital Group, Inc.* 1,900 79,496
Enova International, Inc.* 2,009 243,692
FirstCash Holdings, Inc. 3,257 479,658
Green Dot Corp., Class
a
A * 4,407 61,345
LendingClub Corp.* 9,306 159,877
LendingTree, Inc.* 919 62,446
Medallion Financial Corp. 1,337 14,119
Navient Corp. 5,799 79,504
Nelnet, Inc., Class
a
A 1,143 147,001
NerdWallet, Inc., Class
a
A * 3,399 35,146
Oportun Financial Corp.* 2,751 18,184
OppFi , Inc. 1,994 20,359
PRA Group, Inc.* 3,242 55,406
PROG Holdings, Inc. 3,299 116,257
Regional Management Corp. 763 33,450
Upstart Holdings, Inc.* 6,923 507,317
Vroom, Inc.* 87 2,480
Investments
Shares Value
Common Stocks (a) (continued)
World Acceptance Corp.* 276 $ 47,315
2,615,177
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The) 2,690 110,021
Chefs' Warehouse, Inc. (The)* 2,998 189,294
Grocery Outlet Holding Corp.* 7,787 141,023
Guardian Pharmacy Services,
Inc., Class
a
A * 1,050 27,741
HF Foods Group, Inc.* 3,299 10,821
Ingles Markets, Inc., Class
a
A 1,203 81,431
Natural Grocers by Vitamin
Cottage, Inc. 1,051 40,411
PriceSmart , Inc. 2,108 226,104
SpartanNash Co. 2,771 74,263
United Natural Foods, Inc.* 4,927 139,335
Village Super Market , Inc.,
Class
a
A 754 27,355
Weis Markets, Inc. 1,359 97,372
1,165,171
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA 11,462 42,295
Greif, Inc., Class
a
A 2,083 136,041
Greif, Inc., Class
a
B 380 25,946
Myers Industries, Inc. 3,049 51,040
O-I Glass, Inc.* 12,636 164,142
Ranpak Holdings Corp.,
Class
a
A * 3,857 20,365
TriMas Corp. 2,728 105,492
545,321
Distributors — 0.0%(d)
A-Mark Precious Metals, Inc. 1,563 36,590
GigaCloud Technology, Inc.,
Class
a
A * 2,178 57,652
Weyco Group, Inc. 507 15,362
109,604
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.* 3,027 396,386
American Public Education,
Inc.* 1,430 43,157
Carriage Services, Inc., Class
a
A 1,167 51,091
Coursera, Inc.* 11,368 130,732
European Wax Center, Inc.,
Class
a
A * 2,401 10,300
Frontdoor , Inc.* 6,117 371,608
Graham Holdings Co., Class
a
B 261 283,459
KinderCare Learning Cos., Inc.* 2,592 18,637
Laureate Education, Inc.* 10,583 290,821
Lincoln Educational Services
Corp.* 2,434 45,784
Matthews International Corp.,
Class
a
A 2,453 60,270
Mister Car Wash, Inc.* 8,155 46,565
Nerdy, Inc.*(b) 4,751 6,461
OneSpaWorld Holdings Ltd. 7,796 175,956
Perdoceo Education Corp. 5,060 165,664
Strategic Education, Inc. 1,980 161,073

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Stride, Inc.* 3,514 $ 573,450
Udemy, Inc.* 7,983 54,763
Universal Technical Institute,
Inc.* 3,687 98,037
Zspace , Inc.* 177 374
2,984,588
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 6,003 116,098
Alpine Income Property Trust,
Inc., REIT 1,039 15,866
American Assets Trust, Inc.,
REIT 4,274 89,327
Armada Hoffler Properties, Inc.,
REIT 6,576 47,873
Broadstone Net Lease, Inc.,
REIT 15,597 289,948
CTO Realty Growth, Inc., REIT 2,554 44,133
Essential Properties Realty
Trust, Inc., REIT 16,339 511,737
Gladstone Commercial Corp.,
REIT 3,760 50,572
Global Net Lease, Inc., REIT 16,253 127,911
Modiv Industrial, Inc., Class
a
C ,
REIT 770 11,681
NexPoint Diversified Real
Estate Trust, REIT 2,889 11,354
One Liberty Properties, Inc.,
REIT 1,506 35,978
1,352,478
Diversified Telecommunication Services — 0.3%
Anterix , Inc.* 1,066 25,307
ATN International, Inc. 817 13,889
Bandwidth, Inc., Class
a
A * 2,207 33,105
Cogent Communications
Holdings, Inc. 3,700 141,451
Globalstar , Inc.* 4,122 123,371
IDT Corp., Class
a
B 1,338 85,726
Liberty Latin America Ltd.,
Class
a
A * 2,400 19,344
Liberty Latin America Ltd.,
Class
a
C * 10,307 84,930
Lumen Technologies, Inc.* 78,424 389,767
Shenandoah
Telecommunications Co. 4,172 55,279
Uniti Group, Inc. 11,761 74,094
1,046,263
Electric Utilities — 0.6%
ALLETE, Inc. 4,811 308,626
Genie Energy Ltd., Class
a
B 1,748 26,744
Hawaiian Electric Industries,
Inc.* 14,335 185,782
MGE Energy, Inc. 3,033 258,260
Oklo , Inc., Class
a
A * 8,442 621,669
Otter Tail Corp. 3,169 266,164
Portland General Electric Co. 9,068 387,929
TXNM Energy, Inc. 7,623 431,767
2,486,941
Investments
Shares Value
Common Stocks (a) (continued)
Electrical Equipment — 1.1%
Allient , Inc. 1,182 $ 53,639
American Superconductor
Corp.* 3,137 156,536
Amprius Technologies, Inc.*(b) 7,657 54,288
Array Technologies, Inc.* 12,481 112,454
Atkore, Inc. 2,827 164,503
Bloom Energy Corp., Class
a
A * 16,835 891,245
Complete Solaria, Inc.*(b) 4,955 7,482
EnerSys 3,232 331,765
Enovix Corp.* 13,593 130,765
Eos Energy Enterprises, Inc.* 18,287 126,180
Fluence Energy, Inc.*(b) 6,237 46,154
Hyliion Holdings Corp.* 10,644 17,882
KULR Technology Group,
Inc.*(b) 2,711 12,742
LSI Industries, Inc. 2,188 50,171
NANO Nuclear Energy, Inc.*(b) 2,199 71,555
Net Power, Inc.*(b) 2,789 7,112
NEXTracker, Inc., Class
a
A * 11,661 784,319
NuScale Power Corp.,
Class
a
A *(b) 10,419 361,018
Plug Power, Inc.*(b) 75,126 117,948
Powell Industries, Inc. 784 208,669
Power Solutions International,
Inc.* 540 44,761
Preformed Line Products Co. 199 38,023
Shoals Technologies Group,
Inc., Class
a
A * 13,819 89,962
SKYX Platforms Corp.* 5,029 5,834
Sunrun, Inc.* 17,229 275,147
T1 Energy, Inc.* 9,166 15,124
Thermon Group Holdings, Inc.* 2,737 72,585
Vicor Corp.* 1,918 98,029
4,345,892
Electronic Equipment, Instruments & Components — 1.9%
908 Devices, Inc.*(b) 2,250 14,063
Advanced Energy Industries,
Inc. 3,099 463,858
Aeva Technologies, Inc.* 2,516 37,249
Arlo Technologies, Inc.* 8,170 142,240
Badger Meter, Inc. 2,439 446,142
Bel Fuse, Inc., Class
a
A 135 15,448
Bel Fuse, Inc., Class
a
B 857 115,318
Belden, Inc. 3,256 423,931
Benchmark Electronics, Inc. 2,937 119,213
Climb Global Solutions, Inc. 320 39,539
CTS Corp. 2,430 103,251
Daktronics, Inc.* 3,382 58,678
ePlus , Inc. 2,170 157,043
Evolv Technologies Holdings,
Inc.* 9,501 78,288
Fabrinet* 2,970 983,931
Frequency Electronics, Inc.* 542 17,480
Insight Enterprises, Inc.* 2,281 296,895
Itron , Inc.* 3,736 459,304
Kimball Electronics, Inc.* 2,000 57,740
Knowles Corp.* 7,113 151,863

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Methode Electronics, Inc. 2,785 $ 21,528
MicroVision , Inc.*(b) 20,156 23,179
Mirion Technologies, Inc.,
Class
a
A * 17,269 354,015
M-Tron Industries, Inc.* 201 9,041
Napco Security Technologies,
Inc. 2,897 110,231
Neonode , Inc.*(b) 863 20,669
nLight , Inc.* 3,953 113,846
Novanta , Inc.* 2,968 345,505
OSI Systems, Inc.* 1,317 302,976
Ouster, Inc.* 4,175 119,113
PAR Technology Corp.* 3,295 168,638
PC Connection, Inc. 911 58,495
Plexus Corp.* 2,207 302,381
Powerfleet , Inc.* 10,213 47,695
Red Cat Holdings, Inc.*(b) 6,151 54,990
Richardson Electronics Ltd. 993 9,761
Rogers Corp.* 1,527 119,808
Sanmina Corp.* 4,297 504,983
ScanSource, Inc.* 1,792 78,221
TTM Technologies, Inc.* 8,276 368,861
Vishay Intertechnology , Inc. 9,959 153,966
Vishay Precision Group, Inc.* 982 27,908
Vuzix Corp.*(b) 5,278 11,189
7,508,473
Energy Equipment & Services — 0.9%
Archrock , Inc. 13,596 336,637
Aris Water Solutions, Inc.,
Class
a
A 2,537 61,573
Atlas Energy Solutions, Inc.,
Class
a
A *(b) 6,381 74,722
Borr Drilling Ltd. 18,286 53,212
Bristow Group, Inc., Class
a
A * 2,338 90,036
Cactus, Inc., Class
a
A 5,634 236,346
Core Laboratories, Inc. 3,859 44,417
DMC Global, Inc.* 1,592 10,666
Energy Services of America
Corp. 972 9,905
Expro Group Holdings NV* 8,484 105,795
Flowco Holdings, Inc., Class
a
A 1,518 24,774
Forum Energy Technologies,
Inc.* 915 24,202
Helix Energy Solutions Group,
Inc.* 11,787 77,676
Helmerich & Payne, Inc. 7,950 166,076
Innovex International, Inc.* 3,187 55,008
Kodiak Gas Services, Inc. 4,436 158,764
Liberty Energy, Inc., Class
a
A 12,988 146,115
Mammoth Energy Services,
Inc.* 1,993 4,723
Nabors Industries Ltd.* 1,164 43,394
National Energy Services
Reunited Corp.* 5,012 46,912
Natural Gas Services Group,
Inc. 836 21,870
Noble Corp. plc 10,385 299,296
Oceaneering International, Inc.* 7,728 188,563
Oil States International, Inc.* 4,811 26,942
Patterson-UTI Energy, Inc. 29,036 168,699
Investments
Shares Value
Common Stocks (a) (continued)
ProFrac Holding Corp.,
Class
a
A *(b) 1,012 $ 4,048
ProPetro Holding Corp.* 6,583 33,573
Ranger Energy Services, Inc.,
Class
a
A 1,407 20,078
RPC, Inc. 7,344 35,031
SEACOR Marine Holdings, Inc.* 1,689 10,827
Seadrill Ltd.* 5,165 164,815
Select Water Solutions, Inc.,
Class
a
A 7,669 65,340
Solaris Energy Infrastructure,
Inc., Class
a
A 2,998 94,707
TETRA Technologies, Inc.* 10,440 49,068
Tidewater, Inc.* 4,158 250,312
Transocean Ltd.* 61,249 185,584
Valaris Ltd.* 5,239 260,221
3,649,927
Entertainment — 0.3%
AMC Entertainment Holdings,
Inc., Class
a
A * 35,772 100,519
Atlanta Braves Holdings, Inc.,
Class
a
A * 558 26,508
Atlanta Braves Holdings, Inc.,
Class
a
C * 3,796 170,744
Cinemark Holdings, Inc. 8,762 226,060
CuriosityStream , Inc. 2,624 12,018
Eventbrite, Inc., Class
a
A * 6,116 16,207
Gaia, Inc., Class
a
A * 1,399 7,946
Golden Matrix Group, Inc.*(b) 1,182 1,454
IMAX Corp.* 3,546 101,274
Lionsgate Studios Corp.* 15,762 101,350
Madison Square Garden
Entertainment Corp., Class
a
A * 3,259 132,674
Marcus Corp. (The) 1,953 30,154
Playstudios , Inc.* 7,255 7,013
Playtika Holding Corp. 4,621 17,144
Reservoir Media, Inc.* 1,673 13,183
Sphere Entertainment Co.* 2,285 103,533
Starz Entertainment Corp. 1,052 13,434
Vivid Seats, Inc., Class
a
A *(b) 267 4,739
1,085,954
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc.* 26,262 73,796
Financial Services — 1.4%
Acacia Research Corp.* 2,811 9,586
Alerus Financial Corp. 1,851 41,222
AvidXchange Holdings, Inc.* 14,044 139,597
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,392 110,343
Better Home & Finance Holding
Co.* 404 9,143
Burford Capital Ltd. 15,767 220,738
Cannae Holdings, Inc. 4,735 88,544
Cantaloupe, Inc.* 4,367 47,469
Cass Information Systems, Inc. 994 42,861
Compass Diversified Holdings 5,521 41,407

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Enact Holdings, Inc. 2,381 $ 89,645
Essent Group Ltd. 8,169 512,523
EVERTEC, Inc. 5,289 188,712
Federal Agricultural Mortgage
Corp., Class
a
C 769 161,159
Finance of America Cos., Inc.,
Class
a
A * 362 9,669
Flywire Corp.* 9,638 126,740
HA Sustainable Infrastructure
Capital, Inc. 10,060 284,094
International Money Express,
Inc.* 2,306 33,437
Jackson Financial, Inc., Class
a
A 5,896 582,525
loanDepot , Inc., Class
a
A * 6,710 14,359
Marqeta , Inc., Class
a
A * 31,615 201,229
Merchants Bancorp 2,131 69,087
NCR Atleos Corp.* 6,021 238,552
NewtekOne , Inc. 2,037 25,198
NMI Holdings, Inc., Class
a
A * 6,425 252,824
Onity Group, Inc.* 547 22,629
Pagseguro Digital Ltd., Class
a
A 14,583 130,664
Payoneer Global, Inc.* 22,892 159,099
Paysafe Ltd.* 2,669 37,660
Paysign , Inc.* 2,822 14,618
PennyMac Financial Services,
Inc. 2,405 264,791
Priority Technology Holdings,
Inc.* 2,051 17,167
Radian Group, Inc. 11,627 405,550
Remitly Global, Inc.* 12,747 236,202
Repay Holdings Corp., Class
a
A * 6,399 37,882
Security National Financial
Corp., Class
a
A * 1,270 11,430
Sezzle , Inc.* 1,212 114,655
StoneCo Ltd., Class
a
A * 19,932 328,280
SWK Holdings Corp. 252 3,757
Triller Group, Inc.* 8,465 4,135
Velocity Financial, Inc.* 920 17,554
Walker & Dunlop, Inc. 2,711 230,571
Waterstone Financial, Inc. 1,297 19,442
5,596,749
Food Products — 0.6%
Alico , Inc. 440 14,890
B&G Foods, Inc. 6,339 28,589
Beyond Meat, Inc.*(b) 6,050 15,125
BRC, Inc., Class
a
A *(b) 5,094 7,896
Calavo Growers, Inc. 1,384 37,852
Cal-Maine Foods, Inc. 3,776 436,657
Dole plc 5,454 80,283
Forafric Global plc* 415 3,606
Fresh Del Monte Produce, Inc. 2,730 99,044
Hain Celestial Group, Inc. (The)* 7,438 13,388
J & J Snack Foods Corp. 1,277 142,475
John B Sanfilippo & Son, Inc. 639 41,471
Lifeway Foods, Inc.* 424 12,919
Limoneira Co. 1,370 21,591
Mama's Creations, Inc.* 2,801 22,352
Marzetti Co. (The) 1,653 301,838
Mission Produce, Inc.* 3,961 49,552
Investments
Shares Value
Common Stocks (a) (continued)
Seneca Foods Corp., Class
a
A * 376 $ 42,563
Simply Good Foods Co. (The)* 7,711 220,766
SunOpta, Inc.* 7,867 49,326
Tootsie Roll Industries, Inc. 1,446 58,144
TreeHouse Foods, Inc.* 4,132 75,781
Utz Brands, Inc. 5,950 79,849
Vital Farms, Inc.* 2,847 145,453
Westrock Coffee Co.*(b) 2,961 16,019
WK Kellogg Co. 5,115 117,236
2,134,665
Gas Utilities — 0.6%
Brookfield Infrastructure Corp.,
Class
a
A 9,905 398,379
Chesapeake Utilities Corp. 1,881 232,454
New Jersey Resources Corp. 8,308 392,885
Northwest Natural Holding Co. 3,329 138,253
ONE Gas, Inc. 4,924 376,686
RGC Resources, Inc. 679 15,101
Southwest Gas Holdings, Inc. 5,323 425,201
Spire, Inc. 4,744 363,391
2,342,350
Ground Transportation — 0.2%
ArcBest Corp. 1,897 139,923
Covenant Logistics Group, Inc.,
Class
a
A 1,345 32,455
FTAI Infrastructure, Inc. 8,032 38,554
Heartland Express, Inc. 4,198 36,061
Hertz Global Holdings, Inc.* 9,705 55,610
Marten Transport Ltd. 4,793 56,749
PAMT Corp.* 494 6,051
Proficient Auto Logistics, Inc.* 1,939 15,318
RXO, Inc.* 13,365 218,250
Universal Logistics Holdings,
Inc. 558 14,474
Werner Enterprises, Inc. 4,933 142,317
755,762
Health Care Equipment & Supplies — 1.5%
Accuray , Inc.* 8,334 12,668
Alphatec Holdings, Inc.* 9,532 151,559
AngioDynamics , Inc.* 3,193 32,760
Anteris Technologies Global
Corp.* 1,770 7,115
Artivion , Inc.* 3,133 137,633
AtriCure , Inc.* 3,976 147,072
Avanos Medical, Inc.* 3,682 43,963
Axogen , Inc.* 3,606 58,201
Beta Bionics, Inc.*(b) 1,074 20,234
Bioventus, Inc., Class
a
A * 3,790 28,046
Butterfly Network, Inc.* 15,781 25,407
Ceribell , Inc.* 2,048 24,228
Cerus Corp.* 15,175 19,879
ClearPoint Neuro, Inc.* 2,141 22,459
CONMED Corp. 2,562 139,270
CVRx , Inc.* 1,319 10,354
Delcath Systems, Inc.* 2,476 27,286
Electromed , Inc.* 564 13,948
Embecta Corp. 4,809 69,634

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Enovis Corp.* 4,698 $ 145,168
Glaukos Corp.* 4,594 440,197
Haemonetics Corp.* 4,144 226,014
ICU Medical, Inc.* 1,988 253,788
Inogen , Inc.* 1,955 15,620
Integer Holdings Corp.* 2,832 305,488
Integra LifeSciences Holdings
Corp.* 5,511 83,381
iRadimed Corp. 666 48,245
iRhythm Technologies, Inc.* 2,619 445,178
Kestra Medical Technologies
Ltd.*(b) 1,078 17,399
KORU Medical Systems, Inc.* 3,490 14,728
Lantheus Holdings, Inc.* 5,547 304,530
LeMaitre Vascular, Inc. 1,713 163,360
LENSAR, Inc.* 771 9,468
LivaNova plc* 4,481 252,594
Lucid Diagnostics, Inc.* 5,689 7,168
Merit Medical Systems, Inc.* 4,807 435,226
Myomo , Inc.* 2,675 2,809
Neogen Corp.* 17,974 103,351
Neuronetics , Inc.* 2,971 9,893
NeuroPace , Inc.* 1,976 18,080
Novocure Ltd.* 8,352 102,980
Omnicell, Inc.* 3,829 124,787
OraSure Technologies, Inc.* 6,179 20,453
Orthofix Medical, Inc.* 3,189 47,771
OrthoPediatrics Corp.* 1,389 29,669
Outset Medical, Inc.* 1,458 20,281
PROCEPT BioRobotics Corp.* 4,316 173,374
Pro-Dex, Inc.* 172 8,063
Pulmonx Corp.* 3,138 5,366
Pulse Biosciences, Inc.*(b) 1,458 22,657
QuidelOrtho Corp.* 5,572 159,861
RxSight , Inc.* 3,056 27,626
Sanara Medtech , Inc.* 252 8,482
SANUWAVE Health, Inc.*(b) 574 23,901
Semler Scientific, Inc.*(b) 686 20,333
SI-BONE, Inc.* 3,122 52,044
Sight Sciences, Inc.* 3,392 13,772
STAAR Surgical Co.* 4,104 112,285
Stereotaxis, Inc.* 4,704 13,548
Surmodics , Inc.* 1,145 38,976
Tactile Systems Technology,
Inc.* 1,927 25,648
Tandem Diabetes Care, Inc.* 5,494 68,730
TransMedics Group, Inc.* 2,730 313,841
Treace Medical Concepts, Inc.* 3,918 28,758
UFP Technologies, Inc.* 619 130,089
Utah Medical Products, Inc. 255 15,864
Varex Imaging Corp.* 3,372 38,947
Zimvie , Inc.* 2,253 42,537
5,984,044
Health Care Providers & Services — 1.8%
AdaptHealth Corp., Class
a
A * 7,602 72,143
Addus HomeCare Corp.* 1,490 171,603
agilon health, Inc.* 25,363 32,465
AirSculpt Technologies, Inc.*(b) 1,050 6,772
Alignment Healthcare, Inc.* 10,486 171,551
Investments
Shares Value
Common Stocks (a) (continued)
AMN Healthcare Services, Inc.* 3,148 $ 65,415
Ardent Health, Inc.* 1,903 24,149
Astrana Health, Inc.* 3,352 107,130
Aveanna Healthcare Holdings,
Inc.* 3,798 30,384
BrightSpring Health Services,
Inc.* 6,942 164,456
Brookdale Senior Living, Inc.* 18,865 145,260
Castle Biosciences, Inc.* 2,334 56,039
Clover Health Investments
Corp., Class
a
A *(b) 33,177 86,924
Community Health Systems,
Inc.* 10,671 29,452
Concentra Group Holdings
Parent, Inc. 9,604 228,575
CorVel Corp.* 2,393 213,097
Cross Country Healthcare, Inc.* 2,572 34,413
DocGo , Inc.* 7,485 11,677
Enhabit , Inc.* 4,072 32,087
Ensign Group, Inc. (The) 4,617 793,108
Fulgent Genetics, Inc.* 1,722 38,177
GeneDx Holdings Corp.,
Class
a
A * 1,544 199,933
Guardant Health, Inc.* 9,814 661,660
HealthEquity, Inc.* 7,017 626,829
Hims & Hers Health, Inc.* 15,664 663,370
Innovage Holding Corp.* 1,664 6,373
Joint Corp. (The)* 1,239 13,307
LifeStance Health Group, Inc.* 10,889 59,672
Nano-X Imaging Ltd.*(b) 5,281 20,437
National HealthCare Corp. 1,045 118,587
National Research Corp. 1,039 15,263
NeoGenomics , Inc.* 10,602 93,086
Nutex Health, Inc.* 280 23,461
Oncology Institute, Inc. (The)* 4,850 16,490
OPKO Health, Inc.* 29,726 41,022
Option Care Health, Inc.* 13,544 388,442
Owens & Minor, Inc.* 6,199 30,375
PACS Group, Inc.* 3,622 42,160
Pediatrix Medical Group, Inc.* 7,017 120,763
Pennant Group, Inc. (The)* 2,786 66,892
Performant Healthcare, Inc.* 5,763 43,972
Premier, Inc., Class
a
A 7,518 194,716
Privia Health Group, Inc.* 9,454 217,820
Progyny, Inc.* 5,644 133,593
RadNet , Inc.* 5,460 391,810
SBC Medical Group Holdings,
Inc.* 461 1,881
Select Medical Holdings Corp. 9,190 119,562
Sonida Senior Living, Inc.* 453 11,733
Surgery Partners, Inc.* 6,355 144,195
Talkspace , Inc.* 10,114 26,903
US Physical Therapy, Inc. 1,240 102,784
Viemed Healthcare, Inc.* 2,863 21,100
7,133,068
Health Care REITs — 0.6%
American Healthcare REIT, Inc. 13,090 560,121
CareTrust REIT, Inc. 17,149 590,097
Community Healthcare Trust,
Inc., REIT 2,250 34,672

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Diversified Healthcare Trust,
REIT 18,044 $ 68,748
Global Medical REIT, Inc. 5,254 39,405
LTC Properties, Inc., REIT 3,742 136,583
National Health Investors, Inc.,
REIT 3,800 297,502
Sabra Health Care REIT, Inc. 19,549 373,581
Sila Realty Trust, Inc., REIT 4,573 114,051
Strawberry Fields REIT, Inc. 592 6,903
Universal Health Realty Income
Trust, REIT 1,062 43,107
2,264,770
Health Care Technology — 0.2%
Claritev Corp.* 635 43,758
Definitive Healthcare Corp.,
Class
a
A * 2,914 11,744
Evolent Health, Inc., Class
a
A * 9,644 93,065
Health Catalyst, Inc.* 5,557 18,838
HealthStream, Inc. 2,012 56,497
LifeMD , Inc.* 3,026 18,731
OptimizeRx Corp.* 1,418 25,623
Phreesia, Inc.* 4,646 147,092
Schrodinger, Inc.* 4,626 90,253
Simulations Plus, Inc.* 1,373 19,455
Teladoc Health, Inc.* 14,450 111,699
TruBridge , Inc.* 821 16,387
Waystar Holding Corp.* 7,493 283,835
936,977
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc. 18,411 240,448
Braemar Hotels & Resorts, Inc.,
REIT 4,844 13,369
Chatham Lodging Trust, REIT 3,831 29,231
DiamondRock Hospitality Co.,
REIT 17,155 146,847
Pebblebrook Hotel Trust, REIT 9,666 107,679
RLJ Lodging Trust, REIT 12,205 93,978
Ryman Hospitality Properties,
Inc., REIT 4,838 477,946
Service Properties Trust, REIT 12,704 34,301
Summit Hotel Properties, Inc.,
REIT 9,024 49,452
Sunstone Hotel Investors, Inc.,
REIT 15,843 150,192
Xenia Hotels & Resorts, Inc.,
REIT 8,357 118,084
1,461,527
Hotels, Restaurants & Leisure — 1.2%
Accel Entertainment, Inc.,
Class
a
A * 4,448 51,552
Bally's Corp.* 602 5,990
Biglari Holdings, Inc., Class
a
B * 53 16,476
BJ's Restaurants, Inc.* 1,763 59,166
Bloomin' Brands, Inc. 6,904 50,744
Brightstar Lottery plc 9,194 152,988
Brinker International, Inc.* 3,642 568,079
Cheesecake Factory, Inc.
(The)*(b) 3,802 233,671
Investments
Shares Value
Common Stocks (a) (continued)
Cracker Barrel Old Country
Store, Inc. 1,826 $ 109,231
Dave & Buster's Entertainment,
Inc.* 2,234 57,347
Denny's Corp.* 4,144 18,938
Dine Brands Global, Inc. 1,257 30,105
El Pollo Loco Holdings, Inc.* 2,176 23,131
First Watch Restaurant Group,
Inc.* 3,354 63,189
Genius Sports Ltd.* 18,202 232,804
Global Business Travel Group I* 7,763 64,743
Golden Entertainment, Inc. 1,603 39,867
Hilton Grand Vacations, Inc.* 5,034 239,216
Inspired Entertainment, Inc.* 2,054 19,102
Jack in the Box, Inc. 1,541 29,741
Krispy Kreme, Inc.*(b) 6,336 22,493
Kura Sushi USA, Inc., Class
a
A * 517 43,844
Life Time Group Holdings, Inc.* 11,160 311,587
Lindblad Expeditions Holdings,
Inc.* 3,093 45,096
Marriott Vacations Worldwide
Corp. 2,628 205,378
Monarch Casino & Resort, Inc. 1,062 110,798
Nathan's Famous, Inc. 218 22,825
Papa John's International, Inc. 2,688 130,933
Portillo's, Inc., Class
a
A * 4,638 32,837
Potbelly Corp.* 2,099 27,161
Pursuit Attractions and
Hospitality, Inc.* 1,745 65,089
RCI Hospitality Holdings, Inc. 673 25,042
Red Rock Resorts, Inc., Class
a
A 4,015 248,408
Rush Street Interactive, Inc.* 7,295 162,679
Sabre Corp.* 29,810 53,360
Serve Robotics, Inc.*(b) 3,851 42,746
Shake Shack, Inc., Class
a
A * 3,196 338,776
Six Flags Entertainment Corp.* 7,887 178,956
Super Group SGHC Ltd. 13,095 152,295
Sweetgreen, Inc., Class
a
A * 8,509 77,432
Target Hospitality Corp.* 2,640 23,945
United Parks & Resorts, Inc.* 2,231 117,306
Xponential Fitness, Inc.,
Class
a
A * 2,258 18,990
4,524,056
Household Durables — 1.1%
Bassett Furniture Industries,
Inc. 667 11,219
Beazer Homes USA, Inc.* 2,381 59,906
Cavco Industries, Inc.* 628 333,148
Century Communities, Inc. 2,206 145,331
Champion Homes, Inc.* 4,443 335,269
Cricut, Inc., Class
a
A 3,783 21,563
Dream Finders Homes, Inc.,
Class
a
A * 2,483 69,003
Ethan Allen Interiors, Inc. 1,907 56,276
Flexsteel Industries, Inc. 303 14,053
Green Brick Partners, Inc.* 2,603 181,793
Hamilton Beach Brands Holding
Co., Class
a
A 589 8,682
Helen of Troy Ltd.* 1,884 46,252

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Hovnanian Enterprises, Inc.,
Class
a
A * 401 $ 56,284
Installed Building Products, Inc. 1,926 504,265
KB Home 5,752 365,540
La-Z-Boy, Inc. 3,412 126,142
Legacy Housing Corp.* 709 19,813
Leggett & Platt, Inc. 10,963 105,354
LGI Homes, Inc.* 1,708 105,742
Lovesac Co. (The)* 1,115 21,330
M/I Homes, Inc.* 2,177 320,585
Meritage Homes Corp. 5,842 453,865
Sonos, Inc.* 9,671 134,620
Taylor Morrison Home Corp.,
Class
a
A * 8,107 546,169
Traeger, Inc.* 2,603 3,280
Tri Pointe Homes, Inc.* 7,349 259,640
4,305,124
Household Products — 0.2%
Central Garden & Pet Co.* 764 27,832
Central Garden & Pet Co.,
Class
a
A * 4,251 140,411
Energizer Holdings, Inc. 5,447 150,119
Oil- Dri Corp. of America 815 48,395
Spectrum Brands Holdings, Inc. 2,103 119,850
WD-40 Co. 1,118 241,533
728,140
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 2,551 41,607
Montauk Renewables, Inc.* 5,526 11,881
Ormat Technologies, Inc. 5,020 461,288
514,776
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 1,965 64,845
Industrial REITs — 0.2%
Industrial Logistics Properties
Trust, REIT 4,395 27,073
Innovative Industrial Properties,
Inc., REIT 2,283 129,355
LXP Industrial Trust, REIT 23,968 217,629
Plymouth Industrial REIT, Inc. 3,373 74,206
Terreno Realty Corp., REIT 8,410 485,846
934,109
Insurance — 1.1%
Ambac Financial Group, Inc.* 3,903 35,244
American Coastal Insurance
Corp. 2,006 22,166
AMERISAFE, Inc. 1,562 72,133
Baldwin Insurance Group, Inc.
(The), Class
a
A * 5,779 183,021
Bowhead Specialty Holdings,
Inc.* 1,297 40,285
Citizens, Inc., Class
a
A *(b) 3,716 19,658
CNO Financial Group, Inc. 8,156 321,917
Crawford & Co., Class
a
A 1,342 14,547
Investments
Shares Value
Common Stocks (a) (continued)
Donegal Group, Inc., Class
a
A 1,344 $ 24,044
eHealth, Inc.* 2,366 9,156
Employers Holdings, Inc. 1,984 85,828
F&G Annuities & Life, Inc. 1,750 60,498
Fidelis Insurance Holdings Ltd. 4,899 85,635
Genworth Financial, Inc.,
Class
a
A * 33,861 290,189
GoHealth , Inc., Class
a
A * 402 2,054
Goosehead Insurance, Inc.,
Class
a
A 1,961 166,116
Greenlight Capital Re Ltd.,
Class
a
A * 2,176 28,049
Hamilton Insurance Group Ltd.,
Class
a
B * 3,699 88,184
HCI Group, Inc. 705 117,531
Heritage Insurance Holdings,
Inc.* 1,841 41,920
Hippo Holdings, Inc.* 1,473 49,802
Horace Mann Educators Corp. 3,350 154,033
Investors Title Co. 118 29,295
James River Group Holdings
Ltd. 3,029 17,023
Kestrel Group Ltd. 145 3,908
Kingstone Cos., Inc. 908 12,222
Kingsway Financial Services,
Inc.* 1,487 21,339
Lemonade, Inc.* 4,572 241,859
MBIA, Inc.* 3,755 29,890
Mercury General Corp. 2,210 170,899
NI Holdings, Inc.* 563 7,539
Oscar Health, Inc., Class
a
A * 15,052 250,766
Palomar Holdings, Inc.* 2,169 266,830
ProAssurance Corp.* 4,198 99,954
Root, Inc., Class
a
A * 873 80,508
Safety Insurance Group, Inc. 1,211 89,626
Selective Insurance Group, Inc. 5,000 391,150
Selectquote , Inc.* 11,294 25,524
SiriusPoint Ltd.* 8,426 157,735
Skyward Specialty Insurance
Group, Inc.* 2,937 141,857
Stewart Information Services
Corp. 2,285 166,439
Tiptree, Inc., Class
a
A 1,934 45,352
Trupanion , Inc.* 3,048 141,305
United Fire Group, Inc. 1,730 53,180
Universal Insurance Holdings,
Inc. 2,090 50,975
4,407,185
Interactive Media & Services — 0.4%
Angi, Inc., Class
a
A * 3,559 63,065
Arena Group Holdings, Inc.
(The)*(b) 1,062 6,266
Bumble, Inc., Class
a
A * 5,984 36,921
Cargurus , Inc., Class
a
A * 6,764 234,034
Cars.com, Inc.* 4,778 62,353
EverQuote , Inc., Class
a
A * 2,251 52,336
fuboTV , Inc.* 27,423 96,803
Getty Images Holdings, Inc.* 9,048 16,648
Grindr, Inc.* 2,742 42,885
MediaAlpha , Inc., Class
a
A * 2,736 28,919

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Nextdoor Holdings, Inc.* 17,396 $ 35,662
QuinStreet , Inc.* 4,470 70,090
Rumble, Inc.*(b) 6,474 47,195
Shutterstock, Inc. 1,973 41,295
Teads Holding Co.*(b) 2,965 5,189
Travelzoo * 523 5,131
TripAdvisor, Inc.* 9,566 166,640
TrueCar, Inc.* 6,468 14,230
Vimeo, Inc.* 12,929 54,302
Webtoon Entertainment, Inc.* 1,476 21,358
Yelp, Inc., Class
a
A * 5,082 160,693
Ziff Davis, Inc.* 3,498 133,658
ZipRecruiter, Inc., Class
a
A * 5,384 26,920
1,422,593
IT Services — 0.3%
Applied Digital Corp.* 14,537 232,301
ASGN, Inc.* 3,519 190,906
Backblaze , Inc., Class
a
A * 4,401 36,748
BigBear.ai Holdings, Inc.*(b) 23,780 120,565
Commerce.com, Inc., Series 1* 5,401 25,115
Couchbase, Inc.* 3,539 86,316
Crexendo , Inc.* 1,186 7,496
CSP, Inc. 568 6,850
DigitalOcean Holdings, Inc.* 5,318 173,473
Fastly, Inc., Class
a
A * 11,259 85,681
Grid Dynamics Holdings, Inc.* 5,421 44,940
Hackett Group, Inc. (The) 2,065 42,993
Information Services Group,
Inc. 2,896 14,972
Rackspace Technology, Inc.* 6,869 8,655
TSS, Inc.* 1,498 20,860
Tucows , Inc., Class
a
A * 556 10,164
Unisys Corp.* 5,485 21,446
VTEX, Class
a
A * 4,747 19,368
1,148,849
Leisure Products — 0.3%
Acushnet Holdings Corp. 2,315 177,445
American Outdoor Brands, Inc.* 1,009 10,534
Clarus Corp. 2,423 8,796
Escalade, Inc. 832 10,483
Funko, Inc., Class
a
A * 2,856 9,882
JAKKS Pacific, Inc. 733 13,025
Johnson Outdoors, Inc.,
Class
a
A 439 17,700
Latham Group, Inc.* 3,694 29,663
Malibu Boats, Inc., Class
a
A * 1,554 51,593
Marine Products Corp. 724 6,321
MasterCraft Boat Holdings,
Inc.* 1,339 29,378
Outdoor Holding Co.* 7,226 10,333
Peloton Interactive, Inc.,
Class
a
A * 30,304 230,310
Polaris, Inc. 4,383 247,990
Smith & Wesson Brands, Inc. 3,611 29,502
Sturm Ruger & Co., Inc. 1,318 45,695
Topgolf Callaway Brands Corp.* 10,850 103,726
1,032,376
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class
a
A * 8,677 $ 121,565
Adaptive Biotechnologies
Corp.* 12,279 161,837
Alpha Teknova , Inc.* 889 3,840
Atlantic International Corp.* 881 3,489
Azenta , Inc.* 3,353 102,401
BioLife Solutions, Inc.* 3,118 78,106
Codexis, Inc.* 6,727 18,365
CryoPort , Inc.* 4,015 35,573
Cytek Biosciences, Inc.* 9,661 39,996
Fortrea Holdings, Inc.* 7,506 73,934
Ginkgo Bioworks Holdings,
Inc.*(b) 3,194 40,468
Lifecore Biomedical, Inc.* 2,270 17,275
Maravai LifeSciences Holdings,
Inc., Class
a
A * 10,027 24,265
MaxCyte, Inc.* 8,308 11,548
Mesa Laboratories, Inc. 428 28,997
Niagen Bioscience, Inc.* 4,291 42,481
OmniAb , Inc.* 8,244 13,190
Pacific Biosciences of
California, Inc.*(b) 22,688 29,721
Personalis , Inc.* 4,120 20,147
Quanterix Corp.* 3,009 13,691
Quantum-Si, Inc.* 11,590 12,981
Standard BioTools , Inc.* 24,595 30,990
924,860
Machinery — 2.3%
3D Systems Corp.* 10,830 24,909
Aebi Schmidt Holding AG 2,778 34,142
AirJoule Technologies Corp.* 1,767 8,128
Alamo Group, Inc. 852 180,164
Albany International Corp.,
Class
a
A 2,484 157,759
Astec Industries, Inc. 1,882 87,118
Atmus Filtration Technologies,
Inc. 6,864 305,585
Blue Bird Corp.* 2,649 154,675
Chart Industries, Inc.* 3,720 741,619
Columbus McKinnon Corp. 2,325 34,829
Douglas Dynamics, Inc. 1,864 62,761
Eastern Co. (The) 470 11,167
Energy Recovery, Inc.* 4,378 62,211
Enerpac Tool Group Corp.,
Class
a
A 4,460 188,836
Enpro , Inc. 1,738 380,222
ESCO Technologies, Inc. 2,138 429,546
Federal Signal Corp. 4,939 607,448
Franklin Electric Co., Inc. 3,284 321,372
Gencor Industries, Inc.* 852 13,854
Gorman-Rupp Co. (The) 1,723 73,693
Graham Corp.* 857 42,036
Greenbrier Cos., Inc. (The) 2,526 117,787
Helios Technologies, Inc. 2,725 147,804
Hillenbrand, Inc. 5,803 147,338
Hillman Solutions Corp.* 16,280 160,846
Hyster-Yale, Inc. 966 36,225

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
JBT Marel Corp. 4,296 $ 615,574
Kadant , Inc. 969 313,258
Kennametal, Inc. 6,352 136,123
L B Foster Co., Class
a
A * 841 21,891
Lindsay Corp. 895 122,821
Luxfer Holdings plc 2,198 29,497
Manitowoc Co., Inc. (The)* 2,836 28,076
Mayville Engineering Co., Inc.* 1,170 17,082
Microvast Holdings, Inc.* 16,353 43,663
Miller Industries, Inc. 908 38,218
Mueller Water Products, Inc.,
Class
a
A 12,823 338,014
Omega Flex, Inc. 292 10,308
Palladyne AI Corp.* 2,099 15,868
Park-Ohio Holdings Corp. 789 15,938
Proto Labs, Inc.* 1,957 97,478
REV Group, Inc. 4,225 224,812
Richtech Robotics, Inc.,
Class
a
B *(b) 5,684 17,308
SPX Technologies, Inc.* 3,960 740,956
Standex International Corp. 973 198,560
Tennant Co. 1,545 126,752
Terex Corp. 5,357 267,529
Titan International, Inc.* 3,997 35,254
Trinity Industries, Inc. 6,729 191,238
Wabash National Corp. 3,383 37,517
Watts Water Technologies, Inc.,
Class
a
A 2,259 625,517
Worthington Enterprises, Inc. 2,585 170,093
9,011,419
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 708 7,476
Costamare , Inc. 3,640 41,642
Genco Shipping & Trading Ltd. 3,233 54,444
Himalaya Shipping Ltd. 2,450 18,546
Matson, Inc. 2,673 278,126
Pangaea Logistics Solutions
Ltd. 2,450 13,058
Safe Bulkers, Inc. 4,735 20,124
433,416
Media — 0.6%
Advantage Solutions, Inc.* 7,743 14,092
Altice USA, Inc., Class
a
A * 21,483 50,270
AMC Networks, Inc., Class
a
A * 2,654 18,737
Boston Omaha Corp., Class
a
A * 1,789 23,865
Cable One, Inc. 425 68,629
EchoStar Corp., Class
a
A * 11,148 688,835
Emerald Holding, Inc. 1,144 5,892
Entravision Communications
Corp., Class
a
A 5,111 13,238
EW Scripps Co. (The), Class
a
A * 5,167 15,449
Gambling.com Group Ltd.* 1,354 11,820
Gannett Co., Inc.* 11,592 47,643
Gray Media, Inc. 7,228 44,308
Ibotta, Inc., Class
a
A * 1,073 28,907
iHeartMedia, Inc., Class
a
A * 9,797 20,868
Investments
Shares Value
Common Stocks (a) (continued)
Integral Ad Science Holding
Corp.* 6,264 $ 56,313
John Wiley & Sons, Inc.,
Class
a
A 3,385 137,363
Magnite , Inc.* 11,508 298,633
National CineMedia , Inc. 5,268 23,127
Newsmax, Inc., Class
a
B * 625 8,869
Nexxen International Ltd.* 3,108 31,173
PubMatic, Inc., Class
a
A * 3,432 29,756
Scholastic Corp. 1,784 45,777
Sinclair, Inc. 3,175 45,942
Stagwell , Inc., Class
a
A * 9,487 53,507
TechTarget, Inc.* 2,181 12,868
TEGNA, Inc. 13,222 280,306
Thryv Holdings, Inc.* 3,064 39,403
WideOpenWest , Inc.* 4,156 21,154
2,136,744
Metals & Mining — 1.0%
Alpha Metallurgical Resources,
Inc.* 965 143,968
American Battery Technology
Co.*(b) 6,666 16,465
Ascent Industries Co.* 655 8,004
Caledonia Mining Corp. plc 1,357 34,712
Century Aluminum Co.* 4,295 95,907
Coeur Mining, Inc.* 52,647 692,308
Commercial Metals Co. 9,323 537,658
Compass Minerals
International, Inc.* 2,843 54,159
Constellium SE, Class
a
A * 11,700 169,533
Contango ORE, Inc.* 702 15,465
Critical Metals Corp.*(b) 2,645 16,386
Dakota Gold Corp.* 7,072 29,490
Ferroglobe plc 9,821 41,052
Friedman Industries, Inc. 548 10,461
Hecla Mining Co. 49,328 419,781
Idaho Strategic Resources, Inc.* 1,032 29,041
Ivanhoe Electric, Inc.* 7,049 62,877
Kaiser Aluminum Corp. 1,322 102,944
Lifezone Metals Ltd.*(b) 2,280 10,214
MAC Copper Ltd., Class
a
A * 5,865 71,201
Materion Corp. 1,698 188,139
Metallus , Inc.* 3,019 49,602
NioCorp Developments Ltd.* 4,256 19,578
Novagold Resources, Inc.* 20,485 140,117
Olympic Steel, Inc. 814 27,440
Perpetua Resources Corp.* 3,783 71,385
Piedmont Lithium, Inc.* 1,699 12,318
Ramaco Resources, Inc.,
Class
a
A * 2,923 75,793
Ramaco Resources, Inc.,
Class
a
B 1 16
Ryerson Holding Corp. 2,226 50,753
SSR Mining, Inc.* 16,743 323,307
SunCoke Energy, Inc. 6,982 53,901
Tredegar Corp.* 2,195 17,187
United States Antimony Corp.* 7,528 34,253
US Gold Corp.* 904 11,870
US Goldmining, Inc.* 136 1,258

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Vox Royalty Corp. 3,295 $ 12,126
Warrior Met Coal, Inc. 4,284 261,924
Worthington Steel, Inc. 2,701 89,943
4,002,536
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
ACRES Commercial Realty
Corp.* 506 10,626
Advanced Flower Capital, Inc. 1,502 6,999
AG Mortgage Investment Trust,
Inc. 2,293 17,335
Angel Oak Mortgage REIT, Inc. 1,011 9,968
Apollo Commercial Real Estate
Finance, Inc. 11,483 121,605
Arbor Realty Trust, Inc.*(b) 15,686 187,291
Ares Commercial Real Estate
Corp. 4,347 20,518
ARMOUR Residential REIT,
Inc.*(b) 6,780 103,802
Blackstone Mortgage Trust,
Inc., Class
a
A 13,375 261,615
BrightSpire Capital, Inc.,
Class
a
A 10,603 61,497
Chicago Atlantic Real Estate
Finance, Inc. 1,425 20,292
Chimera Investment Corp. 6,541 92,686
Claros Mortgage Trust, Inc. 7,584 28,061
Dynex Capital, Inc. 8,664 109,340
Ellington Financial, Inc. 7,588 103,500
Franklin BSP Realty Trust, Inc. 6,727 77,697
Invesco Mortgage Capital,
Inc.*(b) 5,419 42,377
KKR Real Estate Finance Trust,
Inc. 4,694 45,203
Ladder Capital Corp., Class
a
A 9,389 109,100
Lument Finance Trust, Inc. 3,747 8,393
MFA Financial, Inc. 8,465 86,343
New York Mortgage Trust, Inc. 6,992 50,482
Nexpoint Real Estate Finance,
Inc. 628 9,420
Orchid Island Capital, Inc. 8,864 62,580
PennyMac Mortgage
Investment Trust 7,172 88,287
Ready Capital Corp. 13,697 58,349
Redwood Trust, Inc. 10,924 66,855
Rithm Property Trust, Inc. 3,459 8,890
Seven Hills Realty Trust 1,196 12,941
Sunrise Realty Trust, Inc. 836 9,246
TPG RE Finance Trust, Inc. 5,631 52,650
Two Harbors Investment Corp. 8,581 85,810
2,029,758
Multi-Utilities — 0.3%
Avista Corp. 6,622 241,968
Black Hills Corp. 5,978 357,544
Northwestern Energy Group,
Inc. 5,075 291,863
Unitil Corp. 1,324 62,175
953,550
Investments
Shares Value
Common Stocks (a) (continued)
Office REITs — 0.4%
Brandywine Realty Trust, REIT 14,155 $ 60,300
City Office REIT, Inc. 3,214 22,273
COPT Defense Properties, REIT 9,371 269,697
Douglas Emmett, Inc., REIT 13,319 215,901
Easterly Government
Properties, Inc., Class
a
A , REIT 3,269 74,827
Empire State Realty Trust, Inc.,
Class
a
A , REIT 11,347 86,805
Franklin Street Properties
Corp., REIT 6,238 10,355
JBG SMITH Properties, REIT*(b) 6,073 130,205
NET Lease Office Properties,
REIT 1,225 36,285
Paramount Group, Inc., REIT* 15,354 110,549
Peakstone Realty Trust, REIT 3,027 38,503
Piedmont Realty Trust, Inc.,
Class
a
A , REIT 10,218 86,547
Postal Realty Trust, Inc.,
Class
a
A , REIT 1,844 29,209
SL Green Realty Corp., REIT 5,907 336,049
1,507,505
Oil, Gas & Consumable Fuels — 1.8%
Ardmore Shipping Corp. 2,834 32,931
Berry Corp. 6,330 21,142
BKV Corp.* 1,378 32,121
California Resources Corp. 5,373 266,931
Calumet, Inc.* 5,668 92,388
Centrus Energy Corp., Class
a
A * 1,215 245,102
Clean Energy Fuels Corp.* 14,479 38,080
CNX Resources Corp.* 11,711 341,961
Comstock Resources, Inc.* 6,092 98,264
Core Natural Resources, Inc. 4,351 323,105
Crescent Energy Co., Class
a
A 14,707 140,305
CVR Energy, Inc.* 2,542 77,506
Delek US Holdings, Inc. 5,000 138,547
DHT Holdings, Inc. 10,479 122,814
Diversified Energy Co. plc(c) 4,518 74,411
Dorian LPG Ltd. 3,054 97,667
Empire Petroleum Corp.* 1,203 6,075
Encore Energy Corp.* 15,133 36,017
Energy Fuels, Inc.* 17,114 197,838
Epsilon Energy Ltd. 1,584 9,282
Evolution Petroleum Corp. 2,562 13,220
Excelerate Energy, Inc., Class
a
A 1,893 46,227
FLEX LNG Ltd.*(b) 2,572 70,087
FutureFuel Corp. 2,070 8,032
Gevo , Inc.* 19,015 32,896
Golar LNG Ltd. 8,217 360,069
Granite Ridge Resources, Inc. 4,444 24,709
Green Plains, Inc.* 5,281 58,672
Gulfport Energy Corp.* 1,253 218,060
HighPeak Energy, Inc.*(b) 1,501 11,558
Infinity Natural Resources, Inc.,
Class
a
A * 1,204 17,940
International Seaways, Inc. 3,306 150,158
Kinetik Holdings, Inc., Class
a
A 3,642 152,345
Kolibri Global Energy, Inc.*(b) 2,898 16,345

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Kosmos Energy Ltd.* 38,988 $ 69,788
Lightbridge Corp.*(b) 1,541 23,315
Magnolia Oil & Gas Corp.,
Class
a
A 15,319 381,137
Murphy Oil Corp. 11,114 276,294
NACCO Industries, Inc.,
Class
a
A 329 12,870
Navigator Holdings Ltd. 2,686 43,218
New Fortress Energy, Inc.*(b) 13,902 34,199
NextDecade Corp.* 10,994 117,856
NextNRG , Inc.* 1,440 2,621
Nordic American Tankers Ltd. 16,857 52,425
Northern Oil & Gas, Inc. 7,596 198,711
OPAL Fuels, Inc., Class
a
A * 1,736 4,080
Par Pacific Holdings, Inc.* 4,388 152,000
PBF Energy, Inc., Class
a
A 6,892 188,289
Peabody Energy Corp. 10,060 175,044
Prairie Operating Co.* 1,775 4,526
PrimeEnergy Resources Corp.* 44 6,656
REX American Resources
Corp.* 1,217 76,148
Riley Exploration Permian, Inc. 1,076 31,484
Sable Offshore Corp.* 5,622 151,682
SandRidge Energy, Inc. 2,990 35,402
Scorpio Tankers, Inc. 3,580 180,432
SFL Corp. Ltd. 9,971 81,064
SM Energy Co. 9,384 267,913
Summit Midstream Corp.* 814 18,738
Talos Energy, Inc.* 9,897 97,782
Teekay Corp. Ltd. 4,287 35,153
Teekay Tankers Ltd., Class
a
A 1,977 97,209
Uranium Energy Corp.* 34,990 374,043
VAALCO Energy, Inc. 8,509 33,015
Verde Clean Fuels, Inc.* 344 998
Vital Energy, Inc.* 2,450 43,659
Vitesse Energy, Inc. 2,422 64,449
W&T Offshore, Inc.*(b) 8,156 14,844
World Kinect Corp. 4,541 121,744
7,041,593
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,297 27,976
Magnera Corp.* 2,734 33,902
Sylvamo Corp. 2,826 130,363
192,241
Passenger Airlines — 0.3%
Allegiant Travel Co.* 1,185 74,252
Frontier Group Holdings, Inc.* 6,955 34,079
JetBlue Airways Corp.* 26,444 141,475
Joby Aviation, Inc.*(b) 37,938 536,823
SkyWest, Inc.* 3,328 404,019
Spirit Aviation Holdings, Inc.* 1,321 1,612
Strata Critical Medical, Inc.* 5,270 23,030
Sun Country Airlines Holdings,
Inc.* 4,206 55,730
1,271,020
Personal Care Products — 0.1%
Beauty Health Co. (The)* 9,394 19,539
Investments
Shares Value
Common Stocks (a) (continued)
Edgewell Personal Care Co. 3,842 $ 92,285
FitLife Brands, Inc.* 322 5,996
Herbalife Ltd.* 8,309 81,262
Honest Co., Inc. (The)* 7,672 30,381
Interparfums , Inc. 1,505 172,985
Lifevantage Corp. 871 11,410
Medifast , Inc.* 884 12,402
Nature's Sunshine Products,
Inc.* 1,200 20,220
Nu Skin Enterprises, Inc.,
Class
a
A 4,017 48,887
Olaplex Holdings, Inc.* 11,544 16,508
USANA Health Sciences, Inc.* 915 29,198
Waldencast plc, Class
a
A * 3,479 5,427
546,500
Pharmaceuticals — 1.2%
Aardvark Therapeutics, Inc.*(b) 463 3,843
Aclaris Therapeutics, Inc.* 7,455 14,388
Alumis , Inc.*(b) 3,962 18,384
Amneal Pharmaceuticals, Inc.* 12,365 118,209
Amphastar Pharmaceuticals,
Inc.* 3,049 93,360
Amylyx Pharmaceuticals, Inc.* 5,699 53,457
ANI Pharmaceuticals, Inc.* 1,493 139,595
Aquestive Therapeutics, Inc.* 7,069 26,650
Arvinas , Inc.* 5,391 41,672
Atea Pharmaceuticals, Inc.* 6,300 21,168
Avadel Pharmaceuticals plc,
ADR* 7,342 108,368
Axsome Therapeutics, Inc.* 3,327 403,499
BioAge Labs, Inc.* 1,949 9,609
Biote Corp., Class
a
A * 2,396 8,242
Collegium Pharmaceutical, Inc.* 2,633 102,160
CorMedix, Inc.* 5,283 78,347
Crinetics Pharmaceuticals, Inc.* 7,433 230,349
Edgewise Therapeutics, Inc.* 5,997 86,057
Enliven Therapeutics, Inc.* 2,648 53,675
Esperion Therapeutics, Inc.*(b) 16,406 36,421
Eton Pharmaceuticals, Inc.* 2,104 36,420
Evolus , Inc.* 4,388 33,480
EyePoint Pharmaceuticals, Inc.* 5,093 58,926
Fulcrum Therapeutics, Inc.* 4,388 28,434
Harmony Biosciences Holdings,
Inc.* 3,595 132,620
Harrow, Inc.* 2,594 101,166
Indivior plc* 9,970 242,072
Innoviva , Inc.* 5,175 105,725
Journey Medical Corp.* 996 7,181
LENZ Therapeutics, Inc.* 1,464 56,554
Ligand Pharmaceuticals, Inc.* 1,570 253,885
Liquidia Corp.* 5,279 146,123
Maze Therapeutics, Inc.* 729 10,563
MBX Biosciences, Inc.* 1,400 21,126
MediWound Ltd.* 635 10,604
Mind Medicine MindMed , Inc.* 6,191 54,976
Nuvation Bio, Inc.*(b) 20,507 60,906
Ocular Therapeutix , Inc.* 11,551 141,038
Omeros Corp.*(b) 4,636 19,286
Pacira BioSciences , Inc.* 3,783 100,893

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Phathom Pharmaceuticals,
Inc.*(b) 3,468 $ 42,240
Phibro Animal Health Corp.,
Class
a
A 1,681 62,315
Prestige Consumer Healthcare,
Inc.* 4,065 276,583
Rapport Therapeutics, Inc.* 1,443 25,440
Scilex Holding Co.* 139 2,473
scPharmaceuticals , Inc.* 2,814 15,477
Septerna , Inc.*(b) 1,758 21,272
SIGA Technologies, Inc. 3,374 28,308
Supernus Pharmaceuticals,
Inc.* 4,433 200,017
Tarsus Pharmaceuticals, Inc.* 3,186 186,636
Terns Pharmaceuticals, Inc.* 5,940 41,342
Theravance Biopharma, Inc.* 3,113 43,208
Third Harmonic Bio, Inc.*‡ 2,105 —
Trevi Therapeutics, Inc.* 6,232 45,213
Tvardi Therapeutics, Inc.* 279 8,348
WaVe Life Sciences Ltd.* 9,210 88,416
Xeris Biopharma Holdings, Inc.* 12,318 96,450
Zevra Therapeutics, Inc.* 4,462 40,470
4,493,639
Professional Services — 1.1%
Acuren Corp.* 14,007 157,859
Alight, Inc., Class
a
A 35,447 137,534
Asure Software, Inc.* 2,027 17,027
Barrett Business Services, Inc. 2,047 99,894
BlackSky Technology, Inc.* 2,301 40,406
CBIZ, Inc.* 4,307 277,974
Conduent, Inc.* 12,254 34,066
CRA International, Inc. 545 105,599
CSG Systems International, Inc. 2,284 146,541
Exponent, Inc. 4,179 298,297
First Advantage Corp.* 6,512 106,536
Forrester Research, Inc.* 942 9,175
Franklin Covey Co.* 909 17,780
Heidrick & Struggles
International, Inc. 1,685 85,615
HireQuest , Inc.*(b) 457 4,460
Huron Consulting Group, Inc.* 1,400 191,744
IBEX Holdings Ltd.* 821 24,244
ICF International, Inc. 1,508 148,116
Innodata, Inc.*(b) 2,491 94,608
Insperity, Inc. 2,965 163,727
Kelly Services, Inc., Class
a
A 2,493 35,475
Kforce , Inc. 1,475 48,085
Korn Ferry 4,251 315,169
Legalzoom.com, Inc.* 9,106 100,895
Maximus, Inc. 4,655 409,268
Mistras Group, Inc.* 1,354 12,944
Planet Labs PBC* 17,601 124,791
RCM Technologies, Inc.* 404 10,961
Resolute Holdings
Management, Inc.* 351 23,198
Resources Connection, Inc. 2,674 13,664
Skillsoft Corp.* 364 5,595
Spire Global, Inc.* 2,256 20,394
TriNet Group, Inc. 2,461 178,226
Investments
Shares Value
Common Stocks (a) (continued)
TrueBlue, Inc.* 2,354 $ 14,053
TTEC Holdings, Inc.* 1,633 6,189
Upwork, Inc.* 10,223 157,332
Verra Mobility Corp., Class
a
A * 13,129 326,256
Willdan Group, Inc.* 1,143 125,570
WNS Holdings Ltd.* 3,329 251,173
4,340,440
Real Estate Management & Development — 0.4%
American Realty Investors, Inc.* 109 1,668
Anywhere Real Estate, Inc.* 8,670 52,974
Compass, Inc., Class
a
A * 37,470 340,228
Cushman & Wakefield plc* 19,032 300,135
Douglas Elliman, Inc.* 6,025 16,388
eXp World Holdings, Inc. 6,439 69,734
Forestar Group, Inc.* 1,591 44,023
FRP Holdings, Inc.* 960 24,672
Kennedy-Wilson Holdings, Inc. 9,945 87,516
Logistic Properties of The
Americas* 256 1,661
Marcus & Millichap, Inc. 1,973 64,300
Maui Land & Pineapple Co.,
Inc.* 561 9,750
Newmark Group, Inc., Class
a
A 11,206 204,061
RE/MAX Holdings, Inc.,
Class
a
A * 1,503 14,158
Real Brokerage, Inc. (The)* 8,715 46,887
RMR Group, Inc. (The), Class
a
A 1,276 21,539
Seaport Entertainment Group,
Inc.* 614 15,325
St Joe Co. (The) 3,131 157,990
Stratus Properties, Inc.* 551 10,723
Tejon Ranch Co.* 1,728 30,085
Transcontinental Realty
Investors, Inc.* 152 7,162
1,520,979
Residential REITs — 0.2%
Apartment Investment and
Management Co., Class
a
A ,
REIT 10,852 84,971
BRT Apartments Corp., REIT 889 14,224
Centerspace , REIT 1,384 82,348
Clipper Realty, Inc., REIT 1,136 5,089
Elme Communities, REIT 7,236 123,591
Independence Realty Trust,
Inc., REIT 19,121 346,281
NexPoint Residential Trust, Inc.,
REIT 1,875 64,706
UMH Properties, Inc., REIT 6,418 100,699
Veris Residential, Inc., REIT 6,492 102,119
924,028
Retail REITs — 0.7%
Acadia Realty Trust, REIT 10,850 217,109
Alexander's, Inc., REIT 175 40,309
CBL & Associates Properties,
Inc., REIT 1,499 47,743
Curbline Properties Corp., REIT 8,003 180,308
FrontView REIT, Inc. 1,455 19,453

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Getty Realty Corp., REIT 4,264 $ 121,908
InvenTrust Properties Corp.,
REIT 6,416 191,004
Kite Realty Group Trust, REIT 18,159 414,388
Macerich Co. (The), REIT 20,882 384,229
NETSTREIT Corp., REIT 6,758 123,604
Phillips Edison & Co., Inc., REIT 10,384 365,413
Saul Centers, Inc., REIT 1,011 34,546
SITE Centers Corp., REIT 4,127 50,680
Tanger , Inc., REIT 9,189 314,080
Urban Edge Properties, REIT 10,460 216,417
Whitestone REIT 3,709 48,810
2,770,001
Semiconductors & Semiconductor Equipment — 1.8%
ACM Research, Inc., Class
a
A * 4,155 117,254
Aehr Test Systems*(b) 2,340 58,383
Aeluma , Inc.* 789 17,981
Alpha & Omega Semiconductor
Ltd.* 2,034 58,518
Ambarella, Inc.* 3,346 275,978
Atomera , Inc.* 2,406 7,892
Axcelis Technologies, Inc.* 2,649 212,026
CEVA, Inc.* 1,924 42,751
Cohu , Inc.* 3,758 74,784
Credo Technology Group
Holding Ltd.* 12,049 1,482,690
Diodes, Inc.* 3,772 205,329
FormFactor , Inc.* 6,407 187,020
Ichor Holdings Ltd.* 2,795 47,096
Impinj , Inc.* 2,133 399,874
indie Semiconductor, Inc.,
Class
a
A *(b) 15,940 72,208
Kopin Corp.*(b) 12,284 25,796
Kulicke & Soffa Industries, Inc. 4,289 160,838
MaxLinear , Inc., Class
a
A * 6,710 105,481
Navitas Semiconductor Corp.,
Class
a
A *(b) 11,009 64,513
NVE Corp. 396 25,574
PDF Solutions, Inc.* 2,622 53,620
Penguin Solutions, Inc.* 4,383 105,762
Photronics , Inc.* 5,054 114,574
Power Integrations, Inc. 4,663 210,301
Rambus, Inc.* 8,871 654,414
Rigetti Computing, Inc.* 23,261 377,526
Semtech Corp.* 7,167 416,331
Silicon Laboratories, Inc.* 2,652 356,296
SiTime Corp.* 1,735 419,298
SkyWater Technology, Inc.* 2,161 25,910
Synaptics , Inc.* 3,207 224,041
Ultra Clean Holdings, Inc.* 3,670 88,153
Veeco Instruments, Inc.* 4,702 115,293
6,803,505
Software — 3.6%
8x8, Inc.* 10,716 21,218
A10 Networks, Inc. 6,063 107,376
ACI Worldwide, Inc.* 8,671 427,914
Adeia , Inc. 8,937 134,412
Agilysys, Inc.* 2,127 232,098
Investments
Shares Value
Common Stocks (a) (continued)
Airship AI Holdings, Inc.*(b) 1,644 $ 7,349
Alarm.com Holdings, Inc.* 3,914 229,478
Alkami Technology, Inc.* 5,607 143,539
Amplitude, Inc., Class
a
A * 7,157 81,805
Appian Corp., Class
a
A * 3,237 99,635
Arteris , Inc.* 2,315 21,807
Asana, Inc., Class
a
A * 7,671 111,997
AudioEye , Inc.* 659 8,468
AvePoint, Inc.* 10,925 178,733
Bit Digital, Inc.* 14,909 38,316
Bitdeer Technologies Group,
Class
a
A *(b) 7,377 105,417
Blackbaud, Inc.* 3,145 209,803
BlackLine , Inc.* 4,333 235,585
Blend Labs, Inc., Class
a
A * 17,248 62,438
Box, Inc., Class
a
A * 11,551 376,909
Braze, Inc., Class
a
A * 6,274 173,790
C3.ai, Inc., Class
a
A * 9,951 168,271
Cerence , Inc.* 3,596 37,866
Cipher Mining, Inc.* 21,794 166,506
Cleanspark , Inc.* 22,815 216,058
Clear Secure, Inc., Class
a
A 6,879 249,776
Clearwater Analytics Holdings,
Inc., Class
a
A * 20,284 419,270
Commvault Systems, Inc.* 3,639 679,201
Consensus Cloud Solutions,
Inc.* 1,592 42,299
Core Scientific, Inc.*(b) 22,695 325,673
CoreCard Corp.* 460 12,728
CS Disco, Inc.* 1,960 10,721
Daily Journal Corp.* 104 48,589
Digimarc Corp.*(b) 1,282 11,102
Digital Turbine, Inc.* 8,369 35,150
Domo, Inc., Class
a
B * 2,833 41,588
D-Wave Quantum, Inc.* 23,682 369,913
eGain Corp.* 1,504 9,460
EverCommerce , Inc.* 1,207 13,941
Expensify, Inc., Class
a
A * 4,913 9,629
Five9, Inc.* 6,282 169,111
Freshworks , Inc., Class
a
A * 16,770 225,892
Hut 8 Corp.* 7,748 207,104
I3 Verticals, Inc., Class
a
A * 1,897 59,661
Intapp , Inc.* 4,560 209,714
InterDigital , Inc. 2,129 578,471
Jamf Holding Corp.* 5,541 51,642
Kaltura, Inc.* 6,695 10,645
Life360, Inc.* 1,321 119,478
LiveRamp Holdings, Inc.* 5,313 148,339
MARA Holdings, Inc.*(b) 28,524 455,814
Mercurity Fintech Holding,
Inc.*(b) 2,626 18,356
Meridianlink , Inc.* 2,619 52,092
Mitek Systems, Inc.* 3,656 37,182
N-able, Inc.* 5,927 47,772
NCR Voyix Corp.* 11,434 150,700
NextNav , Inc.* 7,236 128,873
Olo, Inc., Class
a
A * 9,489 97,262
ON24, Inc.* 3,077 17,600
OneSpan , Inc. 2,966 44,861
Ooma , Inc.* 2,085 26,938

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Pagaya Technologies Ltd.,
Class
a
A * 3,452 $ 127,310
PagerDuty, Inc.* 6,935 116,092
Porch Group, Inc.* 6,621 112,358
Progress Software Corp.* 3,522 163,033
PROS Holdings, Inc.* 3,596 55,738
Q2 Holdings, Inc.* 5,116 402,783
Qualys, Inc.* 3,005 408,109
Rapid7, Inc.* 5,253 108,790
Red Violet, Inc. 928 46,623
ReposiTrak , Inc. 924 14,969
Rezolve AI plc* 7,466 27,923
Rimini Street, Inc.* 4,009 17,359
Riot Platforms, Inc.* 27,169 373,845
Sapiens International Corp. NV 2,556 109,652
SEMrush Holdings, Inc.,
Class
a
A * 3,780 29,862
Silvaco Group, Inc.* 632 3,375
SoundHound AI, Inc.,
Class
a
A *(b) 30,108 392,006
SoundThinking , Inc.* 784 9,980
Sprinklr, Inc., Class
a
A * 9,052 78,209
Sprout Social, Inc., Class
a
A * 4,250 67,107
SPS Commerce, Inc.* 3,132 345,460
Synchronoss Technologies,
Inc.* 883 5,316
Telos Corp.* 4,507 27,853
Tenable Holdings, Inc.* 9,821 303,665
Terawulf , Inc.* 21,891 206,870
Varonis Systems, Inc., Class
a
B * 9,076 535,666
Verint Systems, Inc.* 5,113 104,254
Vertex, Inc., Class
a
A * 5,347 138,060
Viant Technology, Inc., Class
a
A * 1,285 13,364
Weave Communications, Inc.* 4,791 37,274
WM Technology, Inc.* 7,174 8,896
Workiva, Inc., Class
a
A * 4,132 339,816
Xperi , Inc.* 3,669 22,014
Yext , Inc.* 8,487 77,147
Zeta Global Holdings Corp.,
Class
a
A * 15,468 303,792
13,867,905
Specialized REITs — 0.2%
Farmland Partners, Inc., REIT 3,410 37,578
Four Corners Property Trust,
Inc., REIT 8,204 212,402
Gladstone Land Corp., REIT 2,802 25,778
Outfront Media, Inc., REIT 11,452 213,923
PotlatchDeltic Corp., REIT 6,439 270,631
Safehold, Inc., REIT 4,614 75,947
Smartstop Self Storage REIT,
Inc., REIT 2,324 84,570
920,829
Specialty Retail — 1.4%
1-800-Flowers.com, Inc.,
Class
a
A *(b) 1,798 10,069
Abercrombie & Fitch Co.,
Class
a
A * 3,874 362,335
Academy Sports & Outdoors,
Inc. 5,455 292,115
Investments
Shares Value
Common Stocks (a) (continued)
Advance Auto Parts, Inc. 4,934 $ 300,925
American Eagle Outfitters, Inc. 13,360 172,878
America's Car-Mart, Inc.* 616 27,603
Arhaus , Inc., Class
a
A * 4,206 49,336
Arko Corp. 6,317 31,585
Asbury Automotive Group, Inc.* 1,613 405,734
BARK, Inc.* 8,768 7,911
Barnes & Noble Education,
Inc.*(b) 1,230 10,615
Bed Bath & Beyond, Inc.* 4,521 40,734
Boot Barn Holdings, Inc.* 2,528 449,403
Buckle, Inc. (The) 2,597 146,964
Build-A-Bear Workshop, Inc. 1,022 62,148
Caleres, Inc. 2,716 40,740
Camping World Holdings, Inc.,
Class
a
A 4,954 86,745
Citi Trends, Inc.* 391 13,931
Designer Brands, Inc., Class
a
A 2,642 9,802
Envela Corp.* 548 4,094
EVgo , Inc., Class
a
A * 10,532 40,759
Foot Locker, Inc.*(b) 7,035 173,765
Genesco, Inc.* 836 26,735
Group 1 Automotive, Inc. 1,037 481,977
Haverty Furniture Cos., Inc. 1,108 24,985
J Jill, Inc. 601 10,073
Lands' End, Inc.* 975 14,001
MarineMax , Inc.* 1,561 41,132
Monro, Inc. 2,456 40,720
National Vision Holdings, Inc.* 6,408 147,000
ODP Corp. (The)* 2,270 45,990
OneWater Marine, Inc., Class
a
A * 918 15,450
Petco Health & Wellness Co.,
Inc., Class
a
A * 6,448 25,728
RealReal , Inc. (The)* 7,832 59,758
Revolve Group, Inc., Class
a
A * 3,334 74,582
Sally Beauty Holdings, Inc.* 8,401 116,438
Shoe Carnival, Inc. 1,488 31,099
Signet Jewelers Ltd. 3,435 302,452
Sleep Number Corp.* 1,716 18,069
Sonic Automotive, Inc., Class
a
A 1,214 99,779
Stitch Fix, Inc., Class
a
A * 8,723 46,145
ThredUp , Inc., Class
a
A * 7,476 80,890
Tile Shop Holdings, Inc.* 2,369 14,711
Torrid Holdings, Inc.* 1,946 4,242
Upbound Group, Inc. 4,315 109,644
Urban Outfitters, Inc.* 5,201 348,883
Victoria's Secret & Co.* 5,625 129,487
Warby Parker, Inc., Class
a
A * 8,073 211,513
Winmark Corp. 246 114,105
Zumiez, Inc.* 1,294 22,244
5,398,023
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure , Inc., Class
a
A * 3,613 69,081
Corsair Gaming, Inc.* 3,837 34,264
CPI Card Group, Inc.* 484 7,541
Diebold Nixdorf, Inc.* 2,088 127,598
Eastman Kodak Co.* 5,223 30,816
Immersion Corp. 2,431 17,163
IonQ , Inc.*(b) 19,503 833,558

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Quantum Computing, Inc.*(b) 9,475 $ 149,515
Turtle Beach Corp.* 1,229 19,443
Xerox Holdings Corp. 9,678 38,518
1,327,497
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.* 9,567 196,985
Carter's, Inc. 2,926 83,567
Ermenegildo Zegna NV 5,077 42,850
Figs, Inc., Class
a
A * 7,270 51,253
G-III Apparel Group Ltd.* 3,220 86,940
Hanesbrands, Inc.* 28,891 182,302
Kontoor Brands, Inc. 4,529 349,865
Lakeland Industries, Inc. 754 11,453
Movado Group, Inc. 1,252 22,874
Oxford Industries, Inc. 1,164 51,274
Rocky Brands, Inc. 578 17,589
Steven Madden Ltd. 5,706 165,702
Superior Group of Cos., Inc. 930 12,220
Wolverine World Wide, Inc. 6,624 211,571
1,486,445
Tobacco — 0.1%
Ispire Technology, Inc.* 1,548 4,923
Turning Point Brands, Inc. 1,404 139,698
Universal Corp. 1,989 111,284
255,905
Trading Companies & Distributors — 0.8%
Alta Equipment Group, Inc. 1,672 13,944
BlueLinx Holdings, Inc.* 641 52,953
Boise Cascade Co. 3,134 272,658
Custom Truck One Source, Inc.* 4,955 30,424
Distribution Solutions Group,
Inc.* 806 25,961
DNOW, Inc.* 8,859 141,744
DXP Enterprises, Inc.* 1,070 133,622
EVI Industries, Inc. 416 11,540
GATX Corp. 2,951 496,683
Global Industrial Co. 1,179 44,012
GMS, Inc.* 3,172 348,698
Herc Holdings, Inc. 2,686 351,302
Hudson Technologies, Inc.* 3,198 32,492
Karat Packaging, Inc. 562 14,207
McGrath RentCorp 2,016 244,924
MRC Global, Inc.* 7,006 105,651
NPK International, Inc.* 6,611 68,754
Rush Enterprises, Inc., Class
a
A 5,145 295,323
Rush Enterprises, Inc., Class
a
B 757 43,936
Titan Machinery, Inc.* 1,712 34,240
Transcat , Inc.* 756 63,466
Willis Lease Finance Corp. 293 43,563
Xometry , Inc., Class
a
A * 3,573 176,792
3,046,889
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.*(b) 1,748 18,424
Investments
Shares Value
Common Stocks (a) (continued)
Water Utilities — 0.2%
American States Water Co. 3,181 $ 237,080
Cadiz, Inc.* 4,516 16,167
California Water Service Group 4,915 230,661
Consolidated Water Co. Ltd. 1,242 41,321
Global Water Resources, Inc. 1,019 9,844
H2O America 2,617 131,818
Middlesex Water Co. 1,469 78,650
Pure Cycle Corp.* 1,627 16,433
York Water Co. (The) 1,182 36,725
798,699
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 5,628 61,795
Spok Holdings, Inc. 1,674 30,400
Telephone and Data Systems,
Inc. 8,066 323,366
415,561
Total Common Stocks
(Cost $191,386,368)
225,192,716
Number of
Rights
Rights — 0.0%(d)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 899 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 9,359 —
Chinook Therape , CVR*‡ 4,511 —
Oncternal Therapeutics,
Inc., CVR*‡ 23 —
Tobira Therapeutics, Inc.,
CVR*‡ 218 —
—
Food Products — 0.0%(d)
Prevail Therape , CVR*‡ 1,074 537
Total Rights
(Cost $3,929) 537
Shares
Securities Lending Reinvestments (e) — 1.2%
Investment Companies — 1.2%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (f)
(Cost $4,507,037) 4,507,037 4,507,037
Principal
Amount
Short-Term Investments — 21.6%
Repurchase Agreements (g) — 10.1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $39,212,392
(Cost $39,193,644) $ 39,193,644
39,193,644

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 11.5%
U.S. Treasury Bills
4.27%, 10/2/2025 (h) $ 5,000,000 $ 4,982,447
4.23%, 10/7/2025 (h) 10,000,000 9,959,216
4.25%, 10/9/2025 (h) 10,000,000 9,956,936
4.10%, 12/2/2025 (h) 20,000,000 19,797,070
Total U.S. Treasury Obligations
(Cost $44,688,087) 44,695,669
Total Short-Term Investments
(Cost $83,881,731) 83,889,313
Total Investments — 80.8%
(Cost $279,779,065) 313,589,603
Other assets less liabilities — 19.2% 74,304,485
Net Assets — 100.0% $ 387,894,088
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,823,391.
(b) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $6,130,125, collateralized in the form of cash with a value of $4,507,037 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $2,066,441 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 4, 2025 – August 15, 2054. The total value of collateral is $6,573,478.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $4,507,037.
(f) Rate shown is the 7-day yield as of August 31, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h) The rate shown was the current yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 426 9/19/2025 U.S. Dollar $ 50,476,740 $ 3,980,358

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Swap Agreements
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
130,370,811 4/7/2026 Bank of America NA 5.23% Russell 2000
®
Index (12,890,400)
97,487,038 4/6/2027 Barclays Bank PLC 5.18% Russell 2000
®
Index 25,591,656
118,455,886 3/8/2027 BNP Paribas 5.13% Russell 2000
®
Index 26,330,507
139,375,039 11/6/2025 Citibank NA 5.08% Russell 2000
®
Index 10,064,660
124,781,326 4/7/2026 Goldman Sachs International 4.88% Russell 2000
®
Index (1,641,941)
151,789,278 3/6/2026 Societe Generale 5.03% Russell 2000
®
Index (1,101,630)
125,770,490 11/6/2026 UBS AG 5.03% Russell 2000
®
Index (15,839,734)
888,029,868 30,513,118
Total Unrealized
Appreciation
61,986,823
Total Unrealized
Depreciation
(31,473,705)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) — 49 .9%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.* 2,973 $ 2,221,693
Boeing Co. (The)* 30,611 7,183,789
General Dynamics Corp. 10,205 3,312,237
General Electric Co. 43,300 11,916,160
Howmet Aerospace, Inc. 16,419 2,858,548
Huntington Ingalls Industries,
Inc. 1,549 419,454
L3Harris Technologies, Inc. 7,577 2,103,527
Lockheed Martin Corp. 8,448 3,849,162
Northrop Grumman Corp. 5,506 3,248,760
RTX Corp. 54,274 8,607,856
Textron, Inc. 7,361 590,058
TransDigm Group, Inc. 2,286 3,197,840
49,509,084
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. 4,794 616,988
Expeditors International of
Washington, Inc. 5,599 674,903
FedEx Corp. 8,938 2,065,304
United Parcel Service, Inc.,
Class
a
B 29,793 2,605,100
5,962,295
Automobile Components — 0.0%(b)
Aptiv plc* 8,806 700,341
Automobiles — 0.9%
Ford Motor Co. 158,637 1,867,157
General Motors Co. 39,089 2,290,225
Tesla, Inc.* 113,821 38,001,417
42,158,799
Banks — 1.8%
Bank of America Corp. 266,236 13,508,815
Citigroup, Inc. 75,845 7,324,352
Citizens Financial Group, Inc. 17,622 921,278
Fifth Third Bancorp 27,102 1,240,459
Huntington Bancshares, Inc. 59,163 1,053,693
JPMorgan Chase & Co. 113,634 34,251,560
KeyCorp 40,027 774,923
M&T Bank Corp. 6,552 1,321,276
PNC Financial Services Group,
Inc. (The) 16,028 3,324,848
Regions Financial Corp. 36,487 999,379
Truist Financial Corp. 53,170 2,489,419
US Bancorp 63,299 3,090,890
Wells Fargo & Co. 132,223 10,866,086
81,166,978
Beverages — 0.5%
Brown-Forman Corp.,
Class
a
B*(c) 7,424 222,275
Coca-Cola Co. (The) 157,353 10,855,783
Constellation Brands, Inc.,
Class
a
A 6,197 1,003,542
Keurig Dr Pepper, Inc. 55,178 1,605,128
Investments
Shares Value
Common Stocks (a) (continued)
Molson Coors Beverage Co.,
Class
a
B 6,990 $ 352,925
Monster Beverage Corp.* 28,524 1,780,183
PepsiCo, Inc. 55,729 8,284,116
24,103,952
Biotechnology — 0.8%
AbbVie, Inc. 71,736 15,093,254
Amgen, Inc. 21,859 6,289,053
Biogen, Inc.* 5,962 788,296
Gilead Sciences, Inc. 50,514 5,706,566
Incyte Corp.* 6,559 554,957
Moderna, Inc.* 13,786 332,105
Regeneron Pharmaceuticals,
Inc. 4,256 2,471,459
Vertex Pharmaceuticals, Inc.* 10,447 4,084,986
35,320,676
Broadline Retail — 2.0%
Amazon.com, Inc.* 383,793 87,888,597
eBay, Inc. 18,755 1,699,391
89,587,988
Building Products — 0.3%
A O Smith Corp. 4,756 339,055
Allegion plc 3,472 589,546
Builders FirstSource, Inc.* 4,482 621,564
Carrier Global Corp. 32,365 2,110,198
Johnson Controls International
plc 26,735 2,857,704
Lennox International, Inc. 1,285 716,850
Masco Corp. 8,562 628,365
Trane Technologies plc 9,059 3,764,920
11,628,202
Capital Markets — 1.7%
Ameriprise Financial, Inc. 3,832 1,972,752
Bank of New York Mellon Corp.
(The) 29,090 3,071,904
Blackrock, Inc. 5,923 6,676,050
Blackstone, Inc. 29,605 5,074,297
Cboe Global Markets, Inc. 4,284 1,010,810
Charles Schwab Corp. (The) 69,416 6,652,829
CME Group, Inc. 14,668 3,909,169
Coinbase Global, Inc., Class
a
A* 8,582 2,613,562
FactSet Research Systems, Inc. 1,577 588,726
Franklin Resources, Inc. 12,579 322,777
Goldman Sachs Group, Inc.
(The) 12,429 9,262,712
Interactive Brokers Group, Inc.,
Class
a
A 17,785 1,106,938
Intercontinental Exchange, Inc. 23,271 4,109,659
Invesco Ltd. 18,193 398,245
KKR & Co., Inc. 27,493 3,834,999
MarketAxess Holdings, Inc. 1,560 286,790
Moody's Corp. 6,278 3,200,273
Morgan Stanley 50,183 7,551,538
MSCI, Inc., Class
a
A 3,137 1,780,938
Nasdaq, Inc. 16,799 1,591,537
Northern Trust Corp. 7,939 1,042,232

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Raymond James Financial, Inc. 7,413 $ 1,256,059
S&P Global, Inc. 12,780 7,009,063
State Street Corp. 11,559 1,328,938
T. Rowe Price Group, Inc. 8,934 961,477
76,614,274
Chemicals — 0.6%
Air Products and Chemicals,
Inc. 9,037 2,657,872
Albemarle Corp. 4,747 403,115
CF Industries Holdings, Inc. 6,542 566,733
Corteva, Inc. 27,729 2,057,215
Dow, Inc. 28,756 708,260
DuPont de Nemours, Inc. 16,966 1,305,025
Eastman Chemical Co. 4,735 333,060
Ecolab, Inc. 10,222 2,831,903
International Flavors &
Fragrances, Inc. 10,387 701,226
Linde plc 19,137 9,153,036
LyondellBasell Industries NV,
Class
a
A 10,463 589,590
Mosaic Co. (The) 12,926 431,728
PPG Industries, Inc. 9,250 1,028,878
Sherwin-Williams Co. (The) 9,342 3,417,584
26,185,225
Commercial Services & Supplies — 0.3%
Cintas Corp. 13,923 2,924,248
Copart, Inc.* 35,717 1,743,347
Republic Services, Inc., Class
a
A 8,282 1,937,740
Rollins, Inc. 11,438 646,704
Veralto Corp. 10,085 1,070,926
Waste Management, Inc. 14,875 3,367,551
11,690,516
Communications Equipment — 0.5%
Arista Networks, Inc.* 41,883 5,719,124
Cisco Systems, Inc. 161,641 11,167,777
F5, Inc.* 2,349 735,566
Motorola Solutions, Inc. 6,779 3,202,806
20,825,273
Construction & Engineering — 0.1%
Quanta Services, Inc. 6,058 2,289,682
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 2,497 1,539,151
Vulcan Materials Co. 5,353 1,558,579
3,097,730
Consumer Finance — 0.3%
American Express Co. 22,474 7,445,187
Capital One Financial Corp. 26,026 5,913,628
Synchrony Financial 15,477 1,181,514
14,540,329
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp. 18,018 16,996,740
Dollar General Corp. 8,915 969,595
Investments
Shares Value
Common Stocks (a) (continued)
Dollar Tree, Inc.* 8,003 $ 873,688
Kroger Co. (The) 24,879 1,687,791
Sysco Corp. 19,653 1,581,477
Target Corp. 18,448 1,770,639
Walmart, Inc. 175,527 17,022,608
40,902,538
Containers & Packaging — 0.1%
Amcor plc 93,074 803,228
Avery Dennison Corp. 3,178 545,504
Ball Corp. 11,260 592,726
International Paper Co. 21,473 1,066,779
Packaging Corp. of America 3,632 791,631
Smurfit WestRock plc 20,108 952,315
4,752,183
Distributors — 0.0%(b)
Genuine Parts Co. 5,674 790,559
LKQ Corp. 10,515 342,999
Pool Corp. 1,566 486,572
1,620,130
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 292,337 8,562,551
Verizon Communications, Inc. 171,235 7,573,724
16,136,275
Electric Utilities — 0.8%
Alliant Energy Corp. 10,452 680,112
American Electric Power Co.,
Inc. 21,703 2,409,467
Constellation Energy Corp. 12,755 3,928,285
Duke Energy Corp. 31,553 3,864,927
Edison International 15,590 875,067
Entergy Corp. 18,136 1,597,600
Evergy, Inc. 9,319 664,072
Eversource Energy 14,934 956,821
Exelon Corp. 40,973 1,789,701
FirstEnergy Corp. 20,869 910,306
NextEra Energy, Inc. 83,623 6,025,037
NRG Energy, Inc. 7,903 1,150,361
PG&E Corp. 89,316 1,364,748
Pinnacle West Capital Corp. 4,827 431,341
PPL Corp. 30,067 1,096,543
Southern Co. (The) 44,623 4,118,703
Xcel Energy, Inc. 23,419 1,695,301
33,558,392
Electrical Equipment — 0.5%
AMETEK, Inc. 9,357 1,729,174
Eaton Corp. plc 15,905 5,553,072
Emerson Electric Co. 22,820 3,012,240
GE Vernova, Inc. 11,049 6,772,705
Generac Holdings, Inc.* 2,431 450,343
Hubbell, Inc., Class
a
B 2,149 926,197
Rockwell Automation, Inc. 4,592 1,577,031
20,020,762

ULTRAPRO S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class
a
A 49,111 $ 5,346,224
CDW Corp. 5,336 879,159
Corning, Inc. 31,339 2,100,653
Jabil, Inc. 4,328 886,504
Keysight Technologies, Inc.* 6,980 1,140,741
TE Connectivity plc 12,021 2,482,337
Teledyne Technologies, Inc.* 1,925 1,035,977
Trimble, Inc.* 9,725 785,975
Zebra Technologies Corp.,
Class
a
A* 2,027 642,741
15,300,311
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 40,254 1,827,531
Halliburton Co. 34,942 794,232
Schlumberger NV 60,955 2,245,582
4,867,345
Entertainment — 0.8%
Electronic Arts, Inc. 9,308 1,600,511
Live Nation Entertainment, Inc.* 6,413 1,067,700
Netflix, Inc.* 17,305 20,908,766
Take-Two Interactive Software,
Inc.* 6,908 1,611,429
TKO Group Holdings, Inc.,
Class
a
A 2,726 516,741
Walt Disney Co. (The) 73,074 8,650,500
Warner Bros Discovery, Inc.* 91,477 1,064,792
35,420,439
Financial Services — 2.1%
Apollo Global Management, Inc. 18,301 2,493,145
Berkshire Hathaway, Inc.,
Class
a
B* 74,475 37,459,436
Block, Inc., Class
a
A* 22,553 1,796,121
Corpay, Inc.* 2,890 941,186
Fidelity National Information
Services, Inc. 21,350 1,490,444
Fiserv, Inc.* 22,520 3,111,814
Global Payments, Inc. 9,895 878,874
Jack Henry & Associates, Inc. 2,919 476,556
Mastercard, Inc., Class
a
A 32,711 19,472,531
PayPal Holdings, Inc.* 39,539 2,775,242
Visa, Inc., Class
a
A 69,009 24,275,986
95,171,335
Food Products — 0.3%
Archer-Daniels-Midland Co. 19,522 1,222,858
Bunge Global SA 5,469 460,599
Campbell's Co. (The) 7,967 254,386
Conagra Brands, Inc. 19,389 370,912
General Mills, Inc. 22,251 1,097,642
Hershey Co. (The) 6,047 1,111,136
Hormel Foods Corp. 11,867 301,896
J M Smucker Co. (The) 4,288 473,867
Kellanova 10,948 870,366
Kraft Heinz Co. (The) 35,073 980,992
Lamb Weston Holdings, Inc. 5,704 328,151
Investments
Shares Value
Common Stocks (a) (continued)
McCormick & Co., Inc.
(Non-Voting) 10,240 $ 720,589
Mondelez International, Inc.,
Class
a
A 52,619 3,232,911
Tyson Foods, Inc., Class
a
A 11,597 658,478
12,084,783
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 6,485 1,077,353
Ground Transportation — 0.5%
CSX Corp. 76,281 2,479,896
JB Hunt Transport Services,
Inc. 3,187 462,083
Norfolk Southern Corp. 9,190 2,573,016
Old Dominion Freight Line, Inc. 7,529 1,136,653
Uber Technologies, Inc.* 84,965 7,965,469
Union Pacific Corp. 24,251 5,421,796
20,038,913
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories 70,700 9,379,062
Align Technology, Inc.* 2,779 394,507
Baxter International, Inc. 20,843 514,614
Becton Dickinson & Co. 11,615 2,241,463
Boston Scientific Corp.* 60,100 6,340,550
Cooper Cos., Inc. (The)* 8,119 547,180
Dexcom, Inc.* 15,945 1,201,296
Edwards Lifesciences Corp.* 23,813 1,936,949
GE HealthCare Technologies,
Inc. 18,609 1,372,042
Hologic, Inc.* 9,052 607,570
IDEXX Laboratories, Inc.* 3,289 2,128,279
Insulet Corp.* 2,884 980,214
Intuitive Surgical, Inc.* 14,573 6,897,328
Medtronic plc 52,121 4,837,350
ResMed, Inc. 5,966 1,637,727
Solventum Corp.* 5,653 413,178
STERIS plc 3,975 974,113
Stryker Corp. 13,971 5,468,389
Zimmer Biomet Holdings, Inc. 8,019 850,816
48,722,627
Health Care Providers & Services — 0.8%
Cardinal Health, Inc. 9,729 1,447,481
Cencora, Inc. 7,046 2,054,684
Centene Corp.* 20,203 586,695
Cigna Group (The) 10,849 3,264,139
CVS Health Corp. 51,362 3,757,130
DaVita, Inc.* 1,660 228,682
Elevance Health, Inc. 9,197 2,930,624
HCA Healthcare, Inc. 6,997 2,826,508
Henry Schein, Inc.* 4,940 343,725
Humana, Inc. 4,887 1,483,986
Labcorp Holdings, Inc. 3,356 932,934
McKesson Corp. 5,099 3,501,177
Molina Healthcare, Inc.* 2,190 396,018
Quest Diagnostics, Inc. 4,539 824,464
UnitedHealth Group, Inc. 36,895 11,432,654

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 2,337 $ 424,353
36,435,254
Health Care REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 6,241 514,508
Healthpeak Properties, Inc.,
REIT 28,260 506,984
Ventas, Inc., REIT 18,293 1,245,388
Welltower, Inc., REIT 25,232 4,246,041
6,512,921
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 28,211 485,511
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class
a
A* 17,519 2,286,755
Booking Holdings, Inc. 1,314 7,357,152
Caesars Entertainment, Inc.* 8,420 225,403
Carnival Corp.* 42,683 1,361,161
Chipotle Mexican Grill, Inc.,
Class
a
A* 54,742 2,306,828
Darden Restaurants, Inc. 4,714 975,515
Domino's Pizza, Inc. 1,399 641,162
DoorDash, Inc., Class
a
A* 13,905 3,410,201
Expedia Group, Inc. 4,932 1,059,394
Hilton Worldwide Holdings, Inc. 9,682 2,672,813
Las Vegas Sands Corp. 13,815 796,158
Marriott International, Inc.,
Class
a
A 9,264 2,481,455
McDonald's Corp. 29,059 9,111,159
MGM Resorts International* 8,372 332,285
Norwegian Cruise Line Holdings
Ltd.* 18,157 451,020
Royal Caribbean Cruises Ltd. 10,182 3,698,306
Starbucks Corp. 46,176 4,072,261
Wynn Resorts Ltd. 3,566 451,991
Yum! Brands, Inc. 11,285 1,658,556
45,349,575
Household Durables — 0.2%
DR Horton, Inc. 11,210 1,899,871
Garmin Ltd. 6,243 1,509,682
Lennar Corp., Class
a
A 9,415 1,253,513
Mohawk Industries, Inc.* 2,076 275,464
NVR, Inc.* 144 1,168,942
PulteGroup, Inc. 8,140 1,074,643
7,182,115
Household Products — 0.5%
Church & Dwight Co., Inc. 10,025 933,929
Clorox Co. (The) 5,015 592,773
Colgate-Palmolive Co. 32,902 2,766,071
Kimberly-Clark Corp. 13,457 1,737,837
Procter & Gamble Co. (The) 95,217 14,952,878
20,983,488
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 28,905 $ 391,374
Vistra Corp. 13,821 2,613,689
3,005,063
Industrial Conglomerates — 0.2%
3M Co. 21,884 3,403,619
Honeywell International, Inc. 26,095 5,727,852
9,131,471
Industrial REITs — 0.1%
Prologis, Inc., REIT 37,725 4,292,351
Insurance — 1.0%
Aflac, Inc. 19,757 2,111,233
Allstate Corp. (The) 10,736 2,184,239
American International Group,
Inc. 23,410 1,903,701
Aon plc, Class
a
A 8,802 3,230,334
Arch Capital Group Ltd. 15,117 1,383,659
Arthur J Gallagher & Co. 10,399 3,148,297
Assurant, Inc. 2,019 435,317
Brown & Brown, Inc. 11,413 1,106,490
Chubb Ltd. 15,173 4,173,637
Cincinnati Financial Corp. 6,355 976,128
Erie Indemnity Co., Class
a
A 1,037 367,492
Everest Group Ltd. 1,710 584,615
Globe Life, Inc. 3,401 475,970
Hartford Insurance Group, Inc.
(The) 11,502 1,521,830
Loews Corp. 7,039 681,375
Marsh & McLennan Cos., Inc. 20,027 4,121,757
MetLife, Inc. 22,886 1,862,005
Principal Financial Group, Inc. 8,340 671,453
Progressive Corp. (The) 23,794 5,878,546
Prudential Financial, Inc. 14,359 1,574,608
Travelers Cos., Inc. (The) 9,229 2,505,766
W R Berkley Corp. 12,165 872,109
Willis Towers Watson plc 4,017 1,312,715
43,083,276
Interactive Media & Services — 3.5%
Alphabet, Inc., Class
a
A 236,368 50,325,111
Alphabet, Inc., Class
a
C 190,695 40,719,103
Match Group, Inc. 9,962 371,981
Meta Platforms, Inc., Class
a
A 88,201 65,154,079
156,570,274
IT Services — 0.5%
Accenture plc, Class
a
A 25,441 6,613,897
Akamai Technologies, Inc.* 5,947 470,586
Cognizant Technology Solutions
Corp., Class
a
A 20,039 1,447,818
EPAM Systems, Inc.* 2,310 407,392
Gartner, Inc.* 3,119 783,462
GoDaddy, Inc., Class
a
A* 5,772 856,045
International Business
Machines Corp. 37,800 9,203,922

ULTRAPRO S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 3,128 $ 855,101
20,638,223
Leisure Products — 0.0%(b)
Hasbro, Inc. 5,338 433,285
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. 11,554 1,451,876
Bio-Techne Corp. 6,372 348,102
Charles River Laboratories
International, Inc.* 2,029 331,356
Danaher Corp. 25,885 5,327,651
IQVIA Holdings, Inc.* 6,657 1,270,222
Mettler-Toledo International,
Inc.* 830 1,079,863
Revvity, Inc. 4,752 428,203
Thermo Fisher Scientific, Inc. 15,334 7,555,369
Waters Corp.* 2,445 737,901
West Pharmaceutical Services,
Inc. 2,952 728,996
19,259,539
Machinery — 0.8%
Caterpillar, Inc. 19,116 8,010,369
Cummins, Inc. 5,622 2,240,030
Deere & Co. 10,226 4,894,573
Dover Corp. 5,606 1,002,689
Fortive Corp. 13,763 658,697
IDEX Corp. 3,047 501,232
Illinois Tool Works, Inc. 10,823 2,864,307
Ingersoll Rand, Inc. 16,408 1,303,287
Nordson Corp. 2,181 490,921
Otis Worldwide Corp. 16,064 1,387,608
PACCAR, Inc. 21,329 2,132,473
Parker-Hannifin Corp. 5,227 3,969,122
Pentair plc 6,667 716,903
Snap-on, Inc. 2,095 681,378
Stanley Black & Decker, Inc. 6,279 466,467
Westinghouse Air Brake
Technologies Corp. 6,980 1,350,630
Xylem, Inc. 9,869 1,397,056
34,067,742
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 3,839 1,019,562
Comcast Corp., Class
a
A 151,334 5,140,816
Fox Corp., Class
a
A 8,725 520,882
Fox Corp., Class
a
B 5,349 291,788
Interpublic Group of Cos., Inc.
(The) 15,033 403,486
News Corp., Class
a
A 15,321 450,590
News Corp., Class
a
B 4,530 153,431
Omnicom Group, Inc. 7,887 617,789
Paramount Skydance Corp.,
Class
a
B* 27,374 402,398
Trade Desk, Inc. (The), Class
a
A* 18,217 995,741
9,996,483
Investments
Shares Value
Common Stocks (a) (continued)
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 58,360 $ 2,591,184
Newmont Corp. 45,218 3,364,219
Nucor Corp. 9,351 1,390,774
Steel Dynamics, Inc. 5,639 738,258
8,084,435
Multi-Utilities — 0.3%
Ameren Corp. 10,998 1,097,380
CenterPoint Energy, Inc. 26,496 999,164
CMS Energy Corp. 12,136 868,574
Consolidated Edison, Inc. 14,666 1,440,641
Dominion Energy, Inc. 34,620 2,073,738
DTE Energy Co. 8,398 1,147,587
NiSource, Inc. 19,136 808,879
Public Service Enterprise
Group, Inc. 20,265 1,668,417
Sempra 26,470 2,185,363
WEC Energy Group, Inc. 12,933 1,377,494
13,667,237
Office REITs — 0.0%(b)
BXP, Inc., REIT 5,921 429,332
Oil, Gas & Consumable Fuels — 1.4%
APA Corp. 14,690 341,102
Chevron Corp. 77,575 12,458,545
ConocoPhillips 51,311 5,078,250
Coterra Energy, Inc. 30,977 757,078
Devon Energy Corp. 26,061 940,802
Diamondback Energy, Inc. 7,579 1,127,452
EOG Resources, Inc. 22,162 2,766,261
EQT Corp. 24,315 1,260,490
Expand Energy Corp. 8,831 854,664
Exxon Mobil Corp. 175,107 20,012,979
Kinder Morgan, Inc. 78,510 2,118,200
Marathon Petroleum Corp. 12,444 2,236,311
Occidental Petroleum Corp. 28,761 1,369,311
ONEOK, Inc. 25,378 1,938,372
Phillips 66 16,513 2,205,806
Targa Resources Corp. 8,848 1,484,340
Texas Pacific Land Corp. 736 687,041
Valero Energy Corp. 12,746 1,937,519
Williams Cos., Inc. (The) 49,578 2,869,575
62,444,098
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 26,498 1,637,047
Southwest Airlines Co. 23,156 761,832
United Airlines Holdings, Inc.* 13,293 1,395,765
3,794,644
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 9,514 872,719
Kenvue, Inc. 78,039 1,616,188
2,488,907

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co. 82,665 $ 3,900,135
Eli Lilly & Co. 31,933 23,393,477
Johnson & Johnson 97,749 17,318,190
Merck & Co., Inc. 101,972 8,577,885
Pfizer, Inc. 230,941 5,718,099
Viatris, Inc. 47,699 503,224
Zoetis, Inc., Class
a
A 18,094 2,829,902
62,240,912
Professional Services — 0.3%
Automatic Data Processing, Inc. 16,522 5,023,514
Broadridge Financial Solutions,
Inc. 4,738 1,211,128
Dayforce, Inc.* 6,522 455,040
Equifax, Inc. 5,054 1,244,800
Jacobs Solutions, Inc. 4,862 710,970
Leidos Holdings, Inc. 5,196 940,060
Paychex, Inc. 13,000 1,812,915
Paycom Software, Inc. 2,012 457,026
Verisk Analytics, Inc., Class
a
A 5,651 1,515,146
13,370,599
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 11,955 1,938,144
CoStar Group, Inc.* 17,136 1,533,501
3,471,645
Residential REITs — 0.1%
AvalonBay Communities, Inc.,
REIT 5,756 1,127,313
Camden Property Trust, REIT 4,305 482,074
Equity Residential, REIT 13,861 916,489
Essex Property Trust, Inc., REIT 2,595 701,195
Invitation Homes, Inc., REIT 23,165 724,833
Mid-America Apartment
Communities, Inc., REIT 4,716 687,687
UDR, Inc., REIT 12,264 485,286
5,124,877
Retail REITs — 0.1%
Federal Realty Investment Trust,
REIT 3,151 316,833
Kimco Realty Corp., REIT 27,473 617,868
Realty Income Corp., REIT 36,694 2,156,139
Regency Centers Corp., REIT 6,609 479,153
Simon Property Group, Inc.,
REIT 12,429 2,245,423
5,815,416
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.* 65,848 10,708,860
Analog Devices, Inc. 20,109 5,053,593
Applied Materials, Inc. 32,997 5,304,598
Broadcom, Inc. 191,048 56,815,765
Enphase Energy, Inc.* 5,312 200,262
First Solar, Inc.* 4,323 843,806
Intel Corp.* 177,188 4,314,528
Investments
Shares Value
Common Stocks (a) (continued)
KLA Corp. 5,359 $ 4,673,048
Lam Research Corp. 51,950 5,202,793
Microchip Technology, Inc. 21,865 1,421,225
Micron Technology, Inc. 45,433 5,406,981
Monolithic Power Systems, Inc. 1,975 1,650,626
NVIDIA Corp. 990,752 172,569,183
NXP Semiconductors NV 10,236 2,403,925
ON Semiconductor Corp.* 16,935 839,807
QUALCOMM, Inc. 44,521 7,155,860
Skyworks Solutions, Inc. 6,136 459,832
Teradyne, Inc. 6,547 774,117
Texas Instruments, Inc. 36,881 7,467,665
293,266,474
Software — 5.5%
Adobe, Inc.* 17,327 6,180,541
Autodesk, Inc.* 8,720 2,744,184
Cadence Design Systems, Inc.* 11,053 3,873,303
Crowdstrike Holdings, Inc.,
Class
a
A* 10,143 4,297,589
Datadog, Inc., Class
a
A* 12,947 1,769,596
Fair Isaac Corp.* 1,006 1,530,770
Fortinet, Inc.* 25,804 2,032,581
Gen Digital, Inc. 22,164 669,353
Intuit, Inc. 11,376 7,587,792
Microsoft Corp. 301,983 153,011,766
Oracle Corp. 66,075 14,941,539
Palantir Technologies, Inc.,
Class
a
A* 86,418 13,542,565
Palo Alto Networks, Inc.* 26,941 5,132,799
PTC, Inc.* 4,853 1,036,115
Roper Technologies, Inc. 4,338 2,283,133
Salesforce, Inc. 38,991 9,991,444
ServiceNow, Inc.* 8,380 7,688,315
Synopsys, Inc.* 7,469 4,507,691
Tyler Technologies, Inc.* 1,739 978,848
Workday, Inc., Class
a
A* 8,834 2,039,064
245,838,988
Specialized REITs — 0.4%
American Tower Corp., REIT 19,033 3,879,877
Crown Castle, Inc., REIT 17,695 1,754,282
Digital Realty Trust, Inc., REIT 12,893 2,161,383
Equinix, Inc., REIT 3,952 3,107,023
Extra Space Storage, Inc., REIT 8,623 1,238,090
Iron Mountain, Inc., REIT 12,024 1,110,176
Public Storage, REIT 6,427 1,893,330
SBA Communications Corp.,
Class
a
A, REIT 4,334 887,820
VICI Properties, Inc., Class
a
A,
REIT 42,925 1,450,007
Weyerhaeuser Co., REIT 29,467 762,311
18,244,299
Specialty Retail — 0.9%
AutoZone, Inc.* 636 2,670,265
Best Buy Co., Inc. 7,863 579,031
CarMax, Inc.* 6,162 378,039
Home Depot, Inc. (The) 40,400 16,433,508
Lowe's Cos., Inc. 22,751 5,871,123

ULTRAPRO S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
O'Reilly Automotive, Inc.* 34,700 $ 3,597,696
Ross Stores, Inc. 13,321 1,960,318
TJX Cos., Inc. (The) 45,382 6,199,635
Tractor Supply Co. 21,516 1,328,828
Ulta Beauty, Inc.* 1,840 906,623
Williams-Sonoma, Inc. 4,997 940,386
40,865,452
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc. 606,791 140,860,463
Dell Technologies, Inc., Class
a
C 12,159 1,485,222
Hewlett Packard Enterprise Co. 53,364 1,204,425
HP, Inc. 38,262 1,091,997
NetApp, Inc. 8,297 935,819
Seagate Technology Holdings
plc 8,623 1,443,490
Super Micro Computer, Inc.* 20,849 866,067
Western Digital Corp. 14,199 1,140,748
149,028,231
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 6,132 733,571
Lululemon Athletica, Inc.* 4,483 906,463
NIKE, Inc., Class
a
B 47,841 3,701,458
Ralph Lauren Corp., Class
a
A 1,582 469,743
Tapestry, Inc. 8,406 855,899
6,667,134
Tobacco — 0.3%
Altria Group, Inc. 68,453 4,600,726
Philip Morris International, Inc. 63,226 10,566,962
15,167,688
Trading Companies & Distributors — 0.1%
Fastenal Co. 46,618 2,315,050
United Rentals, Inc. 2,624 2,509,436
WW Grainger, Inc. 1,769 1,792,882
6,617,368
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 7,882 1,131,146
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 19,365 4,879,786
Total Common Stocks
(Cost $2,301,483,105)
2,225,119,969
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (e)
(Cost $198,760) 198,760 198,760
Investments
Principal
Amount Value
Short-Term Investments — 22 .4%
Repurchase Agreements (f) — 1 .0%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $46,606,027
(Cost $46,583,746) $ 46,583,746
$ 46,583,746
U.S. Treasury Obligations (a) — 21 .4%
U.S. Treasury Bills
4.29%, 9/9/2025 (g) 215,000,000 214,822,535
4.27%, 10/2/2025 (g) 50,000,000 49,824,471
4.23%, 10/7/2025 (g) 20,000,000 19,918,431
4.23%, 10/9/2025 (g) 150,000,000 149,354,041
4.27%, 10/28/2025 (g) 25,000,000 24,839,194
4.28%, 11/12/2025 (g) 300,000,000 297,620,613
4.10%, 12/2/2025 (g) 200,000,000 197,970,700
Total U.S. Treasury Obligations
(Cost $954,094,436) 954,349,985
Total Short-Term Investments
(Cost $1,000,678,182) 1,000,933,731
Total Investments — 72.3%
(Cost $3,302,360,047) 3,226,252,460
Other assets less liabilities — 27.7% 1,238,806,455
Net Assets — 100.0% $ 4,465,058,915
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $829,817,158.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $200,029, collateralized in the form of cash with a value of $198,760 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $198,760.
(e) Rate shown is the 7-day yield as of August 31, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of August 31, 2025.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 1,873 9/19/2025 U.S. Dollar $ 606,173,038 $ 38,921,225
Swap Agreements
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,385,997,101 12/8/2025 Bank of America NA 5.33% S&P 500
®
144,648,511
1,394,298,535 4/7/2026 Barclays Bank PLC 5.28% S&P 500
®
35,511,501
1,244,646,612 12/8/2025 BNP Paribas 5.23% S&P 500
®
168,985,050
1,298,647,925 3/6/2026 Citibank NA 5.23% S&P 500
®
32,177,358
1,003,246,077 11/6/2025 Goldman Sachs International 5.08% S&P 500
®
224,505,782
1,430,779,623 4/6/2027 J.P. Morgan Securities, LLC 5.08% S&P 500
®
198,648,960
570,150,246 1/12/2027
Morgan Stanley & Co.
International plc 5.18% S&P 500
®
(835,137)
1,130,383,994 11/6/2025 Societe Generale 5.23% S&P 500
®
221,450,071
1,110,880,469 3/6/2026 UBS AG 5.25% S&P 500
®
68,127,002
10,569,030,582 1,093,219,098
Total Unrealized
Appreciation
1,094,054,235
Total Unrealized
Depreciation
(835,137)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA S&P 500 EQUAL WEIGHT :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks — 72 .1%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.* 13 $ 9,715
Boeing Co. (The)* 49 11,499
General Dynamics Corp. 38 12,334
General Electric Co. 42 11,558
Howmet Aerospace, Inc. 60 10,446
Huntington Ingalls Industries,
Inc. 46 12,456
L3Harris Technologies, Inc. 42 11,660
Lockheed Martin Corp. 22 10,024
Northrop Grumman Corp. 22 12,981
RTX Corp. 73 11,578
Textron, Inc. 136 10,902
TransDigm Group, Inc. 7 9,792
134,945
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. 110 14,157
Expeditors International of
Washington, Inc. 92 11,090
FedEx Corp. 46 10,629
United Parcel Service, Inc.,
Class
a
B 103 9,006
44,882
Automobile Components — 0.2%
Aptiv plc* 148 11,770
Automobiles — 0.4%
Ford Motor Co. 979 11,523
General Motors Co. 209 12,245
Tesla, Inc.* 31 10,350
34,118
Banks — 2.1%
Bank of America Corp. 234 11,873
Citigroup, Inc. 134 12,940
Citizens Financial Group, Inc. 253 13,227
Fifth Third Bancorp 267 12,221
Huntington Bancshares, Inc. 649 11,559
JPMorgan Chase & Co. 38 11,454
KeyCorp 644 12,468
M&T Bank Corp. 57 11,495
PNC Financial Services Group,
Inc. (The) 59 12,239
Regions Financial Corp. 468 12,818
Truist Financial Corp. 260 12,173
US Bancorp 236 11,524
Wells Fargo & Co. 139 11,423
157,414
Beverages — 1.0%
Brown-Forman Corp., Class
a
B 378 11,317
Coca-Cola Co. (The) 145 10,004
Constellation Brands, Inc.,
Class
a
A 62 10,040
Keurig Dr Pepper, Inc. 318 9,251
Molson Coors Beverage Co.,
Class
a
B 201 10,148
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 167 $ 10,422
PepsiCo, Inc. 81 12,041
73,223
Biotechnology — 1.1%
AbbVie, Inc. 55 11,572
Amgen, Inc. 37 10,645
Biogen, Inc.* 79 10,445
Gilead Sciences, Inc. 95 10,732
Incyte Corp.* 152 12,861
Moderna, Inc.* 376 9,058
Regeneron Pharmaceuticals,
Inc. 20 11,614
Vertex Pharmaceuticals, Inc.* 24 9,385
86,312
Broadline Retail — 0.3%
Amazon.com, Inc.* 49 11,221
eBay, Inc. 134 12,142
23,363
Building Products — 1.2%
A O Smith Corp. 159 11,335
Allegion plc 75 12,735
Builders FirstSource, Inc.* 92 12,759
Carrier Global Corp. 145 9,454
Johnson Controls International
plc 101 10,796
Lennox International, Inc. 18 10,041
Masco Corp. 163 11,963
Trane Technologies plc 24 9,974
89,057
Capital Markets — 3.8%
Ameriprise Financial, Inc. 20 10,296
Bank of New York Mellon Corp.
(The) 117 12,355
Blackrock, Inc. 11 12,398
Blackstone, Inc. 73 12,512
Cboe Global Markets, Inc. 48 11,326
Charles Schwab Corp. (The) 119 11,405
CME Group, Inc. 38 10,127
Coinbase Global, Inc., Class
a
A* 42 12,791
FactSet Research Systems, Inc. 24 8,960
Franklin Resources, Inc. 463 11,881
Goldman Sachs Group, Inc.
(The) 16 11,924
Interactive Brokers Group, Inc.,
Class
a
A 174 10,830
Intercontinental Exchange, Inc. 59 10,419
Invesco Ltd. 693 15,170
KKR & Co., Inc. 82 11,438
MarketAxess Holdings, Inc. 46 8,457
Moody's Corp. 22 11,215
Morgan Stanley 79 11,888
MSCI, Inc., Class
a
A 18 10,219
Nasdaq, Inc. 121 11,463
Northern Trust Corp. 97 12,734
Raymond James Financial, Inc. 71 12,030
S&P Global, Inc. 20 10,969

AUGUST 31, 2025 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 108 $ 12,417
T. Rowe Price Group, Inc. 110 11,838
287,062
Chemicals — 1.9%
Air Products and Chemicals,
Inc. 37 10,882
Albemarle Corp. 161 13,672
CF Industries Holdings, Inc. 110 9,529
Corteva, Inc. 145 10,758
Dow, Inc. 340 8,374
DuPont de Nemours, Inc. 150 11,538
Eastman Chemical Co. 130 9,144
Ecolab, Inc. 38 10,528
International Flavors &
Fragrances, Inc. 134 9,046
Linde plc 22 10,522
LyondellBasell Industries NV,
Class
a
A 170 9,580
Mosaic Co. (The) 302 10,087
PPG Industries, Inc. 92 10,233
Sherwin-Williams Co. (The) 29 10,609
144,502
Commercial Services & Supplies — 0.8%
Cintas Corp. 48 10,081
Copart, Inc.* 207 10,104
Republic Services, Inc., Class
a
A 42 9,827
Rollins, Inc. 183 10,347
Veralto Corp. 106 11,256
Waste Management, Inc. 44 9,961
61,576
Communications Equipment — 0.7%
Arista Networks, Inc.* 112 15,293
Cisco Systems, Inc. 163 11,262
F5, Inc.* 35 10,960
Motorola Solutions, Inc. 26 12,284
49,799
Construction & Engineering — 0.1%
Quanta Services, Inc. 29 10,961
Construction Materials — 0.3%
Martin Marietta Materials, Inc. 18 11,095
Vulcan Materials Co. 40 11,647
22,742
Consumer Finance — 0.5%
American Express Co. 35 11,595
Capital One Financial Corp. 51 11,588
Synchrony Financial 169 12,901
36,084
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp. 11 10,377
Dollar General Corp. 93 10,115
Dollar Tree, Inc.* 112 12,227
Kroger Co. (The) 161 10,922
Investments
Shares Value
Common Stocks (continued)
Sysco Corp. 139 $ 11,185
Target Corp. 106 10,174
Walmart, Inc. 110 10,668
75,668
Containers & Packaging — 0.8%
Amcor plc 1,139 9,830
Avery Dennison Corp. 59 10,127
Ball Corp. 190 10,002
International Paper Co. 221 10,979
Packaging Corp. of America 55 11,988
Smurfit WestRock plc 240 11,366
64,292
Distributors — 0.4%
Genuine Parts Co. 84 11,704
LKQ Corp. 265 8,644
Pool Corp. 35 10,875
31,223
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 368 10,778
Verizon Communications, Inc. 238 10,527
21,305
Electric Utilities — 2.4%
Alliant Energy Corp. 170 11,062
American Electric Power Co.,
Inc. 103 11,435
Constellation Energy Corp. 37 11,395
Duke Energy Corp. 90 11,024
Edison International 211 11,844
Entergy Corp. 126 11,100
Evergy, Inc. 156 11,117
Eversource Energy 159 10,187
Exelon Corp. 243 10,614
FirstEnergy Corp. 260 11,341
NextEra Energy, Inc. 143 10,303
NRG Energy, Inc. 70 10,189
PG&E Corp. 724 11,063
Pinnacle West Capital Corp. 117 10,455
PPL Corp. 309 11,269
Southern Co. (The) 117 10,799
Xcel Energy, Inc. 154 11,148
186,345
Electrical Equipment — 1.1%
AMETEK, Inc. 59 10,903
Eaton Corp. plc 33 11,522
Emerson Electric Co. 82 10,824
GE Vernova, Inc. 22 13,485
Generac Holdings, Inc.* 81 15,005
Hubbell, Inc., Class
a
B 27 11,637
Rockwell Automation, Inc. 33 11,333
84,709
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class
a
A 112 12,192
CDW Corp. 59 9,721

ULTRA S&P 500 EQUAL WEIGHT :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Corning, Inc. 207 $ 13,875
Jabil, Inc. 59 12,085
Keysight Technologies, Inc.* 64 10,460
TE Connectivity plc 62 12,803
Teledyne Technologies, Inc.* 20 10,763
Trimble, Inc.* 145 11,719
Zebra Technologies Corp.,
Class
a
A* 35 11,098
104,716
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 267 12,122
Halliburton Co. 470 10,683
Schlumberger NV 293 10,794
33,599
Entertainment — 1.0%
Electronic Arts, Inc. 71 12,209
Live Nation Entertainment, Inc.* 73 12,154
Netflix, Inc.* 9 10,874
Take-Two Interactive Software,
Inc.* 44 10,264
TKO Group Holdings, Inc.,
Class
a
A 64 12,132
Walt Disney Co. (The) 88 10,417
Warner Bros Discovery, Inc.* 994 11,570
79,620
Financial Services — 1.5%
Apollo Global Management, Inc. 75 10,217
Berkshire Hathaway, Inc.,
Class
a
B* 22 11,066
Block, Inc., Class
a
A* 145 11,548
Corpay, Inc.* 29 9,445
Fidelity National Information
Services, Inc. 128 8,936
Fiserv, Inc.* 62 8,567
Global Payments, Inc. 132 11,724
Jack Henry & Associates, Inc. 59 9,632
Mastercard, Inc., Class
a
A 18 10,715
PayPal Holdings, Inc.* 139 9,756
Visa, Inc., Class
a
A 27 9,498
111,104
Food Products — 1.9%
Archer-Daniels-Midland Co. 214 13,405
Bunge Global SA 139 11,707
Campbell's Co. (The) 313 9,994
Conagra Brands, Inc. 466 8,915
General Mills, Inc. 192 9,471
Hershey Co. (The) 62 11,392
Hormel Foods Corp. 336 8,548
J M Smucker Co. (The) 110 12,156
Kellanova 128 10,176
Kraft Heinz Co. (The) 395 11,048
Lamb Weston Holdings, Inc. 187 10,758
McCormick & Co., Inc.
(Non-Voting) 137 9,641
Mondelez International, Inc.,
Class
a
A 156 9,585
Investments
Shares Value
Common Stocks (continued)
Tyson Foods, Inc., Class
a
A 189 $ 10,731
147,527
Gas Utilities — 0.2%
Atmos Energy Corp. 68 11,297
Ground Transportation — 0.8%
CSX Corp. 324 10,533
JB Hunt Transport Services,
Inc. 73 10,585
Norfolk Southern Corp. 42 11,759
Old Dominion Freight Line, Inc. 64 9,662
Uber Technologies, Inc.* 121 11,344
Union Pacific Corp. 46 10,284
64,167
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories 77 10,215
Align Technology, Inc.* 57 8,092
Baxter International, Inc. 332 8,197
Becton Dickinson & Co. 60 11,579
Boston Scientific Corp.* 104 10,972
Cooper Cos., Inc. (The)* 147 9,907
Dexcom, Inc.* 126 9,493
Edwards Lifesciences Corp.* 139 11,306
GE HealthCare Technologies,
Inc. 143 10,543
Hologic, Inc.* 161 10,806
IDEXX Laboratories, Inc.* 20 12,942
Insulet Corp.* 35 11,896
Intuitive Surgical, Inc.* 20 9,466
Medtronic plc 119 11,044
ResMed, Inc. 42 11,529
Solventum Corp.* 141 10,306
STERIS plc 44 10,783
Stryker Corp. 27 10,568
Zimmer Biomet Holdings, Inc. 112 11,883
201,527
Health Care Providers & Services — 2.1%
Cardinal Health, Inc. 68 10,117
Cencora, Inc. 37 10,789
Centene Corp.* 188 5,459
Cigna Group (The) 33 9,929
CVS Health Corp. 159 11,631
DaVita, Inc.* 75 10,332
Elevance Health, Inc. 27 8,603
HCA Healthcare, Inc. 29 11,715
Henry Schein, Inc.* 147 10,228
Humana, Inc. 46 13,968
Labcorp Holdings, Inc. 40 11,120
McKesson Corp. 15 10,300
Molina Healthcare, Inc.* 35 6,329
Quest Diagnostics, Inc. 59 10,717
UnitedHealth Group, Inc. 33 10,226
Universal Health Services, Inc.,
Class
a
B 60 10,895
162,358

AUGUST 31, 2025 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.6%
Alexandria Real Estate Equities,
Inc., REIT 143 $ 11,789
Healthpeak Properties, Inc.,
REIT 596 10,692
Ventas, Inc., REIT 165 11,233
Welltower, Inc., REIT 70 11,780
45,494
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.,
REIT 653 11,238
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class
a
A* 75 9,790
Booking Holdings, Inc. 2 11,198
Caesars Entertainment, Inc.* 373 9,985
Carnival Corp.* 437 13,936
Chipotle Mexican Grill, Inc.,
Class
a
A* 201 8,470
Darden Restaurants, Inc. 48 9,933
Domino's Pizza, Inc. 24 10,999
DoorDash, Inc., Class
a
A* 48 11,772
Expedia Group, Inc. 60 12,888
Hilton Worldwide Holdings, Inc. 42 11,595
Las Vegas Sands Corp. 249 14,350
Marriott International, Inc.,
Class
a
A 38 10,179
McDonald's Corp. 35 10,974
MGM Resorts International* 315 12,502
Norwegian Cruise Line Holdings
Ltd.* 547 13,588
Royal Caribbean Cruises Ltd. 38 13,802
Starbucks Corp. 110 9,701
Wynn Resorts Ltd. 119 15,083
Yum! Brands, Inc. 73 10,729
221,474
Household Durables — 1.1%
DR Horton, Inc. 84 14,237
Garmin Ltd. 49 11,849
Lennar Corp., Class
a
A 93 12,382
Mohawk Industries, Inc.* 99 13,136
NVR, Inc.* 2 16,235
PulteGroup, Inc. 101 13,334
81,173
Household Products — 0.6%
Church & Dwight Co., Inc. 106 9,875
Clorox Co. (The) 82 9,692
Colgate-Palmolive Co. 114 9,584
Kimberly-Clark Corp. 79 10,202
Procter & Gamble Co. (The) 64 10,051
49,404
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 909 12,308
Vistra Corp. 62 11,725
24,033
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.3%
3M Co. 71 $ 11,043
Honeywell International, Inc. 46 10,097
21,140
Industrial REITs — 0.1%
Prologis, Inc., REIT 97 11,037
Insurance — 3.2%
Aflac, Inc. 103 11,006
Allstate Corp. (The) 53 10,783
American International Group,
Inc. 125 10,165
Aon plc, Class
a
A 29 10,643
Arch Capital Group Ltd. 117 10,709
Arthur J Gallagher & Co. 33 9,991
Assurant, Inc. 53 11,427
Brown & Brown, Inc. 101 9,792
Chubb Ltd. 37 10,178
Cincinnati Financial Corp. 71 10,906
Erie Indemnity Co., Class
a
A 29 10,277
Everest Group Ltd. 31 10,598
Globe Life, Inc. 88 12,316
Hartford Insurance Group, Inc.
(The) 84 11,114
Loews Corp. 117 11,326
Marsh & McLennan Cos., Inc. 48 9,879
MetLife, Inc. 132 10,739
Principal Financial Group, Inc. 137 11,030
Progressive Corp. (The) 40 9,882
Prudential Financial, Inc. 101 11,076
Travelers Cos., Inc. (The) 40 10,860
W R Berkley Corp. 145 10,395
Willis Towers Watson plc 35 11,438
246,530
Interactive Media & Services — 0.5%
Alphabet, Inc., Class
a
A 33 7,026
Alphabet, Inc., Class
a
C 26 5,552
Match Group, Inc. 331 12,360
Meta Platforms, Inc., Class
a
A 15 11,080
36,018
IT Services — 1.0%
Accenture plc, Class
a
A 33 8,579
Akamai Technologies, Inc.* 134 10,603
Cognizant Technology Solutions
Corp., Class
a
A 130 9,393
EPAM Systems, Inc.* 59 10,405
Gartner, Inc.* 26 6,531
GoDaddy, Inc., Class
a
A* 59 8,750
International Business
Machines Corp. 37 9,009
VeriSign, Inc. 37 10,115
73,385
Leisure Products — 0.2%
Hasbro, Inc. 152 12,338

ULTRA S&P 500 EQUAL WEIGHT :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. 88 $ 11,058
Bio-Techne Corp. 203 11,090
Charles River Laboratories
International, Inc.* 70 11,432
Danaher Corp. 51 10,497
IQVIA Holdings, Inc.* 66 12,593
Mettler-Toledo International,
Inc.* 9 11,709
Revvity, Inc. 108 9,732
Thermo Fisher Scientific, Inc. 26 12,811
Waters Corp.* 29 8,752
West Pharmaceutical Services,
Inc. 46 11,360
111,034
Machinery — 2.4%
Caterpillar, Inc. 29 12,152
Cummins, Inc. 33 13,149
Deere & Co. 20 9,573
Dover Corp. 59 10,553
Fortive Corp. 192 9,189
IDEX Corp. 57 9,376
Illinois Tool Works, Inc. 42 11,115
Ingersoll Rand, Inc. 126 10,008
Nordson Corp. 48 10,804
Otis Worldwide Corp. 110 9,502
PACCAR, Inc. 112 11,198
Parker-Hannifin Corp. 15 11,390
Pentair plc 106 11,398
Snap-on, Inc. 33 10,733
Stanley Black & Decker, Inc. 154 11,441
Westinghouse Air Brake
Technologies Corp. 51 9,869
Xylem, Inc. 82 11,608
183,058
Media — 1.1%
Charter Communications, Inc.,
Class
a
A* 26 6,905
Comcast Corp., Class
a
A 296 10,055
Fox Corp., Class
a
A 123 7,343
Fox Corp., Class
a
B 75 4,091
Interpublic Group of Cos., Inc.
(The) 439 11,783
News Corp., Class
a
A 280 8,235
News Corp., Class
a
B 82 2,777
Omnicom Group, Inc. 143 11,201
Paramount Skydance Corp.,
Class
a
B* 853 12,539
Trade Desk, Inc. (The), Class
a
A* 148 8,090
83,019
Metals & Mining — 0.7%
Freeport-McMoRan, Inc. 254 11,278
Newmont Corp. 196 14,582
Nucor Corp. 90 13,386
Steel Dynamics, Inc. 81 10,604
49,850
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 1.4%
Ameren Corp. 110 $ 10,976
CenterPoint Energy, Inc. 289 10,898
CMS Energy Corp. 150 10,735
Consolidated Edison, Inc. 103 10,118
Dominion Energy, Inc. 189 11,321
DTE Energy Co. 77 10,522
NiSource, Inc. 265 11,202
Public Service Enterprise
Group, Inc. 130 10,703
Sempra 137 11,311
WEC Energy Group, Inc. 99 10,544
108,330
Office REITs — 0.1%
BXP, Inc., REIT 143 10,369
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. 533 12,376
Chevron Corp. 71 11,403
ConocoPhillips 112 11,085
Coterra Energy, Inc. 404 9,874
Devon Energy Corp. 304 10,974
Diamondback Energy, Inc. 70 10,413
EOG Resources, Inc. 88 10,984
EQT Corp. 194 10,057
Expand Energy Corp. 93 9,001
Exxon Mobil Corp. 95 10,858
Kinder Morgan, Inc. 378 10,198
Marathon Petroleum Corp. 64 11,501
Occidental Petroleum Corp. 232 11,045
ONEOK, Inc. 126 9,624
Phillips 66 86 11,488
Targa Resources Corp. 62 10,401
Texas Pacific Land Corp. 9 8,401
Valero Energy Corp. 79 12,009
Williams Cos., Inc. (The) 176 10,187
201,879
Passenger Airlines — 0.5%
Delta Air Lines, Inc. 212 13,097
Southwest Airlines Co. 311 10,232
United Airlines Holdings, Inc.* 134 14,070
37,399
Personal Care Products — 0.3%
Estee Lauder Cos., Inc.
(The),
Class
a
A 150 13,759
Kenvue, Inc. 477 9,879
23,638
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co. 209 9,861
Eli Lilly & Co. 13 9,523
Johnson & Johnson 68 12,047
Merck & Co., Inc. 130 10,936
Pfizer, Inc. 426 10,548
Viatris, Inc. 1,162 12,259

AUGUST 31, 2025 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Zoetis, Inc., Class
a
A 62 $ 9,697
74,871
Professional Services — 1.3%
Automatic Data Processing, Inc. 33 10,034
Broadridge Financial Solutions,
Inc. 44 11,247
Dayforce, Inc.* 172 12,001
Equifax, Inc. 38 9,359
Jacobs Solutions, Inc. 82 11,991
Leidos Holdings, Inc. 71 12,845
Paychex, Inc. 68 9,483
Paycom Software, Inc. 42 9,540
Verisk Analytics, Inc., Class
a
A 33 8,848
95,348
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class
a
A* 79 12,807
CoStar Group, Inc.* 128 11,455
24,262
Residential REITs — 0.9%
AvalonBay Communities, Inc.,
REIT 51 9,988
Camden Property Trust, REIT 90 10,078
Equity Residential, REIT 150 9,918
Essex Property Trust, Inc., REIT 37 9,998
Invitation Homes, Inc., REIT 313 9,794
Mid-America Apartment
Communities, Inc., REIT 70 10,208
UDR, Inc., REIT 251 9,932
69,916
Retail REITs — 0.7%
Federal Realty Investment Trust,
REIT 108 10,859
Kimco Realty Corp., REIT 497 11,178
Realty Income Corp., REIT 181 10,636
Regency Centers Corp., REIT 147 10,657
Simon Property Group, Inc.,
REIT 66 11,924
55,254
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.* 86 13,986
Analog Devices, Inc. 46 11,560
Applied Materials, Inc. 60 9,646
Broadcom, Inc. 42 12,490
Enphase Energy, Inc.* 230 8,671
First Solar, Inc.* 62 12,102
Intel Corp.* 505 12,297
KLA Corp. 13 11,336
Lam Research Corp. 115 11,517
Microchip Technology, Inc. 150 9,750
Micron Technology, Inc. 90 10,711
Monolithic Power Systems, Inc. 15 12,536
NVIDIA Corp. 73 12,715
NXP Semiconductors NV 48 11,273
ON Semiconductor Corp.* 201 9,968
QUALCOMM, Inc. 66 10,608
Investments
Shares Value
Common Stocks (continued)
Skyworks Solutions, Inc. 143 $ 10,716
Teradyne, Inc. 121 14,307
Texas Instruments, Inc. 53 10,732
216,921
Software — 2.7%
Adobe, Inc.* 26 9,274
Autodesk, Inc.* 35 11,015
Cadence Design Systems, Inc.* 35 12,265
Crowdstrike Holdings, Inc.,
Class
a
A* 22 9,321
Datadog, Inc., Class
a
A* 81 11,071
Fair Isaac Corp.* 5 7,608
Fortinet, Inc.* 103 8,113
Gen Digital, Inc. 355 10,721
Intuit, Inc. 13 8,671
Microsoft Corp. 22 11,147
Oracle Corp. 59 13,342
Palantir Technologies, Inc.,
Class
a
A* 77 12,067
Palo Alto Networks, Inc.* 53 10,098
PTC, Inc.* 60 12,810
Roper Technologies, Inc. 18 9,474
Salesforce, Inc. 38 9,738
ServiceNow, Inc.* 11 10,092
Synopsys, Inc.* 20 12,070
Tyler Technologies, Inc.* 18 10,132
Workday, Inc., Class
a
A* 42 9,694
208,723
Specialized REITs — 1.3%
American Tower Corp., REIT 49 9,989
Crown Castle, Inc., REIT 104 10,310
Digital Realty Trust, Inc., REIT 59 9,891
Equinix, Inc., REIT 11 8,648
Extra Space Storage, Inc., REIT 70 10,051
Iron Mountain, Inc., REIT 104 9,602
Public Storage, REIT 35 10,311
SBA Communications Corp.,
Class
a
A, REIT 46 9,423
VICI Properties, Inc., Class
a
A,
REIT 322 10,877
Weyerhaeuser Co., REIT 382 9,882
98,984
Specialty Retail — 1.7%
AutoZone, Inc.* 4 16,794
Best Buy Co., Inc. 145 10,678
CarMax, Inc.* 154 9,448
Home Depot, Inc. (The) 29 11,797
Lowe's Cos., Inc. 48 12,387
O'Reilly Automotive, Inc.* 115 11,923
Ross Stores, Inc. 77 11,331
TJX Cos., Inc. (The) 84 11,475
Tractor Supply Co. 203 12,537
Ulta Beauty, Inc.* 22 10,840
Williams-Sonoma, Inc. 68 12,797
132,007

ULTRA S&P 500 EQUAL WEIGHT :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc. 53 $ 12,303
Dell Technologies, Inc., Class
a
C 93 11,360
Hewlett Packard Enterprise Co. 572 12,910
HP, Inc. 421 12,015
NetApp, Inc. 103 11,617
Seagate Technology Holdings
plc 82 13,727
Super Micro Computer, Inc.* 242 10,053
Western Digital Corp. 187 15,024
99,009
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.* 97 11,604
Lululemon Athletica, Inc.* 42 8,493
NIKE, Inc., Class
a
B 165 12,766
Ralph Lauren Corp., Class
a
A 38 11,283
Tapestry, Inc. 128 13,033
57,179
Tobacco — 0.3%
Altria Group, Inc. 174 11,695
Philip Morris International, Inc. 57 9,526
21,221
Trading Companies & Distributors — 0.5%
Fastenal Co. 245 12,167
United Rentals, Inc. 15 14,345
WW Grainger, Inc. 9 9,121
35,633
Water Utilities — 0.1%
American Water Works Co., Inc. 75 10,763
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 46 11,592
Total Common Stocks
(Cost $5,497,897)
5,500,790
Total Investments — 72.1%
(Cost $5,497,897) 5,500,790
Other assets less liabilities — 27.9% 2,124,627
Net Assets — 100.0% $ 7,625,417
* Non-income producing security.

AUGUST 31, 2025 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Swap Agreements
Ultra S&P 500 Equal Weight had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
9,729,130 3/9/2027 Bank of America NA 5.53% S&P 500 Equal Weighted Index (3,672)
9,729,130 (3,672)
Total Unrealized
Depreciation
(3,672)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT 20+ YEAR TREASURY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
Investments
Principal
Amount Value
Short-Term Investments — 69 .8%
Repurchase Agreements (a) — 37 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $9,222,468
(Cost $9,218,058) $ 9,218,058
$ 9,218,058
U.S. Treasury Obligations (b) — 32 .4%
U.S. Treasury Bills
4.23%, 10/7/2025 (c) 7,000,000 6,971,451
4.25%, 10/9/2025 (c) 1,000,000 995,693
Total U.S. Treasury Obligations
(Cost $7,966,051) 7,967,144
Total Short-Term Investments
(Cost $17,184,109) 17,185,202
Total Investments — 69.8%
(Cost $17,184,109) 17,185,202
Other assets less liabilities — 30.2% 7,441,793
Net Assets — 100.0% $ 24,626,995
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $236,974.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 3 12/19/2025 U.S. Dollar $ 342,750 $ (381)
Swap Agreements
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(11,946,243) 12/8/2025 Bank of America NA (4.03)%
ICE U.S. Treasury 20+ Year
Bond Index 1,080,145
(9,676,997) 11/6/2025 Barclays Bank PLC (4.11)%
ICE U.S. Treasury 20+ Year
Bond Index 659,646
(12,837,566) 12/11/2025 Citibank NA (3.88)%
ICE U.S. Treasury 20+ Year
Bond Index 400,260
(7,391,749) 12/8/2025 Goldman Sachs International (3.91)%
ICE U.S. Treasury 20+ Year
Bond Index 747,001
(6,361,238) 12/8/2025
Morgan Stanley & Co.
International plc (4.16)%
ICE U.S. Treasury 20+ Year
Bond Index 758,395
(9,682,487) 11/6/2025 Societe Generale (4.01)%
ICE U.S. Treasury 20+ Year
Bond Index 288,580
(15,796,238) 11/6/2025 UBS AG (3.88)%
ICE U.S. Treasury 20+ Year
Bond Index 493,590
(73,692,518) 4,427,617
Total Unrealized
Appreciation
4,427,617
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Investments
Principal
Amount Value
Short-Term Investments — 131 .0%
Repurchase Agreements (a) — 28 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $61,886,297
(Cost $61,856,710) $ 61,856,710
$ 61,856,710
U.S. Treasury Obligations (b) — 102 .6%
U.S. Treasury Bills
4.27%, 9/23/2025 (c) 50,000,000 49,876,158
4.23%, 10/9/2025 (c) 100,000,000 99,569,361
4.27%, 10/28/2025 (c) 75,000,000 74,517,584
Total U.S. Treasury Obligations
(Cost $223,924,689) 223,963,103
Total Short-Term Investments
(Cost $285,781,399) 285,819,813
Total Investments — 131.0%
(Cost $285,781,399) 285,819,813
Liabilities in excess of other assets — (31.0%) (67,641,652)
Net Assets — 100.0% $ 218,178,161
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $103,600,351.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 175 9/19/2025 U.S. Dollar $ 39,900,875 $ (738,921)

ULTRAPRO SHORT DOW30
~
SM
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Swap Agreements
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(100,198,736) 3/8/2027 Bank of America NA (5.23)%
Dow Jones Industrial
Average
SM
(3,161,787)
(97,420,498) 11/6/2025 Barclays Bank PLC (4.88)%
Dow Jones Industrial
Average
SM
(39,353,095)
(77,289,661) 1/12/2027 BNP Paribas (4.93)%
Dow Jones Industrial
Average
SM
(523,767)
(105,208,673) 3/6/2026 Citibank NA (5.08)%
Dow Jones Industrial
Average
SM
(10,892,730)
(83,392,675) 11/6/2026 Goldman Sachs International (4.83)%
Dow Jones Industrial
Average
SM
(2,502,021)
(97,329,409) 3/8/2027 Societe Generale (4.93)%
Dow Jones Industrial
Average
SM
(6,454,592)
(53,776,161) 11/6/2026 UBS AG (4.73)%
Dow Jones Industrial
Average
SM
(5,218,316)
(614,615,813) (68,106,308)
Total Unrealized
Depreciation
(68,106,308)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 81 .4%
Repurchase Agreements (a) — 81 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,968,200
(Cost $1,967,260) $ 1,967,260
$ 1,967,260
Total Investments — 81.4%
(Cost $1,967,260) 1,967,260
Other assets less liabilities — 18.6% 449,878
Net Assets — 100.0% $ 2,417,138
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 1 9/19/2025 U.S. Dollar $ 325,850 $ (22,772)
Swap Agreements
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,610,775) 11/6/2026 Bank of America NA (5.08)% S&P MidCap 400
®
6,020
(1,415,529) 4/6/2027 BNP Paribas (4.78)% S&P MidCap 400
®
(660,833)
(1,913,405) 1/12/2027 Citibank NA (4.68)% S&P MidCap 400
®
6,914
(1,984,995) 11/6/2026 Societe Generale (4.56)% S&P MidCap 400
®
6,658
(6,924,704) (641,241)
Total Unrealized
Appreciation
19,592
Total Unrealized
Depreciation
(660,833)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT QQQ :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Investments
Principal
Amount Value
Short-Term Investments — 188 .8%
Repurchase Agreements (a) — 10 .2%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $298,814,542
(Cost $298,671,680) $ 298,671,680
$ 298,671,680
U.S. Treasury Obligations (b) — 178 .6%
U.S. Treasury Bills
4.26%, 9/4/2025 (c) 500,000,000 499,882,500
4.29%, 9/9/2025 (c) 200,000,000 199,834,916
4.29%, 9/16/2025 (c) 850,000,000 848,591,669
4.29%, 9/23/2025 (c) 500,000,000 498,761,585
4.24%, 10/9/2025 (c) 300,000,000 298,708,083
4.27%, 10/21/2025 (c) 300,000,000 298,307,457
4.28%, 11/4/2025 (c) 500,000,000 496,440,410
4.23%, 11/12/2025 (c) 700,000,000 694,448,097
4.28%, 11/18/2025 (c) 800,000,000 793,129,320
4.10%, 12/2/2025 (c) 600,000,000 593,912,100
Total U.S. Treasury Obligations
(Cost $5,220,602,800) 5,222,016,137
Total Short-Term Investments
(Cost $5,519,274,480) 5,520,687,817
Total Investments — 188.8%
(Cost $5,519,274,480) 5,520,687,817
Liabilities in excess of other assets — (88.8%) (2,596,267,443)
Net Assets — 100.0% $ 2,924,420,374
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,526,509,626.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 670 9/19/2025 U.S. Dollar $ 314,387,450 $ (2,382,327)

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Swap Agreements
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(796,241,357) 3/8/2027 Bank of America NA (5.18)% Nasdaq-100 Index
®
(126,316,693)
(1,127,686,627) 11/6/2025 Barclays Bank PLC (4.88)% Nasdaq-100 Index
®
(549,785,569)
(1,030,536,050) 1/26/2026 BNP Paribas (5.03)% Nasdaq-100 Index
®
(293,038,457)
(805,584,110) 3/6/2026 Citibank NA (4.98)% Nasdaq-100 Index
®
(241,895,751)
(571,898,218) 1/12/2027 Goldman Sachs International (4.68)% Nasdaq-100 Index
®
(35,987,231)
(789,661,624) 4/6/2027 J.P. Morgan Securities, LLC (4.88)% Nasdaq-100 Index
®
(303,025,580)
(610,533,661) 1/12/2027
Morgan Stanley & Co.
International plc (4.68)% Nasdaq-100 Index
®
(128,553,995)
(854,967,230) 4/6/2027
Nomura Global Financial
Products Inc. (5.03)% Nasdaq-100 Index
®
(126,991,325)
(1,054,349,532) 11/6/2025 Societe Generale (4.98)% Nasdaq-100 Index
®
(564,676,657)
(817,495,628) 4/7/2026 UBS AG (4.85)% Nasdaq-100 Index
®
(263,383,540)
(8,458,954,037) (2,633,654,798)
Total Unrealized
Depreciation
(2,633,654,798)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT RUSSELL2000 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
Investments
Principal
Amount Value
Short-Term Investments — 142 .1%
Repurchase Agreements (a) — 56 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $46,404,323
(Cost $46,382,138) $ 46,382,138
$ 46,382,138
U.S. Treasury Obligations (b) — 85 .3%
U.S. Treasury Bills
4.27%, 9/23/2025 (c) 10,000,000 9,975,232
4.27%, 10/2/2025 (c) 25,000,000 24,912,235
4.22%, 10/7/2025 (c) 35,000,000 34,857,254
Total U.S. Treasury Obligations
(Cost $69,735,794) 69,744,721
Total Short-Term Investments
(Cost $116,117,932) 116,126,859
Total Investments — 142.1%
(Cost $116,117,932) 116,126,859
Liabilities in excess of other assets — (42.1%) (34,407,717)
Net Assets — 100.0% $ 81,719,142
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $51,861,475.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 90 9/19/2025 U.S. Dollar $ 10,664,100 $ (569,131)
Swap Agreements
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(37,439,131) 3/6/2026 Bank of America NA (4.73)% Russell 2000
®
Index (14,865,534)
(22,402,898) 11/6/2026 Barclays Bank PLC (4.78)% Russell 2000
®
Index 3,324,220
(42,808,538) 3/6/2026 BNP Paribas (4.73)% Russell 2000
®
Index (9,295,891)
(43,662,815) 11/6/2025 Citibank NA (4.58)% Russell 2000
®
Index (22,224,767)
(22,994,503) 11/6/2026 Goldman Sachs International (4.48)% Russell 2000
®
Index 380,773
(22,783,892) 3/8/2027 Societe Generale (4.63)% Russell 2000
®
Index (15,299,620)
(42,382,710) 1/12/2027 UBS AG (4.63)% Russell 2000
®
Index (1,967,397)
(234,474,487) (59,948,216)
Total Unrealized
Appreciation
3,704,993
Total Unrealized
Depreciation
(63,653,209)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Investments
Principal
Amount Value
Short-Term Investments — 159 .1%
Repurchase Agreements (a) — 19 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $104,006,341
(Cost $103,956,616) $ 103,956,616
$ 103,956,616
U.S. Treasury Obligations (b) — 139 .5%
U.S. Treasury Bills
4.29%, 9/16/2025 (c) 300,000,000 299,502,942
4.26%, 9/30/2025 (c) 75,000,000 74,752,666
4.27%, 10/2/2025 (c) 100,000,000 99,648,942
4.12%, 11/12/2025 (c) 100,000,000 99,206,871
4.28%, 11/18/2025 (c) 170,000,000 168,539,981
Total U.S. Treasury Obligations
(Cost $741,478,751) 741,651,402
Total Short-Term Investments
(Cost $845,435,367) 845,608,018
Total Investments — 159.1%
(Cost $845,435,367) 845,608,018
Liabilities in excess of other assets — (59.1%) (314,167,938)
Net Assets — 100.0% $ 531,440,080
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $451,290,382.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 218 9/19/2025 U.S. Dollar $ 70,552,975 $ (813,278)

ULTRAPRO SHORT S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Swap Agreements
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(168,160,568) 1/12/2027 Bank of America NA (5.03)% S&P 500
®
(24,298,650)
(141,337,568) 3/6/2026 Barclays Bank PLC (4.88)% S&P 500
®
(47,947,408)
(165,427,878) 11/6/2025 BNP Paribas (4.93)% S&P 500
®
(40,584,137)
(243,396,756) 3/6/2026 Citibank NA (4.83)% S&P 500
®
(33,524,867)
(190,274,038) 1/26/2026 Goldman Sachs International (4.83)% S&P 500
®
(32,561,807)
(212,775,123) 4/6/2027 J.P. Morgan Securities, LLC (4.78)% S&P 500
®
(46,508,691)
(122,557,592) 1/12/2027
Morgan Stanley & Co.
International plc (4.68)% S&P 500
®
(21,712,681)
(126,175,338) 1/26/2026 Societe Generale (4.93)% S&P 500
®
(49,897,328)
(153,634,596) 4/7/2026 UBS AG (4.85)% S&P 500
®
(19,869,356)
(1,523,739,457) (316,904,925)
Total Unrealized
Depreciation
(316,904,925)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
Investments
Principal
Amount Value
Short-Term Investments — 97 .6%
Repurchase Agreements (a) — 97 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $13,174,783
(Cost $13,168,483) $ 13,168,483
$ 13,168,483
Total Investments — 97.6%
(Cost $13,168,483) 13,168,483
Other assets less liabilities — 2.4% 320,684
Net Assets — 100.0% $ 13,489,167
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 4 12/19/2025 U.S. Dollar $ 450,125 $ (1,257)
Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(6,484,633) 12/8/2025 Bank of America NA (3.84)%
ICE U.S. Treasury 7-10 Year
Bond Index (114,703)
(5,838,244) 12/11/2025 Citibank NA (3.86)%
ICE U.S. Treasury 7-10 Year
Bond Index (105,185)
(6,856,172) 11/6/2025 Goldman Sachs International (4.11)%
ICE U.S. Treasury 7-10 Year
Bond Index (213,143)
(7,343,331) 11/6/2025 Societe Generale (4.05)%
ICE U.S. Treasury 7-10 Year
Bond Index (199,732)
(26,522,380) (632,763)
Total Unrealized
Depreciation
(632,763)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT 20+ YEAR TREASURY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Investments
Principal
Amount Value
Short-Term Investments — 83 .7%
Repurchase Agreements (a) — 12 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $37,998,043
(Cost $37,979,876) $ 37,979,876
$ 37,979,876
U.S. Treasury Obligations — 71 .6%
U.S. Treasury Bills
4.27%, 10/2/2025 (b) 75,000,000 74,736,706
4.23%, 10/9/2025 (b) 150,000,000 149,354,042
Total U.S. Treasury Obligations
(Cost $224,060,460) 224,090,748
Total Short-Term Investments
(Cost $262,040,336) 262,070,624
Total Investments — 83.7%
(Cost $262,040,336) 262,070,624
Other assets less liabilities — 16.3% 51,220,171
Net Assets — 100.0% $ 313,290,795
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 73 12/19/2025 U.S. Dollar $ 8,340,250 $ (9,263)
Swap Agreements
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(99,290,148) 12/8/2025 Bank of America NA (4.03)%
ICE U.S. Treasury 20+ Year
Bond Index (4,219,708)
(110,680,105) 12/11/2025 Barclays Bank PLC (4.11)%
ICE U.S. Treasury 20+ Year
Bond Index 6,014,453
(106,490,514) 12/11/2025 Citibank NA (3.88)%
ICE U.S. Treasury 20+ Year
Bond Index 4,122,679
(109,268,874) 12/8/2025 Goldman Sachs International (3.91)%
ICE U.S. Treasury 20+ Year
Bond Index 5,720,485
(141,767,002) 12/8/2025
Morgan Stanley & Co.
International plc (4.16)%
ICE U.S. Treasury 20+ Year
Bond Index 8,429,464
(50,399,582) 12/8/2025 Societe Generale (4.01)%
ICE U.S. Treasury 20+ Year
Bond Index 3,015,750
(617,896,225) 23,083,123
Total Unrealized
Appreciation
27,302,831
Total Unrealized
Depreciation
(4,219,708)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SCC
::
Investments
Principal
Amount Value
Short-Term Investments — 108 .8%
Repurchase Agreements (a) — 108 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,532,702
(Cost $2,531,489) $ 2,531,489
$ 2,531,489
Total Investments — 108.8%
(Cost $2,531,489) 2,531,489
Liabilities in excess of other assets — (8.8%) (204,035)
Net Assets — 100.0% $ 2,327,454
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,203,212) 3/6/2026 BNP Paribas (4.83)%
S&P Consumer Discretionary
Select Sector Index
c
(232,073)
(1,212,576) 3/6/2026 Goldman Sachs International (4.58)%
S&P Consumer Discretionary
Select Sector Index
c
(625,278)
(1,144,690) 3/6/2026 Societe Generale (4.63)%
S&P Consumer Discretionary
Select Sector Index
c
(801,837)
(1,095,532) 3/8/2027 UBS AG (4.63)%
S&P Consumer Discretionary
Select Sector Index
c
(17,568)
(4,656,010) (1,676,756)
Total Unrealized
Depreciation
(1,676,756)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT CONSUMER STAPLES :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SZK
::
Investments
Principal
Amount Value
Short-Term Investments — 85 .9%
Repurchase Agreements (a) — 85 .9%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $628,648
(Cost $628,348) $ 628,348
$ 628,348
Total Investments — 85.9%
(Cost $628,348) 628,348
Other assets less liabilities — 14.1% 103,317
Net Assets — 100.0% $ 731,665
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(675,794) 3/8/2027 Bank of America NA (4.93)%
S&P Consumer Staples Select
Sector Index
c
(6,285)
(213,323) 3/8/2027 Goldman Sachs International (4.58)%
S&P Consumer Staples Select
Sector Index
c
14,340
(238,564) 3/6/2026 Societe Generale (4.63)%
S&P Consumer Staples Select
Sector Index
c
(20,761)
(331,383) 3/6/2026 UBS AG (4.63)%
S&P Consumer Staples Select
Sector Index
c
(3,792)
(1,459,064) (16,498)
Total Unrealized
Appreciation
14,340
Total Unrealized
Depreciation
(30,838)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
Investments
Principal
Amount Value
Short-Term Investments — 84 .0%
Repurchase Agreements (a) — 84 .0%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $44,495,738
(Cost $44,474,465) $ 44,474,465
$ 44,474,465
Total Investments — 84.0%
(Cost $44,474,465) 44,474,465
Other assets less liabilities — 16.0% 8,462,995
Net Assets — 100.0% $ 52,937,460
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 29 9/19/2025 U.S. Dollar $ 6,612,145 $ (160,700)
Swap Agreements
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(11,386,220) 11/6/2025 Bank of America NA (5.23)%
Dow Jones Industrial
Average
SM
(2,486,536)
(6,057,469) 11/6/2025 Barclays Bank PLC (4.88)%
Dow Jones Industrial
Average
SM
(2,263,885)
(19,994,202) 1/12/2027 BNP Paribas (4.93)%
Dow Jones Industrial
Average
SM
(2,108,046)
(14,301,093) 3/8/2027 Citibank NA (5.08)%
Dow Jones Industrial
Average
SM
(785,686)
(19,600,831) 11/6/2026 Goldman Sachs International (4.83)%
Dow Jones Industrial
Average
SM
(301,448)
(15,120,900) 11/6/2026 Societe Generale (4.93)%
Dow Jones Industrial
Average
SM
(475,538)
(12,770,420) 11/6/2026 UBS AG (4.73)%
Dow Jones Industrial
Average
SM
(224,560)
(99,231,135) (8,645,699)
Total Unrealized
Depreciation
(8,645,699)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT ENERGY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DUG
::
Investments
Principal
Amount Value
Short-Term Investments — 81 .5%
Repurchase Agreements (a) — 81 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $12,587,598
(Cost $12,581,580) $ 12,581,580
$ 12,581,580
Total Investments — 81.5%
(Cost $12,581,580) 12,581,580
Other assets less liabilities — 18.5% 2,861,007
Net Assets — 100.0% $ 15,442,587
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Energy had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(10,810,976) 3/8/2027 Bank of America NA (4.73)%
S&P Energy Select Sector
Index
c
(605,176)
(1,800,570) 3/6/2026 BNP Paribas (4.93)%
S&P Energy Select Sector
Index
c
1,475,615
(8,221,062) 3/8/2027 Goldman Sachs International (4.58)%
S&P Energy Select Sector
Index
c
(331,217)
(4,708,676) 3/8/2027 Societe Generale (4.63)%
S&P Energy Select Sector
Index
c
(750,578)
(5,427,204) 3/8/2027 UBS AG (4.63)%
S&P Energy Select Sector
Index
c
(445,042)
(30,968,488) (656,398)
Total Unrealized
Appreciation
1,475,615
Total Unrealized
Depreciation
(2,132,013)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKF
::
Investments
Principal
Amount Value
Short-Term Investments — 87 .1%
Repurchase Agreements (a) — 87 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $9,172,885
(Cost $9,168,499) $ 9,168,499
$ 9,168,499
Total Investments — 87.1%
(Cost $9,168,499) 9,168,499
Other assets less liabilities — 12.9% 1,354,663
Net Assets — 100.0% $ 10,523,162
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(4,169,324) 11/6/2025 Bank of America NA (4.78)%
S&P Financial Select Sector
Index
c
(750,355)
(1,445,374) 3/6/2026 Barclays Bank PLC (4.98)%
S&P Financial Select Sector
Index
c
(732,634)
(2,109,250) 3/6/2026 BNP Paribas (4.83)%
S&P Financial Select Sector
Index
c
(705,167)
(2,445,507) 4/15/2027 Citibank NA (4.73)%
S&P Financial Select Sector
Index
c
(755,748)
(2,573,763) 3/8/2027 Goldman Sachs International (4.58)%
S&P Financial Select Sector
Index
c
(542,918)
(2,896,730) 3/6/2026 J.P. Morgan Securities, LLC (4.98)%
S&P Financial Select Sector
Index
c
(613,330)
(3,221,690) 3/6/2026 Societe Generale (4.63)%
S&P Financial Select Sector
Index
c
(1,465,113)
(2,170,388) 3/6/2026 UBS AG (4.63)%
S&P Financial Select Sector
Index
c
(565,590)
(21,032,026) (6,130,855)
Total Unrealized
Depreciation
(6,130,855)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FTSE CHINA 50 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FXP
::
Investments
Principal
Amount Value
Short-Term Investments — 79 .3%
Repurchase Agreements (a) — 79 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $4,904,116
(Cost $4,901,771) $ 4,901,771
$ 4,901,771
Total Investments — 79.3%
(Cost $4,901,771) 4,901,771
Other assets less liabilities — 20.7% 1,278,788
Net Assets — 100.0% $ 6,180,559
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,973,313) 11/6/2026 Bank of America NA (3.63)% iShares
®
China Large-Cap ETF
c
(67,295)
(1,910,913) 11/13/2025 Citibank NA (1.78)% iShares
®
China Large-Cap ETF
c
(231,829)
(2,067,367) 11/6/2026 Goldman Sachs International (3.83)% iShares
®
China Large-Cap ETF
c
292,713
(3,107,381) 11/6/2026 Societe Generale (4.18)% iShares
®
China Large-Cap ETF
c
(511,262)
(3,271,070) 3/6/2026 UBS AG (4.43)% iShares
®
China Large-Cap ETF
c
(816,277)
(12,330,044) (1,333,950)
Total Unrealized
Appreciation
292,713
Total Unrealized
Depreciation
(1,626,663)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EPV
::
Investments
Principal
Amount Value
Short-Term Investments — 75 .3%
Repurchase Agreements (a) — 32 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $6,151,992
(Cost $6,149,050) $ 6,149,050
$ 6,149,050
U.S. Treasury Obligations — 42 .5%
U.S. Treasury Bills
4.23%, 10/7/2025 (b)
(Cost $7,966,292) 8,000,000 7,967,372
Total Short-Term Investments
(Cost $14,115,342) 14,116,422
Total Investments — 75.3%
(Cost $14,115,342) 14,116,422
Other assets less liabilities — 24.7% 4,631,359
Net Assets — 100.0% $ 18,747,781
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2025.
Swap Agreements
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(15,940,403) 11/13/2025 Citibank NA (3.73)%
Vanguard
®
FTSE Europe ETF
Shares
c
(3,365,192)
(8,868,203) 11/6/2026 Goldman Sachs International (3.83)%
Vanguard
®
FTSE Europe ETF
Shares
c
(1,726,232)
(7,288,839) 11/6/2026 Societe Generale (3.48)%
Vanguard
®
FTSE Europe ETF
Shares
c
(1,151,217)
(5,346,353) 11/6/2026 UBS AG (3.08)%
Vanguard
®
FTSE Europe ETF
Shares
c
323,571
(37,443,798) (5,919,070)
Total Unrealized
Appreciation
323,571
Total Unrealized
Depreciation
(6,242,641)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT HEALTH CARE :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXD
::
Investments
Principal
Amount Value
Short-Term Investments — 65 .0%
Repurchase Agreements (a) — 65 .0%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $766,397
(Cost $766,030) $ 766,030
$ 766,030
Total Investments — 65.0%
(Cost $766,030) 766,030
Other assets less liabilities — 35.0% 412,857
Net Assets — 100.0% $ 1,178,887
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(448,970) 3/8/2027 Bank of America NA (4.98)%
S&P Health Care Select Sector
Index
c
71,532
(364,442) 3/6/2026 BNP Paribas (4.93)%
S&P Health Care Select Sector
Index
c
120,592
(399,085) 4/15/2027 Citibank NA (4.78)%
S&P Health Care Select Sector
Index
c
(13,906)
(349,199) 3/8/2027 Goldman Sachs International (4.58)%
S&P Health Care Select Sector
Index
c
(41,408)
(505,784) 11/6/2025 Societe Generale (4.63)%
S&P Health Care Select Sector
Index
c
72,656
(299,313) 3/6/2026 UBS AG (4.33)%
S&P Health Care Select Sector
Index
c
20,424
(2,366,793) 229,890
Total Unrealized
Appreciation
285,204
Total Unrealized
Depreciation
(55,314)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SIJ
::
Investments
Principal
Amount Value
Short-Term Investments — 126 .9%
Repurchase Agreements (a) — 126 .9%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,494,781
(Cost $1,494,066) $ 1,494,066
$ 1,494,066
Total Investments — 126.9%
(Cost $1,494,066) 1,494,066
Liabilities in excess of other assets — (26.9%) (316,632)
Net Assets — 100.0% $ 1,177,434
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(411,610) 11/6/2025 Bank of America NA (4.98)%
S&P Industrials Select Sector
Index
c
(122,355)
(638,072) 3/6/2026 BNP Paribas (4.93)%
S&P Industrials Select Sector
Index
c
(340,266)
(517,191) 3/8/2027 Goldman Sachs International (4.58)%
S&P Industrials Select Sector
Index
c
(140,791)
(324,392) 3/6/2026 Societe Generale (4.63)%
S&P Industrials Select Sector
Index
c
(113,800)
(466,696) 3/8/2027 UBS AG (4.63)%
S&P Industrials Select Sector
Index
c
(59,513)
(2,357,961) (776,725)
Total Unrealized
Depreciation
(776,725)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MATERIALS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMN
::
Investments
Principal
Amount Value
Short-Term Investments — 101 .3%
Repurchase Agreements (a) — 101 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $726,604
(Cost $726,256) $ 726,256
$ 726,256
Total Investments — 101.3%
(Cost $726,256) 726,256
Liabilities in excess of other assets — (1.3%) (9,003)
Net Assets — 100.0% $ 717,253
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Materials had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(334,582) 3/8/2027 Bank of America NA (4.63)%
S&P Materials Select Sector
Index
c
(36,543)
(384,476) 3/6/2026 BNP Paribas (4.93)%
S&P Materials Select Sector
Index
c
(40,964)
(215,228) 3/8/2027 Goldman Sachs International (4.58)%
S&P Materials Select Sector
Index
c
(14,554)
(256,317) 3/8/2027 Societe Generale (4.63)%
S&P Materials Select Sector
Index
c
(54,123)
(246,534) 3/8/2027 UBS AG (4.63)%
S&P Materials Select Sector
Index
c
(37,722)
(1,437,137) (183,906)
Total Unrealized
Depreciation
(183,906)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 140 .5%
Repurchase Agreements (a) — 140 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,635,617
(Cost $1,634,836) $ 1,634,836
$ 1,634,836
Total Investments — 140.5%
(Cost $1,634,836) 1,634,836
Liabilities in excess of other assets — (40.5%) (471,522)
Net Assets — 100.0% $ 1,163,314
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(566,212) 3/8/2027 Bank of America NA (5.08)% S&P MidCap 400
®
(178,494)
(647,564) 4/6/2027 BNP Paribas (4.78)% S&P MidCap 400
®
(147,582)
(510,892) 11/6/2025 Citibank NA (4.68)% S&P MidCap 400
®
(219,564)
(602,006) 11/6/2026 Societe Generale (4.56)% S&P MidCap 400
®
(39,525)
(2,326,674) (585,165)
Total Unrealized
Depreciation
(585,165)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT MSCI BRAZIL CAPPED :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BZQ
::
Investments
Principal
Amount Value
Short-Term Investments — 83 .2%
Repurchase Agreements (a) — 83 .2%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $4,652,375
(Cost $4,650,150) $ 4,650,150
$ 4,650,150
Total Investments — 83.2%
(Cost $4,650,150) 4,650,150
Other assets less liabilities — 16.8% 936,067
Net Assets — 100.0% $ 5,586,217
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(4,285,123) 11/6/2026 Bank of America NA (3.53)%
iShares
®
MSCI Brazil Capped
ETF
c
(837,345)
(3,153,793) 11/13/2025 Citibank NA (4.33)%
iShares
®
MSCI Brazil Capped
ETF
c
(524,885)
(2,473,343) 11/6/2026 Goldman Sachs International (3.83)%
iShares
®
MSCI Brazil Capped
ETF
c
(780,180)
(489,073) 11/6/2026 Societe Generale (3.68)%
iShares
®
MSCI Brazil Capped
ETF
c
(172,062)
(810,272) 11/6/2026 UBS AG (4.23)%
iShares
®
MSCI Brazil Capped
ETF
c
(628,629)
(11,211,604) (2,943,101)
Total Unrealized
Depreciation
(2,943,101)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFU
::
Investments
Principal
Amount Value
Short-Term Investments — 83 .5%
Repurchase Agreements (a) — 83 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $812,345
(Cost $811,957) $ 811,957
$ 811,957
Total Investments — 83.5%
(Cost $811,957) 811,957
Other assets less liabilities — 16.5% 160,445
Net Assets — 100.0% $ 972,402
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,005,500) 11/13/2025 Citibank NA (4.13)% iShares
®
MSCI EAFE ETF
c
(199,873)
(149,876) 11/13/2025 Goldman Sachs International (4.18)% iShares
®
MSCI EAFE ETF
c
(27,374)
(571,048) 11/6/2026 Societe Generale (3.78)% iShares
®
MSCI EAFE ETF
c
(368,208)
(218,175) 11/6/2026 UBS AG (4.23)% iShares
®
MSCI EAFE ETF
c
(2,349)
(1,944,599) (597,804)
Total Unrealized
Depreciation
(597,804)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EMERGING MARKETS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EEV
::
Investments
Principal
Amount Value
Short-Term Investments — 82 .7%
Repurchase Agreements (a) — 82 .7%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,723,672
(Cost $2,722,371) $ 2,722,371
$ 2,722,371
Total Investments — 82.7%
(Cost $2,722,371) 2,722,371
Other assets less liabilities — 17.3% 570,471
Net Assets — 100.0% $ 3,292,842
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,958,449) 11/13/2025 Citibank NA (3.98)%
iShares
®
MSCI Emerging
Markets ETF
c
(700,306)
(1,395,368) 11/13/2025 Goldman Sachs International (3.98)%
iShares
®
MSCI Emerging
Markets ETF
c
(385,252)
(941,873) 11/6/2026 Societe Generale (4.13)%
iShares
®
MSCI Emerging
Markets ETF
c
(250,664)
(1,285,349) 11/6/2026 UBS AG (4.23)%
iShares
®
MSCI Emerging
Markets ETF
c
(93,571)
(6,581,039) (1,429,793)
Total Unrealized
Depreciation
(1,429,793)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EWV
::
Investments
Principal
Amount Value
Short-Term Investments — 85 .4%
Repurchase Agreements (a) — 85 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $4,766,227
(Cost $4,763,947) $ 4,763,947
$ 4,763,947
Total Investments — 85.4%
(Cost $4,763,947) 4,763,947
Other assets less liabilities — 14.6% 812,200
Net Assets — 100.0% $ 5,576,147
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(3,066,260) 11/6/2026 Bank of America NA (4.53)% iShares
®
MSCI Japan ETF
c
(545,633)
(4,623,538) 11/6/2026 Societe Generale (3.83)% iShares
®
MSCI Japan ETF
c
(447,690)
(3,450,345) 11/13/2025 UBS AG (4.33)% iShares
®
MSCI Japan ETF
c
(622,888)
(11,140,143) (1,616,211)
Total Unrealized
Depreciation
(1,616,211)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT NASDAQ BIOTECHNOLOGY :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIS
::
Investments
Principal
Amount Value
Short-Term Investments — 86 .5%
Repurchase Agreements (a) — 86 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,135,543
(Cost $2,134,525) $ 2,134,525
$ 2,134,525
Total Investments — 86.5%
(Cost $2,134,525) 2,134,525
Other assets less liabilities — 13.5% 333,440
Net Assets — 100.0% $ 2,467,965
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,323,769) 3/8/2027 Bank of America NA (4.93)% Nasdaq Biotechnology Index
®
(95,376)
(1,005,691) 11/6/2025 BNP Paribas (4.58)% Nasdaq Biotechnology Index
®
(570,777)
(841,973) 3/8/2027 Citibank NA (3.93)% Nasdaq Biotechnology Index
®
608
(1,029,079) 11/6/2026 Societe Generale (4.58)% Nasdaq Biotechnology Index
®
127,638
(734,388) 11/6/2025 UBS AG (4.33)% Nasdaq Biotechnology Index
®
(260,275)
(4,934,900) (798,182)
Total Unrealized
Appreciation
128,246
Total Unrealized
Depreciation
(926,428)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Investments
Principal
Amount Value
Short-Term Investments — 147 .7%
Repurchase Agreements (a) — 17 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $49,010,788
(Cost $48,987,356) $ 48,987,356
$ 48,987,356
U.S. Treasury Obligations (b) — 130 .1%
U.S. Treasury Bills
4.23%, 10/9/2025 (c) 150,000,000 149,354,041
4.27%, 10/28/2025 (c) 75,000,000 74,517,584
4.28%, 11/18/2025 (c) 100,000,000 99,141,165
4.10%, 12/2/2025 (c) 40,000,000 39,594,140
Total U.S. Treasury Obligations
(Cost $362,504,296) 362,606,930
Total Short-Term Investments
(Cost $411,491,652) 411,594,286
Total Investments — 147.7%
(Cost $411,491,652) 411,594,286
Liabilities in excess of other assets — (47.7%) (132,865,700)
Net Assets — 100.0% $ 278,728,586
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $179,334,974.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 60 9/19/2025 U.S. Dollar $ 28,154,100 $ (875,924)
Swap Agreements
UltraShort QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(19,106,983) 1/26/2026 Bank of America NA (5.18)% Nasdaq-100 Index
®
(1,940,136)
(42,405,326) 11/6/2025 Barclays Bank PLC (4.88)% Nasdaq-100 Index
®
(30,192,450)
(51,724,663) 1/26/2026 BNP Paribas (5.03)% Nasdaq-100 Index
®
(22,964,061)
(79,003,627) 3/6/2026 Citibank NA (4.98)% Nasdaq-100 Index
®
(14,888,095)
(49,102,136) 11/6/2026 Goldman Sachs International (4.83)% Nasdaq-100 Index
®
(4,190,061)
(47,767,457) 4/6/2027 J.P. Morgan Securities, LLC (4.88)% Nasdaq-100 Index
®
(20,499,959)
(24,047,636) 1/12/2027
Morgan Stanley & Co.
International plc (4.68)% Nasdaq-100 Index
®
(3,136,541)
(74,484,451) 4/6/2027
Nomura Global Financial
Products Inc. (5.03)% Nasdaq-100 Index
®
(12,662,795)
(48,025,026) 3/6/2026 Societe Generale (4.98)% Nasdaq-100 Index
®
(8,901,090)
(93,632,153) 3/6/2026 UBS AG (4.85)% Nasdaq-100 Index
®
(16,730,041)
(529,299,458) (136,105,229)
Total Unrealized
Depreciation
(136,105,229)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT REAL ESTATE :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRS
::
Investments
Principal
Amount Value
Short-Term Investments — 87 .1%
Repurchase Agreements (a) — 87 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $18,075,256
(Cost $18,066,614) $ 18,066,614
$ 18,066,614
Total Investments — 87.1%
(Cost $18,066,614) 18,066,614
Other assets less liabilities — 12.9% 2,682,443
Net Assets — 100.0% $ 20,749,057
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(8,568,507) 3/8/2027 Bank of America NA (4.83)%
S&P Real Estate Select Sector
Index
c
39,199
(10,133,811) 3/6/2026 BNP Paribas (4.83)%
S&P Real Estate Select Sector
Index
c
(1,955,379)
(7,103,628) 4/15/2027 Citibank NA (4.78)%
S&P Real Estate Select Sector
Index
c
(463,923)
(4,059,957) 3/8/2027 Goldman Sachs International (4.58)%
S&P Real Estate Select Sector
Index
c
155,860
(6,718,319) 3/8/2027 Societe Generale (4.63)%
S&P Real Estate Select Sector
Index
c
(778,531)
(4,897,594) 3/8/2027 UBS AG (4.63)%
S&P Real Estate Select Sector
Index
c
307,541
(41,481,816) (2,695,233)
Total Unrealized
Appreciation
502,600
Total Unrealized
Depreciation
(3,197,833)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TWM
::
Investments
Principal
Amount Value
Short-Term Investments — 87 .5%
Repurchase Agreements (a) — 87 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $31,908,563
(Cost $31,893,308) $ 31,893,308
$ 31,893,308
Total Investments — 87.5%
(Cost $31,893,308) 31,893,308
Other assets less liabilities — 12.5% 4,551,807
Net Assets — 100.0% $ 36,445,115
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 52 9/19/2025 U.S. Dollar $ 6,161,480 $ (442,381)
Swap Agreements
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(15,142,722) 11/6/2025 Bank of America NA (4.73)% Russell 2000
®
Index (3,511,781)
(11,100,876) 11/6/2025 Barclays Bank PLC (4.78)% Russell 2000
®
Index (5,837,812)
(10,658,356) 1/12/2027 BNP Paribas (4.73)% Russell 2000
®
Index (1,199,806)
(9,586,367) 3/8/2027 Citibank NA (4.58)% Russell 2000
®
Index (1,897,702)
(811,682) 11/6/2026 Goldman Sachs International (4.48)% Russell 2000
®
Index 35,175
(8,216,210) 11/6/2025 Societe Generale (4.63)% Russell 2000
®
Index (6,923,039)
(11,202,289) 11/6/2026 UBS AG (4.63)% Russell 2000
®
Index (805,911)
(66,718,502) (20,140,876)
Total Unrealized
Appreciation
35,175
Total Unrealized
Depreciation
(20,176,051)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT S&P500
®
:: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Investments
Principal
Amount Value
Short-Term Investments — 129 .4%
Repurchase Agreements (a) — 21 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $97,454,973
(Cost $97,408,381) $ 97,408,381
$ 97,408,381
U.S. Treasury Obligations (b) — 107 .9%
U.S. Treasury Bills
4.27%, 9/23/2025 (c) 150,000,000 149,628,476
4.27%, 10/2/2025 (c) 200,000,000 199,297,884
4.28%, 11/18/2025 (c) 140,000,000 138,797,631
Total U.S. Treasury Obligations
(Cost $487,599,769) 487,723,991
Total Short-Term Investments
(Cost $585,008,150) 585,132,372
Total Investments — 129.4%
(Cost $585,008,150) 585,132,372
Liabilities in excess of other assets — (29.4%) (133,050,718)
Net Assets — 100.0% $ 452,081,654
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $221,114,941.
(c) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 171 9/19/2025 U.S. Dollar $ 55,342,013 $ (2,872,605)
Swap Agreements
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(86,793,593) 3/8/2027 Bank of America NA (5.03)% S&P 500
®
(17,978,912)
(98,325,157) 3/6/2026 Barclays Bank PLC (4.88)% S&P 500
®
(17,253,359)
(50,131,618) 1/12/2027 BNP Paribas (4.93)% S&P 500
®
(8,756,224)
(70,294,089) 3/6/2026 Citibank NA (4.83)% S&P 500
®
(24,627,414)
(81,121,485) 1/26/2026 Goldman Sachs International (4.83)% S&P 500
®
(19,107,322)
(102,847,339) 4/6/2027 J.P. Morgan Securities, LLC (4.78)% S&P 500
®
(24,996,850)
(101,690,953) 1/12/2027
Morgan Stanley & Co.
International plc (4.68)% S&P 500
®
(8,003,159)
(109,359,281) 1/26/2026 Societe Generale (4.93)% S&P 500
®
(26,886,328)
(148,260,770) 4/7/2026 UBS AG (4.85)% S&P 500
®
(10,759,777)
(848,824,285) (158,369,345)
Total Unrealized
Depreciation
(158,369,345)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
Investments
Principal
Amount Value
Short-Term Investments — 86 .1%
Repurchase Agreements (a) — 32 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $6,429,859
(Cost $6,426,785) $ 6,426,785
$ 6,426,785
U.S. Treasury Obligations — 53 .3%
U.S. Treasury Bills
4.23%, 10/7/2025 (b) 10,000,000 9,959,215
4.25%, 10/9/2025 (b) 500,000 497,847
Total U.S. Treasury Obligations
(Cost $10,455,638) 10,457,062
Total Short-Term Investments
(Cost $16,882,423) 16,883,847
Total Investments — 86.1%
(Cost $16,882,423) 16,883,847
Other assets less liabilities — 13.9% 2,727,066
Net Assets — 100.0% $ 19,610,913
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2025.
Swap Agreements
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(5,506,869) 11/6/2025 Bank of America NA (5.03)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(2,744,466)
(4,000,506) 3/6/2026 Barclays Bank PLC (4.98)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(2,787,654)
(2,839,865) 3/6/2026 BNP Paribas (4.83)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(585,386)
(10,100,042) 4/15/2027 Citibank NA (5.18)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(98,495)
(2,963,338) 3/6/2026 Goldman Sachs International (4.58)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,543,783)
(1,802,697) 3/8/2027 J.P. Morgan Securities, LLC (4.88)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(322,911)
(1,778,003) 3/8/2027
Morgan Stanley & Co.
International plc (4.68)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(644,982)
(3,160,893) 11/6/2025 Societe Generale (4.63)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(732,420)
(6,963,843) 11/6/2025 UBS AG (4.63)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(2,439,372)
(39,116,056) (11,899,469)
Total Unrealized
Depreciation
(11,899,469)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT SMALLCAP600 :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDD
::
Investments
Principal
Amount Value
Short-Term Investments — 89 .6%
Repurchase Agreements (a) — 89 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,619,391
(Cost $1,618,616) $ 1,618,616
$ 1,618,616
Total Investments — 89.6%
(Cost $1,618,616) 1,618,616
Other assets less liabilities — 10.4% 187,764
Net Assets — 100.0% $ 1,806,380
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,053,136) 11/6/2026 Bank of America NA (4.83)% S&P SmallCap 600
®
(506,768)
(872,726) 3/8/2027 Societe Generale (4.38)% S&P SmallCap 600
®
(168,223)
(685,816) 12/8/2026 UBS AG (4.63)% S&P SmallCap 600
®
(271,418)
(3,611,678) (946,409)
Total Unrealized
Depreciation
(946,409)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REW
::
Investments
Principal
Amount Value
Short-Term Investments — 85 .7%
Repurchase Agreements (a) — 85 .7%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $3,160,702
(Cost $3,159,190) $ 3,159,190
$ 3,159,190
Total Investments — 85.7%
(Cost $3,159,190) 3,159,190
Other assets less liabilities — 14.3% 528,078
Net Assets — 100.0% $ 3,687,268
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(861,060) 3/8/2027 Bank of America NA (5.06)%
S&P Technology Select Sector
Index
c
(192,958)
(552,030) 3/6/2026 Barclays Bank PLC (4.93)%
S&P Technology Select Sector
Index
c
(113,880)
(808,235) 3/6/2026 BNP Paribas (4.83)%
S&P Technology Select Sector
Index
c
(545,258)
(800,311) 4/15/2027 Citibank NA (4.78)%
S&P Technology Select Sector
Index
c
(378,314)
(747,485) 3/8/2027 Goldman Sachs International (4.58)%
S&P Technology Select Sector
Index
c
(502,294)
(1,101,418) 4/15/2027 J.P. Morgan Securities, LLC (4.83)%
S&P Technology Select Sector
Index
c
(588,361)
(802,952) 11/6/2025 Societe Generale (4.63)%
S&P Technology Select Sector
Index
c
(143,779)
(1,700,991) 3/6/2026 UBS AG (4.63)%
S&P Technology Select Sector
Index
c
(382,519)
(7,374,482) (2,847,363)
Total Unrealized
Depreciation
(2,847,363)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT TOP QQQ ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQDN
::
Investments
Principal
Amount Value
Short-Term Investments — 69 .8%
Repurchase Agreements (a) — 69 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,422,262
(Cost $2,421,106) $ 2,421,106
$ 2,421,106
Total Investments — 69.8%
(Cost $2,421,106) 2,421,106
Other assets less liabilities — 30.2% 1,049,733
Net Assets — 100.0% $ 3,470,839
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Top QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,064,010) 3/8/2027 Barclays Bank PLC (4.91)% Nasdaq 100 Mega Index (96,008)
(4,871,769) 3/8/2027 Goldman Sachs International (4.83)% Nasdaq 100 Mega Index (802,847)
(6,935,779) (898,855)
Total Unrealized
Depreciation
(898,855)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDP
::
Investments
Principal
Amount Value
Short-Term Investments — 94 .7%
Repurchase Agreements (a) — 94 .7%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $3,848,901
(Cost $3,847,062) $ 3,847,062
$ 3,847,062
Total Investments — 94.7%
(Cost $3,847,062) 3,847,062
Other assets less liabilities — 5.3% 216,594
Net Assets — 100.0% $ 4,063,656
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,574,985) 3/8/2027 Bank of America NA (4.98)%
S&P Utilities Select Sector
Index
c
(199,897)
(1,336,783) 4/15/2027 Goldman Sachs International (4.58)%
S&P Utilities Select Sector
Index
c
(203,299)
(3,482,603) 3/6/2026 Societe Generale (4.63)%
S&P Utilities Select Sector
Index
c
(62,745)
(704,509) 3/8/2027 UBS AG (4.53)%
S&P Utilities Select Sector
Index
c
(24,878)
(8,098,880) (490,819)
Total Unrealized
Depreciation
(490,819)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

200 :: AUGUST 31, 2025 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On August 31, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of
America
Securities,
Inc., 4%,
dated
08/29/2025
due
09/02/2025
(a)
Bank of
America
Securities,
Inc., 4.32%,
dated
08/29/2025
due
09/02/2025
(b)
Barclays
Capital, Inc.,
4.31%, dated
08/29/2025
due
09/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.32%, dated
08/29/2025
due
09/02/2025
(d)
CF Secured
LLC, 4.31%,
dated
08/29/2025 due
09/02/2025
(e)
Natixis New
York Branch,
4.31%, dated
08/29/2025
due
09/02/2025
(f)
Total
Short 7-10 Year Treasury
..................
$ 281,859
$ 1,550,227 $ 704,649 $ 1,127,438 $ 4,645,697 $ 3,523,243 $ 11,833,113
Short 20+ Year Treasury
...................
347,354
1,910,447 868,385 1,389,416 5,725,198 4,341,925 14,582,725
Short Dow30
SM
........................
1,516,098
8,338,539 3,790,245 6,064,393 24,988,810 18,951,227 63,649,312
Short Financials
........................
190,759
1,049,175 476,898 763,037 3,144,152 2,384,489 8,008,510
Short FTSE China 50
.....................
66,037
363,205 165,094 264,149 1,088,447 825,466 2,772,398
Short High Yield
........................
756,639
4,161,514 1,891,597 3,026,556 12,471,162 9,457,986 31,765,454
Short MidCap400
.......................
84,363
463,994 210,906 337,450 1,390,491 1,054,532 3,541,736
Short MSCI EAFE
.......................
176,132
968,726 440,330 704,526 2,903,061 2,201,648 7,394,423
Short MSCI Emerging Markets
..............
203,909
1,121,502 509,774 815,637 3,360,901 2,548,869 8,560,592
Short QQQ
...........................
7,489,932
41,194,624 18,724,829 29,959,726 123,451,425 93,624,146 314,444,682
Short Real Estate
.......................
243,773
1,340,752 609,433 975,092 4,017,945 3,047,163 10,234,158
Short Russell2000
......................
1,043,923
5,741,577 2,609,808 4,175,693 17,206,271 13,049,039 43,826,311
Short S&P500
®
........................
3,497,323
19,235,275 8,743,307 13,989,291 57,643,981 43,716,534 146,825,711
Short SmallCap600
......................
105,449
579,969 263,622 421,796 1,738,043 1,318,111 4,426,990
Ultra 7-10 Year Treasury
...................
440,136
2,420,752 1,100,342 1,760,547 7,254,472 5,501,709 18,477,958
Ultra 20+ Year Treasury
...................
919,175
5,055,462 2,297,937 3,676,700 15,150,131 11,489,686 38,589,091
Ultra Communication Services
..............
34,724
190,982 86,810 138,896 572,333 434,051 1,457,796
Ultra Consumer Discretionary
...............
91,775
504,764 229,438 367,100 1,512,669 1,147,191 3,852,937
Ultra Consumer Staples
...................
29,001
159,507 72,503 116,006 478,008 362,516 1,217,541
Ultra Dow30
SM
.........................
770,932
4,240,124 1,927,329 3,083,727 12,706,742 9,636,647 32,365,501
Ultra Energy
..........................
244,504
1,344,772 611,260 978,017 4,029,992 3,056,301 10,264,846
Ultra Financials
........................
3,670,205
20,186,128 9,175,513 14,680,819 60,493,481 45,877,563 154,083,709
Ultra FTSE China 50
.....................
178,872
983,794 447,179 715,486 2,948,218 2,235,894 7,509,443
Ultra FTSE Europe
......................
114,456
629,506 286,139 457,822 1,886,492 1,430,694 4,805,109
Ultra Health Care
.......................
214,658
1,180,617 536,644 858,629 3,538,054 2,683,219 9,011,821
Ultra High Yield
........................
466,547
2,566,007 1,166,367 1,866,187 7,689,773 5,831,835 19,586,716
Ultra Industrials
........................
66,499
365,742 166,246 265,994 1,096,049 831,231 2,791,761
Ultra Materials
.........................
129,282
711,051 323,205 517,129 2,130,867 1,616,025 5,427,559
Ultra MidCap400
.......................
304,069
1,672,381 760,173 1,216,278 5,011,767 3,800,867 12,765,535

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: AUGUST 31, 2025 (Unaudited) :: 201
PROSHARES TRUST
Fund Name
A
Bank of
America
Securities,
Inc., 4%,
dated
08/29/2025
due
09/02/2025
(a)
Bank of
America
Securities,
Inc., 4.32%,
dated
08/29/2025
due
09/02/2025
(b)
Barclays
Capital, Inc.,
4.31%, dated
08/29/2025
due
09/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.32%, dated
08/29/2025
due
09/02/2025
(d)
CF Secured
LLC, 4.31%,
dated
08/29/2025 due
09/02/2025
(e)
Natixis New
York Branch,
4.31%, dated
08/29/2025
due
09/02/2025
(f)
Total
Ultra MSCI Brazil Capped
.................
$ 32,298
$ 177,639 $ 80,745 $ 129,191 $ 532,344 $ 403,724 $ 1,355,941
Ultra MSCI EAFE
.......................
323,790
1,780,847 809,476 1,295,161 5,336,815 4,047,379 13,593,468
Ultra MSCI Emerging Markets
...............
420,836
2,314,596 1,052,089 1,683,342 6,936,344 5,260,444 17,667,651
Ultra MSCI Japan
.......................
61,303
337,166 153,257 245,211 1,010,413 766,286 2,573,636
Ultra Nasdaq Biotechnology
................
205,005
1,127,531 512,514 820,023 3,378,968 2,562,571 8,606,612
Ultra Nasdaq Cloud Computing
..............
1,592
8,757 3,980 6,370 26,243 19,902 66,844
Ultra Nasdaq Cybersecurity
................
52,966
291,311 132,414 211,864 872,997 662,072 2,223,624
Ultra QQQ
............................
2,475,441
13,614,923 6,188,601 9,901,763 40,800,993 30,943,006 103,924,727
Ultra Real Estate
.......................
267,973
1,473,846 669,930 1,071,889 4,416,801 3,349,651 11,250,090
Ultra Russell2000
.......................
1,082,942
5,956,181 2,707,355 4,331,769 17,849,394 13,536,776 45,464,417
Ultra S&P500
®
.........................
3,209,943
17,654,689 8,024,859 12,839,773 52,907,305 40,124,294 134,760,863
Ultra Semiconductors
....................
2,075,812
11,416,970 5,189,532 8,303,250 34,214,201 25,947,658 87,147,423
Ultra SmallCap600
......................
132,589
729,238 331,472 530,356 2,185,370 1,657,360 5,566,385
Ultra Technology
.......................
1,341,478
7,378,129 3,353,695 5,365,910 22,110,662 16,768,473 56,318,347
Ultra Top QQQ
.........................
213,717
1,175,443 534,292 854,868 3,522,550 2,671,462 8,972,332
Ultra Utilities
..........................
25,096
138,028 62,740 100,383 413,639 313,699 1,053,585
UltraPro Dow30
SM
.......................
1,642,694
9,034,817 4,106,735 6,570,775 27,075,401 20,533,674 68,964,096
UltraPro MidCap400
.....................
69,097
380,033 172,743 276,388 1,138,878 863,712 2,900,851
UltraPro QQQ
.........................
6,560,379
36,082,083 16,400,947 26,241,514 108,130,239 82,004,734 275,419,896
UltraPro Russell2000
.....................
933,575
5,134,663 2,333,938 3,734,300 15,387,480 11,669,688 39,193,644
UltraPro S&P500
®
.......................
1,109,604
6,102,822 2,774,010 4,438,416 18,288,844 13,870,050 46,583,746
UltraPro Short 20+ Year Treasury
.............
219,570
1,207,635 548,925 878,280 3,619,023 2,744,625 9,218,058
UltraPro Short Dow30
SM
...................
1,473,399
8,103,695 3,683,498 5,893,597 24,285,031 18,417,490 61,856,710
UltraPro Short MidCap400
.................
46,859
257,726 117,148 187,437 772,349 585,741 1,967,260
UltraPro Short QQQ
.....................
7,114,226
39,128,242 17,785,565 28,456,902 117,258,922 88,927,823 298,671,680
UltraPro Short Russell2000
.................
1,104,802
6,076,410 2,762,004 4,419,207 18,209,693 13,810,022 46,382,138
UltraPro Short S&P500
®
...................
2,476,200
13,619,101 6,190,500 9,904,801 40,813,513 30,952,501 103,956,616
UltraShort 7-10 Year Treasury
...............
313,668
1,725,171 784,168 1,254,670 5,169,964 3,920,842 13,168,483
UltraShort 20+ Year Treasury
...............
904,664
4,975,650 2,261,659 3,618,654 14,910,953 11,308,296 37,979,876
UltraShort Consumer Discretionary
...........
60,299
331,644 150,747 241,196 993,866 753,737 2,531,489
UltraShort Consumer Staples
...............
14,967
82,318 37,417 59,868 246,691 187,087 628,348
UltraShort Dow30
SM
.....................
1,059,362
5,826,491 2,648,405 4,237,447 17,460,737 13,242,023 44,474,465
UltraShort Energy
.......................
299,688
1,648,282 749,219 1,198,750 4,939,546 3,746,095 12,581,580
UltraShort Financials
.....................
218,390
1,201,143 545,974 873,557 3,599,566 2,729,869 9,168,499
UltraShort FTSE China 50
.................
116,758
642,169 291,895 467,032 1,924,442 1,459,475 4,901,771
UltraShort FTSE Europe
...................
146,468
805,572 366,169 585,871 2,414,125 1,830,845 6,149,050
UltraShort Health Care
...................
18,246
100,355 45,616 72,987 300,745 228,081 766,030
UltraShort Industrials
....................
35,588
195,734 88,970 142,351 586,573 444,850 1,494,066
UltraShort Materials
.....................
17,299
95,145 43,248 69,195 285,130 216,239 726,256
UltraShort MidCap400
....................
38,941
214,176 97,353 155,764 641,839 486,763 1,634,836
UltraShort MSCI Brazil Capped
..............
110,764
609,205 276,911 443,059 1,825,655 1,384,556 4,650,150
UltraShort MSCI EAFE
....................
19,340
106,372 48,351 77,362 318,776 241,756 811,957
UltraShort MSCI Emerging Markets
...........
64,846
356,651 162,114 259,383 1,068,806 810,571 2,722,371
UltraShort MSCI Japan
...................
113,475
624,113 283,688 453,900 1,870,332 1,418,439 4,763,947
UltraShort Nasdaq Biotechnology
............
50,842
279,639 127,109 203,374 838,018 635,543 2,134,525
UltraShort QQQ
........................
1,166,857
6,417,713 2,917,142 4,667,428 19,232,505 14,585,711 48,987,356
UltraShort Real Estate
....................
430,339
2,366,863 1,075,847 1,721,354 7,092,978 5,379,233 18,066,614
UltraShort Russell2000
...................
759,684
4,178,264 1,899,211 3,038,738 12,521,357 9,496,054 31,893,308
UltraShort S&P500
®
.....................
2,320,224
12,761,232 5,800,560 9,280,897 38,242,667 29,002,801 97,408,381
UltraShort Semiconductors
................
153,083
841,957 382,708 612,334 2,523,164 1,913,539 6,426,785
UltraShort SmallCap600
..................
38,555
212,051 96,387 154,219 635,470 481,934 1,618,616
UltraShort Technology
....................
75,251
413,878 188,126 301,001 1,240,303 940,631 3,159,190
UltraShort Top QQQ
.....................
57,670
317,183 144,174 230,679 950,529 720,871 2,421,106
UltraShort Utilities
......................
91,635
503,994 229,088 366,542 1,510,362 1,145,441 3,847,062
$ 67,048,474 $ 368,766,601 $ 167,621,182 $ 268,193,889 $ 1,105,114,143 $ 838,105,906 $ 2,814,850,195
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2025 as follows:
(a) U.S. Treasury Bonds, 0% to 4.75%, due 5/15/2032 to 2/15/2052; U.S. Treasury Notes, 1.13% to 4.25%, due 1/15/2026 to 11/15/2032, which had an aggregate value at the Trust level of $102,000,000.

202 :: AUGUST 31, 2025 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
(b) U.S. Treasury Bonds, 0%, due 11/15/2039 to 11/15/2051; U.S. Treasury Notes, 2.38% to 4.30%, due 7/31/2027 to 10/15/2028, which had an aggregate value at the Trust level of $561,000,000.
(c) U.S. Treasury Notes,  4.25%, due 6/30/2031, which had an aggregate value at the Trust level of $255,000,050.
(d) U.S. Treasury Bills, 0%, due 1/2/2026; U.S. Treasury Bonds, 0% to 0.88%, due 8/15/2027 to 5/15/2055; U.S. Treasury Notes, 0.50% to
4.50%, due 7/15/2026 to 5/15/2035, which had an aggregate value at the Trust level of $408,000,000.
(e) U.S. Treasury Bills, 0%, due 9/4/2025 to 7/9/2026; U.S. Treasury Bonds, 0% to 6.75%, due 8/31/2025 to 8/15/2055; U.S. Treasury Notes,
0.13% to 5%, due 8/31/2025 to 8/15/2035, which had an aggregate value at the Trust level of $1,682,001,662.
(f) U.S. Treasury Bills, 0%, due 10/9/2025 to 4/16/2026; U.S. Treasury Bonds, 0% to 4.75%, due 11/15/2028 to 8/15/2054; U.S. Treasury Notes,
0.63% to 5%, due 10/31/2025 to 1/15/2035, which had an aggregate value at the Trust level of $1,275,610,584.